As filed with the Securities and Exchange Commission on April 30, 2010
Commission File Nos.  333-81266
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 24	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 176	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®

Issued by

Jackson National Life Insurance Company of New York® and
JNLNY Separate Account I

May 1, 2010

The Contracts offered in this prospectus are the variable portions of individual flexible premium fixed and variable deferred annuity Contracts with:

1 Guaranteed Fixed Account, (with a guaranteed period of 1 year), which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (“Jackson of NY®,” “we” or “us”), as may be made available by us, or as may be otherwise limited by us;

95 Investment Divisions of Jackson National Separate Account - I (the “Separate Account”) each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC mutual funds with a full range of investment objectives:

JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit
Suisse Global Natural Resources Fund)
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman
Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

In addition, the JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

A base Contract designed to facilitate your retirement savings or other long-term investment purposes by permitting you to:

•	accumulate savings for your retirement on a tax-deferred basis during the accumulation phase on a fixed, variable, or fixed and variable basis;
•	receive income payments in the income phase on a fixed, variable or fixed and variable basis;
•	receive a basic death benefit, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us; and
•	have significant access to your Contract Values without incurring a withdrawal charge in the event of certain serious health-related emergencies.

A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

•	1 type of optional death benefit;
•	a “Contract Enhancement” (under which we credit your Contract Values with 2% of each premium payment you make in the first Contract Year);
•
4 Guaranteed Minimum Withdrawal Benefits (that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)).  Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the Issue Date; and

•	a Guaranteed Minimum Income Benefit (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract Years, subject to specific conditions).

This prospectus describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  Also, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

Effective September 30, 2002, Perspective Focus Fixed and Variable Annuity is no longer available for purchase by non-natural Owners (entities) other than qualified plans and certain trusts.

Please read this prospectus before you purchase a Contract.  It contains important information about the Contract that you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements.  You should keep this prospectus for future reference.
To learn more about the Perspective Focus Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2010, by calling us at (800) 599-5651 or by writing us at:  Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan 48909-7813.  The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus.  The Table of Contents of the SAI appears at the end of this prospectus.  The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Focus Fixed and Variable Annuity or passed upon the adequacy of this prospectus.  It is a criminal offense to represent otherwise.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

TABLE OF CONTENTS
KEY FACTS	1
FEES AND EXPENSES TABLES	3
Owner Transaction Expenses	3
Periodic Expenses	4
Total Annual Fund Operating Expenses	8
EXAMPLE	11
CONDENSED FINANCIAL INFORMATION	11
THE ANNUITY CONTRACT	12
JACKSON OF NY	12
THE GUARANTEED FIXED ACCOUNT	12
THE SEPARATE ACCOUNT	13
INVESTMENT DIVISIONS	13
JNL Series Trust	14
JNL Variable Fund LLC	22
Voting Privileges	25
Substitution	25
CONTRACT CHARGES	25
Mortality and Expense Risk Charges	25
Annual Contract Maintenance Charge	25
Administration Charge	25
Transfer Charge	25
Withdrawal Charge	25
Contract Enhancement Charge	27
Contract Enhancement Recapture Charge	27
Guaranteed Minimum Income Benefit (“FutureGuard”) Charge	27
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge	27
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	28
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	29
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	29
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge	30
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge	30
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	31
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	31
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	32
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	32
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	33
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	33
Optional Death Benefit Charge	34
Commutation Fee	34
Other Expenses	34
Premium Taxes	34
Income Taxes	34
DISTRIBUTION OF CONTRACTS	34
PURCHASES	36
Minimum Initial Premium	36
Minimum Additional Premiums	36
Maximum Premiums	36
Allocations of Premium	36
Optional Contract Enhancement	37
Capital Protection Program	38
Accumulation Units	38
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	38
Restrictions on Transfers: Market Timing	38
TELEPHONE AND INTERNET TRANSACTIONS	39
The Basics	39
What You Can Do and How	39
What You Can Do and When	40
How to Cancel a Transaction	40
Our Procedures	40
ACCESS TO YOUR MONEY	40
Waiver of Withdrawal and Recapture Charges for Extended Care	41
Guaranteed Minimum Withdrawal Benefit Considerations	41
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	41
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	42
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	46
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	51
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	56
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	60
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	64
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	71
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	78
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	85
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	95
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	106
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	114
Systematic Withdrawal Program	124
Suspension of Withdrawals or Transfers	124
INCOME PAYMENTS (THE INCOME PHASE)	124
Variable Income Payments	125
Income Options	125
Guaranteed Minimum Income Benefit (“FutureGuard”)	126
DEATH BENEFIT	127
Basic Death Benefit	128
Optional Death Benefit	128
Maximum Anniversary Value Death Benefit	128
Special Spousal Continuation Option	129
Death of Owner On or After the Income Date	129
Death of Annuitant	129
TAXES	129
Contract Owner Taxation	130
Tax-Qualified and Non-Qualified Contracts	130
Non-Qualified Contracts – General Taxation	130
Non-Qualified Contracts – Aggregation of Contracts	130
Non-Qualified Contracts – Withdrawals and Income Payments	130
Non-Qualified Contracts – Required Distributions	130
Tax-Qualified Contracts – Withdrawals and Income Payments	131
Withdrawals – Tax-Sheltered Annuities	131
Withdrawals – Roth IRAs	131
Constructive Withdrawals – Investment Adviser Fees	131
Extension of Latest Income Date	131
Death Benefits	131
IRS Approval	131
Assignment	131
Diversification	132
Owner Control	132
Withholding	132
Jackson of NY Taxation	132
OTHER INFORMATION	133
Dollar Cost Averaging	133
Earnings Sweep	133
Rebalancing	133
Free Look	133
Advertising	133
Modification of Your Contract	134
Legal Proceedings	134
PRIVACY POLICY	134
Collection of Nonpublic Personal Information	134
Disclosure of Current and Former Customer Nonpublic Personal Information	134
Security to Protect the Confidentiality of Nonpublic Personal Information	135
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION	136
APPENDIX A (Trademarks, Service Marks, and Related Disclosures)	A-1
APPENDIX B (Broker-Dealer Support)	B-1
APPENDIX C (Contract Enhancement Recapture Charges)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (Accumulation Unit Values)	E-1

KEY FACTS

The Annuity Contract	Your Contract permits you to accumulate your Contract Values

•
on a fixed basis through allocations to our Guaranteed Fixed Account (with guaranteed period of 1 year), as may be made available by us, or as may be otherwise limited by us.  There may be periods when we do not offer any Guaranteed Fixed Account, or impose special transfer requirements on the Guaranteed Fixed Account, or

•
on a variable basis, by allocations to one or more of the investment divisions of our Separate Account (the “Investment Divisions”).  (We refer to the Guaranteed Fixed Account and the Investment Divisions together as “Allocation Options”).

Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be tax deferred.  Tax deferral on qualified Contracts is derived from their status as qualified Contracts.  See “Taxes” for information on the tax treatment of investment earnings. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a death benefit during the accumulation phase (when you make premium payments to us) and a variety of income options during the income phase (when we make income payments to you).  We generally will not issue a Contract to anyone over age 90.

Optional Features	Optional features of your Contract include:

•
an Optional Death Benefit Endorsement that permits you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;

•
a Contract Enhancement Endorsement (a credit to your Contract Value from our general account equal to 2% of your premium payments in the first Contract Year) that provides net Contract Value benefits under selected circumstances.  See “Optional Contract Enhancement” at page 37 below;

•
4 Guaranteed Minimum Withdrawal Benefits (“GMWB”)(that permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the Issue Date), the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)); and

•
a Guaranteed Minimum Income Benefit (“GMIB”)(guarantees a minimum fixed income benefit under certain life contingent options after a period of at least seven Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase).

Allocation Options	You may not allocate your Contract Values to more than 18 Allocation Options, at any one time. Each Investment Division invests in a single Fund (investment portfolio) of an underlying mutual fund.

Purchases
Under most circumstances, you must make an initial premium payment of at least $10,000 ($2,000 for a qualified plan Contract).  You are permitted to make subsequent premium payments at any time during the accumulation phase.  Each subsequent payment must be at least $500 ($50 under an automatic payment plan).  We reserve the right to refuse any premium payment.  We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account.  We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

Access to Your Money
During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment.  We may deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract.  You may also have to pay taxes and a tax penalty on money you withdraw.

Income Payments	You may choose to receive regular income payments from us (most typically, when you retire). During this “income phase,” you have the same variable allocation options as during the accumulation phase.

Death Benefit
If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit of at least the greater of your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary or the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any endorsement and premium taxes. All adjustments to the Net Premiums will occur at the time of the transaction and all amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

Free Look
If you cancel your Contract within 20 days after receiving it, we will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the premium allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account, and Contract Enhancement recapture charge attributable to the Contract Enhancement Endorsement as of the date we receive your request or the date the Contract is returned to your selling agent.

Taxes
Under the Internal Revenue Code, you generally will not be taxed on the earnings on your Contract Value until you make a withdrawal (this is referred to as tax-deferral).  There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.  Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.

Expenses
Your Contract has insurance features and investment features, and there are costs related to each.  If you select any one of our GMWBs, Jackson of NY deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB).  While the charge is deducted from your Contract Value, it is based on the GWB.  For more information, including how the GWB is calculated, please see “Contract Charges.”  Each Fund has its own expenses.  The Contract's charges and Fund expenses are described in the following Fee Tables:

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer contract value between Allocation Options.  State premium taxes may also be deducted.

Owner Transaction Expenses

Maximum Withdrawal Charge 1 –
Percentage of premium withdrawn, if applicable	8%

Maximum Contract Enhancement Recapture Charge 2 –
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	2%

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Transfer Charge 3 –
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
Withdrawal charges are deducted: on the Income Date if that date is within 13 months of the issue date; upon partial withdrawals in excess of free withdrawal amounts; upon withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; upon withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

2	Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and rebalancing transfers.

4
When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery).  Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge	$30 5

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions	1.65%

Mortality And Expense Risk Charge 1.50% 6

Administration Charge 0.15% 7

Total Separate Account Annual Expenses for Base Contract	1.65% 8

Optional Endorsements - The following optional endorsement charges are based on average account value: the 2% Contract Enhancement and the Maximum Anniversary Value Death Benefit.  Please see footnotes 11 - 21 for those charges that are not based on average account value.

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below. 9

2% Contract Enhancement Maximum Annual Charge 10	0.65%

Guaranteed Minimum Income Benefit Maximum Annual Charge (“FutureGuardSM”) 11	0.30%
7% Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 PlusSM”) 12	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“SafeGuard MaxSM”) 13	0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”) 14	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) 15	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) 16	0.51%
5% For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM”) 17	1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 18	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) 19	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard FreedomSM GMWB”) 20	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom GMWB With Joint Option”) 21	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (“LifeGuard Freedom 6SM GMWB”) 22	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (“LifeGuard Freedom 6 GMWB With Joint Option”) 23	1.86%

Maximum Anniversary Value Death Benefit Maximum Annual Charge	0.15%

5	This charge is only imposed if your Contract Value is less than $50,000 on the date when the charge is assessed.

6	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Mortality and Expense Risk Charge will be 1.30%.

7
If the initial premium equals $1,000,000 or more, we will waive the Administration Charge.  However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

8	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Total Separate Account Annual Expenses will be 1.45%.

9
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

10	This charge is only deducted for the first three Contract Years.

11	On a calendar quarter basis, the charge is 0.075% of the GMIB Benefit Base. The GMIB Benefit Base is the greater of (a) or (b), where:

(a) Generally equals all premiums you have paid, subject to certain adjustments; and

(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Account on a pro rata basis.  When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units.  The GMIB Benefit Base is defined beginning on page 126 below.

12
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  The charge is expressed as an annual percentage and depends on:

●     When the endorsement is added to the Contract.

●     The endorsement's availability – on and after, or before January 17, 2006, or before February 23, 2005.

●     The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

●     The frequency of deduction – monthly, or daily.

The below tables have the maximum and current charges.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement is added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this endorsement is added before February 23, 2005, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

7% GMWB
Endorsement's Availability	On and after January 17, 2006	Before January 17, 2006	Before February 23, 2005
Maximum Annual Charge	0.75%	0.70%	0.70%
Current Annual Charge	0.51%	0.40%	0.35% 0.55% upon step-up
Charge Basis	GWB	Investment Divisions	Investment Divisions
Charge Frequency	Monthly	Daily	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 27.  For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 42.

13
The current charge is 0.0375% of the GWB, which is 0.45% of the GWB on an annual basis, subject to a maximum annual charge of 0.81% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 46.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.

14
The current charge is 0.055% of the GWB, which is 0.66% of the GWB on an annual basis, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 51.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.

15
The current charge is 0.0725% of the GWB, which is 0.87% of the GWB on an annual basis, subject to a maximum annual charge of 1.62% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 56.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.

16
The current charge is 0.0175% of the GWB, which is 0.21% of the GWB on an annual basis, subject to a maximum annual charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 60.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.

17
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.17%÷12	0.72%÷12
55 – 59	1.50%÷12	0.96%÷12
60 – 64	1.50%÷12	0.96%÷12
65 – 69	1.50%÷12	0.96%÷12
70 – 74	0.90%÷12	0.57%÷12
75 – 80	0.66%÷12	0.42%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 30.  For more information about how the endorsement works, please see “5% For Life GMWB With Bonus and Annual Step-Up” beginning on page 64.

18
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 31.  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 71.

19
The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 31.  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 78.

20
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 32.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 85.

21
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 32.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 94.

22
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 33.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 106.

23
  The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to          prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual         charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 33.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 114.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2.41%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.28%D	0.25%	0.02%D	0.00%	1.55%D	0.45%E	1.10%D,E
JNL/American Funds Global Bond	1.41%D	0.25%	0.04%D	0.00%	1.70%D	0.55%E	1.15%D,E
JNL/American Funds Global Small Capitalization	1.62%D	0.25%	0.05%D	0.00%	1.92%D	0.60%E	1.32%D,E
JNL/American Funds Growth-Income	1.13%D	0.25%	0.02%D	0.00%	1.40%D	0.40%E	1.00%D,E
JNL/American Funds International	1.50%D	0.25%	0.05%D	0.00%	1.80%D	0.55%E	1.25%D,E
JNL/American Funds New World	1.97%D	0.25%	0.06%D	0.00%	2.28%D	0.80%E	1.48%D,E
JNL/Select Money Market	0.36%F	0.20%	0.01%	0.00%	0.57%F	0.09%	0.48%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.81% H	1.01%
JNL Institutional Alt 35	0.20%	0.00%	0.00%	0.95% H	1.15%
JNL Institutional Alt 50	0.20%	0.00%	0.00%	1.10% H	1.30%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.23% H	1.43%
JNL/AIM Global Real Estate	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/AIM International Growth	0.82%	0.20%	0.02%	0.02%	1.06%
JNL/AIM Large Cap Growth	0.77%	0.20%	0.00%	0.01%	0.98%
JNL/AIM Small Cap Growth	0.95%	0.20%	0.01%	0.01%	1.17%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.88%	0.20%	0.01%	0.01%	1.10%
JNL/Capital Guardian U.S. Growth Equity	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/Credit Suisse Commodity Securities Fund	0.82%	0.20%	0.01%	0.02%	1.05%
JNL/Credit Suisse Long/Short	0.95%	0.20%	0.39% G	0.01%	1.55%
JNL/Eagle Core Equity	0.75%	0.20%	0.01%	0.03%	0.99%
JNL/Eagle SmallCap Equity	0.82%	0.20%	0.01%	0.00%	1.03%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.01%	1.07% H	1.13%
JNL/Franklin Templeton Global Growth	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Franklin Templeton Income	0.79%	0.20%	0.01%	0.02%	1.02%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.04%	1.35%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.06% G	0.02%	1.13%
JNL/Franklin Templeton Small Cap Value	0.95%	0.20%	0.01%	0.02%	1.18%
JNL/Goldman Sachs Core Plus Bond	0.69%	0.20%	0.01%	0.02%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.90%	0.20%	0.01%	0.05%	1.16%
JNL/Goldman Sachs Mid Cap Value	0.83%	0.20%	0.00%	0.01%	1.04%
JNL/Ivy Asset Strategy Fund	1.05%	0.20%	0.00%	0.04%	1.29%
JNL/JPMorgan International Value	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/JPMorgan U.S. Government & Quality Bond	0.52%	0.20%	0.01%	0.01%	0.74%
JNL/Lazard Emerging Markets	1.05%	0.20%	0.02%	0.02%	1.29%
JNL/Lazard Mid Cap Equity	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/M&G Global Basics	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/M&G Global Leaders	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management S&P 500 Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.02%	0.00%	0.61%
JNL/Mellon Capital Management Small Cap Index	0.39%	0.20%	0.03%	0.00%	0.62%
JNL/Mellon Capital Management International Index	0.44%	0.20%	0.05%	0.00%	0.69%
JNL/Mellon Capital Management Bond Index	0.39%	0.20%	0.01%	0.01%	0.61%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.00%	0.02%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.01%	0.62%H	0.68%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.01%	0.63%H	0.69%
JNL/Oppenheimer Global Growth	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.02%	0.01%	1.28%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America High Yield Bond	0.57%	0.20%	0.01%	0.04%	0.82%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	1.00%	0.20%	0.00%	1.21%	2.41%
JNL/Select Balanced	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Select Value	0.62%	0.20%	0.00%	0.01%	0.83%
JNL/T. Rowe Price Established Growth	0.70%	0.20%	0.01%	0.00%	0.91%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/T. Rowe Price Short-Term Bond	0.53%	0.20%	0.01%	0.05%	0.79%
JNL/T. Rowe Price Value	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/S&P Managed Conservative	0.18%	0.00%	0.00%	0.83%H	1.01%
JNL/S&P Managed Moderate	0.16%	0.00%	0.01%	0.87%H	1.04%
JNL/S&P Managed Moderate Growth	0.15%	0.00%	0.01%	0.90%H	1.06%
JNL/S&P Managed Growth	0.15%	0.00%	0.01%	0.93%H	1.09%
JNL/S&P Managed Aggressive Growth	0.18%	0.00%	0.01%	0.95%H	1.14%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Total Yield	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P 4	0.05%	0.00%	0.01%	0.72%H	0.78%
JNL/Mellon Capital Management Nasdaq® 25	0.48%	0.20%	0.04%	0.00%	0.72%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.16%	0.00%	0.80%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.48%	0.20%	0.02%	0.01%	0.71%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.04%	0.00%	0.69%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.06%	0.00%	0.70%
JNL/Mellon Capital Management S&P® SMid 60	0.47%	0.20%	0.02%	0.01%	0.70%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.05%	0.00%	0.78%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Financial Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Healthcare Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.46%	0.20%	0.03%	0.00%	0.69%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D
Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%.
JNL/American Funds Global Bond Fund: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%.
JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.
JNL/American Funds New World Fund: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus (May 1, 2010), unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2009, the total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.37% and 0.05%, respectively.

H
Amounts are based on the allocations to underlying funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes the maximum Fund fees and expenses and the cost if you select the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,695	$2,718	$3,225	$5,980

If you annuitize at the end of the applicable time period (no additional fees upon annuitization):

1 year *	3 years	5 years	10 years
$1,695	$2,718	$3,225	$5,980

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$695	$2,043	$3,225	$5,980

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The financial statements of the Separate Account and Jackson of NY and information about the values of all accumulation units constitute the condensed financial information, which can be found in the Statement of Additional Information.  The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base contract and the various combinations of optional endorsements.  Please see Appendix E for more information about Accumulation Unit values.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is at the beginning of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a Contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.  You may allocate your Contract Value to:

•	our Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, or

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  An assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Jackson of NY Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity contract.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995.  Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577.  We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner; the number and type of Contracts issued to each Owner; and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE GUARANTEED FIXED ACCOUNT

Contract value that you allocate to the Guaranteed Fixed Account will be placed with other assets in our general account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Guaranteed Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Guaranteed Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of the Guaranteed Fixed Account, and transfers into and out of the Guaranteed Fixed Account, may be subject to contractual and administrative requirements.  Accordingly, before purchasing a Contract, you should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account and its limitations.

The Guaranteed Fixed Account, if available, offers a minimum interest rate that we guarantee for a one-year period.  We guarantee principal and interest of any Contract Values while they are allocated to the Guaranteed Fixed Account only if amounts allocated to the account are not withdrawn until the end of the one-year duration.  The value of the Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than your premium payments (minus any applicable premium tax) and transfers allocated to the Guaranteed Fixed Account, minus transfers, withdrawals and charges from the Guaranteed Fixed Account, accumulated at 3% per year, minus any withdrawal charges or any tax due.  Your Contract contains a more complete description of the Guaranteed Fixed Account, as supplemented by our administrative requirements relating to transfers.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Allocation Options at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income and capital appreciation through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks of smaller companies located around the world. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%) and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%) and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 35%) and non-traditional asset classes (approximately 65%).

JNL/AIM Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.) and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/AIM International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/AIM Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/AIM Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.).  The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Credit Suisse Commodity Securities Fund
Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

JNL/Credit Suisse Long/Short Fund
Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

Seeks total return by employing a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  This quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.  These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities (under normal market conditions).

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion ,with a portion in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in investments of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation, by investing, under normal circumstances, at least 80% of its assets  in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks to achieve its objective by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks to achieve its objective by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East Index (“EAFE”).  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Company)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital growth by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Select Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/Select Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/Select Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally $3 billion).

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by normally investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Income is a secondary objective.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor's Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC
JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Fund focuses on small and mid-capitalization companies because the sub-adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies.  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.  The Funds described are available only through variable annuity Contracts issued by Jackson of NY.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Investment Divisions may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813 or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense charges.  On an annual basis, these charges equal 1.50% of the average daily net asset value of your allocations to the Investment Divisions for the first six years.  Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, these charges will equal 1.30% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Guaranteed Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide both basic and optional death benefits prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges.  Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date (the date your Contract was issued).  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Guaranteed Fixed Account based on the proportion their respective value bears to the Contract Value.

We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Guaranteed Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.  If the initial premium equals $1,000,000 or more, we will waive the administration charge.  However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:
•	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least three years without being withdrawn), plus

•	earnings (excess of Contract Value in the Allocation Options over remaining premium in these Options)

•	additional free withdrawal

o
during each Contract Year, 10% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an excess interest adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings.  Any withdrawals that are necessary to satisfy the minimum distribution requirements by the Internal Revenue Code are counted as part of the additional free withdrawal percentage.

We will deduct a withdrawal charge on:

•	partial withdrawals in excess of the free withdrawal amount, or

•	withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity, or

•	total withdrawals.

The amount of the withdrawal charge deducted varies (depending on how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

Completed years are 12-month periods starting with the date of the premium payment.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

•	income payments during your Contract’s income phase (if that date is at least 13 months after the Issue Date);

•	death benefits;

•
withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

•	withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

Contract Enhancement Charge.  If you select the Contract Enhancement, then for a period of three Contract Years a charge that equals 0.65% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions will be charged.  This charge is also assessed against any amounts you have allocated to the Guaranteed Fixed Account, resulting in a credited interest rate of 0.65%, less than the annual credited interest rate that would apply to the Guaranteed Fixed Account if the Contract Enhancement had not been elected.  However, the annual credited interest rate, assuming no withdrawals, will never be less than 3%.

Contract Enhancement Recapture Charge.  If you select the Contract Enhancement and then make a partial or total withdrawal from your Contract in the first three years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments.  The amounts of these charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge (2% Credit)	2%	1.5%	0.75%	0%

Completed years are 12-month periods starting with the date of the premium payment.

Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of the free withdrawal amount, upon total withdrawals and if the Contract is returned during the free look period.  We do not deduct the recapture charge from amounts applied to an income option on the Income Date.

We do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	withdrawals taken under your Contract's free withdrawal provisions;

•	withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

•	withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account if you need extended hospital or nursing home care as provided in your Contract; or

•	income payments paid during the income phase.

Corresponding premium is premium allocated to the Investment Division and/or Fixed Account during the first Contract Year that has received a Contract Enhancement.

Guaranteed Minimum Income Benefit (“FutureGuard”) Charge.  If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay 0.075% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base (0.30% annually).  This charge is deducted from the Contract Value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction.  The first GMIB charge will be deducted on a pro rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date.  The actual deduction of the charge will be reflected in your quarterly statement.  The GMIB Benefit Base is explained on page 126 below.  You should be aware that the GMIB charge will be deducted even if you never use the benefit and it only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 42.  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Monthly	Monthly
0.75%	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB please see “Conversion” beginning on page 45.)

For Contracts to which this GMWB is added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB is added before February 23, 2005, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction will be reflected in your quarterly statement.  We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to be sure about the charge in your state, or contact us at the Jackson of NY Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 42.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.  If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually).  We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 46.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up – subject to a maximum charge of 0.81% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 46.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB each Contract month (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 51.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB please see “Conversion” beginning on page 55.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.47% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 51.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 56.

We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB please see “Conversion” beginning on page 59.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).  We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.62% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 56.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB without Step-Up, you will pay 0.0175% each Contract month of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 60.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division.  With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB please see “Conversion” beginning on page 63.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).  We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 60.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 64.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the annuitant's age.  (With joint annuitants, the charge is based on the older annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	1.02% ÷ 12	0.57% ÷ 12
50 – 54	1.17% ÷ 12	0.72% ÷ 12
55 – 59	1.50% ÷ 12	0.96% ÷ 12
60 – 64	1.50% ÷ 12	0.96% ÷ 12
65 – 69	1.50% ÷ 12	0.96% ÷ 12
70 – 74	0.90% ÷ 12	0.57% ÷ 12
75 – 80	0.66% ÷ 12	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB please see “Conversion” beginning on page 70.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 64.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 64.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0725% (0.87% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 71.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB please see “Conversion” beginning on page 77.)

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 71.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 71.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0875% (1.05% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 78.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB please see “Conversion” beginning on page 85.)

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 78.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is at the beginning of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 78.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 85.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 85.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 85.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 94.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 94.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 94.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 106.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

 We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 112.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 106.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 114.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 122.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 114.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Optional Death Benefit Charge. There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select an optional death benefit in place of the basic death benefit.  If you select the Maximum Anniversary Value Death Benefit, which is the optional death benefit available under your Contract, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

Commutation Fee.  If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectus for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the Fund Annual Expenses table beginning on page 8.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (Jackson®), Jackson of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement and sales volume.  Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products:

Centaurus Financial, Inc.
Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Lincoln Financial
LPL Financial Corporation
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc.
Prime Capital Services Inc.
Raymond James
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,

•	Investment Centers of America, Inc., and

•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  The fees range between 0.30% and 0.45% depending on these factors.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson of NY and its parent, Jackson.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$10,000 under most circumstances
•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan
•	$50 for an automatic payment plan
•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  There is a $100 minimum balance requirement for the Guaranteed Fixed Account and Investment Division.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB or any GMWBs.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.

Allocations of Premium.  You may allocate your premiums to one or more of the Allocation Options.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Guaranteed Fixed Account or an Investment Division is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules described above.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your Contract Values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.  If you elect the optional Contract Enhancement Endorsement, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2% of your payment.  There is a charge, described above, that is assessed against the Investment Divisions and the Guaranteed Fixed Account for the Contract Enhancement.  We will impose a Contract Enhancement recapture charge if you

•	make withdrawals in excess of the free withdrawals permitted by your Contract, or

•	return your Contract during the Free Look period.

We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code.  For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums.  (See Example 2 in Appendix C for an illustration.)  Partial Withdrawals will remove money from the Contract from the Premiums to which no or the lowest total withdrawal and Recapture Charge apply, based on the completed years (12 months) since the receipt of the premium. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount.  We expect to make a profit on these charges for the Contract Enhancement.  Examples in Appendix C may assist you in understanding how recapture charges for the Contract Enhancement work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account.  In addition, for the Guaranteed Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first three years, the Contract Enhancement and the earnings, if any, on such amounts for the first three Contract Years.  As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement.  Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first three years.  We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two and three, you would likely have a lower account values than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.  Charges for the Contract Enhancement are not assessed after the third Contract Year.

The increased Contract Value resulting from the Contract Enhancement is reduced during the first three Contract Years by the operation of the Contract Enhancement charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first three years, at the end of the three-year period that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than three full years.

In the first three Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) on:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

•	withdrawals under our Extended Care Benefit. (See page 41 below.)

Capital Protection Program.  If you select our Capital Protection program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account to assure that the amount so allocated will equal at the end of the 1 year period, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.  This program is available only if Guaranteed Fixed Account is available.  You should consult your Jackson of NY representative with respect to the current availability of Guaranteed Fixed Account, its limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the one-year guaranteed period was 3.00% per year.  We would allocate $9,709 to that guaranteed period because $9,709 would increase at that interest rate to $10,000 after one year, assuming no withdrawals are taken.  The remaining $291 of the payment would be allocated to the Investment Division(s) you selected.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “accumulation unit.”  During the income phase we use a measure called an “annuity unit.”

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an accumulation unit may go up or down from day to day.  The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, we credit your Contract with accumulation units.  The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Guaranteed Fixed Account and an Investment Division must occur prior to the Income Date.  Transfers from the Guaranteed Fixed Account will be subject to any applicable excess interest adjustment.  There may be periods when we do not offer the Guaranteed Fixed Account, or when we impose special transfer requirements on the Guaranteed Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Guaranteed Fixed Account.  You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Guaranteed Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Customer Service representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner, ceases, and we will not allow such transaction unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program, or

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement and all applicable withdrawal charges.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 25.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal.  After your withdrawal, at least $100 must remain in each Guaranteed Fixed Account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 129.

Waiver of Withdrawal and Recapture Charges for Extended Care. We will waive the withdrawal charges and recapture charges that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit on amounts of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.  You may exercise this benefit once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” subsection beginning on page 94.)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 131 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”).  The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected within 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date), to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA) which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.
If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5 and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal,

– or –

For Contracts to which this endorsement is added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement is added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMD under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
• 7% of the new GWB; Or
• The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the GMWB is added to the Contract.

●	For Contracts to which the GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Conversion.  You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2,
2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  Conversion to AutoGuard 5 is allowed only if this 7%
GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before April 30, 2007.  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.
With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 7% GMWB.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB.  Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.  You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

Converting your 7% GMWB to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, again, you will be increasing the cost of your GMWB when converting to the new benefit.  You may also be receiving a lower GAWA percentage under LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

●	The Owner's (or any joint Owner's) death;
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
the greater of the GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.
Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.
The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.
Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

Conversion.  You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up.  Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.
If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

Conversion.  You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up.  Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”).  The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB without Step-Up cannot be canceled.  If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up.  The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.
Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

Conversion.  You may convert this 5% GMWB Without Step-Up to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up.  Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.
Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the annuitant and changing annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.
Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Conversion.  You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  Depending on the age at which you convert, the charge of LifeGuard Freedom 6 GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up.  The charge of LifeGuard Freedom 6 GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up.  Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract prior to December 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.  Conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom 6 GMWB.  And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom 6 GWMB with Joint Option.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.
This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.
When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.
When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.
Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion.  You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of LifeGuard Freedom 6 GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up.  The charge of LifeGuard Freedom 6 GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up.  Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  In addition, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.  Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial Owners, and the For Life Guarantee is based on the annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.
This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%
Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 78 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.
Conversion.  You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  In addition, Covered Lives must remain the same upon conversion.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up.  Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63.  If the Owner (or oldest Owner) is 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.
The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.
Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.
For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62.  If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.
RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.
With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 95 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.  (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●
The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base.  (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.
There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 76th birthday,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Guaranteed Fixed Account may be subject to an excess interest adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 129.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 114 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 129.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an excess interest adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day on which those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  The Income Date must be at least one year after the Contract is issued.  You can choose the Income Date and an income option.  The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by the later of your 90th birthday or the end of the tenth Contract Year under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company.  However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the required minimum distributions for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually.  However, if you have less than $2,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $20, we may set the frequency of payments so that the first payment would be at least $20.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for Option 4 or 4.5% for Options 1-3 and, if you select an income option with a life contingency, the age and gender of the annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

Income Options. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and annuitant).  An income option may be elected or changed up to seven days prior to the Income Date.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

Guaranteed Minimum Income Benefit (“FutureGuard”).

PLEASE NOTE:  On and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.

The optional Guaranteed Minimum Income Benefit (“GMIB”) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 7 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  This benefit is only available if

•	you elect it prior to your Contract's Issue Date;

•	the annuitant is not older than age 78 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 7th, or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of the GMIB);

•	the 31st calendar day following the Contract Anniversary immediately after the annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement.  The only type of income payments available under the GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any required minimum distributions under an IRA or other qualified plan prior to the expiration of 7 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits.  If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base is the greater of (a) or (b), where (a) is:

•	all premiums you have paid (net of any applicable premium taxes); plus

•	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and excess interest adjustments to those withdrawals); minus

•	annual contract maintenance charges, transfer charges and any applicable Contract charges due (other than the GMIB charge) under any optional endorsement; and minus

•	any taxes incurred, or chargeable under the Contract;

and (b) is:

•	the greatest Contract Value on any Contract Anniversary prior to the annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and excess interest adjustments for those withdrawals); plus

•	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract Anniversary; and minus

•	any taxes deducted after that Contract Anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract.  Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that Contract Value was reduced on the date of that withdrawal.  When (a) is greater than (b), the fact that the GMIB charge is not deducted from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

•	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

•	any withdrawals (including related charges and excess interest adjustments); minus

•	annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement; and minus

•	taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued.  Similarly, if an Owner who is a natural person is not the annuitant and the annuitant dies, you (the Owner) may select a new annuitant (who must be a person eligible to be an annuitant on the Issue Date and is age 84 or younger).  If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued.  In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may NOT elect both the GMIB and a GMWB.

DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first Beneficiary).  The death benefit paid will be the basic Contract death benefit unless you have selected the optional death benefit endorsement.  If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.  See the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY” for information about how the GMWB endorsements work.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

(a)	your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
the total premiums you have paid since your Contract was issued minus prior withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

For purposes of calculating (b) all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

The death benefit can be paid under one of the following death benefit options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she can continue the Contract in his/her own name.  The Special Spousal Continuation Option is an additional way to continue your Contract.  See the “Special Spousal Continuation” section below.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date.  If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law.

Optional Death Benefit. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting the Maximum Anniversary Value Death Benefit Endorsement:

Maximum Anniversary Value Death Benefit changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
Total “Net Premiums” (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from Contract Value) since your Contract was issued; or

(c)
Your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary, minus taxes deducted subsequent to that Contract Anniversary.

For purposes of calculating (b) and (c), all adjustments to the Net Premiums or Contract Anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract Anniversary values in items (b) and (c) above in the same proportion that the Contract Value was reduced on the date of that withdrawal.

You may not elect the Maximum Anniversary Value Death Benefit if you are older than age 80 when your Contract is issued.  The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options.

Special Spousal Continuation Option.  If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time.  Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  However, the spouse may continue the Contract at Contract Value without any charge and without exercising the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  The Contract, and its optional benefits, remain the same.  Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

The GMIB, however, will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see “Guaranteed Minimum Income Benefit” beginning on page 126.  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY.”

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by law.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.

Death of Annuitant. If the annuitant is not an Owner or joint Owner and the annuitant dies before the Income Date, you can name a new annuitant, subject to our underwriting rules.  If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the Owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under, and the amounts received from, either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts.  For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a Beneficiary;

•	paid under an immediate annuity; or

•	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	in the case of hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 95 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding.  In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;

(c)	a hardship withdrawal; or

(d)	the non-taxable portion of a distribution.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called “Federal (DAC) tax charge” under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Account is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions from the one-year Guaranteed Fixed Account or any of the Investment Divisions.  If the Guaranteed Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions.  In the case of transfers from the one-year Guaranteed Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  Certain restrictions may apply.  Dollar Cost Averaging and Rebalancing are mutually exclusive; you cannot select both.

Earnings Sweep.  You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the JNL/Select Money Market Fund).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account, if currently available, periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  Dollar Cost Averaging and Rebalancing are mutually exclusive; you cannot select both.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

Free Look.  You may return your Contract to the selling agent or us within twenty days after receiving it.  We will return
•	the Contract Value in the Investment Divisions, plus

•	any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, plus

•	the full amount of premium you allocated to the Guaranteed Fixed Account (minus any withdrawals), minus

•	any applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent.  We will return premium payments where required by law.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features, would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of NY is a party.

Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  These matters are sometimes referred to as market conduct litigation.  The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2009, for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information.  We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us;

•	Information we receive from a consumer reporting agency;

•	Information we obtain from others in the process of verifying information you provide us; and

•	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History 2

Services 7

Purchase of Securities Being Offered 7

Underwriters 7

Calculation of Performance 7

Additional Tax Information 9

Annuity Provisions 19

Net Investment Factor 20

Condensed Financial Information 20

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

“Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME Group Index Holdings LLC (“CME”) and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company®.  Dow Jones, CME and their respective affiliates have no relationship to the JNL Variable Fund LLC and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and their respective service marks for use in connection with the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones, CME and their respective affiliates do not:
●
Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Recommend that any person invest in JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Consider the needs of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
●
The results to be obtained by the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund and not for any other third parties.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”)and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

B-

APPENDIX B

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage Inc.	Center Street Securities	FSP Investments LLC	Investors Capital Corp.
1st Global Capital Corporation	CFD Investments, Inc.	Fulcrum Securities Inc.	Investors Security Co Inc.
Advisory Group Equity Services	Commonwealth Financial Network	G. F. Investment Services, LLC	J.J.B. Hilliard, W.L. Lyons, LLC
American Capital Partners LLC	Compak Securities Inc.	G.A. Repple & Company	J.W. Cole Financial, Inc.
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	G.W. Sherwold Associates, Inc.	Janney Montgomery Scott, LLC
American Portfolios Financial Services, Inc.	Crowell, Weedon & Company	Geneos Wealth Management, Inc.	JP Turner & Company, LLC
Ameriprise Financial Services Inc.	Crown Capital Securities L.P.	Genworth Financial Securities	JRL Capital Corporation
Ameritas Investment Corp.	CUE Financial Group, Inc.	Girard Securities, Inc.	K. W. Chambers & Co.
Apple Tree Investments	CUSO Financial Services	Great American Advisors, Inc.	Kalos Capital, Inc.
Askar Corp	Cutter and Company	GWN Securities, Inc.	KCD Financial
Assist Investment Management Company, Inc.	D H Hill Securities LLP	H. Beck, Inc.	Key Investment Services LLC
Associated Securities Corp.	D.A. Davidson & Co.	H.D. Vest Investment Securities	KMS Financial
Ausdal Financial Partners Inc.	David A. Noyes & Company	Hantz Financial Services, Inc.	Koehler Financial, LLC
AXA Advisors LLC	Eagle One Investments, LLC	Harbor Financial Services	Kovack Securities, Inc.
BancWest Investment Services Inc.	EDI Financial, Inc.	Harbour Investment, Inc.	L.M. Kohn & Company
BB&T Investment Services Inc.	Ensemble Financial Services	Harger & Company	Labrunerie Financial, Inc.
BCG Securities	Equity Services, Inc.	Harold Dance Investments	Landoak Securities
Beneficial Investment Services	Essex National Securities	Harvest Capital	Lasalle St Securities LLC
Benjamin F. Edwards & Co. Inc.	Feltl & Company	Hazard & Siegel, Inc.	Legend Equities Corp.
Bentley-Lawrence Securities	Ferris Baker Watts, Inc.	HBW Securities	Leigh Baldwin & Company, LLC
Berthel Fisher & Company Financial Services	Fifth Third Securities	Heartland	Lincoln Financial
BOSC, Inc.	Financial Advisers of America	Heritage Financial Systems Inc	Lincoln Investment Planning
Brecek & Young Advisors, Inc.	Financial Network Investment	Hornor Townsend & Kent, Inc.	Lombard Securities
Broker Dealer Financial	Financial Planning Consultants	Huntleigh Securities Corp.	Lowell & Company Inc.
Brokers International Financial Services, LLC	Financial Security Management	IBN Financial Services	LPL Financial Corporation
Brookstone Securities	Financial West Investment Group	IMS Securities	Madison Avenue Securities, Inc.
Butler Freeman Tally Financial Group, LLC	Fintegra	Independent Financial Group	Main Street Securities
Cadaret, Grant & Company	First Allied Securities, Inc.	Infinex Investments	Medallion Investment Services Inc.
Cambridge Investment Research	First Brokerage America	ING Financial	Merrimac Corporate Securities Inc.
Cape Securities Inc.	First Citizens Investor Services	Institutional Securities Corp.	Metlife Securities
Capital Analysts, Inc.	First Financial Equity	InterCarolina Financial Services	Michigan Securities Inc.
Capital Financial Services	First Heartland Capital, Inc.	Intervest International	Mid Atlantic Securities Inc.
Capital Guardian LLC	First Independent Financial	Invest Financial Corp.	Midwest Financial and
Capital Investment Brokerage, Inc.	FMN Capital Corporation	Investacorp, Inc.	Investment Services, Inc.
Capital Investment Group, Inc.	Foresters Equity Services Inc.	Investment Centers of America, Inc.	MML Investors Services Inc.
Capitol Securities Management	Fortune Financial Services	Investment Network	Money Concepts Capital Corp.
Capwest Securities, Inc.	Founders Financial Securities	Investment Planners Inc.	Moors & Cabot Inc.
CCF Investments	FPA Fund Distributors, Inc.	Investment Professionals, Inc.	Morgan Keegan & Company
Centaurus Financial, Inc.	FSC Securities Corporation	Investment Securities, Inc.	Morris Group, Inc.

Multi-Financial Securities Corp.	Quest Securities	Southwest Securities Financial Services, Inc.	Valmark Securities, Inc.
Mutual of Omaha Investor Services, Inc.	Questar Capital Corp.	Spectrum Capital	Vanderbilt Securities LLC
Mutual Service Corp.	Raymond James	Stephens Inc.	Veritrust Financial LLC
National Planning Corporation	RBC Capital Markets Corp.	Sterne Agee Financial Services	Vorpahl Wing Securities Inc.
National Securities Corp.	Regal Securities Inc.	Stifel Nicolaus & Company	VSR Financial Services, Inc.
New England Securities	Resource Horizons Group	Summit Brokerage Services, Inc.	Wall Street Financial Inc.
Newbridge Securities Corporation	Ridgeway & Conger Inc.	Summit Equities Inc.	Walnut Street Securities
Newport Coast Securities, Inc.	RNR Securities LLC	Sunset Financial Services, Inc.	Waterford Investor Services
NEXT Financial Group, Inc.	Robert W Baird & Company, Inc.	SWBC Investment Services, LLC	Waterstone Financial Group
NFP Securities, Inc.	Rogan & Associates, Inc.	Synergy Investment Group	Wedbush Morgan Securities
Northridge Securities Corp.	Royal Alliance Associates, Inc.	The Huntington Investment Company	Wells Fargo Advisors LLC
NRP Financial, Inc.	S M H Capital Inc.	The Investment Center, Inc.	Western Equity Group
NYLife Securities LLC	Sagepoint Financial, Inc.	The Leaders Group, Inc.	WFG Investments, Inc.
OneAmerica Securities	Sammons Securities Company, LLC	The O.N. Equity Sales Company	Wilbanks Securities
Oppenheimer & Company	SCF Securities	The Strategic Financial Alliance, Inc.	Woodbury Financial Services, Inc.
Pacific West	Schlitt Investor Services, Inc.	Thrasher & Company	Woodstock Financial Group
Packerland Brokerage Services	Scott & Stringfellow, Inc.	Thrivent Investment Management	Workman Securities Corp.
Park Avenue Securities	Securian Financial Services	Tower Square Securities, Inc.	World Choice Securities Inc.
Paulson Investment Company	Securities America, Inc.	Transamerica Financial Advisors, Inc.	World Equity Group, Inc.
Peoples Securities	Securities Service Network	Triad Advisors, Inc.	World Financial Group
Planmember Securities	Sentinel Securities	Trustmont Financial Group	WRP Investments, Inc.
Prime Capital Services Inc.	SICOR Securities, Inc.	UBS Financial Services, Inc.	Wunderlich Securities
Primevest Financial Services, Inc.	Sigma Financial Corp.	UnionBanc Investment Services LLC
Princor Financial Services Corporation	Signator Investors, Inc.	United Brokerage Services, Inc.
Pro Equities, Inc.	SII Investments, Inc.	United Equity Securities
Professional Asset Management	Silver Oak Securities	United Planners' Financial
Prospera Financial Services, Inc.	Sorrento Pacific Financial, LLC	Services of America
Purshe Kaplan Sterling	South Valley Wealth Management	USA Financial Securities Corp.
QA3 Financial Corporation	Southeast Investments	UVEST Financial Services Group, Inc.

APPENDIX C

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1:

Assume an initial premium of $100,000.  A 2% Contract Enhancement is added.  Assume a 5.50% net return for a Contract Value of $113,528.55 at the end of year 2.  Now assume that you want a gross withdrawal in the amount of $100,000.

The $100,000 withdrawal would be determined as follows:

•	$13,528.55 is earnings and will be subject to neither a withdrawal charge nor to the recapture charge

•	$86,471.45 is considered to be premium withdrawn

In contribution year 2, the withdrawal charge percentage is 7%, which applied to the $86,471.45, results in a withdrawal charge of $6,053.00.  In addition, the recapture charge percentage is 1.5% in year 2, which results in a recapture charge of $1,297.07.

Thus, the net withdrawal paid to the Owner is:

$13,528.55 + $86,471.45 - $6053.00 - $1,297.07 = $92,649.93

Example 2:

Assume an initial premium payment of $100,000 on 10/1/01 and a subsequent premium payment of $100,000 on 12/1/01.  A 2% Contract Enhancement is added at the time of each premium payment.  Assume a 0% net return.

On 11/1/03 your Contract Value would be $204,000 and you want a gross withdrawal of $150,000.

The $150,000 withdrawal would be determined as follows:

•	$4,000 is earnings and will be subject to neither a the withdrawal charge nor to the recapture charge

•	$16,000 is the additional free withdrawal amount (10% of premiums that remain subject to withdrawal charge, not previously withdrawn, minus earnings)

•	$100,000 (initial premium withdrawn)

•	$30,000 (withdrawn from subsequent premium)

In contribution year 3, the withdrawal charge percentage is 6%, which applied to the $100,000, results in a withdrawal charge of $6,000.  In addition, the recapture charge percentage is 0.75% in year 3, which results in a recapture charge of $750.

In contribution year 2, the withdrawal charge percentage is 7%, which applied to the $30,000, results in a withdrawal charge of $2,100.  In addition, the recapture charge percentage is 1.5% in year 2, which results in a recapture charge of $450.

Thus, the net withdrawal paid to the Owner is:

$4,000 + $16,000 + $100,000 + $30,000 - $6,000 - $750.00 - $2,100 - $450.00 = $140,700.00

Contribution years are measured from the date the payment is made.  Thus, in example 2, the initial premium is in contribution year 3 at the time of the withdrawal and the subsequent premium payment is in contribution year 2.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

C-

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined.  Your GWB is subject to a maximum of $5,000,000.

▪	Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪	Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

Example 4: Upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD), your GWB and GAWA are re-determined.

▪	Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:
♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 6: Upon step-up, your GWB and GAWA are re-determined.  (This example only applies if your endorsement contains a Step-Up provision.)

▪	Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

C-

▪	Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday.  If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life’s 62nd birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life’s 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday.  If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the Guaranteed Withdrawal Balance adjustment, your GWB is re-determined.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪	Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪	Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

C-

▪	Notes:
♦	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦

APPENDIX E

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of optional endorsements.  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.

Set forth below are fund changes and additions since the April 6, 2009 Prospectus, for your information in reviewing Accumulation Unit information.

Effective September 28, 2009, the Separate Account has the following new Investment Divisions, for which Accumulation Unit information is reported as of the effective date through the period ending December 31, 2009:

JNL/Ivy Asset Strategy Fund; and
JNL/Mellon Capital Management Global Alpha Fund.

The JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

Accumulation Unit information is reported for the Previously Offered Funds through the effective date of the mergers; and Accumulation Unit information for the Currently Offered Funds is reported as of the effective date of these mergers through the period ending December 31, 2009.

The following Investment Divisions changed (whether or not in connection with a sub-adviser change):

Effective September 28, 2009:
JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund; and
JNL/Goldman Sachs Short Duration Bond Fund to JNL/T.Rowe Price Short-Term Bond Fund.

Effective May 1, 2010:
JNL/Capital Guardian International Small Cap Fund to JNL/Franklin Templeton International Small Cap Growth Fund

In addition, effective May 1, 2010, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

At the end of the tables in the Statement of Additional Information are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

C-

E-

Accumulation Unit Values
Base Contract - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$14.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	657	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,323	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$9.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	250	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$9.06	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$9.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	84	85	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$7.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,888	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity
Division1917
Accumulation unit value:
Beginning of period	$11.50	$12.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.17	$11.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	279	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division1917
Accumulation unit value:
Beginning of period	$15.66	$17.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.92	$15.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	312	553	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$19.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,264	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$9.57	$17.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$9.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,732	1,506	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$16.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,074	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	45	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$12.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	824	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$9.63	$15.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.09	$9.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	972	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.75	$11.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$7.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,612	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	554	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1935
Accumulation unit value:
Beginning of period	$3.72	$3.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$4.60	$3.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,354	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,506	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division1901
Accumulation unit value:
Beginning of period	$5.88	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.87	$5.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,752	2,216	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division1920
Accumulation unit value:
Beginning of period	$9.60	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$9.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,095	1,337	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$7.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,002	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	$11.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	185	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.89	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,685	5,882	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1881

Accumulation unit value:
Beginning of period	$7.38	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	$7.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	104	104	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division1909
Accumulation unit value:
Beginning of period	$22.80	$20.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.98	$22.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	891	524	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	777	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.78	$12.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$7.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,935	480	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1768
Accumulation unit value:
Beginning of period	$11.13	$17.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,315	1,546	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,149	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector
Division1910
Accumulation unit value:
Beginning of period	$3.92	$4.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.33	$3.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,887	3,062	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.93	$15.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$8.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	101	3,170	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,764	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$15.11	$15.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.20	$15.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,924	5,750	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,891	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division1917
Accumulation unit value:
Beginning of period	$11.00	$11.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.67	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	241	241	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division1859
Accumulation unit value:
Beginning of period	$9.93	$14.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.82	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,954	8,081	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division1881
Accumulation unit value:
Beginning of period	$9.98	$11.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.17	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	911	980	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$10.46	$16.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$10.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,354	17,840	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division1881
Accumulation unit value:
Beginning of period	$11.15	$13.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,201	39,783	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1917
Accumulation unit value:
Beginning of period	$9.00	$8.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$9.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,617	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1893

Accumulation unit value:
Beginning of period	$22.05	$24.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.02	$22.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,769	2,550	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market
Division1887
Accumulation unit value:
Beginning of period	$13.20	$13.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.03	$13.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	545	3,132	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division1893

Accumulation unit value:
Beginning of period	$14.57	$18.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.81	$14.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,517	2,536	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division1881
Accumulation unit value:
Beginning of period	$18.38	$26.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.00	$18.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	678	1,237	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division1895
Accumulation unit value:
Beginning of period	$26.65	$33.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.57	$26.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,018	807	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$9.52	$16.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.86	$9.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,463	1,113	N/A	N/A	N/A	N/A	N/A	N/A

E-

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division897
Accumulation unit value:
Beginning of period	$7.87	$12.59	$15.23	$11.48	$10.93	N/A	N/A	N/A
End of period	$10.14	$7.87	$12.59	$15.23	$11.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division349
Accumulation unit value:
Beginning of period	$9.27	$16.13	$15.12	$12.68	$11.78	$10.41	$9.11	N/A
End of period	$12.34	$9.27	$16.13	$15.12	$12.68	$11.78	$10.41	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,307	1,366	1,427	N/A

JNL/AIM Large Cap Growth
Division595
Accumulation unit value:
Beginning of period	$7.98	$13.17	$11.70	$11.16	$10.70	$10.47	N/A	N/A
End of period	$9.65	$7.98	$13.17	$11.70	$11.16	$10.70	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/AIM Small Cap Growth
Division429
Accumulation unit value:
Beginning of period	$8.50	$14.51	$13.40	$12.03	$11.41	$10.98	$10.59	N/A
End of period	$11.14	$8.50	$14.51	$13.40	$12.03	$11.41	$10.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,017	2,065	2,065	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division340
Accumulation unit value:
Beginning of period	$8.06	$11.56	$11.01	$10.22	$9.55	$8.98	$8.53	N/A
End of period	$9.60	$8.06	$11.56	$11.01	$10.22	$9.55	$8.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,550	5,605	5,605	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division897
Accumulation unit value:
Beginning of period	$14.49	$25.20	$23.63	$23.22	$22.26	N/A	N/A	N/A
End of period	$19.00	$14.49	$25.20	$23.63	$23.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division340

Accumulation unit value:
Beginning of period	$9.74	$16.44	$16.81	$15.38	$15.30	$14.80	$13.25	N/A
End of period	$12.68	$9.74	$16.44	$16.81	$15.38	$15.30	$14.80	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	548	548	548	N/A

JNL/Eagle SmallCap Equity
Division429
Accumulation unit value:
Beginning of period	$13.27	$22.11	$20.29	$17.37	$17.43	$15.09	$14.63	N/A
End of period	$17.48	$13.27	$22.11	$20.29	$17.37	$17.43	$15.09	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,773	1,807	1,807	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division340
Accumulation unit value:
Beginning of period	$15.86	$17.20	$16.54	$16.24	$16.28	$15.66	$15.43	N/A
End of period	$17.61	$15.86	$17.20	$16.54	$16.24	$16.28	$15.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,126	1,126	1,126	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division349
Accumulation unit value:
Beginning of period	$8.27	$15.32	$14.07	$10.97	$9.51	$7.98	$6.52	N/A
End of period	$10.47	$8.27	$15.32	$14.07	$10.97	$9.51	$7.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	725	795	865	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division595
Accumulation unit value:
Beginning of period	$14.58	$14.08	$13.61	$13.55	$13.62	$13.17	N/A	N/A
End of period	$14.70	$14.58	$14.08	$13.61	$13.55	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division429
Accumulation unit value:
Beginning of period	$10.38	$17.49	$18.47	$16.58	$15.67	$12.92	$12.21	N/A
End of period	$14.10	$10.38	$17.49	$18.47	$16.58	$15.67	$12.92	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,048	2,110	2,110	N/A

JNL/Lazard Small Cap
Equity Division437
Accumulation unit value:
Beginning of period	$8.32	$13.93	$15.37	$13.53	$13.30	$11.85	$11.03	N/A
End of period	$7.82	$8.32	$13.93	$15.37	$13.53	$13.30	$11.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,273	1,273	1,273	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division595

Accumulation unit value:
Beginning of period	$11.11	$11.02	$10.65	$10.56	$10.66	$10.34	N/A	N/A
End of period	$11.42	$11.11	$11.02	$10.65	$10.56	$10.66	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division595
Accumulation unit value:
Beginning of period	$5.41	$8.94	$8.86	$7.80	$7.69	$7.28	N/A	N/A
End of period	$5.02	$5.41	$8.94	$8.86	$7.80	$7.69	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division595
Accumulation unit value:
Beginning of period	$10.46	$18.84	$17.56	$14.38	$13.05	$11.56	N/A	N/A
End of period	$13.15	$10.46	$18.84	$17.56	$14.38	$13.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM JNL 5 Division725

Accumulation unit value:
Beginning of period	$7.45	$13.33	$13.52	$11.70	$10.87	$10.68	N/A	N/A
End of period	$8.99	$7.45	$13.33	$13.52	$11.70	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	12,379	3,250	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division953
Accumulation unit value:
Beginning of period	$20.05	$33.19	$25.23	$21.48	$20.59	N/A	N/A	N/A
End of period	$23.42	$20.05	$33.19	$25.23	$21.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division340
Accumulation unit value:
Beginning of period	$9.09	$14.98	$14.34	$13.44	$12.34	$10.96	$9.18	N/A
End of period	$12.20	$9.09	$14.98	$14.34	$13.44	$12.34	$10.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,892	1,892	1,892	N/A

JNL/MCM S&P 500 Index Division340

Accumulation unit value:
Beginning of period	$7.08	$11.68	$11.46	$10.24	$10.09	$9.42	$8.31	N/A
End of period	$8.68	$7.08	$11.68	$11.46	$10.24	$10.09	$9.42	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,595	2,595	2,265	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division340
Accumulation unit value:
Beginning of period	$8.82	$13.94	$14.65	$12.82	$12.65	$11.08	$8.94	N/A
End of period	$10.92	$8.82	$13.94	$14.65	$12.82	$12.65	$11.08	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,943	1,943	1,943	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division595
Accumulation unit value:
Beginning of period	$8.05	$14.01	$13.55	$11.91	$10.77	$9.58	N/A	N/A
End of period	$10.92	$8.05	$14.01	$13.55	$11.91	$10.77	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division340
Accumulation unit value:
Beginning of period	$13.06	$13.37	$12.71	$12.63	$12.69	$12.50	$12.74	N/A
End of period	$14.66	$13.06	$13.37	$12.71	$12.63	$12.69	$12.50	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,394	2,828	4,815	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.18	$12.15	$12.63	$11.76	$11.89	$11.59	N/A	N/A
End of period	$11.64	$8.18	$12.15	$12.63	$11.76	$11.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,003	1,982	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division429
Accumulation unit value:
Beginning of period	$9.15	$17.82	$19.43	$17.67	$17.32	$16.23	$15.14	N/A
End of period	$12.86	$9.15	$17.82	$19.43	$17.67	$17.32	$16.23	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,180	1,263	1,263	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division409
Accumulation unit value:
Beginning of period	$8.59	$14.52	$13.68	$12.17	$11.54	$10.54	$9.76	N/A
End of period	$10.95	$8.59	$14.52	$13.68	$12.17	$11.54	$10.54	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,262	3,997	802	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division898
Accumulation unit value:
Beginning of period	$9.43	$11.24	$10.88	$10.37	$10.29	N/A	N/A	N/A
End of period	$10.41	$9.43	$11.24	$10.88	$10.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	668	N/A	N/A	N/A

JNL/S&P Managed Growth
Division409
Accumulation unit value:
Beginning of period	$9.05	$14.40	$13.63	$12.28	$11.75	$10.85	$10.15	N/A
End of period	$11.27	$9.05	$14.40	$13.63	$12.28	$11.75	$10.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	76	790	803	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division340
Accumulation unit value:
Beginning of period	$9.64	$13.68	$12.95	$11.87	$11.47	$10.77	$10.02	N/A
End of period	$11.58	$9.64	$13.68	$12.95	$11.87	$11.47	$10.77	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,991	3,444	2,872	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division340

Accumulation unit value:
Beginning of period	$18.35	$23.80	$22.77	$20.60	$20.12	$18.66	$17.13	N/A
End of period	$21.35	$18.35	$23.80	$22.77	$20.60	$20.12	$18.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,862	1,856	1,871	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

E-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division595
Accumulation unit value:
Beginning of period	$15.29	$27.52	$25.70	$23.25	$22.53	$21.40	N/A	N/A
End of period	$21.34	$15.29	$27.52	$25.70	$23.25	$22.53	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division595
Accumulation unit value:
Beginning of period	$22.17	$38.41	$33.70	$32.45	$29.25	$26.73	N/A	N/A
End of period	$31.65	$22.17	$38.41	$33.70	$32.45	$29.25	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division429
Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.92	$12.78	$12.38	$11.05	$10.14	N/A
End of period	$11.29	$8.47	$14.63	$14.92	$12.78	$12.38	$11.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,446	1,887	1,887	N/A

Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, MI 48951
Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, MI 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

INDIVIDUAL AND GROUP DEFERRED FIXED AND
VARIABLE ANNUITY CONTRACTS
ISSUED BY THE JNLNY SEPARATE ACCOUNT I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2010.  The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NYSM) by writing P.O. Box 30902, Lansing, Michigan 48909-8402, or calling 1-800-599-5651.

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National of New York .  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (JacksonSM), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, And Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index®, the S&P MidCap 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index,  which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of  Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY keeps the assets of the Separate Account.  Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was  $194,964 in 2007, $153,091 in 2008, and $91,301 in 2009.

JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[Missing Graphic Reference]

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund's operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period.  The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.  Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund, is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 95 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 Allocation Options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.  In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date on which the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to Fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.
Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2010.  The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For2010, these levels are $105,000 in the case of single taxpayers, $167,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in2010.  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the April 6, 2009 Prospectus, for your information in reviewing Accumulation Unit information.

Effective September 28, 2009, the Separate Account has the following new Investment Divisions, for which Accumulation Unit information is reported as of the effective date through the period ending December 31, 2009:

JNL/Ivy Asset Strategy Fund; and
JNL/Mellon Capital Management Global Alpha Fund.

The JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

Accumulation Unit information is reported for the Previously Offered Funds through the effective date of the mergers; and Accumulation Unit information for the Currently Offered Funds is reported as of the effective date of these mergers through the period ending December 31, 2009.

The following Investment Divisions changed (whether or not in connection with a sub-adviser change):

Effective September 28, 2009:
JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund; and
JNL/Goldman Sachs Short Duration Bond Fund to JNL/T.Rowe Price Short-Term Bond Fund.

Effective May 1, 2010:
JNL/Capital Guardian International Small Cap Fund to JNL/Franklin Templeton International Small Cap Growth Fund

In addition, effective May 1, 2010, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

At the end of the tables with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$14.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	657	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,323	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$9.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	250	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$9.06	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$9.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	84	85	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$7.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,888	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity
Division1917
Accumulation unit value:
Beginning of period	$11.50	$12.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.17	$11.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	279	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division1917
Accumulation unit value:
Beginning of period	$15.66	$17.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.92	$15.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	312	553	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$19.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,264	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$9.57	$17.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$9.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,732	1,506	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$16.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,074	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	45	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$12.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	824	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$9.63	$15.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.09	$9.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	972	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.75	$11.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$7.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,612	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	554	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1935
Accumulation unit value:
Beginning of period	$3.72	$3.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$4.60	$3.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,354	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,506	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division1901
Accumulation unit value:
Beginning of period	$5.88	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.87	$5.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,752	2,216	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division1920
Accumulation unit value:
Beginning of period	$9.60	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$9.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,095	1,337	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$7.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,002	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	$11.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	185	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.89	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,685	5,882	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1881

Accumulation unit value:
Beginning of period	$7.38	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	$7.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	104	104	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division1909
Accumulation unit value:
Beginning of period	$22.80	$20.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.98	$22.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	891	524	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	777	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.78	$12.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$7.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,935	480	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1768
Accumulation unit value:
Beginning of period	$11.13	$17.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,315	1,546	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,149	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector
Division1910
Accumulation unit value:
Beginning of period	$3.92	$4.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.33	$3.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,887	3,062	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.93	$15.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$8.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	101	3,170	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,764	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$15.11	$15.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.20	$15.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,924	5,750	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,891	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division1917
Accumulation unit value:
Beginning of period	$11.00	$11.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.67	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	241	241	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division1859
Accumulation unit value:
Beginning of period	$9.93	$14.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.82	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,954	8,081	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division1881
Accumulation unit value:
Beginning of period	$9.98	$11.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.17	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	911	980	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$10.46	$16.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$10.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,354	17,840	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division1881
Accumulation unit value:
Beginning of period	$11.15	$13.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,201	39,783	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1917
Accumulation unit value:
Beginning of period	$9.00	$8.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$9.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,617	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1893

Accumulation unit value:
Beginning of period	$22.05	$24.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.02	$22.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,769	2,550	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market
Division1887
Accumulation unit value:
Beginning of period	$13.20	$13.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.03	$13.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	545	3,132	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division1893

Accumulation unit value:
Beginning of period	$14.57	$18.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.81	$14.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,517	2,536	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division1881
Accumulation unit value:
Beginning of period	$18.38	$26.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.00	$18.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	678	1,237	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division1895
Accumulation unit value:
Beginning of period	$26.65	$33.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.57	$26.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,018	807	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$9.52	$16.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.86	$9.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,463	1,113	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2130
Accumulation unit value:
Beginning of period	$13.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	160	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	312	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$10.91	$18.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.71	$10.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,225	725	N/A	N/A	N/A	N/A	N/A	N/A
JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.70	$14.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.64	$8.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	555	541	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$11.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	143	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$8.95	$12.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$8.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,475	1,568	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$11.29	$18.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.87	$11.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	141	152	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$19.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	323	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.25	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$6.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,286	2,261	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$9.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	352	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.03	$9.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$6.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,367	2,346	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$18.68	$20.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.99	$18.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,602	340	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$11.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	653	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$13.79	$24.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.40	$13.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	103	111	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.17	$16.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.53	$17.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,787	1,041	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$9.47	$15.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.94	$9.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	233	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.64	$11.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$7.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	745	745	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.07	$11.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	$12.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	157	169	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	$3.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$4.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	162	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.84	$13.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$7.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,829	16,044	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$26.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	102	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$12.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	498	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$9.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,729	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.97	$18.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	$10.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,244	659	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.59	$14.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.02	$9.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,317	710	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.83	$15.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.12	$8.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,477	3,080	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	243	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$14.87	$15.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.89	$14.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,679	2,617	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$9.32	$13.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.41	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,046	1,010	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	$10.78	$20.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.33	$10.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	106	114	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$8.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	257	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	$9.77	$16.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.60	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,004	13,004	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$11.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,168	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$10.30	$16.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.98	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,411	4,412	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	$12.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,457	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$21.61	$27.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.45	$21.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,219	1,014	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.93	$12.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.75	$12.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,199	7,088	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.44	$21.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.61	$14.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	937	313	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$18.01	$31.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.44	$18.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	604	487	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$26.11	$44.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$37.73	$26.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	764	745	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$9.40	$15.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.68	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,808	2,029	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division835
Accumulation unit value:
Beginning of period	$8.21	$12.98	$15.53	$11.57	$10.51	N/A	N/A	N/A
End of period	$10.70	$8.21	$12.98	$15.53	$11.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	47	-	-	-	3,488	N/A	N/A	N/A

JNL/AIM International
Growth Division898
Accumulation unit value:
Beginning of period	$10.84	$18.66	$17.28	$14.33	$13.34	N/A	N/A	N/A
End of period	$14.60	$10.84	$18.66	$17.28	$14.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	35	680	683	747	2,493	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division447
Accumulation unit value:
Beginning of period	$8.67	$14.14	$12.42	$11.71	$11.10	$10.26	$10.09	N/A
End of period	$10.60	$8.67	$14.14	$12.42	$11.71	$11.10	$10.26	N/A
Accumulation units outstanding
at the end of period	71	3,823	6,324	7,203	1,334	1,463	1,581	N/A

JNL/AIM Small Cap Growth
Division235
Accumulation unit value:
Beginning of period	$9.24	$15.58	$14.22	$12.63	$11.84	$11.26	$8.27	$8.85
End of period	$12.25	$9.24	$15.58	$14.22	$12.63	$11.84	$11.26	$8.27
Accumulation units outstanding
at the end of period	-	1,634	186	283	283	-	1,225	731

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division235
Accumulation unit value:
Beginning of period	$8.91	$12.63	$11.89	$10.91	$10.08	$9.36	$8.37	$8.52
End of period	$10.73	$8.91	$12.63	$11.89	$10.91	$10.08	$9.36	$8.37
Accumulation units outstanding
at the end of period	-	4,336	7,756	10,175	1,800	458	1,749	846

JNL/Capital Guardian
Global Diversified Research Division954
Accumulation unit value:
Beginning of period	$16.99	$30.04	$25.31	$22.71	$21.63	N/A	N/A	N/A
End of period	$23.11	$16.99	$30.04	$25.31	$22.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11	-	71	71	71	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division828
Accumulation unit value:
Beginning of period	$16.95	$29.15	$27.01	$26.25	$23.45	N/A	N/A	N/A
End of period	$22.48	$16.95	$29.15	$27.01	$26.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22	-	-	-	130	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.56	$13.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$6.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52	2,723	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division447

Accumulation unit value:
Beginning of period	$11.22	$18.72	$18.92	$17.12	$16.84	$16.10	$15.25	N/A
End of period	$14.78	$11.22	$18.72	$18.92	$17.12	$16.84	$16.10	N/A
Accumulation units outstanding
at the end of period	34	-	615	1,164	1,186	440	482	N/A

JNL/Eagle SmallCap Equity
Division777
Accumulation unit value:
Beginning of period	$15.28	$25.18	$22.84	$19.33	$18.99	N/A	N/A	N/A
End of period	$20.37	$15.28	$25.18	$22.84	$19.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16	-	272	272	287	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1079
Accumulation unit value:
Beginning of period	$7.52	$10.88	$10.86	$9.94	N/A	N/A	N/A	N/A
End of period	$9.83	$7.52	$10.88	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	66	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division937
Accumulation unit value:
Beginning of period	$7.67	$11.66	$12.63	$10.91	$10.27	N/A	N/A	N/A
End of period	$10.08	$7.67	$11.66	$12.63	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,584	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division447
Accumulation unit value:
Beginning of period	$18.56	$19.90	$18.90	$18.36	$18.19	$17.29	$16.98	N/A
End of period	$20.84	$18.56	$19.90	$18.90	$18.36	$18.19	$17.29	N/A
Accumulation units outstanding
at the end of period	-	1,662	3,746	3,807	288	316	346	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division835
Accumulation unit value:
Beginning of period	$8.15	$12.97	$12.83	$11.27	$10.32	N/A	N/A	N/A
End of period	$10.64	$8.15	$12.97	$12.83	$11.27	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,832	267	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division800
Accumulation unit value:
Beginning of period	$9.37	$17.16	$15.58	$12.00	$10.13	N/A	N/A	N/A
End of period	$11.99	$9.37	$17.16	$15.58	$12.00	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42	1,407	3,470	3,453	10,228	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division986
Accumulation unit value:
Beginning of period	$13.70	$25.07	$23.61	$22.08	N/A	N/A	N/A	N/A
End of period	$19.26	$13.70	$25.07	$23.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,134	1,186	-	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division212
Accumulation unit value:
Beginning of period	$17.06	$16.28	$15.56	$15.32	$15.21	$14.89	$14.96	$14.51
End of period	$17.40	$17.06	$16.28	$15.56	$15.32	$15.21	$14.89	$14.96
Accumulation units outstanding
at the end of period	-	1,134	1,236	1,851	8,394	136	1,195	1,090

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1069
Accumulation unit value:
Beginning of period	$6.92	$14.09	$10.87	$9.76	N/A	N/A	N/A	N/A
End of period	$11.70	$6.92	$14.09	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division235
Accumulation unit value:
Beginning of period	$11.76	$19.58	$20.44	$18.14	$16.95	$13.82	$10.90	$11.44
End of period	$16.15	$11.76	$19.58	$20.44	$18.14	$16.95	$13.82	$10.90
Accumulation units outstanding
at the end of period	-	2,121	2,241	2,188	139	152	1,109	565

JNL/Lazard Small Cap
Equity Division722
Accumulation unit value:
Beginning of period	$9.42	$15.60	$17.01	$14.81	$14.39	$13.90	N/A	N/A
End of period	$8.89	$9.42	$15.60	$17.01	$14.81	$14.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,648	4,454	4,246	993	-	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1224

Accumulation unit value:
Beginning of period	$7.60	$11.93	$12.54	N/A	N/A	N/A	N/A	N/A
End of period	$11.44	$7.60	$11.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	299	12,183	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division652

Accumulation unit value:
Beginning of period	$12.03	$11.80	$11.27	$11.05	$11.03	$10.99	N/A	N/A
End of period	$12.51	$12.03	$11.80	$11.27	$11.05	$11.03	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,500	1,108	696	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division475
Accumulation unit value:
Beginning of period	$3.65	$6.14	$5.99	$4.47	$4.50	$3.89	$3.64	N/A
End of period	$4.51	$3.65	$6.14	$5.99	$4.47	$4.50	$3.89	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/MCM Consumer Brands
Sector Division475
Accumulation unit value:
Beginning of period	$7.06	$10.45	$11.54	$10.34	$10.77	$9.95	$9.77	N/A
End of period	$9.25	$7.06	$10.45	$11.54	$10.34	$10.77	$9.95	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.20	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.16	$5.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,332	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division456
Accumulation unit value:
Beginning of period	$6.04	$9.87	$9.67	$8.42	$8.21	$7.50	$7.01	N/A
End of period	$5.63	$6.04	$9.87	$9.67	$8.42	$8.21	$7.50	N/A
Accumulation units outstanding
at the end of period	-	1,322	1,337	2,463	3,988	1,529	1,665	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division475
Accumulation unit value:
Beginning of period	$5.66	$11.65	$14.34	$12.28	$11.99	$10.74	$10.50	N/A
End of period	$6.60	$5.66	$11.65	$14.34	$12.28	$11.99	$10.74	N/A
Accumulation units outstanding
at the end of period	-	1,358	-	-	-	-	-	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division475
Accumulation unit value:
Beginning of period	$9.43	$12.48	$11.80	$11.28	$10.66	$10.47	$10.25	N/A
End of period	$11.22	$9.43	$12.48	$11.80	$11.28	$10.66	$10.47	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division1327

Accumulation unit value:
Beginning of period	$6.82	$9.89	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$8.40	$6.82	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,098	1,119	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division456
Accumulation unit value:
Beginning of period	$11.33	$20.18	$18.59	$15.05	$13.50	$11.49	$10.42	N/A
End of period	$14.41	$11.33	$20.18	$18.59	$15.05	$13.50	$11.49	N/A
Accumulation units outstanding
at the end of period	-	1,575	2,900	1,897	274	317	364	N/A

JNL/MCM JNL 5 Division779

Accumulation unit value:
Beginning of period	$7.82	$13.84	$13.87	$11.87	$11.18	N/A	N/A	N/A
End of period	$9.55	$7.82	$13.84	$13.87	$11.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,118	26,700	1,475	-	N/A	N/A	N/A

JNL/MCM JNL Optimized
5 Division1089
Accumulation unit value:
Beginning of period	$6.35	$11.97	$10.72	$9.01	N/A	N/A	N/A	N/A
End of period	$8.60	$6.35	$11.97	$10.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	393	1,327	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.32	$12.72	$12.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$7.32	$12.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	378	1,379	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division475
Accumulation unit value:
Beginning of period	$22.37	$36.61	$27.51	$23.15	$17.21	$13.12	$12.45	N/A
End of period	$26.43	$22.37	$36.61	$27.51	$23.15	$17.21	$13.12	N/A
Accumulation units outstanding
at the end of period	19	-	-	1,687	188	-	-	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.13	$10.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.34	$7.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	417	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division202
Accumulation unit value:
Beginning of period	$9.85	$16.04	$15.18	$14.07	$12.77	$11.21	$8.47	$7.51
End of period	$13.37	$9.85	$16.04	$15.18	$14.07	$12.77	$11.21	$8.47
Accumulation units outstanding
at the end of period	-	2,310	1,846	1,586	6,393	797	698	547

JNL/MCM S&P 500 Index Division202

Accumulation unit value:
Beginning of period	$7.67	$12.51	$12.13	$10.71	$10.43	$9.64	$7.67	$6.86
End of period	$9.51	$7.67	$12.51	$12.13	$10.71	$10.43	$9.64	$7.67
Accumulation units outstanding
at the end of period	-	2,379	3,560	6,296	7,651	882	764	599

JNL/MCM S&P SMid 60 Division1347

Accumulation unit value:
Beginning of period	$6.06	$8.83	$10.07	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$6.06	$8.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	8,855	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.92	$18.51	$20.69	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	$10.92	$18.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	705	8,194	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division202
Accumulation unit value:
Beginning of period	$9.56	$14.93	$15.50	$13.42	$13.09	$11.33	$7.90	$7.02
End of period	$11.97	$9.56	$14.93	$15.50	$13.42	$13.09	$11.33	$7.90
Accumulation units outstanding
at the end of period	-	4,686	804	1,098	5,281	869	769	603

JNL/MCM Technology Sector
Division475
Accumulation unit value:
Beginning of period	$3.85	$6.92	$6.14	$5.71	$5.66	$5.69	$5.65	N/A
End of period	$6.20	$3.85	$6.92	$6.14	$5.71	$5.66	$5.69	N/A
Accumulation units outstanding
at the end of period	-	-	-	9,684	6,923	-	-	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.19	$17.78	$17.87	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	$9.19	$17.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	235	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division753

Accumulation unit value:
Beginning of period	$8.09	$14.37	$13.19	$11.96	$10.60	N/A	N/A	N/A
End of period	$9.86	$8.09	$14.37	$13.19	$11.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division245
Accumulation unit value:
Beginning of period	$8.80	$15.12	$14.46	$12.57	$11.23	$9.69	$7.00	$7.06
End of period	$12.06	$8.80	$15.12	$14.46	$12.57	$11.23	$9.69	$7.00
Accumulation units outstanding
at the end of period	34	-	3,957	4,093	5,434	326	347	105

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.34	$11.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,347	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division212
Accumulation unit value:
Beginning of period	$14.79	$14.97	$14.07	$13.82	$13.73	$13.36	$12.97	$12.49
End of period	$16.79	$14.79	$14.97	$14.07	$13.82	$13.73	$13.36	$12.97
Accumulation units outstanding
at the end of period	-	5,684	23,484	29,474	15,697	3,865	3,943	2,704

JNL/PPM America Core
Equity Division986
Accumulation unit value:
Beginning of period	$12.60	$21.52	$23.59	$21.82	N/A	N/A	N/A	N/A
End of period	$15.67	$12.60	$21.52	$23.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.27	$13.60	$13.99	$12.87	$12.86	$12.51	N/A	N/A
End of period	$13.33	$9.27	$13.60	$13.99	$12.87	$12.86	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,789	11,398	19,345	6,254	455	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division447
Accumulation unit value:
Beginning of period	$10.70	$20.61	$22.21	$19.97	$19.35	$17.93	$16.87	N/A
End of period	$15.22	$10.70	$20.61	$22.21	$19.97	$19.35	$17.93	N/A
Accumulation units outstanding
at the end of period	-	738	1,903	2,037	725	398	435	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	51	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division660
Accumulation unit value:
Beginning of period	$9.72	$16.24	$15.12	$13.30	$12.47	$11.34	N/A	N/A
End of period	$12.53	$9.72	$16.24	$15.12	$13.30	$12.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,637	29,397	34,175	35,992	6,174	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division748
Accumulation unit value:
Beginning of period	$9.90	$11.67	$11.16	$10.52	$10.27	N/A	N/A	N/A
End of period	$11.05	$9.90	$11.67	$11.16	$10.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,991	-	-	N/A	N/A	N/A

JNL/S&P Managed Growth
Division370
Accumulation unit value:
Beginning of period	$10.24	$16.11	$15.06	$13.42	$12.70	$11.58	$10.51	N/A
End of period	$12.90	$10.24	$16.11	$15.06	$13.42	$12.70	$11.58	N/A
Accumulation units outstanding
at the end of period	-	1,086	21,581	24,578	63,151	7,066	2,589	N/A

JNL/S&P Managed Moderate
Division748
Accumulation unit value:
Beginning of period	$9.66	$12.48	$11.77	$10.84	$10.40	N/A	N/A	N/A
End of period	$11.28	$9.66	$12.48	$11.77	$10.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	305	2,679	4,951	-	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division204
Accumulation unit value:
Beginning of period	$10.91	$15.30	$14.32	$12.97	$12.40	$11.50	$9.93	$9.19
End of period	$13.25	$10.91	$15.30	$14.32	$12.97	$12.40	$11.50	$9.93
Accumulation units outstanding
at the end of period	-	11,381	55,103	56,068	50,388	12,426	9,405	7,763

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015
Division1199
Accumulation unit value:
Beginning of period	$8.00	$11.63	$10.83	$10.68	N/A	N/A	N/A	N/A
End of period	$9.41	$8.00	$11.63	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	838	2,828	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1199
Accumulation unit value:
Beginning of period	$7.56	$11.94	$11.03	$10.85	N/A	N/A	N/A	N/A
End of period	$9.10	$7.56	$11.94	$11.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1168
Accumulation unit value:
Beginning of period	$8.95	$11.12	$10.57	$10.32	N/A	N/A	N/A	N/A
End of period	$10.05	$8.95	$11.12	$10.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	895	4,645	697	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division447

Accumulation unit value:
Beginning of period	$21.46	$27.52	$26.03	$23.28	$22.48	$20.61	$19.75	N/A
End of period	$25.27	$21.46	$27.52	$26.03	$23.28	$22.48	$20.61	N/A
Accumulation units outstanding
at the end of period	-	461	3,550	4,298	2,450	1,658	1,020	N/A

JNL/Select Money Market
Division234
Accumulation unit value:
Beginning of period	$12.85	$12.78	$12.41	$12.07	$11.94	$12.05	$12.20	$12.20
End of period	$12.66	$12.85	$12.78	$12.41	$12.07	$11.94	$12.05	$12.20
Accumulation units outstanding
at the end of period	-	5,044	10,730	22,586	1,784	445	2,535	2,049

JNL/Select Value Division671

Accumulation unit value:
Beginning of period	$14.39	$21.95	$20.69	$17.40	$16.35	$15.13	N/A	N/A
End of period	$17.55	$14.39	$21.95	$20.69	$17.40	$16.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,449	4,979	5,480	660	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division235
Accumulation unit value:
Beginning of period	$17.89	$31.82	$29.38	$26.27	$25.17	$23.29	$18.14	$19.29
End of period	$25.25	$17.89	$31.82	$29.38	$26.27	$25.17	$23.29	$18.14
Accumulation units outstanding
at the end of period	30	1,420	2,585	2,123	1,809	214	791	335

JNL/T.Rowe Price Mid-Cap
Growth Division245
Accumulation unit value:
Beginning of period	$25.93	$44.42	$38.53	$36.68	$32.68	$28.16	$20.65	$21.02
End of period	$37.46	$25.93	$44.42	$38.53	$36.68	$32.68	$28.16	$20.65
Accumulation units outstanding
at the end of period	9	548	1,243	1,310	2,073	35	35	35

JNL/T.Rowe Price Short-Term
Bond Division1090
Accumulation unit value:
Beginning of period	$9.72	$10.51	$10.20	$10.00	N/A	N/A	N/A	N/A
End of period	$10.29	$9.72	$10.51	$10.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,489	3,239	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division245
Accumulation unit value:
Beginning of period	$9.35	$15.98	$16.11	$13.64	$13.07	$11.53	$9.03	$9.14
End of period	$12.61	$9.35	$15.98	$16.11	$13.64	$13.07	$11.53	$9.03
Accumulation units outstanding
at the end of period	39	5,075	8,102	12,871	8,326	3,409	3,598	161

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1043
Accumulation unit value:
Beginning of period	$8.16	$12.93	$15.49	$12.93	N/A	N/A	N/A	N/A
End of period	$10.63	$8.16	$12.93	$15.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	321	309	296	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division179
Accumulation unit value:
Beginning of period	$10.62	$18.31	$16.98	$14.10	$12.97	$11.35	$8.99	$9.20
End of period	$14.29	$10.62	$18.31	$16.98	$14.10	$12.97	$11.35	$8.99
Accumulation units outstanding
at the end of period	-	536	2,221	1,292	984	1,756	1,774	1,586

JNL/AIM Large Cap Growth
Division549
Accumulation unit value:
Beginning of period	$8.58	$14.01	$12.32	$11.63	$11.04	$10.58	N/A	N/A
End of period	$10.47	$8.58	$14.01	$12.32	$11.63	$11.04	N/A	N/A
Accumulation units outstanding
at the end of period	-	152	824	1,466	1,375	477	N/A	N/A

JNL/AIM Small Cap Growth
Division373
Accumulation unit value:
Beginning of period	$9.13	$15.43	$14.11	$12.54	$11.78	$11.22	$9.80	N/A
End of period	$12.09	$9.13	$15.43	$14.11	$12.54	$11.78	$11.22	N/A
Accumulation units outstanding
at the end of period	277	146	146	476	458	458	458	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division179
Accumulation unit value:
Beginning of period	$8.79	$12.48	$11.77	$10.82	$10.01	$9.31	$8.33	$8.36
End of period	$10.58	$8.79	$12.48	$11.77	$10.82	$10.01	$9.31	$8.33
Accumulation units outstanding
at the end of period	-	-	2,193	2,289	1,964	3,005	3,006	2,871

JNL/Capital Guardian
Global Diversified Research Division660
Accumulation unit value:
Beginning of period	$16.65	$29.48	$24.88	$22.35	$22.33	$19.87	N/A	N/A
End of period	$22.61	$16.65	$29.48	$24.88	$22.35	$22.33	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division537
Accumulation unit value:
Beginning of period	$16.60	$28.59	$26.53	$25.82	$25.12	$23.48	N/A	N/A
End of period	$21.98	$16.60	$28.59	$26.53	$25.82	$25.12	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division236

Accumulation unit value:
Beginning of period	$11.02	$18.40	$18.63	$16.88	$16.63	$15.92	$13.02	$13.81
End of period	$14.48	$11.02	$18.40	$18.63	$16.88	$16.63	$15.92	$13.02
Accumulation units outstanding
at the end of period	-	-	1,962	249	192	204	216	227

JNL/Eagle SmallCap Equity
Division458
Accumulation unit value:
Beginning of period	$15.01	$24.76	$22.49	$19.07	$18.94	$16.23	$15.81	N/A
End of period	$19.97	$15.01	$24.76	$22.49	$19.07	$18.94	$16.23	N/A
Accumulation units outstanding
at the end of period	-	332	332	373	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.22	$9.92	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	$6.22	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,371	12,892	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1119
Accumulation unit value:
Beginning of period	$7.49	$10.85	$10.85	$10.09	N/A	N/A	N/A	N/A
End of period	$9.78	$7.49	$10.85	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	356	356	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.01	$9.85	$10.11	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$6.01	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,461	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1061
Accumulation unit value:
Beginning of period	$7.63	$11.61	$12.60	$12.16	N/A	N/A	N/A	N/A
End of period	$10.01	$7.63	$11.61	$12.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division464
Accumulation unit value:
Beginning of period	$18.18	$19.52	$18.58	$18.07	$17.92	$17.07	$16.82	N/A
End of period	$20.39	$18.18	$19.52	$18.58	$18.07	$17.92	$17.07	N/A
Accumulation units outstanding
at the end of period	87	1,664	2,542	2,594	384	-	-	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1061
Accumulation unit value:
Beginning of period	$8.11	$12.91	$12.79	$11.97	N/A	N/A	N/A	N/A
End of period	$10.56	$8.11	$12.91	$12.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division896
Accumulation unit value:
Beginning of period	$9.22	$16.90	$15.37	$11.86	$10.60	N/A	N/A	N/A
End of period	$11.78	$9.22	$16.90	$15.37	$11.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	671	656	1,452	1,643	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$13.42	$24.60	$24.93	N/A	N/A	N/A	N/A	N/A
End of period	$18.85	$13.42	$24.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	99	-	123	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division179
Accumulation unit value:
Beginning of period	$16.71	$15.97	$15.29	$15.07	$14.99	$14.70	$14.79	$14.58
End of period	$17.02	$16.71	$15.97	$15.29	$15.07	$14.99	$14.70	$14.79
Accumulation units outstanding
at the end of period	663	1,144	1,958	1,751	1,156	2,133	2,163	2,190

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division506
Accumulation unit value:
Beginning of period	$11.57	$19.30	$20.18	$17.93	$16.78	$14.21	N/A	N/A
End of period	$15.87	$11.57	$19.30	$20.18	$17.93	$16.78	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,104	359	348	-	N/A	N/A

JNL/Lazard Small Cap
Equity Division236
Accumulation unit value:
Beginning of period	$9.27	$15.37	$16.79	$14.64	$14.24	$12.57	$9.22	$9.88
End of period	$8.74	$9.27	$15.37	$16.79	$14.64	$14.24	$12.57	$9.22
Accumulation units outstanding
at the end of period	-	309	918	946	694	312	331	348

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1224

Accumulation unit value:
Beginning of period	N/A	N/A	$12.40	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	$11.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	1,727	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division236

Accumulation unit value:
Beginning of period	$11.91	$11.69	$11.18	$10.99	$10.98	$10.79	$10.67	$10.48
End of period	$12.37	$11.91	$11.69	$11.18	$10.99	$10.98	$10.79	$10.67
Accumulation units outstanding
at the end of period	841	-	186	198	211	224	238	251

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division538
Accumulation unit value:
Beginning of period	$3.60	$6.07	$5.92	$4.43	$4.47	$4.12	N/A	N/A
End of period	$4.44	$3.60	$6.07	$5.92	$4.43	$4.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	169	1,861	132	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division560
Accumulation unit value:
Beginning of period	$6.96	$10.32	$11.41	$10.24	$10.68	$10.04	N/A	N/A
End of period	$9.11	$6.96	$10.32	$11.41	$10.24	$10.68	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	608	608	-	-	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division198
Accumulation unit value:
Beginning of period	$5.96	$9.75	$9.57	$8.34	$8.15	$7.45	$5.88	$5.65
End of period	$5.55	$5.96	$9.75	$9.57	$8.34	$8.15	$7.45	$5.88
Accumulation units outstanding
at the end of period	-	2,208	6,617	3,205	1,293	1,147	991	17

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Financial Sector
Division560
Accumulation unit value:
Beginning of period	$5.69	$11.73	$14.45	$12.40	$11.89	$10.81	N/A	N/A
End of period	$6.62	$5.69	$11.73	$14.45	$12.40	$11.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division538
Accumulation unit value:
Beginning of period	$9.29	$12.32	$11.66	$11.17	$10.57	$10.46	N/A	N/A
End of period	$11.04	$9.29	$12.32	$11.66	$11.17	$10.57	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	577	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division502
Accumulation unit value:
Beginning of period	$11.21	$20.00	$18.45	$14.96	$13.44	$11.87	N/A	N/A
End of period	$14.24	$11.21	$20.00	$18.45	$14.96	$13.44	N/A	N/A
Accumulation units outstanding
at the end of period	1,102	-	91	-	-	-	N/A	N/A

JNL/MCM JNL 5 Division796

Accumulation unit value:
Beginning of period	$7.78	$13.78	$13.83	$11.85	$10.72	N/A	N/A	N/A
End of period	$9.48	$7.78	$13.78	$13.83	$11.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,659	1,541	22,463	16,045	6,245	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division560
Accumulation unit value:
Beginning of period	$22.06	$36.14	$27.20	$22.93	$17.07	$14.38	N/A	N/A
End of period	$26.02	$22.06	$36.14	$27.20	$22.93	$17.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	102	742	3,415	559	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division373
Accumulation unit value:
Beginning of period	$9.74	$15.90	$15.06	$13.98	$12.71	$11.18	$9.61	N/A
End of period	$13.21	$9.74	$15.90	$15.06	$13.98	$12.71	$11.18	N/A
Accumulation units outstanding
at the end of period	1,286	506	1,732	2,069	1,162	977	977	N/A

JNL/MCM S&P 500 Index Division446

Accumulation unit value:
Beginning of period	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	$9.16	N/A
End of period	$9.40	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	N/A
Accumulation units outstanding
at the end of period	2,081	1,146	1,661	1,683	-	-	-	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.76	$18.28	$20.46	N/A	N/A	N/A	N/A	N/A
End of period	$11.09	$10.76	$18.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	170	598	1,572	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division373
Accumulation unit value:
Beginning of period	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	$9.47	N/A
End of period	$11.83	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	N/A
Accumulation units outstanding
at the end of period	1,422	1,098	1,808	2,145	1,195	474	474	N/A

JNL/MCM Technology Sector
Division551
Accumulation unit value:
Beginning of period	$3.79	$6.83	$6.07	$5.65	$5.62	$5.75	N/A	N/A
End of period	$6.10	$3.79	$6.83	$6.07	$5.65	$5.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,691	-	1,016	-	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	205	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division1028

Accumulation unit value:
Beginning of period	$8.04	$14.30	$13.15	$11.69	N/A	N/A	N/A	N/A
End of period	$9.78	$8.04	$14.30	$13.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division198
Accumulation unit value:
Beginning of period	$8.70	$14.99	$14.35	$12.49	$11.18	$9.66	$6.99	$6.92
End of period	$11.92	$8.70	$14.99	$14.35	$12.49	$11.18	$9.66	$6.99
Accumulation units outstanding
at the end of period	197	481	5,177	1,776	2,037	291	171	14

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.31	$11.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	245	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division179
Accumulation unit value:
Beginning of period	$14.55	$14.76	$13.88	$13.66	$13.59	$13.25	$12.87	$12.60
End of period	$16.50	$14.55	$14.76	$13.88	$13.66	$13.59	$13.25	$12.87
Accumulation units outstanding
at the end of period	2,670	6,770	9,133	17,391	12,527	2,694	3,147	3,444

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	$12.34	$21.12	$22.90	N/A	N/A	N/A	N/A	N/A
End of period	$15.33	$12.34	$21.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	57	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.12	$13.40	$13.80	$12.71	$12.73	$12.38	N/A	N/A
End of period	$13.10	$9.12	$13.40	$13.80	$12.71	$12.73	N/A	N/A
Accumulation units outstanding
at the end of period	-	884	7,756	8,603	3,232	1,806	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division198
Accumulation unit value:
Beginning of period	$10.48	$20.22	$21.82	$19.66	$19.08	$17.70	$14.47	$13.75
End of period	$14.89	$10.48	$20.22	$21.82	$19.66	$19.08	$17.70	$14.47
Accumulation units outstanding
at the end of period	122	-	127	338	426	435	444	172

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division388
Accumulation unit value:
Beginning of period	$9.56	$16.00	$14.93	$13.15	$12.34	$11.16	$9.98	N/A
End of period	$12.31	$9.56	$16.00	$14.93	$13.15	$12.34	$11.16	N/A
Accumulation units outstanding
at the end of period	14,967	-	13,279	13,279	14,640	13,473	196	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division790
Accumulation unit value:
Beginning of period	$9.84	$11.61	$11.12	$10.50	$10.21	N/A	N/A	N/A
End of period	$10.97	$9.84	$11.61	$11.12	$10.50	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,246	8,246	5,377	-	N/A	N/A	N/A

JNL/S&P Managed Growth
Division181
Accumulation unit value:
Beginning of period	$10.08	$15.87	$14.87	$13.26	$12.57	$11.49	$9.61	$9.55
End of period	$12.68	$10.08	$15.87	$14.87	$13.26	$12.57	$11.49	$9.61
Accumulation units outstanding
at the end of period	26,653	7,167	18,263	25,388	19,343	11,001	10,502	11,362

JNL/S&P Managed Moderate
Division735
Accumulation unit value:
Beginning of period	$9.60	$12.41	$11.73	$10.82	$10.49	$10.48	N/A	N/A
End of period	$11.19	$9.60	$12.41	$11.73	$10.82	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division177
Accumulation unit value:
Beginning of period	$10.74	$15.08	$14.13	$12.83	$12.27	$11.40	$9.86	$9.92
End of period	$13.02	$10.74	$15.08	$14.13	$12.83	$12.27	$11.40	$9.86
Accumulation units outstanding
at the end of period	6,643	15,816	22,170	25,477	6,628	8,327	9,767	9,891

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division373

Accumulation unit value:
Beginning of period	$21.03	$27.01	$25.58	$22.92	$22.16	$20.35	$18.48	N/A
End of period	$24.72	$21.03	$27.01	$25.58	$22.92	$22.16	$20.35	N/A
Accumulation units outstanding
at the end of period	-	487	2,045	2,336	2,086	904	907	N/A

JNL/Select Money Market
Division349
Accumulation unit value:
Beginning of period	$12.59	$12.54	$12.19	$11.88	$11.77	$11.89	$11.99	N/A
End of period	$12.38	$12.59	$12.54	$12.19	$11.88	$11.77	$11.89	N/A
Accumulation units outstanding
at the end of period	12,871	1,020	6,507	20,917	-	-	9,767	N/A

JNL/Select Value Division373

Accumulation unit value:
Beginning of period	$14.26	$21.78	$20.56	$17.31	$16.30	$14.46	$12.41	N/A
End of period	$17.36	$14.26	$21.78	$20.56	$17.31	$16.30	$14.46	N/A
Accumulation units outstanding
at the end of period	162	949	1,276	1,677	1,004	543	543	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division531
Accumulation unit value:
Beginning of period	$17.53	$31.23	$28.88	$25.86	$24.82	$23.58	N/A	N/A
End of period	$24.71	$17.53	$31.23	$28.88	$25.86	$24.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	156	1,354	1,044	357	-	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division458
Accumulation unit value:
Beginning of period	$25.41	$43.59	$37.87	$36.10	$32.22	$27.78	$26.42	N/A
End of period	$36.65	$25.41	$43.59	$37.87	$36.10	$32.22	$27.78	N/A
Accumulation units outstanding
at the end of period	101	24	785	1,274	767	-	-	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division179
Accumulation unit value:
Beginning of period	$9.23	$15.79	$15.95	$13.53	$12.97	$11.47	$8.99	$8.88
End of period	$12.43	$9.23	$15.79	$15.95	$13.53	$12.97	$11.47	$8.99
Accumulation units outstanding
at the end of period	265	795	4,241	3,635	3,768	3,047	3,048	2,704

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division2118
Accumulation unit value:
Beginning of period	$13.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	187	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth
Division1954
Accumulation unit value:
Beginning of period	$9.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,851	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division1954
Accumulation unit value:
Beginning of period	$8.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,505	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division1954
Accumulation unit value:
Beginning of period	$15.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,618	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division1954
Accumulation unit value:
Beginning of period	$13.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,290	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division1954
Accumulation unit value:
Beginning of period	$16.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,497	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division1954
Accumulation unit value:
Beginning of period	$11.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,592	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division1954

Accumulation unit value:
Beginning of period	$7.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	670	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1954
Accumulation unit value:
Beginning of period	$10.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	131	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division1954
Accumulation unit value:
Beginning of period	$9.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,136	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division2176
Accumulation unit value:
Beginning of period	$16.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,304	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division1954
Accumulation unit value:
Beginning of period	$9.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	96	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division1954
Accumulation unit value:
Beginning of period	$10.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,065	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division1954
Accumulation unit value:
Beginning of period	$9.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	86	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth
Division1954
Accumulation unit value:
Beginning of period	$10.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,022	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division2176
Accumulation unit value:
Beginning of period	$12.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	168	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1954

Accumulation unit value:
Beginning of period	$20.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	215	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market
Division1954
Accumulation unit value:
Beginning of period	$12.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	391	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division1954

Accumulation unit value:
Beginning of period	$14.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,883	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division1954
Accumulation unit value:
Beginning of period	$17.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,371	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division2187
Accumulation unit value:
Beginning of period	$35.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	307	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division1954
Accumulation unit value:
Beginning of period	$9.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,258	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division836
Accumulation unit value:
Beginning of period	$8.10	$12.86	$15.44	$11.55	$10.39	N/A	N/A	N/A
End of period	$10.53	$8.10	$12.86	$15.44	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division348
Accumulation unit value:
Beginning of period	$10.33	$17.85	$16.59	$13.81	$12.72	$11.16	$9.62	N/A
End of period	$13.88	$10.33	$17.85	$16.59	$13.81	$12.72	$11.16	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,757	491	498	516	N/A

JNL/AIM Large Cap Growth
Division569
Accumulation unit value:
Beginning of period	$8.45	$13.84	$12.20	$11.54	$10.97	$10.19	N/A	N/A
End of period	$10.30	$8.45	$13.84	$12.20	$11.54	$10.97	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,337	219	220	N/A	N/A

JNL/AIM Small Cap Growth
Division395
Accumulation unit value:
Beginning of period	$9.00	$15.24	$13.96	$12.44	$11.70	$11.17	$10.37	N/A
End of period	$11.90	$9.00	$15.24	$13.96	$12.44	$11.70	$11.17	N/A
Accumulation units outstanding
at the end of period	-	282	728	633	142	142	523	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division729
Accumulation unit value:
Beginning of period	$8.64	$12.29	$11.62	$10.70	$9.91	$9.79	N/A	N/A
End of period	$10.37	$8.64	$12.29	$11.62	$10.70	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	718	950	950	-	-	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division766
Accumulation unit value:
Beginning of period	$16.20	$28.74	$24.31	$21.88	$20.93	N/A	N/A	N/A
End of period	$21.95	$16.20	$28.74	$24.31	$21.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division709
Accumulation unit value:
Beginning of period	$16.16	$27.89	$25.93	$25.29	$24.65	$23.44	N/A	N/A
End of period	$21.36	$16.16	$27.89	$25.93	$25.29	$24.65	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division866

Accumulation unit value:
Beginning of period	$10.75	$17.99	$18.25	$16.57	$16.03	N/A	N/A	N/A
End of period	$14.10	$10.75	$17.99	$18.25	$16.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division758
Accumulation unit value:
Beginning of period	$14.64	$24.20	$22.03	$18.71	$17.96	N/A	N/A	N/A
End of period	$19.44	$14.64	$24.20	$22.03	$18.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1123
Accumulation unit value:
Beginning of period	$7.45	$10.81	$10.83	$10.16	N/A	N/A	N/A	N/A
End of period	$9.70	$7.45	$10.81	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division864
Accumulation unit value:
Beginning of period	$7.57	$11.55	$12.56	$10.88	$10.57	N/A	N/A	N/A
End of period	$9.92	$7.57	$11.55	$12.56	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division382
Accumulation unit value:
Beginning of period	$17.69	$19.03	$18.15	$17.69	$17.58	$16.78	$15.87	N/A
End of period	$19.80	$17.69	$19.03	$18.15	$17.69	$17.58	$16.78	N/A
Accumulation units outstanding
at the end of period	-	83	101	156	165	160	159	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division913
Accumulation unit value:
Beginning of period	$8.05	$12.85	$12.75	$11.24	$11.13	N/A	N/A	N/A
End of period	$10.46	$8.05	$12.85	$12.75	$11.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division338
Accumulation unit value:
Beginning of period	$9.02	$16.58	$15.10	$11.67	$10.05	$8.36	$6.40	N/A
End of period	$11.51	$9.02	$16.58	$15.10	$11.67	$10.05	$8.36	N/A
Accumulation units outstanding
at the end of period	-	-	-	796	1,084	1,148	1,219	N/A

JNL/JPMorgan MidCap
Growth Division348
Accumulation unit value:
Beginning of period	$13.06	$23.98	$22.67	$20.63	$19.83	$17.14	$15.01	N/A
End of period	$18.30	$13.06	$23.98	$22.67	$20.63	$19.83	$17.14	N/A
Accumulation units outstanding
at the end of period	-	124	336	-	278	277	279	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division382
Accumulation unit value:
Beginning of period	$16.26	$15.57	$14.94	$14.76	$14.71	$14.45	$14.13	N/A
End of period	$16.53	$16.26	$15.57	$14.94	$14.76	$14.71	$14.45	N/A
Accumulation units outstanding
at the end of period	-	602	707	1,038	992	953	916	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1065
Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.85	$10.13	N/A	N/A	N/A	N/A
End of period	$11.55	$6.86	$14.01	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division363
Accumulation unit value:
Beginning of period	$11.32	$18.92	$19.82	$17.65	$16.55	$13.54	$11.93	N/A
End of period	$15.50	$11.32	$18.92	$19.82	$17.65	$16.55	$13.54	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	101	101	110	N/A

JNL/Lazard Small Cap
Equity Division338
Accumulation unit value:
Beginning of period	$9.07	$15.07	$16.50	$14.41	$14.05	$12.42	$10.08	N/A
End of period	$8.55	$9.07	$15.07	$16.50	$14.41	$14.05	$12.42	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,357	1,080	1,113	1,164	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1224

Accumulation unit value:
Beginning of period	$7.35	$11.58	$12.22	N/A	N/A	N/A	N/A	N/A
End of period	$11.02	$7.35	$11.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	329	435	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division602

Accumulation unit value:
Beginning of period	$11.74	$11.55	$11.07	$10.90	$10.92	$10.57	N/A	N/A
End of period	$12.17	$11.74	$11.55	$11.07	$10.90	$10.92	N/A	N/A
Accumulation units outstanding
at the end of period	-	880	1,278	1,592	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division734
Accumulation unit value:
Beginning of period	$3.53	$5.96	$5.83	$4.37	$4.42	$4.44	N/A	N/A
End of period	$4.34	$3.53	$5.96	$5.83	$4.37	$4.42	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division743
Accumulation unit value:
Beginning of period	$6.83	$10.15	$11.23	$10.10	$10.34	N/A	N/A	N/A
End of period	$8.92	$6.83	$10.15	$11.23	$10.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division766
Accumulation unit value:
Beginning of period	$5.84	$9.58	$9.42	$8.22	$8.06	N/A	N/A	N/A
End of period	$5.44	$5.84	$9.58	$9.42	$8.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	452	452	773	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division734
Accumulation unit value:
Beginning of period	$5.58	$11.53	$14.23	$12.23	$11.76	$11.75	N/A	N/A
End of period	$6.48	$5.58	$11.53	$14.23	$12.23	$11.76	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,250	-	-	-	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division606
Accumulation unit value:
Beginning of period	$9.12	$12.11	$11.49	$11.03	$10.46	$10.50	N/A	N/A
End of period	$10.81	$9.12	$12.11	$11.49	$11.03	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division628
Accumulation unit value:
Beginning of period	$11.06	$19.76	$18.27	$14.84	$13.36	$11.23	N/A	N/A
End of period	$14.01	$11.06	$19.76	$18.27	$14.84	$13.36	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,229	1,461	1,506	-	-	N/A	N/A

JNL/MCM JNL 5 Division687

Accumulation unit value:
Beginning of period	$7.71	$13.68	$13.76	$11.82	$10.89	$9.68	N/A	N/A
End of period	$9.38	$7.71	$13.68	$13.76	$11.82	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,296	7,115	1,598	-	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1209
Accumulation unit value:
Beginning of period	$6.29	$11.90	$10.69	$10.85	N/A	N/A	N/A	N/A
End of period	$8.49	$6.29	$11.90	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division590
Accumulation unit value:
Beginning of period	$21.64	$35.53	$26.80	$22.63	$16.88	$13.98	N/A	N/A
End of period	$25.48	$21.64	$35.53	$26.80	$22.63	$16.88	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	222	222	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division387
Accumulation unit value:
Beginning of period	$9.61	$15.71	$14.92	$13.87	$12.64	$11.13	$9.47	N/A
End of period	$13.00	$9.61	$15.71	$14.92	$13.87	$12.64	$11.13	N/A
Accumulation units outstanding
at the end of period	-	1,379	1,772	1,775	-	-	-	N/A

JNL/MCM S&P 500 Index Division375

Accumulation unit value:
Beginning of period	$7.49	$12.25	$11.92	$10.57	$10.33	$9.57	$8.48	N/A
End of period	$9.25	$7.49	$12.25	$11.92	$10.57	$10.33	$9.57	N/A
Accumulation units outstanding
at the end of period	-	2,480	3,253	3,205	-	-	-	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.56	$17.97	$20.15	N/A	N/A	N/A	N/A	N/A
End of period	$10.86	$10.56	$17.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	572	654	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division387
Accumulation unit value:
Beginning of period	$9.33	$14.62	$15.24	$13.23	$12.95	$11.25	$9.34	N/A
End of period	$11.64	$9.33	$14.62	$15.24	$13.23	$12.95	$11.25	N/A
Accumulation units outstanding
at the end of period	-	1,413	1,850	1,764	-	-	394	N/A

JNL/MCM Technology Sector
Division709
Accumulation unit value:
Beginning of period	$3.72	$6.71	$5.98	$5.58	$5.55	$5.40	N/A	N/A
End of period	$5.98	$3.72	$6.71	$5.98	$5.58	$5.55	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30
Division1450
Accumulation unit value:
Beginning of period	$9.06	$17.58	$17.68	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	$9.06	$17.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	498	1,255	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division728

Accumulation unit value:
Beginning of period	$7.97	$14.21	$13.09	$11.91	$11.06	$10.85	N/A	N/A
End of period	$9.68	$7.97	$14.21	$13.09	$11.91	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Oppenheimer Global
Growth Division562
Accumulation unit value:
Beginning of period	$8.56	$14.77	$14.18	$12.37	$11.09	$9.92	N/A	N/A
End of period	$11.70	$8.56	$14.77	$14.18	$12.37	$11.09	N/A	N/A
Accumulation units outstanding
at the end of period	-	201	124	124	-	-	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division319
Accumulation unit value:
Beginning of period	$14.24	$14.47	$13.64	$13.45	$13.41	$13.09	$13.07	N/A
End of period	$16.11	$14.24	$14.47	$13.64	$13.45	$13.41	$13.09	N/A
Accumulation units outstanding
at the end of period	-	2,777	6,868	9,453	3,077	3,054	2,154	N/A

JNL/PPM America Core
Equity Division729
Accumulation unit value:
Beginning of period	$12.01	$20.59	$22.65	$20.32	$19.06	$18.71	N/A	N/A
End of period	$14.90	$12.01	$20.59	$22.65	$20.32	$19.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.92	$13.14	$13.56	$12.52	$12.56	$12.22	N/A	N/A
End of period	$12.79	$8.92	$13.14	$13.56	$12.52	$12.56	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,654	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division338
Accumulation unit value:
Beginning of period	$10.20	$19.72	$21.32	$19.24	$18.71	$17.39	$15.33	N/A
End of period	$14.46	$10.20	$19.72	$21.32	$19.24	$18.71	$17.39	N/A
Accumulation units outstanding
at the end of period	-	171	382	469	601	630	667	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division461
Accumulation unit value:
Beginning of period	$9.36	$15.69	$14.67	$12.95	$12.18	$11.03	$10.52	N/A
End of period	$12.02	$9.36	$15.69	$14.67	$12.95	$12.18	$11.03	N/A
Accumulation units outstanding
at the end of period	-	15,314	16,950	15,314	36,362	36,362	36,362	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.75	$11.53	$11.07	$10.47	$10.30	$9.96	N/A	N/A
End of period	$10.85	$9.75	$11.53	$11.07	$10.47	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,403	7,852	13,319	5,995	-	N/A	N/A

JNL/S&P Managed Growth
Division379
Accumulation unit value:
Beginning of period	$9.86	$15.57	$14.61	$13.06	$12.40	$11.35	$10.34	N/A
End of period	$12.38	$9.86	$15.57	$14.61	$13.06	$12.40	$11.35	N/A
Accumulation units outstanding
at the end of period	59,528	86,919	91,388	91,833	85,595	85,998	77,136	N/A

JNL/S&P Managed Moderate
Division721
Accumulation unit value:
Beginning of period	$9.52	$12.33	$11.68	$10.80	$10.49	$10.32	N/A	N/A
End of period	$11.07	$9.52	$12.33	$11.68	$10.80	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division332
Accumulation unit value:
Beginning of period	$10.51	$14.79	$13.89	$12.63	$12.11	$11.27	$10.16	N/A
End of period	$12.72	$10.51	$14.79	$13.89	$12.63	$12.11	$11.27	N/A
Accumulation units outstanding
at the end of period	-	6,799	15,496	24,526	6,366	6,421	3,441	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market
Division643
Accumulation unit value:
Beginning of period	$12.25	$12.23	$11.91	$11.63	$11.55	$11.58	N/A	N/A
End of period	$12.02	$12.25	$12.23	$11.91	$11.63	$11.55	N/A	N/A
Accumulation units outstanding
at the end of period	-	13,246	11,778	-	-	-	N/A	N/A

JNL/Select Value Division725

Accumulation unit value:
Beginning of period	$14.08	$21.55	$20.39	$17.20	$16.22	$16.01	N/A	N/A
End of period	$17.11	$14.08	$21.55	$20.39	$17.20	$16.22	N/A	N/A
Accumulation units outstanding
at the end of period	-	164	113	2,813	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division338
Accumulation unit value:
Beginning of period	$17.06	$30.45	$28.21	$25.31	$24.34	$22.60	$19.67	N/A
End of period	$23.99	$17.06	$30.45	$28.21	$25.31	$24.34	$22.60	N/A
Accumulation units outstanding
at the end of period	-	151	423	459	353	373	397	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division395
Accumulation unit value:
Beginning of period	$24.73	$42.50	$36.99	$35.34	$31.60	$27.31	$25.03	N/A
End of period	$35.59	$24.73	$42.50	$36.99	$35.34	$31.60	$27.31	N/A
Accumulation units outstanding
at the end of period	-	334	870	2,543	332	26	27	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division348
Accumulation unit value:
Beginning of period	$9.08	$15.55	$15.74	$13.38	$12.85	$11.38	$9.86	N/A
End of period	$12.20	$9.08	$15.55	$15.74	$13.38	$12.85	$11.38	N/A
Accumulation units outstanding
at the end of period	-	550	641	554	427	422	436	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1169
Accumulation unit value:
Beginning of period	$8.06	$12.81	$15.40	$14.48	N/A	N/A	N/A	N/A
End of period	$10.45	$8.06	$12.81	$15.40	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division377
Accumulation unit value:
Beginning of period	$10.12	$17.51	$16.30	$13.59	$12.54	$11.01	$9.46	N/A
End of period	$13.57	$10.12	$17.51	$16.30	$13.59	$12.54	$11.01	N/A
Accumulation units outstanding
at the end of period	-	195	255	1,248	2,771	3,450	4,000	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth
Division357
Accumulation unit value:
Beginning of period	$8.91	$15.10	$13.85	$12.36	$11.65	$11.14	$9.45	N/A
End of period	$11.75	$8.91	$15.10	$13.85	$12.36	$11.65	$11.14	N/A
Accumulation units outstanding
at the end of period	-	2,960	3,265	3,296	3,622	3,941	3,542	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division411
Accumulation unit value:
Beginning of period	$8.53	$12.16	$11.51	$10.61	$9.85	$9.19	$8.74	N/A
End of period	$10.23	$8.53	$12.16	$11.51	$10.61	$9.85	$9.19	N/A
Accumulation units outstanding
at the end of period	-	2,556	2,560	3,811	99	100	99	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division544
Accumulation unit value:
Beginning of period	$15.83	$27.36	$25.48	$24.89	$24.29	$22.94	N/A	N/A
End of period	$20.89	$15.83	$27.36	$25.48	$24.89	$24.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division441

Accumulation unit value:
Beginning of period	$10.55	$17.69	$17.97	$16.34	$16.15	$15.52	$14.34	N/A
End of period	$13.82	$10.55	$17.69	$17.97	$16.34	$16.15	$15.52	N/A
Accumulation units outstanding
at the end of period	-	-	864	864	864	864	220	N/A

JNL/Eagle SmallCap Equity
Division441
Accumulation unit value:
Beginning of period	$14.37	$23.80	$21.69	$18.46	$18.39	$15.82	$15.01	N/A
End of period	$19.06	$14.37	$23.80	$21.69	$18.46	$18.39	$15.82	N/A
Accumulation units outstanding
at the end of period	-	1,660	2,065	2,065	2,286	2,484	2,431	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division634
Accumulation unit value:
Beginning of period	$17.33	$18.68	$17.84	$17.41	$17.33	$16.55	N/A	N/A
End of period	$19.37	$17.33	$18.68	$17.84	$17.41	$17.33	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	610	610	-	-	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division441
Accumulation unit value:
Beginning of period	$8.87	$16.33	$14.91	$11.54	$9.94	$8.29	$7.45	N/A
End of period	$11.30	$8.87	$16.33	$14.91	$11.54	$9.94	$8.29	N/A
Accumulation units outstanding
at the end of period	-	-	780	1,691	1,095	780	211	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$12.79	$23.53	$23.86	N/A	N/A	N/A	N/A	N/A
End of period	$17.90	$12.79	$23.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,328	1,328	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division406
Accumulation unit value:
Beginning of period	$15.93	$15.28	$14.68	$14.52	$14.50	$14.26	$14.07	N/A
End of period	$16.17	$15.93	$15.28	$14.68	$14.52	$14.50	$14.26	N/A
Accumulation units outstanding
at the end of period	-	2,167	2,938	2,836	7,534	7,526	7,475	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division357
Accumulation unit value:
Beginning of period	$11.14	$18.64	$19.56	$17.45	$16.38	$13.42	$11.60	N/A
End of period	$15.22	$11.14	$18.64	$19.56	$17.45	$16.38	$13.42	N/A
Accumulation units outstanding
at the end of period	-	2,740	2,973	2,941	1,722	1,788	1,536	N/A

JNL/Lazard Small Cap
Equity Division406
Accumulation unit value:
Beginning of period	$8.93	$14.85	$16.28	$14.24	$13.90	$12.31	$11.34	N/A
End of period	$8.41	$8.93	$14.85	$16.28	$14.24	$13.90	$12.31	N/A
Accumulation units outstanding
at the end of period	-	2,202	1,921	1,848	663	691	722	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division882

Accumulation unit value:
Beginning of period	$11.62	$11.45	$10.99	$10.84	$10.85	N/A	N/A	N/A
End of period	$12.03	$11.62	$11.45	$10.99	$10.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division544
Accumulation unit value:
Beginning of period	$5.76	$9.45	$9.31	$8.14	$7.98	$7.29	N/A	N/A
End of period	$5.36	$5.76	$9.45	$9.31	$8.14	$7.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division634
Accumulation unit value:
Beginning of period	$8.99	$11.96	$11.36	$10.92	$10.37	$9.61	N/A	N/A
End of period	$10.64	$8.99	$11.96	$11.36	$10.92	$10.37	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division544
Accumulation unit value:
Beginning of period	$10.94	$19.59	$18.13	$14.75	$13.30	$11.56	N/A	N/A
End of period	$13.85	$10.94	$19.59	$18.13	$14.75	$13.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM JNL 5 Division807

Accumulation unit value:
Beginning of period	$7.66	$13.62	$13.72	$11.79	$10.79	N/A	N/A	N/A
End of period	$9.30	$7.66	$13.62	$13.72	$11.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	678	13,086	10,902	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division544
Accumulation unit value:
Beginning of period	$9.51	$15.57	$14.80	$13.79	$12.58	$11.30	N/A	N/A
End of period	$12.85	$9.51	$15.57	$14.80	$13.79	$12.58	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,070	1,070	-	-	N/A	N/A

JNL/MCM S&P 500 Index Division406

Accumulation unit value:
Beginning of period	$7.41	$12.15	$11.83	$10.50	$10.28	$9.54	$8.81	N/A
End of period	$9.14	$7.41	$12.15	$11.83	$10.50	$10.28	$9.54	N/A
Accumulation units outstanding
at the end of period	-	-	1,182	3,435	1,833	1,838	1,883	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap
Division1224
Accumulation unit value:
Beginning of period	$10.41	$17.74	$19.93	N/A	N/A	N/A	N/A	N/A
End of period	$10.69	$10.41	$17.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	134	134	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division547
Accumulation unit value:
Beginning of period	$9.23	$14.49	$15.12	$13.15	$12.89	$11.82	N/A	N/A
End of period	$11.50	$9.23	$14.49	$15.12	$13.15	$12.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,099	1,099	-	-	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division544
Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.06	$12.28	$11.03	$9.70	N/A	N/A
End of period	$11.55	$8.47	$14.63	$14.06	$12.28	$11.03	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division377
Accumulation unit value:
Beginning of period	$14.01	$14.26	$13.46	$13.29	$13.27	$12.98	$12.78	N/A
End of period	$15.83	$14.01	$14.26	$13.46	$13.29	$13.27	$12.98	N/A
Accumulation units outstanding
at the end of period	-	4,181	6,246	6,711	9,769	9,727	8,994	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.78	$12.95	$13.38	$12.37	$12.43	$12.10	N/A	N/A
End of period	$12.57	$8.78	$12.95	$13.38	$12.37	$12.43	N/A	N/A
Accumulation units outstanding
at the end of period	-	100	1,065	1,479	3,797	3,857	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division465
Accumulation unit value:
Beginning of period	$10.00	$19.35	$20.95	$18.94	$18.44	$17.17	$16.42	N/A
End of period	$14.15	$10.00	$19.35	$20.95	$18.94	$18.44	$17.17	N/A
Accumulation units outstanding
at the end of period	-	1,096	1,096	1,096	1,837	2,009	2,243	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division377
Accumulation unit value:
Beginning of period	$9.21	$15.47	$14.48	$12.80	$12.05	$10.94	$9.89	N/A
End of period	$11.81	$9.21	$15.47	$14.48	$12.80	$12.05	$10.94	N/A
Accumulation units outstanding
at the end of period	-	89	90	3,131	42	490	418	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division946
Accumulation unit value:
Beginning of period	$9.69	$11.48	$11.04	$10.45	$10.28	N/A	N/A	N/A
End of period	$10.77	$9.69	$11.48	$11.04	$10.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	596	628	-	N/A	N/A	N/A

JNL/S&P Managed Growth
Division377
Accumulation unit value:
Beginning of period	$9.71	$15.34	$14.42	$12.91	$12.27	$11.26	$10.33	N/A
End of period	$12.17	$9.71	$15.34	$14.42	$12.91	$12.27	$11.26	N/A
Accumulation units outstanding
at the end of period	-	1,048	1,050	1,052	982	1,484	1,489	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division377
Accumulation unit value:
Beginning of period	$10.34	$14.57	$13.71	$12.48	$11.99	$11.18	$10.41	N/A
End of period	$12.49	$10.34	$14.57	$13.71	$12.48	$11.99	$11.18	N/A
Accumulation units outstanding
at the end of period	-	174	1,132	2,282	81	648	654	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division377

Accumulation unit value:
Beginning of period	$20.05	$25.84	$24.56	$22.08	$21.42	$19.74	$18.06	N/A
End of period	$23.48	$20.05	$25.84	$24.56	$22.08	$21.42	$19.74	N/A
Accumulation units outstanding
at the end of period	-	224	1,394	2,074	345	357	364	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.00	$12.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.76	$12.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	427	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division406

Accumulation unit value:
Beginning of period	$13.95	$21.38	$20.26	$17.12	$16.17	$14.39	$12.90	N/A
End of period	$16.93	$13.95	$21.38	$20.26	$17.12	$16.17	$14.39	N/A
Accumulation units outstanding
at the end of period	-	1,878	1,514	1,569	1,687	1,770	1,872	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division544
Accumulation unit value:
Beginning of period	$16.71	$29.87	$27.72	$24.91	$23.99	$22.21	N/A	N/A
End of period	$23.47	$16.71	$29.87	$27.72	$24.91	$23.99	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,574	1,101	1,144	2,547	-	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division406
Accumulation unit value:
Beginning of period	$24.22	$41.70	$36.35	$34.78	$31.14	$26.96	$25.21	N/A
End of period	$34.81	$24.22	$41.70	$36.35	$34.78	$31.14	$26.96	N/A
Accumulation units outstanding
at the end of period	-	371	261	286	786	909	1,028	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Value
Division544
Accumulation unit value:
Beginning of period	$8.96	$15.38	$15.58	$13.26	$12.76	$11.23	N/A	N/A
End of period	$12.02	$8.96	$15.38	$15.58	$13.26	$12.76	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,308	2,608	5,516	1,365	-	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division829
Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.36	$11.52	$10.06	N/A	N/A	N/A
End of period	$10.38	$8.01	$12.75	$15.36	$11.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division374
Accumulation unit value:
Beginning of period	$9.92	$17.19	$16.02	$13.37	$12.36	$10.87	$9.14	N/A
End of period	$13.28	$9.92	$17.19	$16.02	$13.37	$12.36	$10.87	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	740	1,964	1,862	N/A

JNL/AIM Large Cap Growth
Division569
Accumulation unit value:
Beginning of period	$8.27	$13.58	$12.01	$11.39	$10.87	$10.11	N/A	N/A
End of period	$10.05	$8.27	$13.58	$12.01	$11.39	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,009	1,897	N/A	N/A

JNL/AIM Small Cap Growth
Division201
Accumulation unit value:
Beginning of period	$8.82	$14.97	$13.76	$12.29	$11.60	$11.11	$8.21	$7.45
End of period	$11.61	$8.82	$14.97	$13.76	$12.29	$11.60	$11.11	$8.21
Accumulation units outstanding
at the end of period	-	-	-	-	849	1,576	1,500	19

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division175
Accumulation unit value:
Beginning of period	$8.42	$12.01	$11.39	$10.52	$9.78	$9.14	$8.22	$8.48
End of period	$10.08	$8.42	$12.01	$11.39	$10.52	$9.78	$9.14	$8.22
Accumulation units outstanding
at the end of period	-	-	-	-	875	6,540	6,393	1,496

JNL/Capital Guardian
Global Diversified Research Division994
Accumulation unit value:
Beginning of period	$15.55	$27.67	$23.47	$22.27	N/A	N/A	N/A	N/A
End of period	$21.01	$15.55	$27.67	$23.47	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division514
Accumulation unit value:
Beginning of period	$15.51	$26.85	$25.04	$24.49	$23.95	$22.84	N/A	N/A
End of period	$20.44	$15.51	$26.85	$25.04	$24.49	$23.95	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division181

Accumulation unit value:
Beginning of period	$10.36	$17.39	$17.70	$16.12	$15.95	$15.35	$12.61	$12.84
End of period	$13.55	$10.36	$17.39	$17.70	$16.12	$15.95	$15.35	$12.61
Accumulation units outstanding
at the end of period	-	-	-	-	559	1,113	1,251	743

JNL/Eagle SmallCap Equity
Division219
Accumulation unit value:
Beginning of period	$14.11	$23.40	$21.36	$18.20	$18.16	$15.65	$11.44	$11.08
End of period	$18.68	$14.11	$23.40	$21.36	$18.20	$18.16	$15.65	$11.44
Accumulation units outstanding
at the end of period	-	-	-	-	-	698	1,091	304

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division912
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.50	$10.86	$10.79	N/A	N/A	N/A
End of period	$9.78	$7.49	$11.46	$12.50	$10.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division313
Accumulation unit value:
Beginning of period	$16.98	$18.33	$17.53	$17.13	$17.08	$16.35	$15.50	N/A
End of period	$18.95	$16.98	$18.33	$17.53	$17.13	$17.08	$16.35	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,030	3,935	3,591	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division879
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.69	$11.22	$11.12	N/A	N/A	N/A
End of period	$10.32	$7.96	$12.74	$12.69	$11.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division219
Accumulation unit value:
Beginning of period	$8.73	$16.09	$14.71	$11.40	$9.84	$8.22	$6.03	$6.12
End of period	$11.11	$8.73	$16.09	$14.71	$11.40	$9.84	$8.22	$6.03
Accumulation units outstanding
at the end of period	-	-	-	-	2,407	12,808	3,929	551

JNL/JPMorgan MidCap
Growth Division886
Accumulation unit value:
Beginning of period	$12.54	$23.09	$21.89	$19.99	$19.23	N/A	N/A	N/A
End of period	$17.51	$12.54	$23.09	$21.89	$19.99	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division205
Accumulation unit value:
Beginning of period	$15.61	$14.99	$14.42	$14.29	$14.29	$14.08	$14.24	$14.22
End of period	$15.82	$15.61	$14.99	$14.42	$14.29	$14.29	$14.08	$14.24
Accumulation units outstanding
at the end of period	-	-	-	-	11,622	23,234	22,447	13,528

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division312
Accumulation unit value:
Beginning of period	$10.96	$18.37	$19.30	$17.24	$16.21	$13.30	$10.40	N/A
End of period	$14.96	$10.96	$18.37	$19.30	$17.24	$16.21	$13.30	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,822	4,019	2,064	N/A

JNL/Lazard Small Cap
Equity Division200
Accumulation unit value:
Beginning of period	$8.78	$14.63	$16.07	$14.07	$13.76	$12.20	$9.00	$8.46
End of period	$8.27	$8.78	$14.63	$16.07	$14.07	$13.76	$12.20	$9.00
Accumulation units outstanding
at the end of period	-	-	-	-	4,790	6,165	3,790	1,639

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division233

Accumulation unit value:
Beginning of period	$11.50	$11.35	$10.91	$10.77	$10.82	$10.68	$10.62	$10.48
End of period	$11.88	$11.50	$11.35	$10.91	$10.77	$10.82	$10.68	$10.62
Accumulation units outstanding
at the end of period	-	-	-	-	2,842	2,815	2,674	248

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division810
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.70	$4.29	$4.04	N/A	N/A	N/A
End of period	$4.21	$3.43	$5.81	$5.70	$4.29	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division954
Accumulation unit value:
Beginning of period	$6.64	$9.89	$10.98	$9.91	$9.87	N/A	N/A	N/A
End of period	$8.64	$6.64	$9.89	$10.98	$9.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division195
Accumulation unit value:
Beginning of period	$5.67	$9.33	$9.21	$8.06	$7.91	$7.28	$5.77	$5.63
End of period	$5.28	$5.67	$9.33	$9.21	$8.06	$7.91	$7.28	$5.77
Accumulation units outstanding
at the end of period	-	-	-	-	1,739	8,225	7,351	1,348

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division553
Accumulation unit value:
Beginning of period	$8.86	$11.81	$11.23	$10.82	$10.29	$10.41	N/A	N/A
End of period	$10.48	$8.86	$11.81	$11.23	$10.82	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	384	480	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division317
Accumulation unit value:
Beginning of period	$10.83	$19.41	$18.00	$14.66	$13.24	$11.34	$8.30	N/A
End of period	$13.68	$10.83	$19.41	$18.00	$14.66	$13.24	$11.34	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,754	1,735	1,449	N/A

JNL/MCM JNL 5 Division765

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.67	$11.77	$10.81	N/A	N/A	N/A
End of period	$9.23	$7.61	$13.55	$13.67	$11.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,524	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division726
Accumulation unit value:
Beginning of period	$21.03	$34.63	$26.20	$22.19	$16.60	$16.60	N/A	N/A
End of period	$24.68	$21.03	$34.63	$26.20	$22.19	$16.60	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	197	197	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division218
Accumulation unit value:
Beginning of period	$9.43	$15.45	$14.72	$13.73	$12.54	$11.09	$8.43	$8.50
End of period	$12.71	$9.43	$15.45	$14.72	$13.73	$12.54	$11.09	$8.43
Accumulation units outstanding
at the end of period	-	-	-	-	1,850	10,092	5,007	801

JNL/MCM S&P 500 Index Division195

Accumulation unit value:
Beginning of period	$7.34	$12.04	$11.74	$10.44	$10.24	$9.52	$7.62	$8.25
End of period	$9.03	$7.34	$12.04	$11.74	$10.44	$10.24	$9.52	$7.62
Accumulation units outstanding
at the end of period	-	-	-	-	9,352	20,724	19,275	2,245

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division218
Accumulation unit value:
Beginning of period	$9.14	$14.38	$15.03	$13.09	$12.85	$11.20	$7.86	$7.89
End of period	$11.38	$9.14	$14.38	$15.03	$13.09	$12.85	$11.20	$7.86
Accumulation units outstanding
at the end of period	-	-	-	-	1,050	5,149	4,242	886

JNL/MCM Technology Sector
Division830
Accumulation unit value:
Beginning of period	$3.62	$6.54	$5.84	$5.47	$5.01	N/A	N/A	N/A
End of period	$5.79	$3.62	$6.54	$5.84	$5.47	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division850

Accumulation unit value:
Beginning of period	$7.87	$14.07	$13.00	$11.86	$11.11	N/A	N/A	N/A
End of period	$9.53	$7.87	$14.07	$13.00	$11.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division181
Accumulation unit value:
Beginning of period	$8.37	$14.48	$13.94	$12.19	$10.97	$9.52	$6.93	$7.20
End of period	$11.40	$8.37	$14.48	$13.94	$12.19	$10.97	$9.52	$6.93
Accumulation units outstanding
at the end of period	-	-	-	-	-	16,724	3,545	3,424

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division175
Accumulation unit value:
Beginning of period	$13.78	$14.05	$13.28	$13.13	$13.13	$12.87	$12.57	$12.25
End of period	$15.55	$13.78	$14.05	$13.28	$13.13	$13.13	$12.87	$12.57
Accumulation units outstanding
at the end of period	-	-	-	-	26,285	48,732	43,472	19,077

JNL/PPM America Core
Equity Division374
Accumulation unit value:
Beginning of period	$11.53	$19.83	$21.88	$19.68	$18.52	$16.76	$14.89	N/A
End of period	$14.27	$11.53	$19.83	$21.88	$19.68	$18.52	$16.76	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.64	$12.76	$13.21	$12.23	$12.30	$11.98	N/A	N/A
End of period	$12.35	$8.64	$12.76	$13.21	$12.23	$12.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	14,807	16,958	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division196
Accumulation unit value:
Beginning of period	$9.80	$18.99	$20.59	$18.64	$18.18	$16.95	$13.92	$12.95
End of period	$13.84	$9.80	$18.99	$20.59	$18.64	$18.18	$16.95	$13.92
Accumulation units outstanding
at the end of period	-	-	-	-	1,911	2,088	2,035	112

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division205
Accumulation unit value:
Beginning of period	$9.06	$15.24	$14.29	$12.65	$11.93	$10.84	$8.75	$8.05
End of period	$11.61	$9.06	$15.24	$14.29	$12.65	$11.93	$10.84	$8.75
Accumulation units outstanding
at the end of period	-	-	-	-	923	32,521	7,228	6,652

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division815
Accumulation unit value:
Beginning of period	$9.63	$11.42	$11.00	$10.43	$10.13	N/A	N/A	N/A
End of period	$10.68	$9.63	$11.42	$11.00	$10.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	790	N/A	N/A	N/A

JNL/S&P Managed Growth
Division178
Accumulation unit value:
Beginning of period	$9.55	$15.12	$14.23	$12.76	$12.15	$11.16	$9.38	$9.55
End of period	$11.95	$9.55	$15.12	$14.23	$12.76	$12.15	$11.16	$9.38
Accumulation units outstanding
at the end of period	-	-	-	-	17,282	121,610	106,842	61,246

JNL/S&P Managed Moderate
Division700
Accumulation unit value:
Beginning of period	$9.40	$12.22	$11.60	$10.76	$10.48	$10.16	N/A	N/A
End of period	$10.90	$9.40	$12.22	$11.60	$10.76	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division205
Accumulation unit value:
Beginning of period	$10.18	$14.36	$13.53	$12.34	$11.86	$11.08	$9.63	$9.06
End of period	$12.28	$10.18	$14.36	$13.53	$12.34	$11.86	$11.08	$9.63
Accumulation units outstanding
at the end of period	-	-	-	-	60,349	100,187	71,720	29,524

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division181

Accumulation unit value:
Beginning of period	$19.64	$25.35	$24.14	$21.73	$21.11	$19.49	$16.40	$16.25
End of period	$22.97	$19.64	$25.35	$24.14	$21.73	$21.11	$19.49	$16.40
Accumulation units outstanding
at the end of period	-	-	-	-	-	974	1,073	1,134

JNL/Select Money Market
Division231
Accumulation unit value:
Beginning of period	$11.76	$11.77	$11.50	$11.26	$11.22	$11.39	$11.60	$11.62
End of period	$11.51	$11.76	$11.77	$11.50	$11.26	$11.22	$11.39	$11.60
Accumulation units outstanding
at the end of period	-	-	-	-	27,673	2,872	1,049	2,751

JNL/Select Value Division312

Accumulation unit value:
Beginning of period	$13.82	$21.21	$20.13	$17.03	$16.12	$14.37	$10.82	N/A
End of period	$16.74	$13.82	$21.21	$20.13	$17.03	$16.12	$14.37	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,080	4,635	2,275	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division363
Accumulation unit value:
Beginning of period	$16.37	$29.31	$27.24	$24.52	$23.65	$22.02	$20.08	N/A
End of period	$22.96	$16.37	$29.31	$27.24	$24.52	$23.65	$22.02	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	906	2,281	2,183	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division200
Accumulation unit value:
Beginning of period	$23.73	$40.92	$35.73	$34.23	$30.70	$26.61	$19.65	$17.73
End of period	$34.06	$23.73	$40.92	$35.73	$34.23	$30.70	$26.61	$19.65
Accumulation units outstanding
at the end of period	-	-	-	-	351	1,680	1,527	759

JNL/T.Rowe Price Short-Term
Bond Division1185
Accumulation unit value:
Beginning of period	$9.56	$10.40	$10.15	$10.12	N/A	N/A	N/A	N/A
End of period	$10.05	$9.56	$10.40	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division313
Accumulation unit value:
Beginning of period	$8.84	$15.20	$15.42	$13.15	$12.68	$11.26	$8.86	N/A
End of period	$11.85	$8.84	$15.20	$15.42	$13.15	$12.68	$11.26	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	8,787	16,630	9,086	N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division965
Accumulation unit value:
Beginning of period	$7.97	$12.70	$15.32	$11.51	$11.51	N/A	N/A	N/A
End of period	$10.31	$7.97	$12.70	$15.32	$11.51	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division842
Accumulation unit value:
Beginning of period	$9.72	$16.86	$15.74	$13.16	$11.75	N/A	N/A	N/A
End of period	$12.99	$9.72	$16.86	$15.74	$13.16	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division342
Accumulation unit value:
Beginning of period	$8.19	$13.46	$11.92	$11.32	$10.82	$10.08	$9.03	N/A
End of period	$9.93	$8.19	$13.46	$11.92	$11.32	$10.82	$10.08	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	159	1,713	683	N/A

JNL/AIM Small Cap Growth
Division342
Accumulation unit value:
Beginning of period	$8.72	$14.82	$13.64	$12.21	$11.54	$11.07	$9.44	N/A
End of period	$11.47	$8.72	$14.82	$13.64	$12.21	$11.54	$11.07	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	152	153	153	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division244
Accumulation unit value:
Beginning of period	$8.31	$11.88	$11.27	$10.43	$9.71	$9.09	$8.19	$8.17
End of period	$9.93	$8.31	$11.88	$11.27	$10.43	$9.71	$9.09	$8.19
Accumulation units outstanding
at the end of period	-	-	-	-	579	1,335	1,477	467

JNL/Capital Guardian
Global Diversified Research Division693
Accumulation unit value:
Beginning of period	$15.24	$27.15	$23.07	$20.86	$20.97	$19.59	N/A	N/A
End of period	$20.55	$15.24	$27.15	$23.07	$20.86	$20.97	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division693
Accumulation unit value:
Beginning of period	$15.20	$26.34	$24.61	$24.11	$23.60	$21.91	N/A	N/A
End of period	$19.99	$15.20	$26.34	$24.61	$24.11	$23.60	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division777

Accumulation unit value:
Beginning of period	$10.17	$17.10	$17.42	$15.89	$15.58	N/A	N/A	N/A
End of period	$13.28	$10.17	$17.10	$17.42	$15.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division406
Accumulation unit value:
Beginning of period	$13.85	$23.00	$21.03	$17.95	$17.94	$15.48	$15.13	N/A
End of period	$18.31	$13.85	$23.00	$21.03	$17.95	$17.94	$15.48	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	2,553	2,728	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division965
Accumulation unit value:
Beginning of period	$7.45	$11.42	$12.47	$10.85	$11.10	N/A	N/A	N/A
End of period	$9.71	$7.45	$11.42	$12.47	$10.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division312
Accumulation unit value:
Beginning of period	$16.64	$17.98	$17.22	$16.86	$16.84	$16.14	$15.29	N/A
End of period	$18.54	$16.64	$17.98	$17.22	$16.86	$16.84	$16.14	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,468	1,543	2,016	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division842
Accumulation unit value:
Beginning of period	$7.92	$12.69	$12.66	$11.21	$10.46	N/A	N/A	N/A
End of period	$10.25	$7.92	$12.69	$12.66	$11.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division693
Accumulation unit value:
Beginning of period	$8.59	$15.86	$14.51	$11.27	$9.74	$8.81	N/A	N/A
End of period	$10.91	$8.59	$15.86	$14.51	$11.27	$9.74	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/JPMorgan MidCap
Growth Division714
Accumulation unit value:
Beginning of period	$12.28	$22.66	$21.51	$19.67	$18.99	$18.30	N/A	N/A
End of period	$17.13	$12.28	$22.66	$21.51	$19.67	$18.99	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division235
Accumulation unit value:
Beginning of period	$15.29	$14.71	$14.17	$14.07	$14.08	$13.90	$14.08	$13.78
End of period	$15.48	$15.29	$14.71	$14.17	$14.07	$14.08	$13.90	$14.08
Accumulation units outstanding
at the end of period	-	-	-	-	692	1,034	1,034	1,095

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division202
Accumulation unit value:
Beginning of period	$10.78	$18.10	$19.05	$17.04	$16.05	$13.19	$10.49	$9.26
End of period	$14.69	$10.78	$18.10	$19.05	$17.04	$16.05	$13.19	$10.49
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,556	1,586	420

JNL/Lazard Small Cap
Equity Division202
Accumulation unit value:
Beginning of period	$8.64	$14.42	$15.85	$13.91	$13.62	$12.10	$8.93	$8.05
End of period	$8.13	$8.64	$14.42	$15.85	$13.91	$13.62	$12.10	$8.93
Accumulation units outstanding
at the end of period	-	-	-	-	327	2,045	2,079	483

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division623
Accumulation unit value:
Beginning of period	$6.55	$9.77	$10.87	$9.81	$10.31	$9.07	N/A	N/A
End of period	$8.51	$6.55	$9.77	$10.87	$9.81	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	636	518	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division405
Accumulation unit value:
Beginning of period	$5.59	$9.21	$9.10	$7.98	$7.85	$7.23	$6.67	N/A
End of period	$5.20	$5.59	$9.21	$9.10	$7.98	$7.85	$7.23	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,942	2,871	2,872	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division623
Accumulation unit value:
Beginning of period	$8.74	$11.66	$11.11	$10.71	$10.20	$9.72	N/A	N/A
End of period	$10.31	$8.74	$11.66	$11.11	$10.71	$10.20	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,510	484	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division405
Accumulation unit value:
Beginning of period	$10.72	$19.24	$17.86	$14.58	$13.18	$11.31	$9.83	N/A
End of period	$13.52	$10.72	$19.24	$17.86	$14.58	$13.18	$11.31	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	675	503	N/A

JNL/MCM JNL 5 Division746

Accumulation unit value:
Beginning of period	$7.56	$13.48	$13.62	$11.75	$10.51	N/A	N/A	N/A
End of period	$9.16	$7.56	$13.48	$13.62	$11.75	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division711
Accumulation unit value:
Beginning of period	$20.73	$34.19	$25.90	$21.98	$16.46	$16.73	N/A	N/A
End of period	$24.29	$20.73	$34.19	$25.90	$21.98	$16.46	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	339	394	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division373
Accumulation unit value:
Beginning of period	$9.31	$15.29	$14.58	$13.63	$12.47	$11.04	$9.51	N/A
End of period	$12.54	$9.31	$15.29	$14.58	$13.63	$12.47	$11.04	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,316	19,683	1,448	N/A

JNL/MCM S&P 500 Index Division373

Accumulation unit value:
Beginning of period	$7.26	$11.93	$11.66	$10.38	$10.19	$9.49	$8.48	N/A
End of period	$8.92	$7.26	$11.93	$11.66	$10.38	$10.19	$9.49	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,883	2,188	2,190	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division235
Accumulation unit value:
Beginning of period	$9.04	$14.23	$14.90	$13.00	$12.78	$11.15	$7.84	$8.32
End of period	$11.23	$9.04	$14.23	$14.90	$13.00	$12.78	$11.15	$7.84
Accumulation units outstanding
at the end of period	-	-	-	-	5,266	6,259	7,211	739

JNL/MCM Technology Sector
Division693
Accumulation unit value:
Beginning of period	$3.57	$6.46	$5.78	$5.42	$5.42	$5.02	N/A	N/A
End of period	$5.70	$3.57	$6.46	$5.78	$5.42	$5.42	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division235
Accumulation unit value:
Beginning of period	$8.27	$14.34	$13.82	$12.11	$10.91	$9.48	$6.91	$7.37
End of period	$11.26	$8.27	$14.34	$13.82	$12.11	$10.91	$9.48	$6.91
Accumulation units outstanding
at the end of period	-	-	-	-	3,875	5,567	4,710	834

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division202
Accumulation unit value:
Beginning of period	$13.56	$13.84	$13.11	$12.98	$13.00	$12.76	$12.48	$12.23
End of period	$15.28	$13.56	$13.84	$13.11	$12.98	$13.00	$12.76	$12.48
Accumulation units outstanding
at the end of period	-	-	-	-	6,380	31,775	18,064	6,559

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.50	$12.57	$13.03	$12.08	$12.18	$11.86	N/A	N/A
End of period	$12.13	$8.50	$12.57	$13.03	$12.08	$12.18	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,340	10,399	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division674
Accumulation unit value:
Beginning of period	$8.92	$15.02	$14.10	$12.51	$11.81	$10.88	N/A	N/A
End of period	$11.40	$8.92	$15.02	$14.10	$12.51	$11.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,231	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division789
Accumulation unit value:
Beginning of period	$9.57	$11.37	$10.96	$10.42	$10.19	N/A	N/A	N/A
End of period	$10.60	$9.57	$11.37	$10.96	$10.42	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,440	N/A	N/A	N/A

JNL/S&P Managed Growth
Division372
Accumulation unit value:
Beginning of period	$9.40	$14.90	$14.05	$12.61	$12.03	$11.07	$10.04	N/A
End of period	$11.74	$9.40	$14.90	$14.05	$12.61	$12.03	$11.07	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	9,124	11,137	9,654	N/A

JNL/S&P Managed Moderate
Division882
Accumulation unit value:
Beginning of period	$9.34	$12.16	$11.56	$10.74	$10.60	N/A	N/A	N/A
End of period	$10.81	$9.34	$12.16	$11.56	$10.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division360
Accumulation unit value:
Beginning of period	$10.01	$14.15	$13.35	$12.20	$11.75	$10.98	$10.25	N/A
End of period	$12.06	$10.01	$14.15	$13.35	$12.20	$11.75	$10.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	24,041	17,651	12,415	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division402

Accumulation unit value:
Beginning of period	$19.24	$24.88	$23.72	$21.39	$20.81	$19.24	$17.88	N/A
End of period	$22.48	$19.24	$24.88	$23.72	$21.39	$20.81	$19.24	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	781	1,638	995	N/A

JNL/Select Money Market
Division270
Accumulation unit value:
Beginning of period	$11.52	$11.55	$11.30	$11.08	$11.06	$11.24	$11.44	N/A
End of period	$11.26	$11.52	$11.55	$11.30	$11.08	$11.06	$11.24	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	113,512	-	-	N/A

JNL/Select Value Division693

Accumulation unit value:
Beginning of period	$13.69	$21.05	$20.00	$16.95	$16.06	$14.94	N/A	N/A
End of period	$16.56	$13.69	$21.05	$20.00	$16.95	$16.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division375
Accumulation unit value:
Beginning of period	$16.04	$28.76	$26.77	$24.13	$23.31	$21.74	$19.40	N/A
End of period	$22.46	$16.04	$28.76	$26.77	$24.13	$23.31	$21.74	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	780	1,595	1,463	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division235
Accumulation unit value:
Beginning of period	$23.25	$40.15	$35.11	$33.69	$30.26	$26.27	$19.42	$20.46
End of period	$33.32	$23.25	$40.15	$35.11	$33.69	$30.26	$26.27	$19.42
Accumulation units outstanding
at the end of period	-	-	-	-	1,734	3,373	3,018	301

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division202
Accumulation unit value:
Beginning of period	$8.73	$15.03	$15.27	$13.04	$12.59	$11.20	$8.83	$7.61
End of period	$11.68	$8.73	$15.03	$15.27	$13.04	$12.59	$11.20	$8.83
Accumulation units outstanding
at the end of period	-	-	-	-	474	4,144	3,343	1,022

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division359
Accumulation unit value:
Beginning of period	$9.46	$16.44	$15.38	$12.88	$11.95	$10.55	$8.83	N/A
End of period	$12.62	$9.46	$16.44	$15.38	$12.88	$11.95	$10.55	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,209	586	602	N/A

JNL/AIM Large Cap Growth
Division404
Accumulation unit value:
Beginning of period	$8.07	$13.29	$11.79	$11.23	$10.75	$10.04	$9.40	N/A
End of period	$9.77	$8.07	$13.29	$11.79	$11.23	$10.75	$10.04	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,220	290	284	N/A

JNL/AIM Small Cap Growth
Division381
Accumulation unit value:
Beginning of period	$8.59	$14.64	$13.50	$12.11	$11.47	$11.02	$9.69	N/A
End of period	$11.28	$8.59	$14.64	$13.50	$12.11	$11.47	$11.02	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	558	1,196	848	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division844
Accumulation unit value:
Beginning of period	$8.17	$11.69	$11.12	$10.31	$9.61	N/A	N/A	N/A
End of period	$9.74	$8.17	$11.69	$11.12	$10.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	989	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division359
Accumulation unit value:
Beginning of period	$8.40	$15.55	$14.26	$11.10	$9.61	$8.05	$6.40	N/A
End of period	$10.65	$8.40	$15.55	$14.26	$11.10	$9.61	$8.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	365	395	421	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division397
Accumulation unit value:
Beginning of period	$14.90	$14.36	$13.87	$13.79	$13.83	$13.68	$13.37	N/A
End of period	$15.05	$14.90	$14.36	$13.87	$13.79	$13.83	$13.68	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,546	2,604	905	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division359
Accumulation unit value:
Beginning of period	$10.55	$17.75	$18.72	$16.78	$15.83	$13.03	$11.26	N/A
End of period	$14.35	$10.55	$17.75	$18.72	$16.78	$15.83	$13.03	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	241	239	255	N/A

JNL/Lazard Small Cap
Equity Division404
Accumulation unit value:
Beginning of period	$8.45	$14.13	$15.58	$13.69	$13.44	$11.96	$10.96	N/A
End of period	$7.96	$8.45	$14.13	$15.58	$13.69	$13.44	$11.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,628	235	242	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division404

Accumulation unit value:
Beginning of period	$11.22	$11.11	$10.72	$10.62	$10.71	$10.61	$10.49	N/A
End of period	$11.56	$11.22	$11.11	$10.72	$10.62	$10.71	$10.61	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,608	1,374	459	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division381
Accumulation unit value:
Beginning of period	$5.48	$9.05	$8.96	$7.87	$7.75	$7.16	$6.28	N/A
End of period	$5.10	$5.48	$9.05	$8.96	$7.87	$7.75	$7.16	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	551	402	176	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division899
Accumulation unit value:
Beginning of period	$10.57	$19.01	$17.69	$14.46	$13.39	N/A	N/A	N/A
End of period	$13.30	$10.57	$19.01	$17.69	$14.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,242	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division384
Accumulation unit value:
Beginning of period	$9.18	$15.11	$14.44	$13.52	$12.40	$10.99	$9.26	N/A
End of period	$12.35	$9.18	$15.11	$14.44	$13.52	$12.40	$10.99	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,314	1,762	1,762	N/A

JNL/MCM S&P 500 Index Division404

Accumulation unit value:
Beginning of period	$7.16	$11.79	$11.54	$10.30	$10.13	$9.45	$8.72	N/A
End of period	$8.78	$7.16	$11.79	$11.54	$10.30	$10.13	$9.45	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,672	585	204	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division384
Accumulation unit value:
Beginning of period	$8.91	$14.06	$14.76	$12.90	$12.70	$11.11	$9.13	N/A
End of period	$11.06	$8.91	$14.06	$14.76	$12.90	$12.70	$11.11	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,371	558	558	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division402
Accumulation unit value:
Beginning of period	$8.14	$14.13	$13.65	$11.98	$10.82	$9.41	$8.21	N/A
End of period	$11.05	$8.14	$14.13	$13.65	$11.98	$10.82	$9.41	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	108	36	17	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division381
Accumulation unit value:
Beginning of period	$13.27	$13.58	$12.88	$12.78	$12.83	$12.61	$12.25	N/A
End of period	$14.92	$13.27	$13.58	$12.88	$12.78	$12.83	$12.61	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,891	4,770	2,069	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.31	$12.33	$12.80	$11.90	$12.01	$11.71	N/A	N/A
End of period	$11.85	$8.31	$12.33	$12.80	$11.90	$12.01	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	2,907	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division408
Accumulation unit value:
Beginning of period	$8.73	$14.73	$13.86	$12.31	$11.66	$10.63	$9.83	N/A
End of period	$11.14	$8.73	$14.73	$13.86	$12.31	$11.66	$10.63	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	16,614	16,606	16,176	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division844
Accumulation unit value:
Beginning of period	$9.49	$11.29	$10.91	$10.39	$10.28	N/A	N/A	N/A
End of period	$10.49	$9.49	$11.29	$10.91	$10.39	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,879	N/A	N/A	N/A

JNL/S&P Managed Growth
Division359
Accumulation unit value:
Beginning of period	$9.20	$14.61	$13.81	$12.42	$11.87	$10.94	$9.94	N/A
End of period	$11.47	$9.20	$14.61	$13.81	$12.42	$11.87	$10.94	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	21,983	22,466	12,080	N/A

JNL/S&P Managed Moderate
Division701
Accumulation unit value:
Beginning of period	$9.26	$12.08	$11.51	$10.71	$10.47	$10.16	N/A	N/A
End of period	$10.70	$9.26	$12.08	$11.51	$10.71	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division389
Accumulation unit value:
Beginning of period	$9.80	$13.89	$13.13	$12.01	$11.59	$10.86	$10.01	N/A
End of period	$11.79	$9.80	$13.89	$13.13	$12.01	$11.59	$10.86	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	21,724	20,907	7,876	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market
Division644
Accumulation unit value:
Beginning of period	$11.21	$11.26	$11.04	$10.85	$10.85	$10.90	N/A	N/A
End of period	$10.93	$11.21	$11.26	$11.04	$10.85	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	5,814	N/A	N/A

JNL/Select Value Division402

Accumulation unit value:
Beginning of period	$13.50	$20.79	$19.80	$16.81	$15.96	$14.28	$12.92	N/A
End of period	$16.30	$13.50	$20.79	$19.80	$16.81	$15.96	$14.28	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,980	3,034	849	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division844
Accumulation unit value:
Beginning of period	$15.61	$28.04	$26.15	$23.62	$22.35	N/A	N/A	N/A
End of period	$21.81	$15.61	$28.04	$26.15	$23.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	215	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division381
Accumulation unit value:
Beginning of period	$22.62	$39.13	$34.28	$32.96	$29.66	$25.81	$22.97	N/A
End of period	$32.34	$22.62	$39.13	$34.28	$32.96	$29.66	$25.81	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,547	1,254	431	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division381
Accumulation unit value:
Beginning of period	$8.58	$14.80	$15.07	$12.89	$12.47	$11.11	$9.58	N/A
End of period	$11.45	$8.58	$14.80	$15.07	$12.89	$12.47	$11.11	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	488	966	909	N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division897
Accumulation unit value:
Beginning of period	$7.87	$12.59	$15.23	$11.48	$10.93	N/A	N/A	N/A
End of period	$10.14	$7.87	$12.59	$15.23	$11.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division349
Accumulation unit value:
Beginning of period	$9.27	$16.13	$15.12	$12.68	$11.78	$10.41	$9.11	N/A
End of period	$12.34	$9.27	$16.13	$15.12	$12.68	$11.78	$10.41	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,307	1,366	1,427	N/A

JNL/AIM Large Cap Growth
Division595
Accumulation unit value:
Beginning of period	$7.98	$13.17	$11.70	$11.16	$10.70	$10.47	N/A	N/A
End of period	$9.65	$7.98	$13.17	$11.70	$11.16	$10.70	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/AIM Small Cap Growth
Division429
Accumulation unit value:
Beginning of period	$8.50	$14.51	$13.40	$12.03	$11.41	$10.98	$10.59	N/A
End of period	$11.14	$8.50	$14.51	$13.40	$12.03	$11.41	$10.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,017	2,065	2,065	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division340
Accumulation unit value:
Beginning of period	$8.06	$11.56	$11.01	$10.22	$9.55	$8.98	$8.53	N/A
End of period	$9.60	$8.06	$11.56	$11.01	$10.22	$9.55	$8.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,550	5,605	5,605	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division897
Accumulation unit value:
Beginning of period	$14.49	$25.20	$23.63	$23.22	$22.26	N/A	N/A	N/A
End of period	$19.00	$14.49	$25.20	$23.63	$23.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division340

Accumulation unit value:
Beginning of period	$9.74	$16.44	$16.81	$15.38	$15.30	$14.80	$13.25	N/A
End of period	$12.68	$9.74	$16.44	$16.81	$15.38	$15.30	$14.80	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	548	548	548	N/A

JNL/Eagle SmallCap Equity
Division429
Accumulation unit value:
Beginning of period	$13.27	$22.11	$20.29	$17.37	$17.43	$15.09	$14.63	N/A
End of period	$17.48	$13.27	$22.11	$20.29	$17.37	$17.43	$15.09	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,773	1,807	1,807	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division340
Accumulation unit value:
Beginning of period	$15.86	$17.20	$16.54	$16.24	$16.28	$15.66	$15.43	N/A
End of period	$17.61	$15.86	$17.20	$16.54	$16.24	$16.28	$15.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,126	1,126	1,126	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division349
Accumulation unit value:
Beginning of period	$8.27	$15.32	$14.07	$10.97	$9.51	$7.98	$6.52	N/A
End of period	$10.47	$8.27	$15.32	$14.07	$10.97	$9.51	$7.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	725	795	865	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division595
Accumulation unit value:
Beginning of period	$14.58	$14.08	$13.61	$13.55	$13.62	$13.17	N/A	N/A
End of period	$14.70	$14.58	$14.08	$13.61	$13.55	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division429
Accumulation unit value:
Beginning of period	$10.38	$17.49	$18.47	$16.58	$15.67	$12.92	$12.21	N/A
End of period	$14.10	$10.38	$17.49	$18.47	$16.58	$15.67	$12.92	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,048	2,110	2,110	N/A

JNL/Lazard Small Cap
Equity Division437
Accumulation unit value:
Beginning of period	$8.32	$13.93	$15.37	$13.53	$13.30	$11.85	$11.03	N/A
End of period	$7.82	$8.32	$13.93	$15.37	$13.53	$13.30	$11.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,273	1,273	1,273	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division595

Accumulation unit value:
Beginning of period	$11.11	$11.02	$10.65	$10.56	$10.66	$10.34	N/A	N/A
End of period	$11.42	$11.11	$11.02	$10.65	$10.56	$10.66	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division595
Accumulation unit value:
Beginning of period	$5.41	$8.94	$8.86	$7.80	$7.69	$7.28	N/A	N/A
End of period	$5.02	$5.41	$8.94	$8.86	$7.80	$7.69	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division595
Accumulation unit value:
Beginning of period	$10.46	$18.84	$17.56	$14.38	$13.05	$11.56	N/A	N/A
End of period	$13.15	$10.46	$18.84	$17.56	$14.38	$13.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM JNL 5 Division725

Accumulation unit value:
Beginning of period	$7.45	$13.33	$13.52	$11.70	$10.87	$10.68	N/A	N/A
End of period	$8.99	$7.45	$13.33	$13.52	$11.70	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	12,379	3,250	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division953
Accumulation unit value:
Beginning of period	$20.05	$33.19	$25.23	$21.48	$20.59	N/A	N/A	N/A
End of period	$23.42	$20.05	$33.19	$25.23	$21.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division340
Accumulation unit value:
Beginning of period	$9.09	$14.98	$14.34	$13.44	$12.34	$10.96	$9.18	N/A
End of period	$12.20	$9.09	$14.98	$14.34	$13.44	$12.34	$10.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,892	1,892	1,892	N/A

JNL/MCM S&P 500 Index Division340

Accumulation unit value:
Beginning of period	$7.08	$11.68	$11.46	$10.24	$10.09	$9.42	$8.31	N/A
End of period	$8.68	$7.08	$11.68	$11.46	$10.24	$10.09	$9.42	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,595	2,595	2,265	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index
Division340
Accumulation unit value:
Beginning of period	$8.82	$13.94	$14.65	$12.82	$12.65	$11.08	$8.94	N/A
End of period	$10.92	$8.82	$13.94	$14.65	$12.82	$12.65	$11.08	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,943	1,943	1,943	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global
Growth Division595
Accumulation unit value:
Beginning of period	$8.05	$14.01	$13.55	$11.91	$10.77	$9.58	N/A	N/A
End of period	$10.92	$8.05	$14.01	$13.55	$11.91	$10.77	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division340
Accumulation unit value:
Beginning of period	$13.06	$13.37	$12.71	$12.63	$12.69	$12.50	$12.74	N/A
End of period	$14.66	$13.06	$13.37	$12.71	$12.63	$12.69	$12.50	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,394	2,828	4,815	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.18	$12.15	$12.63	$11.76	$11.89	$11.59	N/A	N/A
End of period	$11.64	$8.18	$12.15	$12.63	$11.76	$11.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,003	1,982	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division429
Accumulation unit value:
Beginning of period	$9.15	$17.82	$19.43	$17.67	$17.32	$16.23	$15.14	N/A
End of period	$12.86	$9.15	$17.82	$19.43	$17.67	$17.32	$16.23	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,180	1,263	1,263	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division409
Accumulation unit value:
Beginning of period	$8.59	$14.52	$13.68	$12.17	$11.54	$10.54	$9.76	N/A
End of period	$10.95	$8.59	$14.52	$13.68	$12.17	$11.54	$10.54	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,262	3,997	802	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Conservative
Division898
Accumulation unit value:
Beginning of period	$9.43	$11.24	$10.88	$10.37	$10.29	N/A	N/A	N/A
End of period	$10.41	$9.43	$11.24	$10.88	$10.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	668	N/A	N/A	N/A

JNL/S&P Managed Growth
Division409
Accumulation unit value:
Beginning of period	$9.05	$14.40	$13.63	$12.28	$11.75	$10.85	$10.15	N/A
End of period	$11.27	$9.05	$14.40	$13.63	$12.28	$11.75	$10.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	76	790	803	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division340
Accumulation unit value:
Beginning of period	$9.64	$13.68	$12.95	$11.87	$11.47	$10.77	$10.02	N/A
End of period	$11.58	$9.64	$13.68	$12.95	$11.87	$11.47	$10.77	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,991	3,444	2,872	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division340

Accumulation unit value:
Beginning of period	$18.35	$23.80	$22.77	$20.60	$20.12	$18.66	$17.13	N/A
End of period	$21.35	$18.35	$23.80	$22.77	$20.60	$20.12	$18.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,862	1,856	1,871	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established
Growth Division595
Accumulation unit value:
Beginning of period	$15.29	$27.52	$25.70	$23.25	$22.53	$21.40	N/A	N/A
End of period	$21.34	$15.29	$27.52	$25.70	$23.25	$22.53	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Mid-Cap
Growth Division595
Accumulation unit value:
Beginning of period	$22.17	$38.41	$33.70	$32.45	$29.25	$26.73	N/A	N/A
End of period	$31.65	$22.17	$38.41	$33.70	$32.45	$29.25	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division429
Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.92	$12.78	$12.38	$11.05	$10.14	N/A
End of period	$11.29	$8.47	$14.63	$14.92	$12.78	$12.38	$11.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,446	1,887	1,887	N/A

1 -	September 16, 1996
2 -	April 1, 1998
3 -	April 8, 1998
4 -	April 9, 1998
5 -	April 13, 1998
6 -	April 15, 1998
7 -	January 21, 1999
8 -	January 29, 1999
9 -	February 9, 1999
10 -	March 22, 1999
11 -	April 1, 1999
12 -	April 8, 1999
13 -	April 9, 1999
14 -	April 13, 1999
15 -	April 15, 1999
16 -	April 22, 1999
17 -	July 2, 1999
18 -	August 16, 1999
19 -	May 1, 2000
20 -	November 3, 2000
21 -	November 17, 2000
22 -	November 27, 2000
23 -	December 14, 2000
24 -	December 19, 2000
25 -	February 12, 2001
26 -	March 28, 2001
27 -	May 1, 2001
28 -	June 7, 2001
29 -	August 15, 2001
30 -	October 29, 2001
31 -	December 14, 2001
32 -	January 3, 2002
33 -	January 7, 2002
34 -	January 10, 2002
35 -	January 11, 2002
36 -	January 14, 2002
37 -	January 15, 2002
38 -	January 18, 2002
39 -	January 22, 2002
40 -	January 23, 2002
41 -	January 25, 2002
42 -	January 28, 2002
43 -	January 29, 2002
44 -	January 30, 2002
45 -	January 31, 2002
46 -	February 1, 2002
47 -	February 4, 2002
48 -	February 5, 2002
49 -	February 6, 2002
50 -	February 7, 2002
51 -	February 8, 2002
52 -	February 11, 2002
53 -	February 12, 2002
54 -	February 13, 2002
55 -	February 14, 2002
56 -	February 15, 2002
57 -	February 19, 2002
58 -	February 20, 2002
59 -	February 21, 2002
60 -	February 22, 2002
61 -	February 25, 2002
62 -	February 26, 2002
63 -	February 27, 2002
64 -	February 28, 2002
65 -	March 1, 2002
66 -	March 4, 2002
67 -	March 5, 2002
68 -	March 6, 2002
69 -	March 7, 2002
70 -	March 8, 2002
71 -	March 11, 2002
72 -	March 12, 2002
73 -	March 13, 2002
74 -	March 14, 2002
75 -	March 15, 2002
76 -	March 18, 2002
77 -	March 19, 2002
78 -	March 20, 2002
79 -	March 21, 2002
80 -	March 22, 2002
81 -	March 25, 2002
82 -	March 26, 2002
83 -	March 27, 2002
84 -	March 28, 2002
85 -	April 1, 2002
86 -	April 2, 2002
87 -	April 3, 2002
88 -	April 4, 2002
89 -	April 8, 2002
90 -	April 9, 2002
91 -	April 10, 2002
92 -	April 11, 2002
93 -	April 12, 2002
94 -	April 15, 2002
95 -	April 16, 2002
96 -	April 17, 2002
97 -	April 18, 2002
98 -	April 19, 2002
99 -	April 22, 2002
100 -	April 23, 2002
101 -	April 24, 2002
102 -	April 25, 2002
103 -	April 26, 2002
104 -	April 29, 2002
105 -	April 30, 2002
106 -	May 1, 2002
107 -	May 2, 2002
108 -	May 3, 2002
109 -	May 6, 2002
110 -	May 7, 2002
111 -	May 8, 2002
112 -	May 9, 2002
113 -	May 10, 2002
114 -	May 13, 2002
115 -	May 14, 2002
116 -	May 15, 2002
117 -	May 16, 2002
118 -	May 17, 2002
119 -	May 20, 2002
120 -	May 21, 2002
121 -	May 23, 2002
122 -	May 24, 2002
123 -	May 28, 2002
124 -	May 29, 2002
125 -	May 30, 2002
126 -	May 31, 2002
127 -	June 3, 2002
128 -	June 4, 2002
129 -	June 5, 2002
130 -	June 6, 2002
131 -	June 7, 2002
132 -	June 10, 2002
133 -	June 11, 2002
134 -	June 12, 2002
135 -	June 14, 2002
136 -	June 17, 2002
137 -	June 20, 2002
138 -	June 21, 2002
139 -	June 24, 2002
140 -	June 25, 2002
141 -	June 26, 2002
142 -	June 27, 2002
143 -	June 28, 2002
144 -	July 1, 2002
145 -	July 2, 2002
146 -	July 3, 2002
147 -	July 5, 2002
148 -	July 8, 2002
149 -	July 9, 2002
150 -	July 11, 2002
151 -	July 12, 2002
152 -	July 15, 2002
153 -	July 16, 2002
154 -	July 18, 2002
155 -	July 22, 2002
156 -	July 24, 2002
157 -	July 25, 2002
158 -	July 26, 2002
159 -	July 29, 2002
160 -	July 30, 2002
161 -	July 31, 2002
162 -	August 1, 2002
163 -	August 5, 2002
164 -	August 6, 2002
165 -	August 7, 2002
166 -	August 8, 2002
167 -	August 12, 2002
168 -	August 13, 2002
169 -	August 14, 2002
170 -	August 15, 2002
171 -	August 16, 2002
172 -	August 19, 2002
173 -	August 20, 2002
174 -	August 23, 2002
175 -	August 26, 2002
176 -	August 28, 2002
177 -	August 29, 2002
178 -	August 30, 2002
179 -	September 3, 2002
180 -	September 4, 2002
181 -	September 5, 2002
182 -	September 6, 2002
183 -	September 10, 2002
184 -	September 11, 2002
185 -	September 12, 2002
186 -	September 13, 2002
187 -	September 16, 2002
188 -	September 17, 2002
189 -	September 18, 2002
190 -	September 19, 2002
191 -	September 20, 2002
192 -	September 23, 2002
193 -	September 24, 2002
194 -	September 25, 2002
195 -	September 26, 2002
196 -	September 27, 2002
197 -	September 30, 2002
198 -	October 1, 2002
199 -	October 2, 2002
200 -	October 3, 2002
201 -	October 4, 2002
202 -	October 7, 2002
203 -	October 8, 2002
204 -	October 9, 2002
205 -	October 10, 2002
206 -	October 11, 2002
207 -	October 14, 2002
208 -	October 15, 2002
209 -	October 17, 2002
210 -	October 18, 2002
211 -	October 21, 2002
212 -	October 22, 2002
213 -	October 24, 2002
214 -	October 25, 2002
215 -	October 28, 2002
216 -	October 29, 2002
217 -	October 31, 2002
218 -	November 1, 2002
219 -	November 4, 2002
220 -	November 5, 2002
221 -	November 6, 2002
222 -	November 7, 2002
223 -	November 8, 2002
224 -	November 12, 2002
225 -	November 13, 2002
226 -	November 14, 2002
227 -	November 15, 2002
228 -	November 18, 2002
229 -	November 19, 2002
230 -	November 20, 2002
231 -	November 22, 2002
232 -	November 25, 2002
233 -	November 26, 2002
234 -	November 27, 2002
235 -	November 29, 2002
236 -	December 2, 2002
237 -	December 3, 2002
238 -	December 5, 2002
239 -	December 6, 2002
240 -	December 9, 2002
241 -	December 16, 2002
242 -	December 17, 2002
243 -	December 18, 2002
244 -	December 19, 2002
245 -	December 23, 2002
246 -	December 27, 2002
247 -	December 30, 2002
248 -	December 31, 2002
249 -	January 2, 2003
250 -	January 3, 2003
251 -	January 6, 2003
252 -	January 9, 2003
253 -	January 16, 2003
254 -	January 17, 2003
255 -	January 21, 2003
256 -	January 22, 2003
257 -	January 24, 2003
258 -	January 27, 2003
259 -	January 28, 2003
260 -	January 30, 2003
261 -	January 31, 2003
262 -	February 3, 2003
263 -	February 4, 2003
264 -	February 5, 2003
265 -	February 6, 2003
266 -	February 7, 2003
267 -	February 12, 2003
268 -	February 13, 2003
269 -	February 14, 2003
270 -	February 18, 2003
271 -	February 19, 2003
272 -	February 20, 2003
273 -	February 21, 2003
274 -	February 24, 2003
275 -	February 25, 2003
276 -	February 26, 2003
277 -	February 27, 2003
278 -	February 28, 2003
279 -	March 3, 2003
280 -	March 4, 2003
281 -	March 5, 2003
282 -	March 6, 2003
283 -	March 7, 2003
284 -	March 10, 2003
285 -	March 11, 2003
286 -	March 12, 2003
287 -	March 13, 2003
288 -	March 14, 2003
289 -	March 17, 2003
290 -	March 18, 2003
291 -	March 19, 2003
292 -	March 20, 2003
293 -	March 21, 2003
294 -	March 24, 2003
295 -	March 26, 2003
296 -	March 27, 2003
297 -	March 28, 2003
298 -	March 31, 2003
299 -	April 1, 2003
300 -	April 2, 2003
301 -	April 3, 2003
302 -	April 4, 2003
303 -	April 7, 2003
304 -	April 8, 2003
305 -	April 9, 2003
306 -	April 10, 2003
307 -	April 11, 2003
308 -	April 14, 2003
309 -	April 15, 2003
310 -	April 16, 2003
311 -	April 17, 2003
312 -	April 21, 2003
313 -	April 22, 2003
314 -	April 23, 2003
315 -	April 24, 2003
316 -	April 25, 2003
317 -	April 28, 2003
318 -	April 29, 2003
319 -	April 30, 2003
320 -	May 1, 2003
321 -	May 2, 2003
322 -	May 5, 2003
323 -	May 6, 2003
324 -	May 7, 2003
325 -	May 8, 2003
326 -	May 12, 2003
327 -	May 13, 2003
328 -	May 14, 2003
329 -	May 15, 2003
330 -	May 19, 2003
331 -	May 20, 2003
332 -	May 21, 2003
333 -	May 22, 2003
334 -	May 23, 2003
335 -	May 27, 2003
336 -	May 28, 2003
337 -	May 29, 2003
338 -	May 30, 2003
339 -	June 2, 2003
340 -	June 3, 2003
341 -	June 4, 2003
342 -	June 5, 2003
343 -	June 6, 2003
344 -	June 9, 2003
345 -	June 10, 2003
346 -	June 11, 2003
347 -	June 12, 2003
348 -	June 13, 2003
349 -	June 16, 2003
350 -	June 17, 2003
351 -	June 18, 2003
352 -	June 19, 2003
353 -	June 20, 2003
354 -	June 23, 2003
355 -	June 24, 2003
356 -	June 25, 2003
357 -	June 26, 2003
358 -	June 27, 2003
359 -	June 30, 2003
360 -	July 1, 2003
361 -	July 2, 2003
362 -	July 3, 2003
363 -	July 7, 2003
364 -	July 8, 2003
365 -	July 9, 2003
366 -	July 10, 2003
367 -	July 11, 2003
368 -	July 14, 2003
369 -	July 15, 2003
370 -	July 17, 2003
371 -	July 18, 2003
372 -	July 21, 2003
373 -	July 22, 2003
374 -	July 23, 2003
375 -	July 24, 2003
376 -	July 25, 2003
377 -	July 28, 2003
378 -	July 29, 2003
379 -	July 30, 2003
380 -	July 31, 2003
381 -	August 1, 2003
382 -	August 4, 2003
383 -	August 5, 2003
384 -	August 6, 2003
385 -	August 7, 2003
386 -	August 8, 2003
387 -	August 11, 2003
388 -	August 12, 2003
389 -	August 13, 2003
390 -	August 14, 2003
391 -	August 15, 2003
392 -	August 18, 2003
393 -	August 19, 2003
394 -	August 20, 2003
395 -	August 21, 2003
396 -	August 22, 2003
397 -	August 25, 2003
398 -	August 26, 2003
399 -	August 27, 2003
400 -	August 28, 2003
401 -	August 29, 2003
402 -	September 2, 2003
403 -	September 3, 2003
404 -	September 5, 2003
405 -	September 8, 2003
406 -	September 9, 2003
407 -	September 10, 2003
408 -	September 11, 2003
409 -	September 12, 2003
410 -	September 15, 2003
411 -	September 16, 2003
412 -	September 17, 2003
413 -	September 18, 2003
414 -	September 19, 2003
415 -	September 22, 2003
416 -	September 23, 2003
417 -	September 24, 2003
418 -	September 25, 2003
419 -	September 26, 2003
420 -	September 29, 2003
421 -	September 30, 2003
422 -	October 1, 2003
423 -	October 2, 2003
424 -	October 3, 2003
425 -	October 4, 2003
426 -	October 6, 2003
427 -	October 7, 2003
428 -	October 8, 2003
429 -	October 9, 2003
430 -	October 10, 2003
431 -	October 13, 2003
432 -	October 14, 2003
433 -	October 15, 2003
434 -	October 16, 2003
435 -	October 17, 2003
436 -	October 20, 2003
437 -	October 21, 2003
438 -	October 22, 2003
439 -	October 23, 2003
440 -	October 24, 2003
441 -	October 27, 2003
442 -	October 28, 2003
443 -	October 29, 2003
444 -	October 30, 2003
445 -	October 31, 2003
446 -	November 3, 2003
447 -	November 4, 2003
448 -	November 5, 2003
449 -	November 6, 2003
450 -	November 7, 2003
451 -	November 10, 2003
452 -	November 11, 2003
453 -	November 12, 2003
454 -	November 13, 2003
455 -	November 14, 2003
456 -	November 17, 2003
457 -	November 18, 2003
458 -	November 19, 2003
459 -	November 20, 2003
460 -	November 21, 2003
461 -	November 24, 2003
462 -	November 25, 2003
463 -	November 26, 2003
464 -	November 28, 2003
465 -	December 1, 2003
466 -	December 2, 2003
467 -	December 3, 2003
468 -	December 4, 2003
469 -	December 5, 2003
470 -	December 8, 2003
471 -	December 9, 2003
472 -	December 10, 2003
473 -	December 11, 2003
474 -	December 12, 2003
475 -	December 15, 2003
476 -	December 16, 2003
477 -	December 17, 2003
478 -	December 18, 2003
479 -	December 19, 2003
480 -	December 22, 2003
481 -	December 23, 2003
482 -	December 24, 2003
483 -	December 26, 2003
484 -	December 29, 2003
485 -	December 30, 2003
486 -	December 31, 2003
487 -	January 2, 2004
488 -	January 5, 2004
489 -	January 6, 2004
490 -	January 7, 2004
491 -	January 8, 2004
492 -	January 9, 2004
493 -	January 12, 2004
494 -	January 13, 2004
495 -	January 14, 2004
496 -	January 15, 2004
497 -	January 16, 2004
498 -	January 20, 2004
499 -	January 21, 2004
500 -	January 22, 2004
501 -	January 23, 2004
502 -	January 26, 2004
503 -	January 27, 2004
504 -	January 28, 2004
505 -	January 29, 2004
506 -	January 30, 2004
507 -	February 2, 2004
508 -	February 3, 2004
509 -	February 4, 2004
510 -	February 5, 2004
511 -	February 6, 2004
512 -	February 9, 2004
513 -	February 10, 2004
514 -	February 11, 2004
515 -	February 12, 2004
516 -	February 13, 2004
517 -	February 17, 2004
518 -	February 18, 2004
519 -	February 19, 2004
520 -	February 20, 2004
521 -	February 23, 2004
522 -	February 24, 2004
523 -	February 25, 2004
524 -	February 26, 2004
525 -	February 27, 2004
526 -	March 1, 2004
527 -	March 2, 2004
528 -	March 3, 2004
529 -	March 4, 2004
530 -	March 5, 2004
531 -	March 8, 2004
532 -	March 9, 2004
533 -	March 10, 2004
534 -	March 11, 2004
535 -	March 12, 2004
536 -	March 15, 2004
537 -	March 16, 2004
538 -	March 17, 2004
539 -	March 18, 2004
540 -	March 19, 2004
541 -	March 22, 2004
542 -	March 23, 2004
543 -	March 24, 2004
544 -	March 25, 2004
545 -	March 26, 2004
546 -	March 29, 2004
547 -	March 30, 2004
548 -	March 31, 2004
549 -	April 1, 2004
550 -	April 2, 2004
551 -	April 5, 2004
552 -	April 6, 2004
553 -	April 7, 2004
554 -	April 8, 2004
555 -	April 12, 2004
556 -	April 13, 2004
557 -	April 14, 2004
558 -	April 15, 2004
559 -	April 16, 2004
560 -	April 19, 2004
561 -	April 20, 2004
562 -	April 21, 2004
563 -	April 22, 2004
564 -	April 23, 2004
565 -	April 26, 2004
566 -	April 27, 2004
567 -	April 28, 2004
568 -	April 29, 2004
569 -	April 30, 2004
570 -	May 3, 2004
571 -	May 4, 2004
572 -	May 5, 2004
573 -	May 6, 2004
574 -	May 7, 2004
575 -	May 10, 2004
576 -	May 11, 2004
577 -	May 12, 2004
578 -	May 13, 2004
579 -	May 14, 2004
580 -	May 17, 2004
581 -	May 18, 2004
582 -	May 19, 2004
583 -	May 20, 2004
584 -	May 21, 2004
585 -	May 24, 2004
586 -	May 25, 2004
587 -	May 26, 2004
588 -	May 27, 2004
589 -	May 28, 2004
590 -	June 1, 2004
591 -	June 2, 2004
592 -	June 3, 2004
593 -	June 4, 2004
594 -	June 7, 2004
595 -	June 8, 2004
596 -	June 9, 2004
597 -	June 10, 2004
598 -	June 14, 2004
599 -	June 15, 2004
600 -	June 16, 2004
601 -	June 17, 2004
602 -	June 18, 2004
603 -	June 21, 2004
604 -	June 22, 2004
605 -	June 23, 2004
606 -	June 24, 2004
607 -	June 25, 2004
608 -	June 28, 2004
609 -	June 29, 2004
610 -	July 1, 2004
611 -	July 2, 2004
612 -	July 6, 2004
613 -	July 7, 2004
614 -	July 8, 2004
615 -	July 9, 2004
616 -	July 12, 2004
617 -	July 13, 2004
618 -	July 14, 2004
619 -	July 15, 2004
620 -	July 16, 2004
621 -	July 19, 2004
622 -	July 20, 2004
623 -	July 21, 2004
624 -	July 22, 2004
625 -	July 23, 2004
626 -	July 26, 2004
627 -	July 27, 2004
628 -	July 28, 2004
629 -	July 29, 2004
630 -	July 30, 2004
631 -	August 2, 2004
632 -	August 3, 2004
633 -	August 4, 2004
634 -	August 5, 2004
635 -	August 6, 2004
636 -	August 9, 2004
637 -	August 10, 2004
638 -	August 11, 2004
639 -	August 12, 2004
640 -	August 13, 2004
641 -	August 16, 2004
642 -	August 17, 2004
643 -	August 18, 2004
644 -	August 19, 2004
645 -	August 20, 2004
646 -	August 23, 2004
647 -	August 24, 2004
648 -	August 25, 2004
649 -	August 26, 2004
650 -	August 27, 2004
651 -	August 30, 2004
652 -	August 31, 2004
653 -	September 1, 2004
654 -	September 2, 2004
655 -	September 3, 2004
656 -	September 7, 2004
657 -	September 8, 2004
658 -	September 9, 2004
659 -	September 10, 2004
660 -	September 13, 2004
661 -	September 14, 2004
662 -	September 15, 2004
663 -	September 16, 2004
664 -	September 17, 2004
665 -	September 20, 2004
666 -	September 21, 2004
667 -	September 22, 2004
668 -	September 23, 2004
669 -	September 24, 2004
670 -	September 27, 2004
671 -	September 28, 2004
672 -	September 29, 2004
673 -	September 30, 2004
674 -	October 1, 2004
675 -	October 4, 2004
676 -	October 5, 2004
677 -	October 6, 2004
678 -	October 7, 2004
679 -	October 8, 2004
680 -	October 11, 2004
681 -	October 12, 2004
682 -	October 13, 2004
683 -	October 14, 2004
684 -	October 15, 2004
685 -	October 18, 2004
686 -	October 19, 2004
687 -	October 20, 2004
688 -	October 21, 2004
689 -	October 22, 2004
690 -	October 25, 2004
691 -	October 26, 2004
692 -	October 27, 2004
693 -	October 28, 2004
694 -	October 29, 2004
695 -	November 1, 2004
696 -	November 2, 2004
697 -	November 3, 2004
698 -	November 4, 2004
699 -	November 5, 2004
700 -	November 8, 2004
701 -	November 9, 2004
702 -	November 10, 2004
703 -	November 11, 2004
704 -	November 12, 2004
705 -	November 15, 2004
706 -	November 16, 2004
707 -	November 17, 2004
708 -	November 18, 2004
709 -	November 19, 2004
710 -	November 22, 2004
711 -	November 23, 2004
712 -	November 24, 2004
713 -	November 26, 2004
714 -	November 29, 2004
715 -	November 30, 2004
716 -	December 1, 2004
717 -	December 2, 2004
718 -	December 3, 2004
719 -	December 6, 2004
720 -	December 7, 2004
721 -	December 8, 2004
722 -	December 9, 2004
723 -	December 10, 2004
724 -	December 13, 2004
725 -	December 14, 2004
726 -	December 15, 2004
727 -	December 16, 2004
728 -	December 17, 2004
729 -	December 20, 2004
730 -	December 21, 2004
731 -	December 22, 2004
732 -	December 23, 2004
733 -	December 27, 2004
734 -	December 28, 2004
735 -	December 29, 2004
736 -	December 30, 2004
737 -	December 31, 2004
738 -	January 3, 2005
739 -	January 4, 2005
740 -	January 5, 2005
741 -	January 6, 2005
742 -	January 7, 2005
743 -	January 10, 2005
744 -	January 11, 2005
745 -	January 12, 2005
746 -	January 13, 2005
747 -	January 14, 2005
748 -	January 18, 2005
749 -	January 19, 2005
750 -	January 20, 2005
751 -	January 21, 2005
752 -	January 24, 2005
753 -	January 25, 2005
754 -	January 26, 2005
755 -	January 27, 2005
756 -	January 28, 2005
757 -	January 31, 2005
758 -	February 1, 2005
759 -	February 2, 2005
760 -	February 3, 2005
761 -	February 4, 2005
762 -	February 7, 2005
763 -	February 8, 2005
764 -	February 9, 2005
765 -	February 10, 2005
766 -	February 11, 2005
767 -	February 14, 2005
768 -	February 15, 2005
769 -	February 16, 2005
770 -	February 17, 2005
771 -	February 18, 2005
772 -	February 22, 2005
773 -	February 23, 2005
774 -	February 24, 2005
775 -	February 25, 2005
776 -	February 28, 2005
777 -	March 1, 2005
778 -	March 2, 2005
779 -	March 3, 2005
780 -	March 4, 2005
781 -	March 7, 2005
782 -	March 8, 2005
783 -	March 9, 2005
784 -	March 10, 2005
785 -	March 11, 2005
786 -	March 14, 2005
787 -	March 15, 2005
788 -	March 16, 2005
789 -	March 17, 2005
790 -	March 18, 2005
791 -	March 21, 2005
792 -	March 22, 2005
793 -	March 23, 2005
794 -	March 24, 2005
795 -	March 28, 2005
796 -	March 29, 2005
797 -	March 30, 2005
798 -	March 31, 2005
799 -	April 1, 2005
800 -	April 4, 2005
801 -	April 5, 2005
802 -	April 6, 2005
803 -	April 7, 2005
804 -	April 8, 2005
805 -	April 11, 2005
806 -	April 12, 2005
807 -	April 13, 2005
808 -	April 14, 2005
809 -	April 15, 2005
810 -	April 18, 2005
811 -	April 19, 2005
812 -	April 20, 2005
813 -	April 21, 2005
814 -	April 22, 2005
815 -	April 25, 2005
816 -	April 26, 2005
817 -	April 27, 2005
818 -	April 28, 2005
819 -	April 29, 2005
820 -	May 2, 2005
821 -	May 3, 2005
822 -	May 4, 2005
823 -	May 5, 2005
824 -	May 6, 2005
825 -	May 9, 2005
826 -	May 10, 2005
827 -	May 11, 2005
828 -	May 12, 2005
829 -	May 13, 2005
830 -	May 16, 2005
831 -	May 17, 2005
832 -	May 18, 2005
833 -	May 19, 2005
834 -	May 20, 2005
835 -	May 23, 2005
836 -	May 24, 2005
837 -	May 25, 2005
838 -	May 26, 2005
839 -	May 27, 2005
840 -	May 31, 2005
841 -	June 1, 2005
842 -	June 2, 2005
843 -	June 3, 2005
844 -	June 6, 2005
845 -	June 8, 2005
846 -	June 9, 2005
847 -	June 10, 2005
848 -	June 13, 2005
849 -	June 14, 2005
850 -	June 15, 2005
851 -	June 16, 2005
852 -	June 17, 2005
853 -	June 20, 2005
854 -	June 21, 2005
855 -	June 22, 2005
856 -	June 23, 2005
857 -	June 24, 2005
858 -	June 27, 2005
859 -	June 28, 2005
860 -	June 29, 2005
861 -	June 30, 2005
862 -	July 1, 2005
863 -	July 5, 2005
864 -	July 6, 2005
865 -	July 7, 2005
866 -	July 8, 2005
867 -	July 11, 2005
868 -	July 12, 2005
869 -	July 13, 2005
870 -	July 14, 2005
871 -	July 15, 2005
872 -	July 18, 2005
873 -	July 19, 2005
874 -	July 20, 2005
875 -	July 21, 2005
876 -	July 22, 2005
877 -	July 25, 2005
878 -	July 26, 2005
879 -	July 27, 2005
880 -	July 28, 2005
881 -	July 29, 2005
882 -	August 1, 2005
883 -	August 2, 2005
884 -	August 3, 2005
885 -	August 4, 2005
886 -	August 5, 2005
887 -	August 8, 2005
888 -	August 9, 2005
889 -	August 10, 2005
890 -	August 11, 2005
891 -	August 12, 2005
892 -	August 15, 2005
893 -	August 16, 2005
894 -	August 17, 2005
895 -	August 18, 2005
896 -	August 19, 2005
897 -	August 22, 2005
898 -	August 24, 2005
899 -	August 25, 2005
900 -	August 26, 2005
901 -	August 29, 2005
902 -	August 30, 2005
903 -	August 31, 2005
904 -	September 1, 2005
905 -	September 2, 2005
906 -	September 6, 2005
907 -	September 7, 2005
908 -	September 8, 2005
909 -	September 9, 2005
910 -	September 12, 2005
911 -	September 13, 2005
912 -	September 14, 2005
913 -	September 15, 2005
914 -	September 16, 2005
915 -	September 19, 2005
916 -	September 21, 2005
917 -	September 22, 2005
918 -	September 23, 2005
919 -	September 26, 2005
920 -	September 27, 2005
921 -	September 29, 2005
922 -	September 30, 2005
923 -	October 3, 2005
924 -	October 4, 2005
925 -	October 5, 2005
926 -	October 6, 2005
927 -	October 7, 2005
928 -	October 10, 2005
929 -	October 11, 2005
930 -	October 12, 2005
931 -	October 13, 2005
932 -	October 14, 2005
933 -	October 17, 2005
934 -	October 18, 2005
935 -	October 19, 2005
936 -	October 20, 2005
937 -	October 21, 2005
938 -	October 24, 2005
939 -	October 25, 2005
940 -	October 26, 2005
941 -	October 27, 2005
942 -	October 28, 2005
943 -	October 31, 2005
944 -	November 1, 2005
945 -	November 2, 2005
946 -	November 3, 2005
947 -	November 4, 2005
948 -	November 7, 2005
949 -	November 8, 2005
950 -	November 9, 2005
951 -	November 10, 2005
952 -	November 11, 2005
953 -	November 14, 2005
954 -	November 15, 2005
955 -	November 16, 2005
956 -	November 17, 2005
957 -	November 18, 2005
958 -	November 21, 2005
959 -	November 22, 2005
960 -	November 23, 2005
961 -	November 25, 2005
962 -	November 28, 2005
963 -	November 29, 2005
964 -	November 30, 2005
965 -	December 1, 2005
966 -	December 2, 2005
967 -	December 5, 2005
968 -	December 6, 2005
969 -	December 7, 2005
970 -	December 9, 2005
971 -	December 12, 2005
972 -	December 13, 2005
973 -	December 14, 2005
974 -	December 16, 2005
975 -	December 19, 2005
976 -	December 20, 2005
977 -	December 21, 2005
978 -	December 22, 2005
979 -	December 23, 2005
980 -	December 27, 2005
981 -	December 28, 2005
982 -	December 29, 2005
983 -	December 30, 2005
984 -	January 3, 2006
985 -	January 5, 2006
986 -	January 6, 2006
987 -	January 9, 2006
988 -	January 10, 2006
989 -	January 11, 2006
990 -	January 12, 2006
991 -	January 13, 2006
992 -	January 17, 2006
993 -	January 18, 2006
994 -	January 19, 2006
995 -	January 20, 2006
996 -	January 23, 2006
997 -	January 24, 2006
998 -	January 25, 2006
999 -	January 26, 2006
1000 -	January 27, 2006
1001 -	January 30, 2006
1002 -	January 31, 2006
1003 -	February 1, 2006
1004 -	February 2, 2006
1005 -	February 3, 2006
1006 -	February 6, 2006
1007 -	February 7, 2006
1008 -	February 8, 2006
1009 -	February 9, 2006
1010 -	February 10, 2006
1011 -	February 13, 2006
1012 -	February 14, 2006
1013 -	February 15, 2006
1014 -	February 16, 2006
1015 -	February 17, 2006
1016 -	February 21, 2006
1017 -	February 22, 2006
1018 -	February 23, 2006
1019 -	February 24, 2006
1020 -	February 27, 2006
1021 -	February 28, 2006
1022 -	March 1, 2006
1023 -	March 2, 2006
1024 -	March 3, 2006
1025 -	March 6, 2006
1026 -	March 7, 2006
1027 -	March 8, 2006
1028 -	March 9, 2006
1029 -	March 10, 2006
1030 -	March 13, 2006
1031 -	March 16, 2006
1032 -	March 17, 2006
1033 -	March 20, 2006
1034 -	March 21, 2006
1035 -	March 22, 2006
1036 -	March 23, 2006
1037 -	March 24, 2006
1038 -	March 27, 2006
1039 -	March 28, 2006
1040 -	March 29, 2006
1041 -	March 30, 2006
1042 -	March 31, 2006
1043 -	April 3, 2006
1044 -	April 4, 2006
1045 -	April 5, 2006
1046 -	April 6, 2006
1047 -	April 7, 2006
1048 -	April 10, 2006
1049 -	April 11, 2006
1050 -	April 13, 2006
1051 -	April 17, 2006
1052 -	April 18, 2006
1053 -	April 19, 2006
1054 -	April 20, 2006
1055 -	April 21, 2006
1056 -	April 24, 2006
1057 -	April 25, 2006
1058 -	April 27, 2006
1059 -	April 28, 2006
1060 -	May 1, 2006
1061 -	May 2, 2006
1062 -	May 3, 2006
1063 -	May 4, 2006
1064 -	May 5, 2006
1065 -	May 8, 2006
1066 -	May 9, 2006
1067 -	May 10, 2006
1068 -	May 11, 2006
1069 -	May 12, 2006
1070 -	May 15, 2006
1071 -	May 16, 2006
1072 -	May 17, 2006
1073 -	May 18, 2006
1074 -	May 19, 2006
1075 -	May 22, 2006
1076 -	May 23, 2006
1077 -	May 24, 2006
1078 -	May 25, 2006
1079 -	May 26, 2006
1080 -	May 30, 2006
1081 -	May 31, 2006
1082 -	June 1, 2006
1083 -	June 2, 2006
1084 -	June 5, 2006
1085 -	June 6, 2006
1086 -	June 7, 2006
1087 -	June 8, 2006
1088 -	June 9, 2006
1089 -	June 12, 2006
1090 -	June 13, 2006
1091 -	June 14, 2006
1092 -	June 15, 2006
1093 -	June 16, 2006
1094 -	June 19, 2006
1095 -	June 20, 2006
1096 -	June 21, 2006
1097 -	June 22, 2006
1098 -	June 23, 2006
1099 -	June 26, 2006
1100 -	June 27, 2006
1101 -	June 28, 2006
1102 -	June 29, 2006
1103 -	June 30, 2006
1104 -	July 3, 2006
1105 -	July 5, 2006
1106 -	July 6, 2006
1107 -	July 7, 2006
1108 -	July 10, 2006
1109 -	July 11, 2006
1110 -	July 12, 2006
1111 -	July 13, 2006
1112 -	July 14, 2006
1113 -	July 17, 2006
1114 -	July 18, 2006
1115 -	July 19, 2006
1116 -	July 20, 2006
1117 -	July 21, 2006
1118 -	July 24, 2006
1119 -	July 25, 2006
1120 -	July 26, 2006
1121 -	July 27, 2006
1122 -	July 28, 2006
1123 -	July 31, 2006
1124 -	August 1, 2006
1125 -	August 2, 2006
1126 -	August 3, 2006
1127 -	August 4, 2006
1128 -	August 7, 2006
1129 -	August 8, 2006
1130 -	August 9, 2006
1131 -	August 10, 2006
1132 -	August 11, 2006
1133 -	August 14, 2006
1134 -	August 15, 2006
1135 -	August 16, 2006
1136 -	August 17, 2006
1137 -	August 18, 2006
1138 -	August 21, 2006
1139 -	August 22, 2006
1140 -	August 23, 2006
1141 -	August 24, 2006
1142 -	August 25, 2006
1143 -	August 28, 2006
1144 -	August 29, 2006
1145 -	August 30, 2006
1146 -	August 31, 2006
1147 -	September 1, 2006
1148 -	September 5, 2006
1149 -	September 6, 2006
1150 -	September 7, 2006
1151 -	September 11, 2006
1152 -	September 12, 2006
1153 -	September 13, 2006
1154 -	September 14, 2006
1155 -	September 15, 2006
1156 -	September 18, 2006
1157 -	September 19, 2006
1158 -	September 20, 2006
1159 -	September 21, 2006
1160 -	September 22, 2006
1161 -	September 25, 2006
1162 -	September 26, 2006
1163 -	September 27, 2006
1164 -	September 28, 2006
1165 -	September 29, 2006
1166 -	October 2, 2006
1167 -	October 3, 2006
1168 -	October 4, 2006
1169 -	October 5, 2006
1170 -	October 6, 2006
1171 -	October 9, 2006
1172 -	October 10, 2006
1173 -	October 11, 2006
1174 -	October 12, 2006
1175 -	October 13, 2006
1176 -	October 16, 2006
1177 -	October 17, 2006
1178 -	October 18, 2006
1179 -	October 19, 2006
1180 -	October 20, 2006
1181 -	October 23, 2006
1182 -	October 24, 2006
1183 -	October 25, 2006
1184 -	October 26, 2006
1185 -	October 27, 2006
1186 -	October 31, 2006
1187 -	November 1, 2006
1188 -	November 2, 2006
1189 -	November 3, 2006
1190 -	November 6, 2006
1191 -	November 7, 2006
1192 -	November 8, 2006
1193 -	November 10, 2006
1194 -	November 13, 2006
1195 -	November 14, 2006
1196 -	November 15, 2006
1197 -	November 16, 2006
1198 -	November 17, 2006
1199 -	November 20, 2006
1200 -	November 21, 2006
1201 -	November 22, 2006
1202 -	November 24, 2006
1203 -	November 27, 2006
1204 -	November 28, 2006
1205 -	November 29, 2006
1206 -	November 30, 2006
1207 -	December 1, 2006
1208 -	December 4, 2006
1209 -	December 5, 2006
1210 -	December 6, 2006
1211 -	December 7, 2006
1212 -	December 11, 2006
1213 -	December 12, 2006
1214 -	December 13, 2006
1215 -	December 14, 2006
1216 -	December 18, 2006
1217 -	December 20, 2006
1218 -	December 21, 2006
1219 -	December 22, 2006
1220 -	December 26, 2006
1221 -	December 27, 2006
1222 -	December 28, 2006
1223 -	December 29, 2006
1224 -	January 3, 2007
1225 -	January 4, 2007
1226 -	January 5, 2007
1227 -	January 8, 2007
1228 -	January 9, 2007
1229 -	January 10, 2007
1230 -	January 11, 2007
1231 -	January 12, 2007
1232 -	January 16, 2007
1233 -	January 17, 2007
1234 -	January 18, 2007
1235 -	January 19, 2007
1236 -	January 22, 2007
1237 -	January 23, 2007
1238 -	January 24, 2007
1239 -	January 25, 2007
1240 -	January 26, 2007
1241 -	January 29, 2007
1242 -	January 30, 2007
1243 -	January 31, 2007
1244 -	February 1, 2007
1245 -	February 2, 2007
1246 -	February 5, 2007
1247 -	February 6, 2007
1248 -	February 7, 2007
1249 -	February 8, 2007
1250 -	February 9, 2007
1251 -	February 12, 2007
1252 -	February 13, 2007
1253 -	February 14, 2007
1254 -	February 15, 2007
1255 -	February 16, 2007
1256 -	February 20, 2007
1257 -	February 21, 2007
1258 -	February 22, 2007
1259 -	February 23, 2007
1260 -	February 26, 2007
1261 -	February 27, 2007
1262 -	February 28, 2007
1263 -	March 1, 2007
1264 -	March 2, 2007
1265 -	March 5, 2007
1266 -	March 6, 2007
1267 -	March 7, 2007
1268 -	March 8, 2007
1269 -	March 9, 2007
1270 -	March 12, 2007
1271 -	March 13, 2007
1272 -	March 14, 2007
1273 -	March 15, 2007
1274 -	March 16, 2007
1275 -	March 19, 2007
1276 -	March 20, 2007
1277 -	March 21, 2007
1278 -	March 22, 2007
1279 -	March 23, 2007
1280 -	March 26, 2007
1281 -	March 27, 2007
1282 -	March 28, 2007
1283 -	March 29, 2007
1284 -	March 30, 2007
1285 -	April 2, 2007
1286 -	April 3, 2007
1287 -	April 4, 2007
1288 -	April 5, 2007
1289 -	April 9, 2007
1290 -	April 10, 2007
1291 -	April 11, 2007
1292 -	April 12, 2007
1293 -	April 13, 2007
1294 -	April 16, 2007
1295 -	April 17, 2007
1296 -	April 18, 2007
1297 -	April 19, 2007
1298 -	April 20, 2007
1299 -	April 23, 2007
1300 -	April 24, 2007
1301 -	April 25, 2007
1302 -	April 26, 2007
1303 -	April 27, 2007
1304 -	April 30, 2007
1305 -	May 1, 2007
1306 -	May 2, 2007
1307 -	May 3, 2007
1308 -	May 4, 2007
1309 -	May 7, 2007
1310 -	May 8, 2007
1311 -	May 9, 2007
1312 -	May 10, 2007
1313 -	May 11, 2007
1314 -	May 14, 2007
1315 -	May 15, 2007
1316 -	May 16, 2007
1317 -	May 17, 2007
1318 -	May 18, 2007
1319 -	May 21, 2007
1320 -	May 22, 2007
1321 -	May 23, 2007
1322 -	May 24, 2007
1323 -	May 25, 2007
1324 -	May 29, 2007
1325 -	May 30, 2007
1326 -	May 31, 2007
1327 -	June 1, 2007
1328 -	June 4, 2007
1329 -	June 5, 2007
1330 -	June 6, 2007
1331 -	June 7, 2007
1332 -	June 8, 2007
1333 -	June 11, 2007
1334 -	June 12, 2007
1335 -	June 13, 2007
1336 -	June 14, 2007
1337 -	June 15, 2007
1338 -	June 18, 2007
1339 -	June 19, 2007
1340 -	June 20, 2007
1341 -	June 21, 2007
1342 -	June 22, 2007
1343 -	June 25, 2007
1344 -	June 26, 2007
1345 -	June 27, 2007
1346 -	June 28, 2007
1347 -	June 29, 2007
1348 -	July 2, 2007
1349 -	July 3, 2007
1350 -	July 5, 2007
1351 -	July 6, 2007
1352 -	July 9, 2007
1353 -	July 10, 2007
1354 -	July 11, 2007
1355 -	July 12, 2007
1356 -	July 13, 2007
1357 -	July 16, 2007
1358 -	July 17, 2007
1359 -	July 18, 2007
1360 -	July 19, 2007
1361 -	July 20, 2007
1362 -	July 23, 2007
1363 -	July 24, 2007
1364 -	July 25, 2007
1365 -	July 26, 2007
1366 -	July 27, 2007
1367 -	July 30, 2007
1368 -	July 31, 2007
1369 -	August 1, 2007
1370 -	August 2, 2007
1371 -	August 3, 2007
1372 -	August 6, 2007
1373 -	August 7, 2007
1374 -	August 8, 2007
1375 -	August 9, 2007
1376 -	August 10, 2007
1377 -	August 13, 2007
1378 -	August 14, 2007
1379 -	August 15, 2007
1380 -	August 16, 2007
1381 -	August 17, 2007
1382 -	August 20, 2007
1383 -	August 21, 2007
1384 -	August 23, 2007
1385 -	August 24, 2007
1386 -	August 27, 2007
1387 -	August 28, 2007
1388 -	August 29, 2007
1389 -	August 30, 2007
1390 -	August 31, 2007
1391 -	September 4, 2007
1392 -	September 5, 2007
1393 -	September 6, 2007
1394 -	September 7, 2007
1395 -	September 10, 2007
1396 -	September 11, 2007
1397 -	September 12, 2007
1398 -	September 13, 2007
1399 -	September 14, 2007
1400 -	September 17, 2007
1401 -	September 18, 2007
1402 -	September 19, 2007
1403 -	September 20, 2007
1404 -	September 21, 2007
1405 -	September 24, 2007
1406 -	September 25, 2007
1407 -	September 26, 2007
1408 -	September 28, 2007
1409 -	October 1, 2007
1410 -	October 2, 2007
1411 -	October 3, 2007
1412 -	October 4, 2007
1413 -	October 5, 2007
1414 -	October 8, 2007
1415 -	October 9, 2007
1416 -	October 10, 2007
1417 -	October 11, 2007
1418 -	October 12, 2007
1419 -	October 15, 2007
1420 -	October 16, 2007
1421 -	October 17, 2007
1422 -	October 18, 2007
1423 -	October 19, 2007
1424 -	October 22, 2007
1425 -	October 23, 2007
1426 -	October 24, 2007
1427 -	October 25, 2007
1428 -	October 26, 2007
1429 -	October 29, 2007
1430 -	October 30, 2007
1431 -	October 31, 2007
1432 -	November 1, 2007
1433 -	November 2, 2007
1434 -	November 5, 2007
1435 -	November 6, 2007
1436 -	November 8, 2007
1437 -	November 9, 2007
1438 -	November 12, 2007
1439 -	November 13, 2007
1440 -	November 14, 2007
1441 -	November 15, 2007
1442 -	November 16, 2007
1443 -	November 19, 2007
1444 -	November 20, 2007
1445 -	November 21, 2007
1446 -	November 23, 2007
1447 -	November 26, 2007
1448 -	November 27, 2007
1449 -	November 28, 2007
1450 -	November 30, 2007
1451 -	December 3, 2007
1452 -	December 4, 2007
1453 -	December 5, 2007
1454 -	December 6, 2007
1455 -	December 7, 2007
1456 -	December 10, 2007
1457 -	December 11, 2007
1458 -	December 12, 2007
1459 -	December 13, 2007
1460 -	December 14, 2007
1461 -	December 17, 2007
1462 -	December 18, 2007
1463 -	December 19, 2007
1464 -	December 20, 2007
1465 -	December 21, 2007
1466 -	December 24, 2007
1467 -	December 26, 2007
1468 -	December 27, 2007
1469 -	December 28, 2007
1470 -	December 31, 2007
1710 -	January 02, 2008
1711 -	January 03, 2008
1712 -	January 04, 2008
1713 -	January 07, 2008
1714 -	January 08, 2008
1715 -	January 09, 2008
1716 -	January 10, 2008
1717 -	January 11, 2008
1718 -	January 14, 2008
1719 -	January 15, 2008
1720 -	January 16, 2008
1721 -	January 17, 2008
1722 -	January 18, 2008
1723 -	January 22, 2008
1724 -	January 23, 2008
1725 -	January 24, 2008
1726 -	January 25, 2008
1727 -	January 28, 2008
1728 -	January 29, 2008
1729 -	January 30, 2008
1730 -	January 31, 2008
1731 -	February 01, 2008
1732 -	February 04, 2008
1733 -	February 05, 2008
1734 -	February 06, 2008
1735 -	February 07, 2008
1736 -	February 08, 2008
1737 -	February 11, 2008
1738 -	February 12, 2008
1739 -	February 13, 2008
1740 -	February 14, 2008
1741 -	February 15, 2008
1742 -	February 19, 2008
1743 -	February 20, 2008
1744 -	February 21, 2008
1745 -	February 22, 2008
1746 -	February 25, 2008
1747 -	February 26, 2008
1748 -	February 27, 2008
1749 -	February 28, 2008
1750 -	February 29, 2008
1751 -	March 03, 2008
1752 -	March 04, 2008
1753 -	March 05, 2008
1754 -	March 06, 2008
1755 -	March 07, 2008
1756 -	March 10, 2008
1757 -	March 11, 2008
1758 -	March 12, 2008
1759 -	March 13, 2008
1760 -	March 14, 2008
1761 -	March 17, 2008
1762 -	March 18, 2008
1763 -	March 19, 2008
1764 -	March 20, 2008
1765 -	March 24, 2008
1766 -	March 25, 2008
1767 -	March 26, 2008
1768 -	March 27, 2008
1769 -	March 28, 2008
1770 -	March 31, 2008
1771 -	April 01, 2008
1772 -	April 02, 2008
1773 -	April 03, 2008
1774 -	April 04, 2008
1775 -	April 07, 2008
1776 -	April 08, 2008
1777 -	April 09, 2008
1778 -	April 10, 2008
1779 -	April 11, 2008
1780 -	April 14, 2008
1781 -	April 15, 2008
1782 -	April 16, 2008
1783 -	April 17, 2008
1784 -	April 18, 2008
1785 -	April 21, 2008
1786 -	April 22, 2008
1787 -	April 23, 2008
1788 -	April 24, 2008
1789 -	April 25, 2008
1790 -	April 28, 2008
1791 -	April 29, 2008
1792 -	April 30, 2008
1793 -	May 01, 2008
1794 -	May 02, 2008
1795 -	May 05, 2008
1796 -	May 06, 2008
1797 -	May 07, 2008
1798 -	May 08, 2008
1799 -	May 09, 2008
1800 -	May 12, 2008
1801 -	May 13, 2008
1802 -	May 14, 2008
1803 -	May 15, 2008
1804 -	May 16, 2008
1805 -	May 19, 2008
1806 -	May 20, 2008
1807 -	May 21, 2008
1808 -	May 22, 2008
1809 -	May 23, 2008
1810 -	May 27, 2008
1811 -	May 28, 2008
1812 -	May 29, 2008
1813 -	May 30, 2008
1814 -	June 02, 2008
1815 -	June 03, 2008
1816 -	June 04, 2008
1817 -	June 05, 2008
1818 -	June 06, 2008
1819 -	June 09, 2008
1820 -	June 10, 2008
1821 -	June 11, 2008
1822 -	June 12, 2008
1823 -	June 13, 2008
1824 -	June 17, 2008
1825 -	June 18, 2008
1826 -	June 19, 2008
1827 -	June 20, 2008
1828 -	June 23, 2008
1829 -	June 24, 2008
1830 -	June 25, 2008
1831 -	June 26, 2008
1832 -	June 27, 2008
1833 -	June 30, 2008
1834 -	July 01, 2008
1835 -	July 02, 2008
1836 -	July 03, 2008
1837 -	July 07, 2008
1838 -	July 08, 2008
1839 -	July 09, 2008
1840 -	July 10, 2008
1841 -	July 11, 2008
1842 -	July 14, 2008
1843 -	July 15, 2008
1844 -	July 16, 2008
1845 -	July 17, 2008
1846 -	July 18, 2008
1847 -	July 21, 2008
1848 -	July 22, 2008
1849 -	July 23, 2008
1850 -	July 24, 2008
1851 -	July 25, 2008
1852 -	July 28, 2008
1853 -	July 29, 2008
1854 -	July 30, 2008
1855 -	July 31, 2008
1856 -	August 01, 2008
1857 -	August 04, 2008
1858 -	August 05, 2008
1859 -	August 06, 2008
1860 -	August 07, 2008
1861 -	August 11, 2008
1862 -	August 12, 2008
1863 -	August 13, 2008
1864 -	August 14, 2008
1865 -	August 15, 2008
1866 -	August 18, 2008
1867 -	August 19, 2008
1868 -	August 20, 2008
1869 -	August 21, 2008
1870 -	August 22, 2008
1871 -	August 25, 2008
1872 -	August 26, 2008
1873 -	August 28, 2008
1874 -	August 29, 2008
1875 -	September 03, 2008
1876 -	September 04, 2008
1877 -	September 05, 2008
1878 -	September 08, 2008
1879 -	September 10, 2008
1880 -	September 11, 2008
1881 -	September 12, 2008
1882 -	September 15, 2008
1883 -	September 16, 2008
1884 -	September 17, 2008
1885 -	September 18, 2008
1886 -	September 19, 2008
1887 -	September 22, 2008
1888 -	September 23, 2008
1889 -	September 24, 2008
1890 -	September 25, 2008
1891 -	September 26, 2008
1892 -	September 29, 2008
1893 -	September 30, 2008
1894 -	October 01, 2008
1895 -	October 02, 2008
1896 -	October 03, 2008
1897 -	October 06, 2008
1898 -	October 07, 2008
1899 -	October 08, 2008
1900 -	October 09, 2008
1901 -	October 10, 2008
1902 -	October 13, 2008
1903 -	October 14, 2008
1904 -	October 15, 2008
1905 -	October 16, 2008
1906 -	October 17, 2008
1907 -	October 20, 2008
1908 -	October 21, 2008
1909 -	October 22, 2008
1910 -	October 23, 2008
1911 -	October 24, 2008
1912 -	October 27, 2008
1913 -	October 28, 2008
1914 -	October 29, 2008
1915 -	October 30, 2008
1916 -	October 31, 2008
1917 -	November 03, 2008
1918 -	November 04, 2008
1919 -	November 05, 2008
1920 -	November 06, 2008
1921 -	November 07, 2008
1922 -	November 10, 2008
1923 -	November 11, 2008
1924 -	November 12, 2008
1925 -	November 13, 2008
1926 -	November 14, 2008
1927 -	November 17, 2008
1928 -	November 18, 2008
1929 -	November 19, 2008
1930 -	November 20, 2008
1931 -	November 21, 2008
1932 -	November 24, 2008
1933 -	November 25, 2008
1934 -	November 26, 2008
1935 -	December 01, 2008
1936 -	December 02, 2008
1937 -	December 04, 2008
1938 -	December 05, 2008
1939 -	December 08, 2008
1940 -	December 09, 2008
1941 -	December 10, 2008
1942 -	December 11, 2008
1943 -	December 12, 2008
1944 -	December 15, 2008
1945 -	December 16, 2008
1946 -	December 17, 2008
1947 -	December 19, 2008
1948 -	December 22, 2008
1949 -	December 23, 2008
1950 -	December 24, 2008
1951 -	December 26, 2008
1952 -	December 29, 2008
1953 -	December 31, 2008
1954 -	January 2, 2009
1955 -	January 5, 2009
1956 -	January 6, 2009
1957 -	January 7, 2009
1958 -	January 9, 2009
1959 -	January 12, 2009
1960 -	January 13, 2009
1961 -	January 14, 2009
1962 -	January 15, 2009
1963 -	January 16, 2009
1964 -	January 20, 2009
1965 -	January 21, 2009
1966 -	January 22, 2009
1967 -	January 27, 2009
1968 -	January 28, 2009
1969 -	January 29, 2009
1970 -	February 2, 2009
1971 -	February 3, 2009
1972 -	February 4, 2009
1973 -	February 5, 2009
1974 -	February 6, 2009
1975 -	February 9, 2009
1976 -	February 10, 2009
1977 -	February 11, 2009
1978 -	February 12, 2009
1979 -	February 13, 2009
1980 -	February 17, 2009
1981 -	February 18, 2009
1982 -	February 19, 2009
1983 -	February 20, 2009
1984 -	February 23, 2009
1985 -	February 24, 2009
1986 -	February 25, 2009
1987 -	March 2, 2009
1988 -	March 4, 2009
1989 -	March 5, 2009
1990 -	March 6, 2009
1991 -	March 9, 2009
1992 -	March 10, 2009
1993 -	March 11, 2009
1994 -	March 12, 2009
1995 -	March 13, 2009
1996 -	March 16, 2009
1997 -	March 17, 2009
1998 -	March 18, 2009
1999 -	March 19, 2009
2000 -	March 20, 2009
2001 -	March 24, 2009
2002 -	March 25, 2009
2003 -	March 26, 2009
2004 -	March 27, 2009
2005 -	March 30, 2009
2006 -	March 31, 2009
2007 -	April 1, 2009
2008 -	April 2, 2009
2009 -	April 3, 2009
2010 -	April 6, 2009
2011 -	April 7, 2009
2012 -	April 8, 2009
2013 -	April 9, 2009
2014 -	April 13, 2009
2015 -	April 14, 2009
2016 -	April 15, 2009
2017 -	April 16, 2009
2018 -	April 17, 2009
2019 -	April 20, 2009
2020 -	April 21, 2009
2021 -	April 22, 2009
2022 -	April 23, 2009
2023 -	April 24, 2009
2024 -	April 27, 2009
2025 -	April 28, 2009
2026 -	April 30, 2009
2027 -	May 1, 2009
2028 -	May 4, 2009
2029 -	May 5, 2009
2030 -	May 6, 2009
2031 -	May 7, 2009
2032 -	May 8, 2009
2033 -	May 11, 2009
2034 -	May 12, 2009
2035 -	May 13, 2009
2036 -	May 14, 2009
2037 -	May 15, 2009
2038 -	May 18, 2009
2039 -	May 19, 2009
2040 -	May 20, 2009
2041 -	May 21, 2009
2042 -	May 22, 2009
2043 -	May 27, 2009
2044 -	May 28, 2009
2045 -	May 29, 2009
2046 -	June 1, 2009
2047 -	June 2, 2009
2048 -	June 3, 2009
2049 -	June 4, 2009
2050 -	June 5, 2009
2051 -	June 8, 2009
2052 -	June 9, 2009
2053 -	June 10, 2009
2054 -	June 11, 2009
2055 -	June 12, 2009
2056 -	June 15, 2009
2057 -	June 16, 2009
2058 -	June 17, 2009
2059 -	June 18, 2009
2068 -	July 1, 2009
2069 -	July 2, 2009
2070 -	July 6, 2009
2071 -	July 7, 2009
2072 -	July 8, 2009
2073 -	July 9, 2009
2074 -	July 10, 2009
2075 -	July 13, 2009
2076 -	July 14, 2009
2077 -	July 15, 2009
2078 -	July 16, 2009
2079 -	July 17, 2009
2080 -	July 20, 2009
2081 -	July 21, 2009
2082 -	July 22, 2009
2083 -	July 23, 2009
2084 -	July 24, 2009
2085 -	July 27, 2009
2086 -	July 28, 2009
2087 -	July 29, 2009
2088 -	July 30, 2009
2089 -	July 31, 2009
2090 -	August 3, 2009
2091 -	August 4, 2009
2092 -	August 5, 2009
2093 -	August 6, 2009
2094 -	August 7, 2009
2095 -	August 10, 2009
2096 -	August 11, 2009
2097 -	August 12, 2009
2098 -	August 13, 2009
2099 -	August 14, 2009
2100 -	August 17, 2009
2101 -	August 18, 2009
2102 -	August 19, 2009
2103 -	August 20, 2009
2104 -	August 21, 2009
2105 -	August 24, 2009
2106 -	August 25, 2009
2107 -	August 26, 2009
2108 -	August 27, 2009
2109 -	August 28, 2009
2110 -	August 31, 2009
2111 -	September 1, 2009
2112 -	September 2, 2009
2113 -	September 3, 2009
2114 -	September 4, 2009
2115 -	September 8, 2009
2116 -	September 9, 2009
2117 -	September 10, 2009
2118 -	September 11, 2009
2119 -	September 14, 2009
2120 -	September 15, 2009
2121 -	September 16, 2009
2122 -	September 17, 2009
2123 -	September 18, 2009
2124 -	September 21, 2009
2125 -	September 22, 2009
2126 -	September 23, 2009
2127 -	September 24, 2009
2128 -	September 25, 2009
2129 -	September 28, 2009
2130 -	September 29, 2009
2131 -	September 30, 2009
2132 -	October 1, 2009
2133 -	October 2, 2009
2134 -	October 5, 2009
2135 -	October 6, 2009
2136 -	October 7, 2009
2137 -	October 8, 2009
2138 -	October 9, 2009
2139 -	October 12, 2009
2140 -	October 13, 2009
2141 -	October 14, 2009
2142 -	October 15, 2009
2143 -	October 16, 2009
2144 -	October 19, 2009
2145 -	October 20, 2009
2146 -	October 21, 2009
2147 -	October 22, 2009
2148 -	October 23, 2009
2149 -	October 26, 2009
2150 -	October 27, 2009
2151 -	October 28, 2009
2152 -	October 29, 2009
2153 -	October 30, 2009
2154 -	November 2, 2009
2155 -	November 3, 2009
2156 -	November 4, 2009
2157 -	November 5, 2009
2158 -	November 6, 2009
2159 -	November 9, 2009
2160 -	November 10, 2009
2161 -	November 11, 2009
2162 -	November 12, 2009
2163 -	November 13, 2009
2164 -	November 16, 2009
2165 -	November 17, 2009
2166 -	November 18, 2009
2167 -	November 19, 2009
2168 -	November 20, 2009
2169 -	November 23, 2009
2170 -	November 24, 2009
2171 -	November 25, 2009
2172 -	November 27, 2009
2173 -	November 30, 2009
2174 -	December 1, 2009
2175 -	December 2, 2009
2176 -	December 3, 2009
2177 -	December 7, 2009
2178 -	December 8, 2009
2179 -	December 9, 2009
2180 -	December 10, 2009
2181 -	December 11, 2009
2182 -	December 14, 2009
2183 -	December 15, 2009
2184 -	December 16, 2009
2185 -	December 17, 2009
2186 -	December 18, 2009
2187 -	December 21, 2009
2188 -	December 22, 2009
2189 -	December 23, 2009
2190 -	December 24, 2009
2191 -	December 28, 2009
2192 -	December 29, 2009
2193 -	December 30, 2009
2194 -	December 31, 2009
1 -	September 16, 1996
2 -	April 1, 1998
3 -	April 8, 1998
4 -	April 9, 1998
5 -	April 13, 1998
6 -	April 15, 1998
7 -	January 21, 1999
8 -	January 29, 1999
9 -	February 9, 1999
10 -	March 22, 1999
11 -	April 1, 1999
12 -	April 8, 1999
13 -	April 9, 1999
14 -	April 13, 1999
15 -	April 15, 1999
16 -	April 22, 1999
17 -	July 2, 1999
18 -	August 16, 1999
19 -	May 1, 2000
20 -	November 3, 2000
21 -	November 17, 2000
22 -	November 27, 2000
23 -	December 14, 2000
24 -	December 19, 2000
25 -	February 12, 2001
26 -	March 28, 2001
27 -	May 1, 2001
28 -	June 7, 2001
29 -	August 15, 2001
30 -	October 29, 2001
31 -	December 14, 2001
32 -	January 3, 2002
33 -	January 7, 2002
34 -	January 10, 2002
35 -	January 11, 2002
36 -	January 14, 2002
37 -	January 15, 2002
38 -	January 18, 2002
39 -	January 22, 2002
40 -	January 23, 2002
41 -	January 25, 2002
42 -	January 28, 2002
43 -	January 29, 2002
44 -	January 30, 2002
45 -	January 31, 2002
46 -	February 1, 2002
47 -	February 4, 2002
48 -	February 5, 2002
49 -	February 6, 2002
50 -	February 7, 2002
51 -	February 8, 2002
52 -	February 11, 2002
53 -	February 12, 2002
54 -	February 13, 2002
55 -	February 14, 2002
56 -	February 15, 2002
57 -	February 19, 2002
58 -	February 20, 2002
59 -	February 21, 2002
60 -	February 22, 2002
61 -	February 25, 2002
62 -	February 26, 2002
63 -	February 27, 2002
64 -	February 28, 2002
65 -	March 1, 2002
66 -	March 4, 2002
67 -	March 5, 2002
68 -	March 6, 2002
69 -	March 7, 2002
70 -	March 8, 2002
71 -	March 11, 2002
72 -	March 12, 2002
73 -	March 13, 2002
74 -	March 14, 2002
75 -	March 15, 2002
76 -	March 18, 2002
77 -	March 19, 2002
78 -	March 20, 2002
79 -	March 21, 2002
80 -	March 22, 2002
81 -	March 25, 2002
82 -	March 26, 2002
83 -	March 27, 2002
84 -	March 28, 2002
85 -	April 1, 2002
86 -	April 2, 2002
87 -	April 3, 2002
88 -	April 4, 2002
89 -	April 8, 2002
90 -	April 9, 2002
91 -	April 10, 2002
92 -	April 11, 2002
93 -	April 12, 2002
94 -	April 15, 2002
95 -	April 16, 2002
96 -	April 17, 2002
97 -	April 18, 2002
98 -	April 19, 2002
99 -	April 22, 2002
100 -	April 23, 2002
101 -	April 24, 2002
102 -	April 25, 2002
103 -	April 26, 2002
104 -	April 29, 2002
105 -	April 30, 2002
106 -	May 1, 2002
107 -	May 2, 2002
108 -	May 3, 2002
109 -	May 6, 2002
110 -	May 7, 2002
111 -	May 8, 2002
112 -	May 9, 2002
113 -	May 10, 2002
114 -	May 13, 2002
115 -	May 14, 2002
116 -	May 15, 2002
117 -	May 16, 2002
118 -	May 17, 2002
119 -	May 20, 2002
120 -	May 21, 2002
121 -	May 23, 2002
122 -	May 24, 2002
123 -	May 28, 2002
124 -	May 29, 2002
125 -	May 30, 2002
126 -	May 31, 2002
127 -	June 3, 2002
128 -	June 4, 2002
129 -	June 5, 2002
130 -	June 6, 2002
131 -	June 7, 2002
132 -	June 10, 2002
133 -	June 11, 2002
134 -	June 12, 2002
135 -	June 14, 2002
136 -	June 17, 2002
137 -	June 20, 2002
138 -	June 21, 2002
139 -	June 24, 2002
140 -	June 25, 2002
141 -	June 26, 2002
142 -	June 27, 2002
143 -	June 28, 2002
144 -	July 1, 2002
145 -	July 2, 2002
146 -	July 3, 2002
147 -	July 5, 2002
148 -	July 8, 2002
149 -	July 9, 2002
150 -	July 11, 2002
151 -	July 12, 2002
152 -	July 15, 2002
153 -	July 16, 2002
154 -	July 18, 2002
155 -	July 22, 2002
156 -	July 24, 2002
157 -	July 25, 2002
158 -	July 26, 2002
159 -	July 29, 2002
160 -	July 30, 2002
161 -	July 31, 2002
162 -	August 1, 2002
163 -	August 5, 2002
164 -	August 6, 2002
165 -	August 7, 2002
166 -	August 8, 2002
167 -	August 12, 2002
168 -	August 13, 2002
169 -	August 14, 2002
170 -	August 15, 2002
171 -	August 16, 2002
172 -	August 19, 2002
173 -	August 20, 2002
174 -	August 23, 2002
175 -	August 26, 2002
176 -	August 28, 2002
177 -	August 29, 2002
178 -	August 30, 2002
179 -	September 3, 2002
180 -	September 4, 2002
181 -	September 5, 2002
182 -	September 6, 2002
183 -	September 10, 2002
184 -	September 11, 2002
185 -	September 12, 2002
186 -	September 13, 2002
187 -	September 16, 2002
188 -	September 17, 2002
189 -	September 18, 2002
190 -	September 19, 2002
191 -	September 20, 2002
192 -	September 23, 2002
193 -	September 24, 2002
194 -	September 25, 2002
195 -	September 26, 2002
196 -	September 27, 2002
197 -	September 30, 2002
198 -	October 1, 2002
199 -	October 2, 2002
200 -	October 3, 2002
201 -	October 4, 2002
202 -	October 7, 2002
203 -	October 8, 2002
204 -	October 9, 2002
205 -	October 10, 2002
206 -	October 11, 2002
207 -	October 14, 2002
208 -	October 15, 2002
209 -	October 17, 2002
210 -	October 18, 2002
211 -	October 21, 2002
212 -	October 22, 2002
213 -	October 24, 2002
214 -	October 25, 2002
215 -	October 28, 2002
216 -	October 29, 2002
217 -	October 31, 2002
218 -	November 1, 2002
219 -	November 4, 2002
220 -	November 5, 2002
221 -	November 6, 2002
222 -	November 7, 2002
223 -	November 8, 2002
224 -	November 12, 2002
225 -	November 13, 2002
226 -	November 14, 2002
227 -	November 15, 2002
228 -	November 18, 2002
229 -	November 19, 2002
230 -	November 20, 2002
231 -	November 22, 2002
232 -	November 25, 2002
233 -	November 26, 2002
234 -	November 27, 2002
235 -	November 29, 2002
236 -	December 2, 2002
237 -	December 3, 2002
238 -	December 5, 2002
239 -	December 6, 2002
240 -	December 9, 2002
241 -	December 16, 2002
242 -	December 17, 2002
243 -	December 18, 2002
244 -	December 19, 2002
245 -	December 23, 2002
246 -	December 27, 2002
247 -	December 30, 2002
248 -	December 31, 2002
249 -	January 2, 2003
250 -	January 3, 2003
251 -	January 6, 2003
252 -	January 9, 2003
253 -	January 16, 2003
254 -	January 17, 2003
255 -	January 21, 2003
256 -	January 22, 2003
257 -	January 24, 2003
258 -	January 27, 2003
259 -	January 28, 2003
260 -	January 30, 2003
261 -	January 31, 2003
262 -	February 3, 2003
263 -	February 4, 2003
264 -	February 5, 2003
265 -	February 6, 2003
266 -	February 7, 2003
267 -	February 12, 2003
268 -	February 13, 2003
269 -	February 14, 2003
270 -	February 18, 2003
271 -	February 19, 2003
272 -	February 20, 2003
273 -	February 21, 2003
274 -	February 24, 2003
275 -	February 25, 2003
276 -	February 26, 2003
277 -	February 27, 2003
278 -	February 28, 2003
279 -	March 3, 2003
280 -	March 4, 2003
281 -	March 5, 2003
282 -	March 6, 2003
283 -	March 7, 2003
284 -	March 10, 2003
285 -	March 11, 2003
286 -	March 12, 2003
287 -	March 13, 2003
288 -	March 14, 2003
289 -	March 17, 2003
290 -	March 18, 2003
291 -	March 19, 2003
292 -	March 20, 2003
293 -	March 21, 2003
294 -	March 24, 2003
295 -	March 26, 2003
296 -	March 27, 2003
297 -	March 28, 2003
298 -	March 31, 2003
299 -	April 1, 2003
300 -	April 2, 2003
301 -	April 3, 2003
302 -	April 4, 2003
303 -	April 7, 2003
304 -	April 8, 2003
305 -	April 9, 2003
306 -	April 10, 2003
307 -	April 11, 2003
308 -	April 14, 2003
309 -	April 15, 2003
310 -	April 16, 2003
311 -	April 17, 2003
312 -	April 21, 2003
313 -	April 22, 2003
314 -	April 23, 2003
315 -	April 24, 2003
316 -	April 25, 2003
317 -	April 28, 2003
318 -	April 29, 2003
319 -	April 30, 2003
320 -	May 1, 2003
321 -	May 2, 2003
322 -	May 5, 2003
323 -	May 6, 2003
324 -	May 7, 2003
325 -	May 8, 2003
326 -	May 12, 2003
327 -	May 13, 2003
328 -	May 14, 2003
329 -	May 15, 2003
330 -	May 19, 2003
331 -	May 20, 2003
332 -	May 21, 2003
333 -	May 22, 2003
334 -	May 23, 2003
335 -	May 27, 2003
336 -	May 28, 2003
337 -	May 29, 2003
338 -	May 30, 2003
339 -	June 2, 2003
340 -	June 3, 2003
341 -	June 4, 2003
342 -	June 5, 2003
343 -	June 6, 2003
344 -	June 9, 2003
345 -	June 10, 2003
346 -	June 11, 2003
347 -	June 12, 2003
348 -	June 13, 2003
349 -	June 16, 2003
350 -	June 17, 2003
351 -	June 18, 2003
352 -	June 19, 2003
353 -	June 20, 2003
354 -	June 23, 2003
355 -	June 24, 2003
356 -	June 25, 2003
357 -	June 26, 2003
358 -	June 27, 2003
359 -	June 30, 2003
360 -	July 1, 2003
361 -	July 2, 2003
362 -	July 3, 2003
363 -	July 7, 2003
364 -	July 8, 2003
365 -	July 9, 2003
366 -	July 10, 2003
367 -	July 11, 2003
368 -	July 14, 2003
369 -	July 15, 2003
370 -	July 17, 2003
371 -	July 18, 2003
372 -	July 21, 2003
373 -	July 22, 2003
374 -	July 23, 2003
375 -	July 24, 2003
376 -	July 25, 2003
377 -	July 28, 2003
378 -	July 29, 2003
379 -	July 30, 2003
380 -	July 31, 2003
381 -	August 1, 2003
382 -	August 4, 2003
383 -	August 5, 2003
384 -	August 6, 2003
385 -	August 7, 2003
386 -	August 8, 2003
387 -	August 11, 2003
388 -	August 12, 2003
389 -	August 13, 2003
390 -	August 14, 2003
391 -	August 15, 2003
392 -	August 18, 2003
393 -	August 19, 2003
394 -	August 20, 2003
395 -	August 21, 2003
396 -	August 22, 2003
397 -	August 25, 2003
398 -	August 26, 2003
399 -	August 27, 2003
400 -	August 28, 2003
401 -	August 29, 2003
402 -	September 2, 2003
403 -	September 3, 2003
404 -	September 5, 2003
405 -	September 8, 2003
406 -	September 9, 2003
407 -	September 10, 2003
408 -	September 11, 2003
409 -	September 12, 2003
410 -	September 15, 2003
411 -	September 16, 2003
412 -	September 17, 2003
413 -	September 18, 2003
414 -	September 19, 2003
415 -	September 22, 2003
416 -	September 23, 2003
417 -	September 24, 2003
418 -	September 25, 2003
419 -	September 26, 2003
420 -	September 29, 2003
421 -	September 30, 2003
422 -	October 1, 2003
423 -	October 2, 2003
424 -	October 3, 2003
425 -	October 4, 2003
426 -	October 6, 2003
427 -	October 7, 2003
428 -	October 8, 2003
429 -	October 9, 2003
430 -	October 10, 2003
431 -	October 13, 2003
432 -	October 14, 2003
433 -	October 15, 2003
434 -	October 16, 2003
435 -	October 17, 2003
436 -	October 20, 2003
437 -	October 21, 2003
438 -	October 22, 2003
439 -	October 23, 2003
440 -	October 24, 2003
441 -	October 27, 2003
442 -	October 28, 2003
443 -	October 29, 2003
444 -	October 30, 2003
445 -	October 31, 2003
446 -	November 3, 2003
447 -	November 4, 2003
448 -	November 5, 2003
449 -	November 6, 2003
450 -	November 7, 2003
451 -	November 10, 2003
452 -	November 11, 2003
453 -	November 12, 2003
454 -	November 13, 2003
455 -	November 14, 2003
456 -	November 17, 2003
457 -	November 18, 2003
458 -	November 19, 2003
459 -	November 20, 2003
460 -	November 21, 2003
461 -	November 24, 2003
462 -	November 25, 2003
463 -	November 26, 2003
464 -	November 28, 2003
465 -	December 1, 2003
466 -	December 2, 2003
467 -	December 3, 2003
468 -	December 4, 2003
469 -	December 5, 2003
470 -	December 8, 2003
471 -	December 9, 2003
472 -	December 10, 2003
473 -	December 11, 2003
474 -	December 12, 2003
475 -	December 15, 2003
476 -	December 16, 2003
477 -	December 17, 2003
478 -	December 18, 2003
479 -	December 19, 2003
480 -	December 22, 2003
481 -	December 23, 2003
482 -	December 24, 2003
483 -	December 26, 2003
484 -	December 29, 2003
485 -	December 30, 2003
486 -	December 31, 2003
487 -	January 2, 2004
488 -	January 5, 2004
489 -	January 6, 2004
490 -	January 7, 2004
491 -	January 8, 2004
492 -	January 9, 2004
493 -	January 12, 2004
494 -	January 13, 2004
495 -	January 14, 2004
496 -	January 15, 2004
497 -	January 16, 2004
498 -	January 20, 2004
499 -	January 21, 2004
500 -	January 22, 2004
501 -	January 23, 2004
502 -	January 26, 2004
503 -	January 27, 2004
504 -	January 28, 2004
505 -	January 29, 2004
506 -	January 30, 2004
507 -	February 2, 2004
508 -	February 3, 2004
509 -	February 4, 2004
510 -	February 5, 2004
511 -	February 6, 2004
512 -	February 9, 2004
513 -	February 10, 2004
514 -	February 11, 2004
515 -	February 12, 2004
516 -	February 13, 2004
517 -	February 17, 2004
518 -	February 18, 2004
519 -	February 19, 2004
520 -	February 20, 2004
521 -	February 23, 2004
522 -	February 24, 2004
523 -	February 25, 2004
524 -	February 26, 2004
525 -	February 27, 2004
526 -	March 1, 2004
527 -	March 2, 2004
528 -	March 3, 2004
529 -	March 4, 2004
530 -	March 5, 2004
531 -	March 8, 2004
532 -	March 9, 2004
533 -	March 10, 2004
534 -	March 11, 2004
535 -	March 12, 2004
536 -	March 15, 2004
537 -	March 16, 2004
538 -	March 17, 2004
539 -	March 18, 2004
540 -	March 19, 2004
541 -	March 22, 2004
542 -	March 23, 2004
543 -	March 24, 2004
544 -	March 25, 2004
545 -	March 26, 2004
546 -	March 29, 2004
547 -	March 30, 2004
548 -	March 31, 2004
549 -	April 1, 2004
550 -	April 2, 2004
551 -	April 5, 2004
552 -	April 6, 2004
553 -	April 7, 2004
554 -	April 8, 2004
555 -	April 12, 2004
556 -	April 13, 2004
557 -	April 14, 2004
558 -	April 15, 2004
559 -	April 16, 2004
560 -	April 19, 2004
561 -	April 20, 2004
562 -	April 21, 2004
563 -	April 22, 2004
564 -	April 23, 2004
565 -	April 26, 2004
566 -	April 27, 2004
567 -	April 28, 2004
568 -	April 29, 2004
569 -	April 30, 2004
570 -	May 3, 2004
571 -	May 4, 2004
572 -	May 5, 2004
573 -	May 6, 2004
574 -	May 7, 2004
575 -	May 10, 2004
576 -	May 11, 2004
577 -	May 12, 2004
578 -	May 13, 2004
579 -	May 14, 2004
580 -	May 17, 2004
581 -	May 18, 2004
582 -	May 19, 2004
583 -	May 20, 2004
584 -	May 21, 2004
585 -	May 24, 2004
586 -	May 25, 2004
587 -	May 26, 2004
588 -	May 27, 2004
589 -	May 28, 2004
590 -	June 1, 2004
591 -	June 2, 2004
592 -	June 3, 2004
593 -	June 4, 2004
594 -	June 7, 2004
595 -	June 8, 2004
596 -	June 9, 2004
597 -	June 10, 2004
598 -	June 14, 2004
599 -	June 15, 2004
600 -	June 16, 2004
601 -	June 17, 2004
602 -	June 18, 2004
603 -	June 21, 2004
604 -	June 22, 2004
605 -	June 23, 2004
606 -	June 24, 2004
607 -	June 25, 2004
608 -	June 28, 2004
609 -	June 29, 2004
610 -	July 1, 2004
611 -	July 2, 2004
612 -	July 6, 2004
613 -	July 7, 2004
614 -	July 8, 2004
615 -	July 9, 2004
616 -	July 12, 2004
617 -	July 13, 2004
618 -	July 14, 2004
619 -	July 15, 2004
620 -	July 16, 2004
621 -	July 19, 2004
622 -	July 20, 2004
623 -	July 21, 2004
624 -	July 22, 2004
625 -	July 23, 2004
626 -	July 26, 2004
627 -	July 27, 2004
628 -	July 28, 2004
629 -	July 29, 2004
630 -	July 30, 2004
631 -	August 2, 2004
632 -	August 3, 2004
633 -	August 4, 2004
634 -	August 5, 2004
635 -	August 6, 2004
636 -	August 9, 2004
637 -	August 10, 2004
638 -	August 11, 2004
639 -	August 12, 2004
640 -	August 13, 2004
641 -	August 16, 2004
642 -	August 17, 2004
643 -	August 18, 2004
644 -	August 19, 2004
645 -	August 20, 2004
646 -	August 23, 2004
647 -	August 24, 2004
648 -	August 25, 2004
649 -	August 26, 2004
650 -	August 27, 2004
651 -	August 30, 2004
652 -	August 31, 2004
653 -	September 1, 2004
654 -	September 2, 2004
655 -	September 3, 2004
656 -	September 7, 2004
657 -	September 8, 2004
658 -	September 9, 2004
659 -	September 10, 2004
660 -	September 13, 2004
661 -	September 14, 2004
662 -	September 15, 2004
663 -	September 16, 2004
664 -	September 17, 2004
665 -	September 20, 2004
666 -	September 21, 2004
667 -	September 22, 2004
668 -	September 23, 2004
669 -	September 24, 2004
670 -	September 27, 2004
671 -	September 28, 2004
672 -	September 29, 2004
673 -	September 30, 2004
674 -	October 1, 2004
675 -	October 4, 2004
676 -	October 5, 2004
677 -	October 6, 2004
678 -	October 7, 2004
679 -	October 8, 2004
680 -	October 11, 2004
681 -	October 12, 2004
682 -	October 13, 2004
683 -	October 14, 2004
684 -	October 15, 2004
685 -	October 18, 2004
686 -	October 19, 2004
687 -	October 20, 2004
688 -	October 21, 2004
689 -	October 22, 2004
690 -	October 25, 2004
691 -	October 26, 2004
692 -	October 27, 2004
693 -	October 28, 2004
694 -	October 29, 2004
695 -	November 1, 2004
696 -	November 2, 2004
697 -	November 3, 2004
698 -	November 4, 2004
699 -	November 5, 2004
700 -	November 8, 2004
701 -	November 9, 2004
702 -	November 10, 2004
703 -	November 11, 2004
704 -	November 12, 2004
705 -	November 15, 2004
706 -	November 16, 2004
707 -	November 17, 2004
708 -	November 18, 2004
709 -	November 19, 2004
710 -	November 22, 2004
711 -	November 23, 2004
712 -	November 24, 2004
713 -	November 26, 2004
714 -	November 29, 2004
715 -	November 30, 2004
716 -	December 1, 2004
717 -	December 2, 2004
718 -	December 3, 2004
719 -	December 6, 2004
720 -	December 7, 2004
721 -	December 8, 2004
722 -	December 9, 2004
723 -	December 10, 2004
724 -	December 13, 2004
725 -	December 14, 2004
726 -	December 15, 2004
727 -	December 16, 2004
728 -	December 17, 2004
729 -	December 20, 2004
730 -	December 21, 2004
731 -	December 22, 2004
732 -	December 23, 2004
733 -	December 27, 2004
734 -	December 28, 2004
735 -	December 29, 2004
736 -	December 30, 2004
737 -	December 31, 2004
738 -	January 3, 2005
739 -	January 4, 2005
740 -	January 5, 2005
741 -	January 6, 2005
742 -	January 7, 2005
743 -	January 10, 2005
744 -	January 11, 2005
745 -	January 12, 2005
746 -	January 13, 2005
747 -	January 14, 2005
748 -	January 18, 2005
749 -	January 19, 2005
750 -	January 20, 2005
751 -	January 21, 2005
752 -	January 24, 2005
753 -	January 25, 2005
754 -	January 26, 2005
755 -	January 27, 2005
756 -	January 28, 2005
757 -	January 31, 2005
758 -	February 1, 2005
759 -	February 2, 2005
760 -	February 3, 2005
761 -	February 4, 2005
762 -	February 7, 2005
763 -	February 8, 2005
764 -	February 9, 2005
765 -	February 10, 2005
766 -	February 11, 2005
767 -	February 14, 2005
768 -	February 15, 2005
769 -	February 16, 2005
770 -	February 17, 2005
771 -	February 18, 2005
772 -	February 22, 2005
773 -	February 23, 2005
774 -	February 24, 2005
775 -	February 25, 2005
776 -	February 28, 2005
777 -	March 1, 2005
778 -	March 2, 2005
779 -	March 3, 2005
780 -	March 4, 2005
781 -	March 7, 2005
782 -	March 8, 2005
783 -	March 9, 2005
784 -	March 10, 2005
785 -	March 11, 2005
786 -	March 14, 2005
787 -	March 15, 2005
788 -	March 16, 2005
789 -	March 17, 2005
790 -	March 18, 2005
791 -	March 21, 2005
792 -	March 22, 2005
793 -	March 23, 2005
794 -	March 24, 2005
795 -	March 28, 2005
796 -	March 29, 2005
797 -	March 30, 2005
798 -	March 31, 2005
799 -	April 1, 2005
800 -	April 4, 2005
801 -	April 5, 2005
802 -	April 6, 2005
803 -	April 7, 2005
804 -	April 8, 2005
805 -	April 11, 2005
806 -	April 12, 2005
807 -	April 13, 2005
808 -	April 14, 2005
809 -	April 15, 2005
810 -	April 18, 2005
811 -	April 19, 2005
812 -	April 20, 2005
813 -	April 21, 2005
814 -	April 22, 2005
815 -	April 25, 2005
816 -	April 26, 2005
817 -	April 27, 2005
818 -	April 28, 2005
819 -	April 29, 2005
820 -	May 2, 2005
821 -	May 3, 2005
822 -	May 4, 2005
823 -	May 5, 2005
824 -	May 6, 2005
825 -	May 9, 2005
826 -	May 10, 2005
827 -	May 11, 2005
828 -	May 12, 2005
829 -	May 13, 2005
830 -	May 16, 2005
831 -	May 17, 2005
832 -	May 18, 2005
833 -	May 19, 2005
834 -	May 20, 2005
835 -	May 23, 2005
836 -	May 24, 2005
837 -	May 25, 2005
838 -	May 26, 2005
839 -	May 27, 2005
840 -	May 31, 2005
841 -	June 1, 2005
842 -	June 2, 2005
843 -	June 3, 2005
844 -	June 6, 2005
845 -	June 8, 2005
846 -	June 9, 2005
847 -	June 10, 2005
848 -	June 13, 2005
849 -	June 14, 2005
850 -	June 15, 2005
851 -	June 16, 2005
852 -	June 17, 2005
853 -	June 20, 2005
854 -	June 21, 2005
855 -	June 22, 2005
856 -	June 23, 2005
857 -	June 24, 2005
858 -	June 27, 2005
859 -	June 28, 2005
860 -	June 29, 2005
861 -	June 30, 2005
862 -	July 1, 2005
863 -	July 5, 2005
864 -	July 6, 2005
865 -	July 7, 2005
866 -	July 8, 2005
867 -	July 11, 2005
868 -	July 12, 2005
869 -	July 13, 2005
870 -	July 14, 2005
871 -	July 15, 2005
872 -	July 18, 2005
873 -	July 19, 2005
874 -	July 20, 2005
875 -	July 21, 2005
876 -	July 22, 2005
877 -	July 25, 2005
878 -	July 26, 2005
879 -	July 27, 2005
880 -	July 28, 2005
881 -	July 29, 2005
882 -	August 1, 2005
883 -	August 2, 2005
884 -	August 3, 2005
885 -	August 4, 2005
886 -	August 5, 2005
887 -	August 8, 2005
888 -	August 9, 2005
889 -	August 10, 2005
890 -	August 11, 2005
891 -	August 12, 2005
892 -	August 15, 2005
893 -	August 16, 2005
894 -	August 17, 2005
895 -	August 18, 2005
896 -	August 19, 2005
897 -	August 22, 2005
898 -	August 24, 2005
899 -	August 25, 2005
900 -	August 26, 2005
901 -	August 29, 2005
902 -	August 30, 2005
903 -	August 31, 2005
904 -	September 1, 2005
905 -	September 2, 2005
906 -	September 6, 2005
907 -	September 7, 2005
908 -	September 8, 2005
909 -	September 9, 2005
910 -	September 12, 2005
911 -	September 13, 2005
912 -	September 14, 2005
913 -	September 15, 2005
914 -	September 16, 2005
915 -	September 19, 2005
916 -	September 21, 2005
917 -	September 22, 2005
918 -	September 23, 2005
919 -	September 26, 2005
920 -	September 27, 2005
921 -	September 29, 2005
922 -	September 30, 2005
923 -	October 3, 2005
924 -	October 4, 2005
925 -	October 5, 2005
926 -	October 6, 2005
927 -	October 7, 2005
928 -	October 10, 2005
929 -	October 11, 2005
930 -	October 12, 2005
931 -	October 13, 2005
932 -	October 14, 2005
933 -	October 17, 2005
934 -	October 18, 2005
935 -	October 19, 2005
936 -	October 20, 2005
937 -	October 21, 2005
938 -	October 24, 2005
939 -	October 25, 2005
940 -	October 26, 2005
941 -	October 27, 2005
942 -	October 28, 2005
943 -	October 31, 2005
944 -	November 1, 2005
945 -	November 2, 2005
946 -	November 3, 2005
947 -	November 4, 2005
948 -	November 7, 2005
949 -	November 8, 2005
950 -	November 9, 2005
951 -	November 10, 2005
952 -	November 11, 2005
953 -	November 14, 2005
954 -	November 15, 2005
955 -	November 16, 2005
956 -	November 17, 2005
957 -	November 18, 2005
958 -	November 21, 2005
959 -	November 22, 2005
960 -	November 23, 2005
961 -	November 25, 2005
962 -	November 28, 2005
963 -	November 29, 2005
964 -	November 30, 2005
965 -	December 1, 2005
966 -	December 2, 2005
967 -	December 5, 2005
968 -	December 6, 2005
969 -	December 7, 2005
970 -	December 9, 2005
971 -	December 12, 2005
972 -	December 13, 2005
973 -	December 14, 2005
974 -	December 16, 2005
975 -	December 19, 2005
976 -	December 20, 2005
977 -	December 21, 2005
978 -	December 22, 2005
979 -	December 23, 2005
980 -	December 27, 2005
981 -	December 28, 2005
982 -	December 29, 2005
983 -	December 30, 2005
984 -	January 3, 2006
985 -	January 5, 2006
986 -	January 6, 2006
987 -	January 9, 2006
988 -	January 10, 2006
989 -	January 11, 2006
990 -	January 12, 2006
991 -	January 13, 2006
992 -	January 17, 2006
993 -	January 18, 2006
994 -	January 19, 2006
995 -	January 20, 2006
996 -	January 23, 2006
997 -	January 24, 2006
998 -	January 25, 2006
999 -	January 26, 2006
1000 -	January 27, 2006
1001 -	January 30, 2006
1002 -	January 31, 2006
1003 -	February 1, 2006
1004 -	February 2, 2006
1005 -	February 3, 2006
1006 -	February 6, 2006
1007 -	February 7, 2006
1008 -	February 8, 2006
1009 -	February 9, 2006
1010 -	February 10, 2006
1011 -	February 13, 2006
1012 -	February 14, 2006
1013 -	February 15, 2006
1014 -	February 16, 2006
1015 -	February 17, 2006
1016 -	February 21, 2006
1017 -	February 22, 2006
1018 -	February 23, 2006
1019 -	February 24, 2006
1020 -	February 27, 2006
1021 -	February 28, 2006
1022 -	March 1, 2006
1023 -	March 2, 2006
1024 -	March 3, 2006
1025 -	March 6, 2006
1026 -	March 7, 2006
1027 -	March 8, 2006
1028 -	March 9, 2006
1029 -	March 10, 2006
1030 -	March 13, 2006
1031 -	March 16, 2006
1032 -	March 17, 2006
1033 -	March 20, 2006
1034 -	March 21, 2006
1035 -	March 22, 2006
1036 -	March 23, 2006
1037 -	March 24, 2006
1038 -	March 27, 2006
1039 -	March 28, 2006
1040 -	March 29, 2006
1041 -	March 30, 2006
1042 -	March 31, 2006
1043 -	April 3, 2006
1044 -	April 4, 2006
1045 -	April 5, 2006
1046 -	April 6, 2006
1047 -	April 7, 2006
1048 -	April 10, 2006
1049 -	April 11, 2006
1050 -	April 13, 2006
1051 -	April 17, 2006
1052 -	April 18, 2006
1053 -	April 19, 2006
1054 -	April 20, 2006
1055 -	April 21, 2006
1056 -	April 24, 2006
1057 -	April 25, 2006
1058 -	April 27, 2006
1059 -	April 28, 2006
1060 -	May 1, 2006
1061 -	May 2, 2006
1062 -	May 3, 2006
1063 -	May 4, 2006
1064 -	May 5, 2006
1065 -	May 8, 2006
1066 -	May 9, 2006
1067 -	May 10, 2006
1068 -	May 11, 2006
1069 -	May 12, 2006
1070 -	May 15, 2006
1071 -	May 16, 2006
1072 -	May 17, 2006
1073 -	May 18, 2006
1074 -	May 19, 2006
1075 -	May 22, 2006
1076 -	May 23, 2006
1077 -	May 24, 2006
1078 -	May 25, 2006
1079 -	May 26, 2006
1080 -	May 30, 2006
1081 -	May 31, 2006
1082 -	June 1, 2006
1083 -	June 2, 2006
1084 -	June 5, 2006
1085 -	June 6, 2006
1086 -	June 7, 2006
1087 -	June 8, 2006
1088 -	June 9, 2006
1089 -	June 12, 2006
1090 -	June 13, 2006
1091 -	June 14, 2006
1092 -	June 15, 2006
1093 -	June 16, 2006
1094 -	June 19, 2006
1095 -	June 20, 2006
1096 -	June 21, 2006
1097 -	June 22, 2006
1098 -	June 23, 2006
1099 -	June 26, 2006
1100 -	June 27, 2006
1101 -	June 28, 2006
1102 -	June 29, 2006
1103 -	June 30, 2006
1104 -	July 3, 2006
1105 -	July 5, 2006
1106 -	July 6, 2006
1107 -	July 7, 2006
1108 -	July 10, 2006
1109 -	July 11, 2006
1110 -	July 12, 2006
1111 -	July 13, 2006
1112 -	July 14, 2006
1113 -	July 17, 2006
1114 -	July 18, 2006
1115 -	July 19, 2006
1116 -	July 20, 2006
1117 -	July 21, 2006
1118 -	July 24, 2006
1119 -	July 25, 2006
1120 -	July 26, 2006
1121 -	July 27, 2006
1122 -	July 28, 2006
1123 -	July 31, 2006
1124 -	August 1, 2006
1125 -	August 2, 2006
1126 -	August 3, 2006
1127 -	August 4, 2006
1128 -	August 7, 2006
1129 -	August 8, 2006
1130 -	August 9, 2006
1131 -	August 10, 2006
1132 -	August 11, 2006
1133 -	August 14, 2006
1134 -	August 15, 2006
1135 -	August 16, 2006
1136 -	August 17, 2006
1137 -	August 18, 2006
1138 -	August 21, 2006
1139 -	August 22, 2006
1140 -	August 23, 2006
1141 -	August 24, 2006
1142 -	August 25, 2006
1143 -	August 28, 2006
1144 -	August 29, 2006
1145 -	August 30, 2006
1146 -	August 31, 2006
1147 -	September 1, 2006
1148 -	September 5, 2006
1149 -	September 6, 2006
1150 -	September 7, 2006
1151 -	September 11, 2006
1152 -	September 12, 2006
1153 -	September 13, 2006
1154 -	September 14, 2006
1155 -	September 15, 2006
1156 -	September 18, 2006
1157 -	September 19, 2006
1158 -	September 20, 2006
1159 -	September 21, 2006
1160 -	September 22, 2006
1161 -	September 25, 2006
1162 -	September 26, 2006
1163 -	September 27, 2006
1164 -	September 28, 2006
1165 -	September 29, 2006
1166 -	October 2, 2006
1167 -	October 3, 2006
1168 -	October 4, 2006
1169 -	October 5, 2006
1170 -	October 6, 2006
1171 -	October 9, 2006
1172 -	October 10, 2006
1173 -	October 11, 2006
1174 -	October 12, 2006
1175 -	October 13, 2006
1176 -	October 16, 2006
1177 -	October 17, 2006
1178 -	October 18, 2006
1179 -	October 19, 2006
1180 -	October 20, 2006
1181 -	October 23, 2006
1182 -	October 24, 2006
1183 -	October 25, 2006
1184 -	October 26, 2006
1185 -	October 27, 2006
1186 -	October 31, 2006
1187 -	November 1, 2006
1188 -	November 2, 2006
1189 -	November 3, 2006
1190 -	November 6, 2006
1191 -	November 7, 2006
1192 -	November 8, 2006
1193 -	November 10, 2006
1194 -	November 13, 2006
1195 -	November 14, 2006
1196 -	November 15, 2006
1197 -	November 16, 2006
1198 -	November 17, 2006
1199 -	November 20, 2006
1200 -	November 21, 2006
1201 -	November 22, 2006
1202 -	November 24, 2006
1203 -	November 27, 2006
1204 -	November 28, 2006
1205 -	November 29, 2006
1206 -	November 30, 2006
1207 -	December 1, 2006
1208 -	December 4, 2006
1209 -	December 5, 2006
1210 -	December 6, 2006
1211 -	December 7, 2006
1212 -	December 11, 2006
1213 -	December 12, 2006
1214 -	December 13, 2006
1215 -	December 14, 2006
1216 -	December 18, 2006
1217 -	December 20, 2006
1218 -	December 21, 2006
1219 -	December 22, 2006
1220 -	December 26, 2006
1221 -	December 27, 2006
1222 -	December 28, 2006
1223 -	December 29, 2006
1224 -	January 3, 2007
1225 -	January 4, 2007
1226 -	January 5, 2007
1227 -	January 8, 2007
1228 -	January 9, 2007
1229 -	January 10, 2007
1230 -	January 11, 2007
1231 -	January 12, 2007
1232 -	January 16, 2007
1233 -	January 17, 2007
1234 -	January 18, 2007
1235 -	January 19, 2007
1236 -	January 22, 2007
1237 -	January 23, 2007
1238 -	January 24, 2007
1239 -	January 25, 2007
1240 -	January 26, 2007
1241 -	January 29, 2007
1242 -	January 30, 2007
1243 -	January 31, 2007
1244 -	February 1, 2007
1245 -	February 2, 2007
1246 -	February 5, 2007
1247 -	February 6, 2007
1248 -	February 7, 2007
1249 -	February 8, 2007
1250 -	February 9, 2007
1251 -	February 12, 2007
1252 -	February 13, 2007
1253 -	February 14, 2007
1254 -	February 15, 2007
1255 -	February 16, 2007
1256 -	February 20, 2007
1257 -	February 21, 2007
1258 -	February 22, 2007
1259 -	February 23, 2007
1260 -	February 26, 2007
1261 -	February 27, 2007
1262 -	February 28, 2007
1263 -	March 1, 2007
1264 -	March 2, 2007
1265 -	March 5, 2007
1266 -	March 6, 2007
1267 -	March 7, 2007
1268 -	March 8, 2007
1269 -	March 9, 2007
1270 -	March 12, 2007
1271 -	March 13, 2007
1272 -	March 14, 2007
1273 -	March 15, 2007
1274 -	March 16, 2007
1275 -	March 19, 2007
1276 -	March 20, 2007
1277 -	March 21, 2007
1278 -	March 22, 2007
1279 -	March 23, 2007
1280 -	March 26, 2007
1281 -	March 27, 2007
1282 -	March 28, 2007
1283 -	March 29, 2007
1284 -	March 30, 2007
1285 -	April 2, 2007
1286 -	April 3, 2007
1287 -	April 4, 2007
1288 -	April 5, 2007
1289 -	April 9, 2007
1290 -	April 10, 2007
1291 -	April 11, 2007
1292 -	April 12, 2007
1293 -	April 13, 2007
1294 -	April 16, 2007
1295 -	April 17, 2007
1296 -	April 18, 2007
1297 -	April 19, 2007
1298 -	April 20, 2007
1299 -	April 23, 2007
1300 -	April 24, 2007
1301 -	April 25, 2007
1302 -	April 26, 2007
1303 -	April 27, 2007
1304 -	April 30, 2007
1305 -	May 1, 2007
1306 -	May 2, 2007
1307 -	May 3, 2007
1308 -	May 4, 2007
1309 -	May 7, 2007
1310 -	May 8, 2007
1311 -	May 9, 2007
1312 -	May 10, 2007
1313 -	May 11, 2007
1314 -	May 14, 2007
1315 -	May 15, 2007
1316 -	May 16, 2007
1317 -	May 17, 2007
1318 -	May 18, 2007
1319 -	May 21, 2007
1320 -	May 22, 2007
1321 -	May 23, 2007
1322 -	May 24, 2007
1323 -	May 25, 2007
1324 -	May 29, 2007
1325 -	May 30, 2007
1326 -	May 31, 2007
1327 -	June 1, 2007
1328 -	June 4, 2007
1329 -	June 5, 2007
1330 -	June 6, 2007
1331 -	June 7, 2007
1332 -	June 8, 2007
1333 -	June 11, 2007
1334 -	June 12, 2007
1335 -	June 13, 2007
1336 -	June 14, 2007
1337 -	June 15, 2007
1338 -	June 18, 2007
1339 -	June 19, 2007
1340 -	June 20, 2007
1341 -	June 21, 2007
1342 -	June 22, 2007
1343 -	June 25, 2007
1344 -	June 26, 2007
1345 -	June 27, 2007
1346 -	June 28, 2007
1347 -	June 29, 2007
1348 -	July 2, 2007
1349 -	July 3, 2007
1350 -	July 5, 2007
1351 -	July 6, 2007
1352 -	July 9, 2007
1353 -	July 10, 2007
1354 -	July 11, 2007
1355 -	July 12, 2007
1356 -	July 13, 2007
1357 -	July 16, 2007
1358 -	July 17, 2007
1359 -	July 18, 2007
1360 -	July 19, 2007
1361 -	July 20, 2007
1362 -	July 23, 2007
1363 -	July 24, 2007
1364 -	July 25, 2007
1365 -	July 26, 2007
1366 -	July 27, 2007
1367 -	July 30, 2007
1368 -	July 31, 2007
1369 -	August 1, 2007
1370 -	August 2, 2007
1371 -	August 3, 2007
1372 -	August 6, 2007
1373 -	August 7, 2007
1374 -	August 8, 2007
1375 -	August 9, 2007
1376 -	August 10, 2007
1377 -	August 13, 2007
1378 -	August 14, 2007
1379 -	August 15, 2007
1380 -	August 16, 2007
1381 -	August 17, 2007
1382 -	August 20, 2007
1383 -	August 21, 2007
1384 -	August 23, 2007
1385 -	August 24, 2007
1386 -	August 27, 2007
1387 -	August 28, 2007
1388 -	August 29, 2007
1389 -	August 30, 2007
1390 -	August 31, 2007
1391 -	September 4, 2007
1392 -	September 5, 2007
1393 -	September 6, 2007
1394 -	September 7, 2007
1395 -	September 10, 2007
1396 -	September 11, 2007
1397 -	September 12, 2007
1398 -	September 13, 2007
1399 -	September 14, 2007
1400 -	September 17, 2007
1401 -	September 18, 2007
1402 -	September 19, 2007
1403 -	September 20, 2007
1404 -	September 21, 2007
1405 -	September 24, 2007
1406 -	September 25, 2007
1407 -	September 26, 2007
1408 -	September 28, 2007
1409 -	October 1, 2007
1410 -	October 2, 2007
1411 -	October 3, 2007
1412 -	October 4, 2007
1413 -	October 5, 2007
1414 -	October 8, 2007
1415 -	October 9, 2007
1416 -	October 10, 2007
1417 -	October 11, 2007
1418 -	October 12, 2007
1419 -	October 15, 2007
1420 -	October 16, 2007
1421 -	October 17, 2007
1422 -	October 18, 2007
1423 -	October 19, 2007
1424 -	October 22, 2007
1425 -	October 23, 2007
1426 -	October 24, 2007
1427 -	October 25, 2007
1428 -	October 26, 2007
1429 -	October 29, 2007
1430 -	October 30, 2007
1431 -	October 31, 2007
1432 -	November 1, 2007
1433 -	November 2, 2007
1434 -	November 5, 2007
1435 -	November 6, 2007
1436 -	November 8, 2007
1437 -	November 9, 2007
1438 -	November 12, 2007
1439 -	November 13, 2007
1440 -	November 14, 2007
1441 -	November 15, 2007
1442 -	November 16, 2007
1443 -	November 19, 2007
1444 -	November 20, 2007
1445 -	November 21, 2007
1446 -	November 23, 2007
1447 -	November 26, 2007
1448 -	November 27, 2007
1449 -	November 28, 2007
1450 -	November 30, 2007
1451 -	December 3, 2007
1452 -	December 4, 2007
1453 -	December 5, 2007
1454 -	December 6, 2007
1455 -	December 7, 2007
1456 -	December 10, 2007
1457 -	December 11, 2007
1458 -	December 12, 2007
1459 -	December 13, 2007
1460 -	December 14, 2007
1461 -	December 17, 2007
1462 -	December 18, 2007
1463 -	December 19, 2007
1464 -	December 20, 2007
1465 -	December 21, 2007
1466 -	December 24, 2007
1467 -	December 26, 2007
1468 -	December 27, 2007
1469 -	December 28, 2007
1470 -	December 31, 2007
1710 -	January 02, 2008
1711 -	January 03, 2008
1712 -	January 04, 2008
1713 -	January 07, 2008
1714 -	January 08, 2008
1715 -	January 09, 2008
1716 -	January 10, 2008
1717 -	January 11, 2008
1718 -	January 14, 2008
1719 -	January 15, 2008
1720 -	January 16, 2008
1721 -	January 17, 2008
1722 -	January 18, 2008
1723 -	January 22, 2008
1724 -	January 23, 2008
1725 -	January 24, 2008
1726 -	January 25, 2008
1727 -	January 28, 2008
1728 -	January 29, 2008
1729 -	January 30, 2008
1730 -	January 31, 2008
1731 -	February 01, 2008
1732 -	February 04, 2008
1733 -	February 05, 2008
1734 -	February 06, 2008
1735 -	February 07, 2008
1736 -	February 08, 2008
1737 -	February 11, 2008
1738 -	February 12, 2008
1739 -	February 13, 2008
1740 -	February 14, 2008
1741 -	February 15, 2008
1742 -	February 19, 2008
1743 -	February 20, 2008
1744 -	February 21, 2008
1745 -	February 22, 2008
1746 -	February 25, 2008
1747 -	February 26, 2008
1748 -	February 27, 2008
1749 -	February 28, 2008
1750 -	February 29, 2008
1751 -	March 03, 2008
1752 -	March 04, 2008
1753 -	March 05, 2008
1754 -	March 06, 2008
1755 -	March 07, 2008
1756 -	March 10, 2008
1757 -	March 11, 2008
1758 -	March 12, 2008
1759 -	March 13, 2008
1760 -	March 14, 2008
1761 -	March 17, 2008
1762 -	March 18, 2008
1763 -	March 19, 2008
1764 -	March 20, 2008
1765 -	March 24, 2008
1766 -	March 25, 2008
1767 -	March 26, 2008
1768 -	March 27, 2008
1769 -	March 28, 2008
1770 -	March 31, 2008
1771 -	April 01, 2008
1772 -	April 02, 2008
1773 -	April 03, 2008
1774 -	April 04, 2008
1775 -	April 07, 2008
1776 -	April 08, 2008
1777 -	April 09, 2008
1778 -	April 10, 2008
1779 -	April 11, 2008
1780 -	April 14, 2008
1781 -	April 15, 2008
1782 -	April 16, 2008
1783 -	April 17, 2008
1784 -	April 18, 2008
1785 -	April 21, 2008
1786 -	April 22, 2008
1787 -	April 23, 2008
1788 -	April 24, 2008
1789 -	April 25, 2008
1790 -	April 28, 2008
1791 -	April 29, 2008
1792 -	April 30, 2008
1793 -	May 01, 2008
1794 -	May 02, 2008
1795 -	May 05, 2008
1796 -	May 06, 2008
1797 -	May 07, 2008
1798 -	May 08, 2008
1799 -	May 09, 2008
1800 -	May 12, 2008
1801 -	May 13, 2008
1802 -	May 14, 2008
1803 -	May 15, 2008
1804 -	May 16, 2008
1805 -	May 19, 2008
1806 -	May 20, 2008
1807 -	May 21, 2008
1808 -	May 22, 2008
1809 -	May 23, 2008
1810 -	May 27, 2008
1811 -	May 28, 2008
1812 -	May 29, 2008
1813 -	May 30, 2008
1814 -	June 02, 2008
1815 -	June 03, 2008
1816 -	June 04, 2008
1817 -	June 05, 2008
1818 -	June 06, 2008
1819 -	June 09, 2008
1820 -	June 10, 2008
1821 -	June 11, 2008
1822 -	June 12, 2008
1823 -	June 13, 2008
1824 -	June 17, 2008
1825 -	June 18, 2008
1826 -	June 19, 2008
1827 -	June 20, 2008
1828 -	June 23, 2008
1829 -	June 24, 2008
1830 -	June 25, 2008
1831 -	June 26, 2008
1832 -	June 27, 2008
1833 -	June 30, 2008
1834 -	July 01, 2008
1835 -	July 02, 2008
1836 -	July 03, 2008
1837 -	July 07, 2008
1838 -	July 08, 2008
1839 -	July 09, 2008
1840 -	July 10, 2008
1841 -	July 11, 2008
1842 -	July 14, 2008
1843 -	July 15, 2008
1844 -	July 16, 2008
1845 -	July 17, 2008
1846 -	July 18, 2008
1847 -	July 21, 2008
1848 -	July 22, 2008
1849 -	July 23, 2008
1850 -	July 24, 2008
1851 -	July 25, 2008
1852 -	July 28, 2008
1853 -	July 29, 2008
1854 -	July 30, 2008
1855 -	July 31, 2008
1856 -	August 01, 2008
1857 -	August 04, 2008
1858 -	August 05, 2008
1859 -	August 06, 2008
1860 -	August 07, 2008
1861 -	August 11, 2008
1862 -	August 12, 2008
1863 -	August 13, 2008
1864 -	August 14, 2008
1865 -	August 15, 2008
1866 -	August 18, 2008
1867 -	August 19, 2008
1868 -	August 20, 2008
1869 -	August 21, 2008
1870 -	August 22, 2008
1871 -	August 25, 2008
1872 -	August 26, 2008
1873 -	August 28, 2008
1874 -	August 29, 2008
1875 -	September 03, 2008
1876 -	September 04, 2008
1877 -	September 05, 2008
1878 -	September 08, 2008
1879 -	September 10, 2008
1880 -	September 11, 2008
1881 -	September 12, 2008
1882 -	September 15, 2008
1883 -	September 16, 2008
1884 -	September 17, 2008
1885 -	September 18, 2008
1886 -	September 19, 2008
1887 -	September 22, 2008
1888 -	September 23, 2008
1889 -	September 24, 2008
1890 -	September 25, 2008
1891 -	September 26, 2008
1892 -	September 29, 2008
1893 -	September 30, 2008
1894 -	October 01, 2008
1895 -	October 02, 2008
1896 -	October 03, 2008
1897 -	October 06, 2008
1898 -	October 07, 2008
1899 -	October 08, 2008
1900 -	October 09, 2008
1901 -	October 10, 2008
1902 -	October 13, 2008
1903 -	October 14, 2008
1904 -	October 15, 2008
1905 -	October 16, 2008
1906 -	October 17, 2008
1907 -	October 20, 2008
1908 -	October 21, 2008
1909 -	October 22, 2008
1910 -	October 23, 2008
1911 -	October 24, 2008
1912 -	October 27, 2008
1913 -	October 28, 2008
1914 -	October 29, 2008
1915 -	October 30, 2008
1916 -	October 31, 2008
1917 -	November 03, 2008
1918 -	November 04, 2008
1919 -	November 05, 2008
1920 -	November 06, 2008
1921 -	November 07, 2008
1922 -	November 10, 2008
1923 -	November 11, 2008
1924 -	November 12, 2008
1925 -	November 13, 2008
1926 -	November 14, 2008
1927 -	November 17, 2008
1928 -	November 18, 2008
1929 -	November 19, 2008
1930 -	November 20, 2008
1931 -	November 21, 2008
1932 -	November 24, 2008
1933 -	November 25, 2008
1934 -	November 26, 2008
1935 -	December 01, 2008
1936 -	December 02, 2008
1937 -	December 04, 2008
1938 -	December 05, 2008
1939 -	December 08, 2008
1940 -	December 09, 2008
1941 -	December 10, 2008
1942 -	December 11, 2008
1943 -	December 12, 2008
1944 -	December 15, 2008
1945 -	December 16, 2008
1946 -	December 17, 2008
1947 -	December 19, 2008
1948 -	December 22, 2008
1949 -	December 23, 2008
1950 -	December 24, 2008
1951 -	December 26, 2008
1952 -	December 29, 2008
1953 -	December 31, 2008
1954 -	January 2, 2009
1955 -	January 5, 2009
1956 -	January 6, 2009
1957 -	January 7, 2009
1958 -	January 9, 2009
1959 -	January 12, 2009
1960 -	January 13, 2009
1961 -	January 14, 2009
1962 -	January 15, 2009
1963 -	January 16, 2009
1964 -	January 20, 2009
1965 -	January 21, 2009
1966 -	January 22, 2009
1967 -	January 27, 2009
1968 -	January 28, 2009
1969 -	January 29, 2009
1970 -	February 2, 2009
1971 -	February 3, 2009
1972 -	February 4, 2009
1973 -	February 5, 2009
1974 -	February 6, 2009
1975 -	February 9, 2009
1976 -	February 10, 2009
1977 -	February 11, 2009
1978 -	February 12, 2009
1979 -	February 13, 2009
1980 -	February 17, 2009
1981 -	February 18, 2009
1982 -	February 19, 2009
1983 -	February 20, 2009
1984 -	February 23, 2009
1985 -	February 24, 2009
1986 -	February 25, 2009
1987 -	March 2, 2009
1988 -	March 4, 2009
1989 -	March 5, 2009
1990 -	March 6, 2009
1991 -	March 9, 2009
1992 -	March 10, 2009
1993 -	March 11, 2009
1994 -	March 12, 2009
1995 -	March 13, 2009
1996 -	March 16, 2009
1997 -	March 17, 2009
1998 -	March 18, 2009
1999 -	March 19, 2009
2000 -	March 20, 2009
2001 -	March 24, 2009
2002 -	March 25, 2009
2003 -	March 26, 2009
2004 -	March 27, 2009
2005 -	March 30, 2009
2006 -	March 31, 2009
2007 -	April 1, 2009
2008 -	April 2, 2009
2009 -	April 3, 2009
2010 -	April 6, 2009
2011 -	April 7, 2009
2012 -	April 8, 2009
2013 -	April 9, 2009
2014 -	April 13, 2009
2015 -	April 14, 2009
2016 -	April 15, 2009
2017 -	April 16, 2009
2018 -	April 17, 2009
2019 -	April 20, 2009
2020 -	April 21, 2009
2021 -	April 22, 2009
2022 -	April 23, 2009
2023 -	April 24, 2009
2024 -	April 27, 2009
2025 -	April 28, 2009
2026 -	April 30, 2009
2027 -	May 1, 2009
2028 -	May 4, 2009
2029 -	May 5, 2009
2030 -	May 6, 2009
2031 -	May 7, 2009
2032 -	May 8, 2009
2033 -	May 11, 2009
2034 -	May 12, 2009
2035 -	May 13, 2009
2036 -	May 14, 2009
2037 -	May 15, 2009
2038 -	May 18, 2009
2039 -	May 19, 2009
2040 -	May 20, 2009
2041 -	May 21, 2009
2042 -	May 22, 2009
2043 -	May 27, 2009
2044 -	May 28, 2009
2045 -	May 29, 2009
2046 -	June 1, 2009
2047 -	June 2, 2009
2048 -	June 3, 2009
2049 -	June 4, 2009
2050 -	June 5, 2009
2051 -	June 8, 2009
2052 -	June 9, 2009
2053 -	June 10, 2009
2054 -	June 11, 2009
2055 -	June 12, 2009
2056 -	June 15, 2009
2057 -	June 16, 2009
2058 -	June 17, 2009
2059 -	June 18, 2009
2068 -	July 1, 2009
2069 -	July 2, 2009
2070 -	July 6, 2009
2071 -	July 7, 2009
2072 -	July 8, 2009
2073 -	July 9, 2009
2074 -	July 10, 2009
2075 -	July 13, 2009
2076 -	July 14, 2009
2077 -	July 15, 2009
2078 -	July 16, 2009
2079 -	July 17, 2009
2080 -	July 20, 2009
2081 -	July 21, 2009
2082 -	July 22, 2009
2083 -	July 23, 2009
2084 -	July 24, 2009
2085 -	July 27, 2009
2086 -	July 28, 2009
2087 -	July 29, 2009
2088 -	July 30, 2009
2089 -	July 31, 2009
2090 -	August 3, 2009
2091 -	August 4, 2009
2092 -	August 5, 2009
2093 -	August 6, 2009
2094 -	August 7, 2009
2095 -	August 10, 2009
2096 -	August 11, 2009
2097 -	August 12, 2009
2098 -	August 13, 2009
2099 -	August 14, 2009
2100 -	August 17, 2009
2101 -	August 18, 2009
2102 -	August 19, 2009
2103 -	August 20, 2009
2104 -	August 21, 2009
2105 -	August 24, 2009
2106 -	August 25, 2009
2107 -	August 26, 2009
2108 -	August 27, 2009
2109 -	August 28, 2009
2110 -	August 31, 2009
2111 -	September 1, 2009
2112 -	September 2, 2009
2113 -	September 3, 2009
2114 -	September 4, 2009
2115 -	September 8, 2009
2116 -	September 9, 2009
2117 -	September 10, 2009
2118 -	September 11, 2009
2119 -	September 14, 2009
2120 -	September 15, 2009
2121 -	September 16, 2009
2122 -	September 17, 2009
2123 -	September 18, 2009
2124 -	September 21, 2009
2125 -	September 22, 2009
2126 -	September 23, 2009
2127 -	September 24, 2009
2128 -	September 25, 2009
2129 -	September 28, 2009
2130 -	September 29, 2009
2131 -	September 30, 2009
2132 -	October 1, 2009
2133 -	October 2, 2009
2134 -	October 5, 2009
2135 -	October 6, 2009
2136 -	October 7, 2009
2137 -	October 8, 2009
2138 -	October 9, 2009
2139 -	October 12, 2009
2140 -	October 13, 2009
2141 -	October 14, 2009
2142 -	October 15, 2009
2143 -	October 16, 2009
2144 -	October 19, 2009
2145 -	October 20, 2009
2146 -	October 21, 2009
2147 -	October 22, 2009
2148 -	October 23, 2009
2149 -	October 26, 2009
2150 -	October 27, 2009
2151 -	October 28, 2009
2152 -	October 29, 2009
2153 -	October 30, 2009
2154 -	November 2, 2009
2155 -	November 3, 2009
2156 -	November 4, 2009
2157 -	November 5, 2009
2158 -	November 6, 2009
2159 -	November 9, 2009
2160 -	November 10, 2009
2161 -	November 11, 2009
2162 -	November 12, 2009
2163 -	November 13, 2009
2164 -	November 16, 2009
2165 -	November 17, 2009
2166 -	November 18, 2009
2167 -	November 19, 2009
2168 -	November 20, 2009
2169 -	November 23, 2009
2170 -	November 24, 2009
2171 -	November 25, 2009
2172 -	November 27, 2009
2173 -	November 30, 2009
2174 -	December 1, 2009
2175 -	December 2, 2009
2176 -	December 3, 2009
2177 -	December 7, 2009
2178 -	December 8, 2009
2179 -	December 9, 2009
2180 -	December 10, 2009
2181 -	December 11, 2009
2182 -	December 14, 2009
2183 -	December 15, 2009
2184 -	December 16, 2009
2185 -	December 17, 2009
2186 -	December 18, 2009
2187 -	December 21, 2009
2188 -	December 22, 2009
2189 -	December 23, 2009
2190 -	December 24, 2009
2191 -	December 28, 2009
2192 -	December 29, 2009
2193 -	December 30, 2009
2194 -	December 31, 2009

JNLNY Separate Account I

[Missing Graphic Reference]

Financial Statements December 31, 2009

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Assets
Investments, at value (a)	$ 4,545,231	$ 4,542,911	$ 10,571,761	$ 4,142,680	$ 9,829,120	$ 16,217,972	$ 9,403,843	$ 6,353,129	$ 13,985,182	$ 8,854,657
Receivables:
Investment securities sold	327	239	509	218	4,109	11,434	38,854	52,644	1,335	1,097
Sub-account units sold	7,117	-	16,900	-	8,246	50,782	31,493	46,175	28,016	32,726
Total assets	4,552,675	4,543,150	10,589,170	4,142,898	9,841,475	16,280,188	9,474,190	6,451,948	14,014,533	8,888,480

Liabilities
Payables:
Investment securities purchased	7,117	-	16,900	-	8,246	50,782	31,493	46,175	28,016	32,726
Sub-account units redeemed	130	46	61	30	3,666	10,682	38,422	52,346	698	688
Insurance fees due to Jackson
of New York	197	193	448	188	443	752	432	298	637	409
Total liabilities	7,444	239	17,409	218	12,355	62,216	70,347	98,819	29,351	33,823
Net assets (Note 7)	$ 4,545,231	$ 4,542,911	$ 10,571,761	$ 4,142,680	$ 9,829,120	$ 16,217,972	$ 9,403,843	$ 6,353,129	$ 13,985,182	$ 8,854,657

(a) Investment shares	357,049	343,120	779,054	296,541	1,305,328	1,749,512	874,776	628,400	1,585,622	423,263
Investments at cost	$ 4,358,790	$ 4,319,567	$ 10,328,507	$ 3,908,353	$ 11,233,234	$ 18,397,982	$ 9,616,179	$ 6,175,876	$ 15,073,815	$ 9,091,519

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Assets
Investments, at value (a)	$ 5,539,414	$ 14,961,892	$ 28,330,862	$ 3,506,005	$ 4,314,539	$ 10,264,484	$ 41,621,279	$ 5,832,316	$ 34,692,625	$ 10,151,762
Receivables:
Investment securities sold	13,118	28,524	33,291	270	495	3,060	13,686	1,231	3,688	10,131
Sub-account units sold	20,936	57,182	34,151	-	195,468	21,846	36,646	4,999	17,265	3,900
Total assets	5,573,468	15,047,598	28,398,304	3,506,275	4,510,502	10,289,390	41,671,611	5,838,546	34,713,578	10,165,793

Liabilities
Payables:
Investment securities purchased	20,936	57,182	34,151	-	195,468	21,846	36,646	4,999	17,265	3,900
Sub-account units redeemed	12,863	27,828	31,942	113	310	2,586	11,788	974	2,114	9,673
Insurance fees due to Jackson
of New York	255	696	1,349	157	185	474	1,898	257	1,574	458
Total liabilities	34,054	85,706	67,442	270	195,963	24,906	50,332	6,230	20,953	14,031
Net assets (Note 7)	$ 5,539,414	$ 14,961,892	$ 28,330,862	$ 3,506,005	$ 4,314,539	$ 10,264,484	$ 41,621,279	$ 5,832,316	$ 34,692,625	$ 10,151,762

(a) Investment shares	808,674	793,734	3,010,719	462,534	656,703	635,572	5,063,416	763,392	3,734,405	1,334,003
Investments at cost	$ 5,097,231	$ 14,680,091	$ 28,191,713	$ 3,495,651	$ 4,998,470	$ 10,051,007	$ 44,098,011	$ 6,279,810	$ 35,736,428	$ 10,474,181

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Assets
Investments, at value (a)	$ 5,783,153	$ 18,060,871	$ 3,676,361	$ 5,693,553	$ 4,686,752	$ 19,101,165	$ 15,040,777	$ 17,065,478	$ 30,650,538	$ 10,300,522
Receivables:
Investment securities sold	2,544	13,492	11,268	2,074	402	4,814	85,273	1,341	29,417	36,159
Sub-account units sold	11,674	26,532	22,509	9,837	105,244	23,501	54,789	41,978	36,079	41,451
Total assets	5,797,371	18,100,895	3,710,138	5,705,464	4,792,398	19,129,480	15,180,839	17,108,797	30,716,034	10,378,132

Liabilities
Payables:
Investment securities purchased	11,674	26,532	22,509	9,837	105,244	23,501	54,789	41,978	36,079	41,451
Sub-account units redeemed	2,282	12,650	11,102	1,814	194	3,933	84,566	562	28,032	35,652
Insurance fees due to Jackson
of New York	262	842	166	260	208	881	707	779	1,385	507
Total liabilities	14,218	40,024	33,777	11,911	105,646	28,315	140,062	43,319	65,496	77,610
Net assets (Note 7)	$ 5,783,153	$ 18,060,871	$ 3,676,361	$ 5,693,553	$ 4,686,752	$ 19,101,165	$ 15,040,777	$ 17,065,478	$ 30,650,538	$ 10,300,522

(a) Investment shares	663,206	1,546,307	309,198	665,135	450,216	2,664,040	943,587	1,377,359	3,077,363	1,088,850
Investments at cost	$ 5,800,997	$ 17,959,324	$ 3,523,809	$ 6,187,945	$ 4,673,218	$ 25,175,204	$ 13,278,879	$ 16,807,710	$ 29,372,939	$ 12,387,570

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio
Assets
Investments, at value (a)	$ -	$ 615,701	$ 465,360	$ 21,284,421	$ 9,395,496	$ 18,997,543	$ 1,567,886	$ 1,673,293	$ 13,359,634	$ -
Receivables:
Investment securities sold	-	150	31	1,645	4,861	5,155	324	2,591	3,895	-
Sub-account units sold	-	-	35	-	-	41,184	1,332	-	3,850	-
Total assets	-	615,851	465,426	21,286,066	9,400,357	19,043,882	1,569,542	1,675,884	13,367,379	-

Liabilities
Payables:
Investment securities purchased	-	-	35	-	-	41,184	1,332	-	3,850	-
Sub-account units redeemed	-	123	10	725	4,396	4,263	249	2,514	3,264	-
Insurance fees due to Jackson
of New York	-	27	21	920	465	892	75	77	631	-
Total liabilities	-	150	66	1,645	4,861	46,339	1,656	2,591	7,745	-
Net assets (Note 7)	$ -	$ 615,701	$ 465,360	$ 21,284,421	$ 9,395,496	$ 18,997,543	$ 1,567,886	$ 1,673,293	$ 13,359,634	$ -

(a) Investment shares	-	50,139	40,785	2,960,281	903,413	1,667,914	542,521	206,071	2,190,104	-
Investments at cost	$ -	$ 558,019	$ 407,405	$ 23,322,306	$ 9,829,146	$ 18,566,665	$ 1,946,995	$ 1,751,419	$ 17,335,862	$ -

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio	Sector Portfolio	Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio
Assets
Investments, at value (a)	$ 930,000	$ 6,988,181	$ 113,703	$ 8,821,945	$ 23,007,069	$ 32,115,043	$ 249,704,640	$ 26,985,564	$ 4,233,250	$ 5,156,907
Receivables:
Investment securities sold	52	1,796	48	11,993	1,366	29,730	207,052	23,490	2,431	994
Sub-account units sold	5,086	1,567	-	17,479	7,996	16,022	41,428	45,771	465	-
Total assets	935,138	6,991,544	113,751	8,851,417	23,016,431	32,160,795	249,953,120	27,054,825	4,236,146	5,157,901

Liabilities
Payables:
Investment securities purchased	5,086	1,567	-	17,479	7,996	16,022	41,428	45,771	465	-
Sub-account units redeemed	9	1,469	43	11,577	305	28,215	195,387	22,263	2,228	749
Insurance fees due to Jackson
of New York	43	327	5	416	1,061	1,515	11,665	1,227	203	245
Total liabilities	5,138	3,363	48	29,472	9,362	45,752	248,480	69,261	2,896	994
Net assets (Note 7)	$ 930,000	$ 6,988,181	$ 113,703	$ 8,821,945	$ 23,007,069	$ 32,115,043	$ 249,704,640	$ 26,985,564	$ 4,233,250	$ 5,156,907

(a) Investment shares	82,301	1,090,200	11,508	799,089	2,742,201	2,698,743	32,942,565	3,385,893	430,646	701,620
Investments at cost	$ 913,408	$ 7,128,239	$ 114,785	$ 8,808,410	$ 20,192,097	$ 37,147,157	$ 354,349,036	$ 30,043,704	$ 4,418,287	$ 5,549,156

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio
Assets
Investments, at value (a)	$ 20,182,550	$ 850,315	$ 977,103	$ 24,245,554	$ 45,163,786	$ 9,384,168	$ 6,319,265	$ 25,411,896	$ 20,519,678	$ 29,691,813
Receivables:
Investment securities sold	3,273	82	124	30,179	54,627	1,934	1,888	60,704	3,180	28,423
Sub-account units sold	15,449	-	-	-	24,318	-	-	31,619	29,451	33,647
Total assets	20,201,272	850,397	977,227	24,275,733	45,242,731	9,386,102	6,321,153	25,504,219	20,552,309	29,753,883

Liabilities
Payables:
Investment securities purchased	15,449	-	-	-	24,318	-	-	31,619	29,451	33,647
Sub-account units redeemed	2,329	45	77	29,032	52,510	1,487	1,593	59,474	2,199	27,035
Insurance fees due to Jackson
of New York	944	37	47	1,147	2,117	447	295	1,230	981	1,388
Total liabilities	18,722	82	124	30,179	78,945	1,934	1,888	92,323	32,631	62,070
Net assets (Note 7)	$ 20,182,550	$ 850,315	$ 977,103	$ 24,245,554	$ 45,163,786	$ 9,384,168	$ 6,319,265	$ 25,411,896	$ 20,519,678	$ 29,691,813

(a) Investment shares	890,276	75,516	111,925	2,170,596	4,814,903	999,379	653,492	2,531,065	3,181,345	2,751,790
Investments at cost	$ 23,897,192	$ 830,209	$ 1,001,020	$ 26,560,473	$ 45,623,935	$ 7,999,590	$ 9,513,784	$ 27,133,844	$ 16,632,969	$ 40,062,400

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio	Bond Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$ 11,753,992	$ 15,773,463	$ 5,940,990	$ 16,154,670	$ 27,003,362	$ 95,963,993	$ -	$ 28,837,591	$ 770,496	$ 779,897
Receivables:
Investment securities sold	149,306	57,062	15,330	36,339	2,979	221,739	-	102,122	54	112
Sub-account units sold	235	68,946	8,998	27,981	53,511	242,675	-	39,377	-	6
Total assets	11,903,533	15,899,471	5,965,318	16,218,990	27,059,852	96,428,407	-	28,979,090	770,550	780,015

Liabilities
Payables:
Investment securities purchased	235	68,946	8,998	27,981	53,511	242,675	-	39,377	-	6
Sub-account units redeemed	148,751	56,331	15,056	35,613	1,736	217,122	-	100,788	21	77
Insurance fees due to Jackson
of New York	555	731	274	726	1,243	4,617	-	1,334	33	35
Total liabilities	149,541	126,008	24,328	64,320	56,490	464,414	-	141,499	54	118
Net assets (Note 7)	$ 11,753,992	$ 15,773,463	$ 5,940,990	$ 16,154,670	$ 27,003,362	$ 95,963,993	$ -	$ 28,837,591	$ 770,496	$ 779,897

(a) Investment shares	1,901,940	1,725,762	729,851	2,095,288	2,333,912	7,872,354	-	4,689,039	93,393	93,178
Investments at cost	$ 17,063,083	$ 17,782,323	$ 5,449,131	$ 14,468,770	$ 26,359,077	$ 95,804,609	$ -	$ 28,604,368	$ 670,114	$ 729,502

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio	Portfolio
Assets
Investments, at value (a)	$ 3,170,091	$ 1,653,595	$ 35,257,403	$ 11,376,726	$ 5,843,420	$ 9,460,250	$ 11,756,675	$ 3,914,206	$ -	$ 1,823,592
Receivables:
Investment securities sold	330	129	13,746	889	631	189,727	1,410	1,811	-	138
Sub-account units sold	-	6,793	48,725	26,402	13,497	-	34	-	-	-
Total assets	3,170,421	1,660,517	35,319,874	11,404,017	5,857,548	9,649,977	11,758,119	3,916,017	-	1,823,730

Liabilities
Payables:
Investment securities purchased	-	6,793	48,725	26,402	13,497	-	34	-	-	-
Sub-account units redeemed	195	57	12,196	326	373	189,284	892	1,636	-	54
Insurance fees due to Jackson
of New York	135	72	1,550	563	258	443	518	175	-	84
Total liabilities	330	6,922	62,471	27,291	14,128	189,727	1,444	1,811	-	138
Net assets (Note 7)	$ 3,170,091	$ 1,653,595	$ 35,257,403	$ 11,376,726	$ 5,843,420	$ 9,460,250	$ 11,756,675	$ 3,914,206	$ -	$ 1,823,592

(a) Investment shares	303,068	205,927	3,691,875	1,143,390	764,845	1,058,194	1,451,441	450,426	-	187,035
Investments at cost	$ 3,659,928	$ 1,395,226	$ 29,173,736	$ 9,430,954	$ 5,481,710	$ 9,218,866	$ 11,325,681	$ 3,356,676	$ -	$ 1,544,756

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$ 53,253,720	$ 47,357,606	$ 122,493,374	$ 87,074,749	$ 129,482,312	$ -	$ -	$ -	$ -	$ -
Receivables:
Investment securities sold	7,876	8,186	17,913	92,926	14,466	-	-	-	-	-
Sub-account units sold	121,182	2,022	28,651	125,171	571,419	-	-	-	-	-
Total assets	53,382,778	47,367,814	122,539,938	87,292,846	130,068,197	-	-	-	-	-

Liabilities
Payables:
Investment securities purchased	121,182	2,022	28,651	125,171	571,419	-	-	-	-	-
Sub-account units redeemed	5,165	6,044	12,205	88,873	8,449	-	-	-	-	-
Insurance fees due to Jackson
of New York	2,711	2,142	5,708	4,053	6,017	-	-	-	-	-
Total liabilities	129,058	10,208	46,564	218,097	585,885	-	-	-	-	-
Net assets (Note 7)	$ 53,253,720	$ 47,357,606	$ 122,493,374	$ 87,074,749	$ 129,482,312	$ -	$ -	$ -	$ -	$ -

(a) Investment shares	5,091,178	4,580,039	12,615,178	8,364,529	12,284,849	-	-	-	-	-
Investments at cost	$ 57,772,362	$ 48,147,738	$ 132,419,631	$ 88,640,383	$ 135,002,271	$ -	$ -	$ -	$ -	$ -

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ -	$ 754,334	$ 30,956,097	$ 24,499,693	$ 13,294,004	$ 38,908,760	$ 43,236,910	$ 7,690,974	$ 24,491,497
Receivables:
Investment securities sold	-	65	39,831	164,387	37,875	32,286	53,481	1,757	31,414
Sub-account units sold	-	413	58,624	49,824	39,460	21,625	56,608	244	19,386
Total assets	-	754,812	31,054,552	24,713,904	13,371,339	38,962,671	43,346,999	7,692,975	24,542,297

Liabilities
Payables:
Investment securities purchased	-	413	58,624	49,824	39,460	21,625	56,608	244	19,386
Sub-account units redeemed	-	32	38,463	163,231	37,260	30,560	51,542	1,396	30,315
Insurance fees due to Jackson
of New York	-	33	1,368	1,156	615	1,726	1,939	361	1,099
Total liabilities	-	478	98,455	214,211	77,335	53,911	110,089	2,001	50,800
Net assets (Note 7)	$ -	$ 754,334	$ 30,956,097	$ 24,499,693	$ 13,294,004	$ 38,908,760	$ 43,236,910	$ 7,690,974	$ 24,491,497

(a) Investment shares	-	82,894	2,062,365	24,499,693	862,687	2,140,196	1,817,441	792,067	2,594,438
Investments at cost	$ -	$ 670,744	$ 30,616,765	$ 24,499,693	$ 13,306,346	$ 38,657,809	$ 43,887,940	$ 7,959,808	$ 28,981,002

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Investment income
Dividends	$ -	$ -	$ -	$ -	$ 176,222	$ 253,593	$ 21,561	$ -	$ 273,827	$ 110,310

Expenses
Insurance charges (Note 3)	17,316	16,349	29,626	17,760	99,193	194,745	118,874	65,766	186,136	101,366
Total expenses	17,316	16,349	29,626	17,760	99,193	194,745	118,874	65,766	186,136	101,366
Net investment gain (loss)	(17,316)	(16,349)	(29,626)	(17,760)	77,029	58,848	(97,313)	(65,766)	87,691	8,944

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	42,928	2,402	4,977	9,132	(1,295,489)	(1,264,745)	(465,140)	(434,598)	(599,320)	(491,214)
Net change in unrealized appreciation
(depreciation) on investments	186,441	223,344	243,254	234,327	2,911,311	4,734,969	2,114,271	1,637,649	2,731,304	2,316,232
Net realized and unrealized gain (loss)	229,369	225,746	248,231	243,459	1,615,822	3,470,224	1,649,131	1,203,051	2,131,984	1,825,018

Net increase (decrease) in net assets
from operations	$ 212,053	$ 209,397	$ 218,605	$ 225,699	$ 1,692,851	$ 3,529,072	$ 1,551,818	$ 1,137,285	$ 2,219,675	$ 1,833,962

(a) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Investment income
Dividends	$ 57,504	$ 17,966	$ 188,782	$ 21,907	$ 38,315	$ -	$ 22,140	$ 90,654	$ 1,831,391	$ 297,048

Expenses
Insurance charges (Note 3)	40,951	173,055	397,042	37,247	48,780	114,001	534,080	64,901	437,683	109,355
Total expenses	40,951	173,055	397,042	37,247	48,780	114,001	534,080	64,901	437,683	109,355
Net investment gain (loss)	16,553	(155,089)	(208,260)	(15,340)	(10,465)	(114,001)	(511,940)	25,753	1,393,708	187,693

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	(7,915)	(440,312)	(4,691,070)	(158,780)	(467,644)	(412,834)	(2,574,084)	(285,032)	(2,095,784)	(1,425,673)
Net change in unrealized appreciation
(depreciation) on investments	856,937	3,650,166	13,256,894	746,781	1,294,041	2,853,170	11,277,050	1,332,411	7,637,227	2,722,839
Net realized and unrealized gain (loss)	849,022	3,209,854	8,565,824	588,001	826,397	2,440,336	8,702,966	1,047,379	5,541,443	1,297,166

Net increase (decrease) in net assets
from operations	$ 865,575	$ 3,054,765	$ 8,357,564	$ 572,661	$ 815,932	$ 2,326,335	$ 8,191,026	$ 1,073,132	$ 6,935,151	$ 1,484,859

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Investment income
Dividends	$ 35,329	$ 707,475	$ 2,446	$ 48,459	$ -	$ 674,100	$ -	$ 422,852	$ 403,928	$ 67,842

Expenses
Insurance charges (Note 3)	59,711	249,407	18,205	62,239	9,438	262,496	177,471	270,850	273,757	147,294
Total expenses	59,711	249,407	18,205	62,239	9,438	262,496	177,471	270,850	273,757	147,294
Net investment gain (loss)	(24,382)	458,068	(15,759)	(13,780)	(9,438)	411,604	(177,471)	152,002	130,171	(79,452)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	65,622	-	-	-	-	-	-	-	-
Investments	(232,866)	(169,953)	17,866	(377,391)	252	(3,552,615)	(337,672)	327,120	(757,066)	(1,106,994)
Net change in unrealized appreciation
(depreciation) on investments	1,313,357	1,262,475	150,011	1,470,026	13,534	7,061,761	4,620,932	(229,098)	8,150,035	3,912,019
Net realized and unrealized gain (loss)	1,080,491	1,158,144	167,877	1,092,635	13,786	3,509,146	4,283,260	98,022	7,392,969	2,805,025

Net increase (decrease) in net assets
from operations	$ 1,056,109	$ 1,616,212	$ 152,118	$ 1,078,855	$ 4,348	$ 3,920,750	$ 4,105,789	$ 250,024	$ 7,523,140	$ 2,725,573

(a) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio(a)
Investment income
Dividends	$ 20,136	$ 1,137	$ 2,490	$ 722,579	$ 359,004	$ 497,034	$ 57,184	$ 8,456	$ 800,161	$ 76,850

Expenses
Insurance charges (Note 3)	18,316	3,002	3,363	242,364	177,368	325,141	21,645	21,879	181,953	12,360
Total expenses	18,316	3,002	3,363	242,364	177,368	325,141	21,645	21,879	181,953	12,360
Net investment gain (loss)	1,820	(1,865)	(873)	480,215	181,636	171,893	35,539	(13,423)	618,208	64,490

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	2,142	-	703,816	-	13,351	-	-	-	-
Investments	(4,001,977)	34,154	10,831	(756,014)	(4,258,048)	155,136	(258,653)	(127,014)	(2,660,026)	(2,590,618)
Net change in unrealized appreciation
(depreciation) on investments	3,747,453	55,629	54,781	3,292,361	7,516,544	352,161	492,586	506,825	4,270,812	2,330,824
Net realized and unrealized gain (loss)	(254,524)	91,925	65,612	3,240,163	3,258,496	520,648	233,933	379,811	1,610,786	(259,794)

Net increase (decrease) in net assets
from operations	$ (252,704)	$ 90,060	$ 64,739	$ 3,720,378	$ 3,440,132	$ 692,541	$ 269,472	$ 366,388	$ 2,228,994	$ (195,304)

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio	Sector Portfolio	Portfolio(a)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio
Investment income
Dividends	$ 17,439	$ 94,534	$ -	$ 95,302	$ 192,058	$ 692,028	$ 8,082,925	$ 601,367	$ -	$ 210,995

Expenses
Insurance charges (Note 3)	4,866	86,171	146	113,560	238,522	448,117	3,765,456	338,625	59,886	71,093
Total expenses	4,866	86,171	146	113,560	238,522	448,117	3,765,456	338,625	59,886	71,093
Net investment gain (loss)	12,573	8,363	(146)	(18,258)	(46,464)	243,911	4,317,469	262,742	(59,886)	139,902

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	39,155	-	-	264,924	218,875	2,164	-	-	-	-
Investments	20,794	(987,740)	(26)	(1,514,769)	114,478	(2,464,854)	(46,161,995)	(2,416,206)	(438,995)	(439,658)
Net change in unrealized appreciation
(depreciation) on investments	15,952	2,306,414	(1,083)	2,438,652	4,048,718	8,775,305	88,127,996	8,667,819	1,488,309	1,559,332
Net realized and unrealized gain (loss)	75,901	1,318,674	(1,109)	1,188,807	4,382,071	6,312,615	41,966,001	6,251,613	1,049,314	1,119,674

Net increase (decrease) in net assets
from operations	$ 88,474	$ 1,327,037	$ (1,255)	$ 1,170,549	$ 4,335,607	$ 6,556,526	$ 46,283,470	$ 6,514,355	$ 989,428	$ 1,259,576

(a) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio
Investment income
Dividends	$ 161,900	$ 9,666	$ 2,021	$ 232,414	$ 554,312	$ 60,068	$ 54,046	$ 179,413	$ 13,536	$ 36,259

Expenses
Insurance charges (Note 3)	267,961	5,179	47,315	348,990	579,602	97,039	89,427	392,259	198,848	468,522
Total expenses	267,961	5,179	47,315	348,990	579,602	97,039	89,427	392,259	198,848	468,522
Net investment gain (loss)	(106,061)	4,487	(45,294)	(116,576)	(25,290)	(36,971)	(35,381)	(212,846)	(185,312)	(432,263)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,336,997	33,394	-	-	-	-	-	124,281	-	-
Investments	(1,879,421)	16,029	(2,307,217)	(3,313,350)	(2,331,091)	(1,411,437)	(1,662,302)	(2,959,489)	65,279	(11,889,175)
Net change in unrealized appreciation
(depreciation) on investments	3,290,526	17,779	2,169,418	9,473,453	10,568,254	2,719,738	1,960,213	9,052,647	5,627,244	15,383,085
Net realized and unrealized gain (loss)	2,748,102	67,202	(137,799)	6,160,103	8,237,163	1,308,301	297,911	6,217,439	5,692,523	3,493,910

Net increase (decrease) in net assets
from operations	$ 2,642,041	$ 71,689	$ (183,093)	$ 6,043,527	$ 8,211,873	$ 1,271,330	$ 262,530	$ 6,004,593	$ 5,507,211	$ 3,061,647

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Bond Portfolio	Portfolio	Portfolio
Investment income
Dividends	$ 174,470	$ 189,236	$ 279	$ -	$ 610,205	$ 2,114,005	$ 110,690	$ 1,644,433	$ 2,896	$ 2,229

Expenses
Insurance charges (Note 3)	165,268	201,631	41,424	99,886	335,690	1,042,337	14,294	328,938	5,918	4,801
Total expenses	165,268	201,631	41,424	99,886	335,690	1,042,337	14,294	328,938	5,918	4,801
Net investment gain (loss)	9,202	(12,395)	(41,145)	(99,886)	274,515	1,071,668	96,396	1,315,495	(3,022)	(2,572)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	770,489	-	-	-	2,248,913	-	-	-	-
Investments	(3,106,136)	(1,420,870)	72,489	123,765	(215,565)	119,609	(488,284)	(1,213,266)	(19,737)	(55,372)
Net change in unrealized appreciation
(depreciation) on investments	4,964,139	4,560,573	796,872	2,264,291	2,651,867	3,263,752	737,898	6,787,311	189,528	136,669
Net realized and unrealized gain (loss)	1,858,003	3,910,192	869,361	2,388,056	2,436,302	5,632,274	249,614	5,574,045	169,791	81,297

Net increase (decrease) in net assets
from operations	$ 1,867,205	$ 3,897,797	$ 828,216	$ 2,288,170	$ 2,710,817	$ 6,703,942	$ 346,010	$ 6,889,540	$ 166,769	$ 78,725

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio(a)	Portfolio
Investment income
Dividends	$ 136,805	$ 47,935	$ 282,509	$ 1,226	$ 121,027	$ 155,025	$ 227,880	$ 925	$ 326	$ 309

Expenses
Insurance charges (Note 3)	38,445	13,772	355,129	134,947	54,238	77,706	113,596	38,531	146	12,087
Total expenses	38,445	13,772	355,129	134,947	54,238	77,706	113,596	38,531	146	12,087
Net investment gain (loss)	98,360	34,163	(72,620)	(133,721)	66,789	77,319	114,284	(37,606)	180	(11,778)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	2,393	241	-	70,121	58,098	128,719	-	-	-
Investments	(392,508)	45,389	(692,505)	106,842	18,062	(62,682)	(93,393)	31,884	(44,441)	50,867
Net change in unrealized appreciation
(depreciation) on investments	1,226,529	272,829	8,437,506	2,839,685	796,703	749,958	1,533,474	742,950	40,401	312,069
Net realized and unrealized gain (loss)	834,021	320,611	7,745,242	2,946,527	884,886	745,374	1,568,800	774,834	(4,040)	362,936

Net increase (decrease) in net assets
from operations	$ 932,381	$ 354,774	$ 7,672,622	$ 2,812,806	$ 951,675	$ 822,693	$ 1,683,084	$ 737,228	$ (3,860)	$ 351,158

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)
Investment income
Dividends	$ 1,022,476	$ 776,580	$ 1,918,568	$ 946,909	$ 782,959	$ -	$ -	$ 87,745	$ 42,569	$ 16,152

Expenses
Insurance charges (Note 3)	782,190	628,100	1,454,088	1,036,181	1,653,436	-	-	34,777	24,087	9,128
Total expenses	782,190	628,100	1,454,088	1,036,181	1,653,436	-	-	34,777	24,087	9,128
Net investment gain (loss)	240,286	148,480	464,480	(89,272)	(870,477)	-	-	52,968	18,482	7,024

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,575,568	452,004	3,627,494	949,031	2,924,684	-	-	-	59,452	25,094
Investments	(2,297,114)	(836,820)	(4,598,250)	(1,383,153)	(3,957,232)	-	-	(126,707)	(22,472)	(151,387)
Net change in unrealized appreciation
(depreciation) on investments	11,179,919	4,474,270	20,695,640	9,814,825	20,918,914	-	-	617,496	357,003	239,990
Net realized and unrealized gain (loss)	10,458,373	4,089,454	19,724,884	9,380,703	19,886,366	-	-	490,789	393,983	113,697

Net increase (decrease) in net assets
from operations	$ 10,698,659	$ 4,237,934	$ 20,189,364	$ 9,291,431	$ 19,015,889	$ -	$ -	$ 543,757	$ 412,465	$ 120,721

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Investment income
Dividends	$ 151,933	$ 113	$ 650,606	$ 49,699	$ 177,695	$ 90,019	$ -	$ 206,542	$ 325,732

Expenses
Insurance charges (Note 3)	43,032	26,713	348,712	532,697	173,590	454,706	481,027	89,766	321,926
Total expenses	43,032	26,713	348,712	532,697	173,590	454,706	481,027	89,766	321,926
Net investment gain (loss)	108,901	(26,600)	301,894	(482,998)	4,105	(364,687)	(481,027)	116,776	3,806

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	95,735	-	-	-	-	-	21,927	66,879	-
Investments	(298,331)	(2,931,474)	(653,178)	-	(962,203)	(1,284,912)	(1,562,221)	(75,655)	(2,439,640)
Net change in unrealized appreciation
(depreciation) on investments	570,756	2,356,211	4,274,998	-	3,104,528	11,631,476	12,912,113	141,642	8,518,829
Net realized and unrealized gain (loss)	368,160	(575,263)	3,621,820	-	2,142,325	10,346,564	11,371,819	132,866	6,079,189

Net increase (decrease) in net assets
from operations	$ 477,061	$ (601,863)	$ 3,923,714	$ (482,998)	$ 2,146,430	$ 9,981,877	$ 10,890,792	$ 249,642	$ 6,082,995

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Operations
Net investment income (loss)	$ (17,316)	$ (16,349)	$ (29,626)	$ (17,760)	$ 77,029	$ 58,848	$ (97,313)	$ (65,766)	$ 87,691	$ 8,944
Net realized gain (loss) on investments	42,928	2,402	4,977	9,132	(1,295,489)	(1,264,745)	(465,140)	(434,598)	(599,320)	(491,214)
Net change in unrealized appreciation
(depreciation) on investments	186,441	223,344	243,254	234,327	2,911,311	4,734,969	2,114,271	1,637,649	2,731,304	2,316,232
Net increase (decrease) in net assets
from operations	212,053	209,397	218,605	225,699	1,692,851	3,529,072	1,551,818	1,137,285	2,219,675	1,833,962

Contract transactions 1
Purchase payments (Note 4)	2,840,525	2,448,700	5,688,661	2,545,273	1,734,541	3,181,027	2,068,382	1,139,757	2,362,893	2,029,685
Surrenders and terminations	(17,739)	(20,057)	(33,342)	(38,478)	(254,276)	(846,011)	(446,834)	(212,141)	(776,346)	(347,743)
Transfers between portfolios	1,510,410	1,904,901	4,697,837	1,410,201	1,942,822	927,292	683,518	1,986,873	560,027	703,881
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(18)	(30)	-	(15)	(5,300)	(10,703)	(5,587)	(1,895)	(6,252)	(6,084)
Net increase (decrease) in net assets from
contract transactions	4,333,178	4,333,514	10,353,156	3,916,981	3,417,787	3,251,605	2,299,479	2,912,594	2,140,322	2,379,739

Net increase (decrease) in net assets	4,545,231	4,542,911	10,571,761	4,142,680	5,110,638	6,780,677	3,851,297	4,049,879	4,359,997	4,213,701

Net assets beginning of period	-	-	-	-	4,718,482	9,437,295	5,552,546	2,303,250	9,625,185	4,640,956

Net assets end of period	$ 4,545,231	$ 4,542,911	$ 10,571,761	$ 4,142,680	$ 9,829,120	$ 16,217,972	$ 9,403,843	$ 6,353,129	$ 13,985,182	$ 8,854,657

1 Contract unit transactions
Units Outstanding at December 31, 2008	-	-	-	-	576,878	906,225	650,312	253,791	1,076,665	347,351

Units Issued	397,553	349,150	794,254	311,943	571,582	430,008	426,904	366,807	439,384	186,658
Units Redeemed	(36,301)	(1,661)	(6,150)	(11,779)	(229,739)	(196,723)	(184,733)	(98,199)	(216,967)	(88,486)

Units Outstanding at December 31, 2009	361,252	347,489	788,104	300,164	918,721	1,139,510	892,483	522,399	1,299,082	445,523

(a) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Operations
Net investment income (loss)	$ 16,553	$ (155,089)	$ (208,260)	$ (15,340)	$ (10,465)	$ (114,001)	$ (511,940)	$ 25,753	$ 1,393,708	$ 187,693
Net realized gain (loss) on investments	(7,915)	(440,312)	(4,691,070)	(158,780)	(467,644)	(412,834)	(2,574,084)	(285,032)	(2,095,784)	(1,425,673)
Net change in unrealized appreciation
(depreciation) on investments	856,937	3,650,166	13,256,894	746,781	1,294,041	2,853,170	11,277,050	1,332,411	7,637,227	2,722,839
Net increase (decrease) in net assets
from operations	865,575	3,054,765	8,357,564	572,661	815,932	2,326,335	8,191,026	1,073,132	6,935,151	1,484,859

Contract transactions 1
Purchase payments (Note 4)	2,042,343	4,125,758	5,297,435	1,051,593	734,202	2,281,559	8,908,445	1,600,917	7,048,079	3,249,933
Surrenders and terminations	(76,788)	(662,651)	(1,355,638)	(106,874)	(284,478)	(293,897)	(1,873,785)	(186,532)	(1,557,850)	(293,440)
Transfers between portfolios	2,000,578	1,767,183	(1,024,125)	389,085	898,461	1,669,082	(254,759)	253,448	(1,313,845)	137,386
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,389)	(4,854)	(18,069)	(1,457)	(1,912)	(4,353)	(28,788)	(2,872)	(22,565)	(3,430)
Net increase (decrease) in net assets from
contract transactions	3,964,744	5,225,436	2,899,603	1,332,347	1,346,273	3,652,391	6,751,113	1,664,961	4,153,819	3,090,449

Net increase (decrease) in net assets	4,830,319	8,280,201	11,257,167	1,905,008	2,162,205	5,978,726	14,942,139	2,738,093	11,088,970	4,575,308

Net assets beginning of period	709,095	6,681,691	17,073,695	1,600,997	2,152,334	4,285,758	26,679,140	3,094,223	23,603,655	5,576,454

Net assets end of period	$ 5,539,414	$ 14,961,892	$ 28,330,862	$ 3,506,005	$ 4,314,539	$ 10,264,484	$ 41,621,279	$ 5,832,316	$ 34,692,625	$ 10,151,762

1 Contract unit transactions
Units Outstanding at December 31, 2008	158,658	557,079	2,611,590	244,680	234,791	298,811	4,280,143	534,730	3,143,848	925,108

Units Issued	755,648	388,816	2,203,623	272,149	171,398	301,892	1,886,016	387,907	1,377,398	948,521
Units Redeemed	(88,083)	(145,565)	(1,881,222)	(81,011)	(78,473)	(80,054)	(952,294)	(140,265)	(990,619)	(522,165)

Units Outstanding at December 31, 2009	826,223	800,330	2,933,991	435,818	327,716	520,649	5,213,865	782,372	3,530,627	1,351,464

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$ (24,382)	$ 458,068	$ (15,759)	$ (13,780)	$ (9,438)	$ 411,604	$ (177,471)	$ 152,002	$ 130,171	$ (79,452)
Net realized gain (loss) on investments	(232,866)	(104,331)	17,866	(377,391)	252	(3,552,615)	(337,672)	327,120	(757,066)	(1,106,994)
Net change in unrealized appreciation
(depreciation) on investments	1,313,357	1,262,475	150,011	1,470,026	13,534	7,061,761	4,620,932	(229,098)	8,150,035	3,912,019
Net increase (decrease) in net assets
from operations	1,056,109	1,616,212	152,118	1,078,855	4,348	3,920,750	4,105,789	250,024	7,523,140	2,725,573

Contract transactions 1
Purchase payments (Note 4)	1,819,944	4,332,643	1,917,368	1,583,591	1,331,001	2,412,877	1,110,217	3,894,840	16,476,744	981,403
Surrenders and terminations	(113,184)	(1,234,520)	(37,586)	(187,373)	(21,947)	(855,203)	(714,899)	(1,952,079)	(898,167)	(656,243)
Transfers between portfolios	650,175	(1,157,112)	1,554,401	541,943	3,374,746	(990,400)	6,718,023	332,003	(43,387)	184,288
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,071)	(14,349)	(156)	(3,528)	(1,396)	(12,502)	(10,357)	(17,818)	(9,505)	(4,860)
Net increase (decrease) in net assets from
contract transactions	2,355,864	1,926,662	3,434,027	1,934,633	4,682,404	554,772	7,102,984	2,256,946	15,525,685	504,588

Net increase (decrease) in net assets	3,411,973	3,542,874	3,586,145	3,013,488	4,686,752	4,475,522	11,208,773	2,506,970	23,048,825	3,230,161

Net assets beginning of period	2,371,180	14,517,997	90,216	2,680,065	-	14,625,643	3,832,004	14,558,508	7,601,713	7,070,361

Net assets end of period	$ 5,783,153	$ 18,060,871	$ 3,676,361	$ 5,693,553	$ 4,686,752	$ 19,101,165	$ 15,040,777	$ 17,065,478	$ 30,650,538	$ 10,300,522

1 Contract unit transactions
Units Outstanding at December 31, 2008	309,982	824,730	9,356	330,736	-	1,560,086	397,359	895,948	1,099,516	619,288

Units Issued	345,754	335,467	324,327	284,820	455,009	486,229	638,406	522,488	2,349,937	157,138
Units Redeemed	(81,691)	(274,510)	(17,951)	(79,422)	(2,875)	(459,157)	(153,517)	(410,357)	(829,059)	(122,109)

Units Outstanding at December 31, 2009	574,045	885,687	315,732	536,134	452,134	1,587,158	882,248	1,008,079	2,620,394	654,317

(a) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio(a)
Operations
Net investment income (loss)	$ 1,820	$ (1,865)	$ (873)	$ 480,215	$ 181,636	$ 171,893	$ 35,539	$ (13,423)	$ 618,208	$ 64,490
Net realized gain (loss) on investments	(4,001,977)	36,296	10,831	(52,198)	(4,258,048)	168,487	(258,653)	(127,014)	(2,660,026)	(2,590,618)
Net change in unrealized appreciation
(depreciation) on investments	3,747,453	55,629	54,781	3,292,361	7,516,544	352,161	492,586	506,825	4,270,812	2,330,824
Net increase (decrease) in net assets
from operations	(252,704)	90,060	64,739	3,720,378	3,440,132	692,541	269,472	366,388	2,228,994	(195,304)

Contract transactions 1
Purchase payments (Note 4)	112,638	198,316	218,234	5,918,020	801,476	2,901,645	323,987	279,638	2,727,940	97,327
Surrenders and terminations	(78,948)	(4,538)	(14,990)	(597,091)	(914,920)	(1,219,782)	(58,446)	(88,468)	(569,308)	(59,005)
Transfers between portfolios	(4,221,078)	309,491	159,896	896,361	(5,699,815)	(3,048,907)	(12,836)	28,011	(617,841)	(3,442,804)
Net annuitization transactions	-	-	-	-	(1,443)	-	-	-	-	-
Policyholder charges (Note 3)	(1,223)	(44)	(233)	(10,294)	(10,684)	(10,789)	(905)	(531)	(7,719)	(1,224)
Net increase (decrease) in net assets from
contract transactions	(4,188,611)	503,225	362,907	6,206,996	(5,825,386)	(1,377,833)	251,800	218,650	1,533,072	(3,405,706)

Net increase (decrease) in net assets	(4,441,315)	593,285	427,646	9,927,374	(2,385,254)	(685,292)	521,272	585,038	3,762,066	(3,601,010)

Net assets beginning of period	4,441,315	22,416	37,714	11,357,047	11,780,750	19,682,835	1,046,614	1,088,255	9,597,568	3,601,010

Net assets end of period	$ -	$ 615,701	$ 465,360	$ 21,284,421	$ 9,395,496	$ 18,997,543	$ 1,567,886	$ 1,673,293	$ 13,359,634	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	481,286	2,673	4,531	1,845,217	1,606,543	1,651,991	284,840	155,216	1,850,514	593,497

Units Issued	34,978	64,126	48,490	1,351,494	272,186	453,964	160,594	73,875	1,041,086	37,455
Units Redeemed	(516,264)	(16,055)	(11,660)	(378,905)	(1,040,687)	(579,023)	(99,544)	(47,485)	(714,221)	(630,952)

Units Outstanding at December 31, 2009	-	50,744	41,361	2,817,806	838,042	1,526,932	345,890	181,606	2,177,379	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio	Sector Portfolio	Portfolio(a)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio
Operations
Net investment income (loss)	$ 12,573	$ 8,363	$ (146)	$ (18,258)	$ (46,464)	$ 243,911	$ 4,317,469	$ 262,742	$ (59,886)	$ 139,902
Net realized gain (loss) on investments	59,949	(987,740)	(26)	(1,249,845)	333,353	(2,462,690)	(46,161,995)	(2,416,206)	(438,995)	(439,658)
Net change in unrealized appreciation
(depreciation) on investments	15,952	2,306,414	(1,083)	2,438,652	4,048,718	8,775,305	88,127,996	8,667,819	1,488,309	1,559,332
Net increase (decrease) in net assets
from operations	88,474	1,327,037	(1,255)	1,170,549	4,335,607	6,556,526	46,283,470	6,514,355	989,428	1,259,576

Contract transactions 1
Purchase payments (Note 4)	274,181	1,815,608	60,884	1,997,574	13,070,026	4,355,551	20,266,215	4,748,958	1,131,942	1,659,263
Surrenders and terminations	(10,418)	(258,441)	(125)	(437,133)	(268,921)	(1,952,399)	(13,295,028)	(933,496)	(255,970)	(171,273)
Transfers between portfolios	554,881	902,608	54,199	(2,588,882)	1,723,042	285,403	(23,276,486)	(321,425)	(465,865)	(665,582)
Net annuitization transactions	-	-	-	-	-	-	(4,708)	-	-	-
Policyholder charges (Note 3)	(252)	(2,602)	-	(6,422)	(891)	(17,088)	(211,114)	(17,362)	(7,716)	(1,750)
Net increase (decrease) in net assets from
contract transactions	818,392	2,457,173	114,958	(1,034,863)	14,523,256	2,671,467	(16,521,121)	3,476,675	402,391	820,658

Net increase (decrease) in net assets	906,866	3,784,210	113,703	135,686	18,858,863	9,227,993	29,762,349	9,991,030	1,391,819	2,080,234

Net assets beginning of period	23,134	3,203,971	-	8,686,259	4,148,206	22,887,050	219,942,291	16,994,534	2,841,431	3,076,673

Net assets end of period	$ 930,000	$ 6,988,181	$ 113,703	$ 8,821,945	$ 23,007,069	$ 32,115,043	$ 249,704,640	$ 26,985,564	$ 4,233,250	$ 5,156,907

1 Contract unit transactions
Units Outstanding at December 31, 2008	2,694	565,722	-	937,193	608,057	2,029,599	28,207,456	2,677,700	390,796	501,372

Units Issued	88,736	915,121	11,977	475,546	2,431,749	586,304	4,522,452	1,125,898	218,724	390,361
Units Redeemed	(13,244)	(431,573)	(417)	(619,746)	(298,074)	(378,085)	(6,510,673)	(664,833)	(168,458)	(262,985)

Units Outstanding at December 31, 2009	78,186	1,049,270	11,560	792,993	2,741,732	2,237,818	26,219,235	3,138,765	441,062	628,748

(a) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio
Operations
Net investment income (loss)	$ (106,061)	$ 4,487	$ (45,294)	$ (116,576)	$ (25,290)	$ (36,971)	$ (35,381)	$ (212,846)	$ (185,312)	$ (432,263)
Net realized gain (loss) on investments	(542,424)	49,423	(2,307,217)	(3,313,350)	(2,331,091)	(1,411,437)	(1,662,302)	(2,835,208)	65,279	(11,889,175)
Net change in unrealized appreciation
(depreciation) on investments	3,290,526	17,779	2,169,418	9,473,453	10,568,254	2,719,738	1,960,213	9,052,647	5,627,244	15,383,085
Net increase (decrease) in net assets
from operations	2,642,041	71,689	(183,093)	6,043,527	8,211,873	1,271,330	262,530	6,004,593	5,507,211	3,061,647

Contract transactions 1
Purchase payments (Note 4)	3,382,720	394,407	273,627	2,855,687	9,555,504	1,365,128	942,817	2,822,545	2,548,897	3,264,813
Surrenders and terminations	(998,184)	(6,513)	(240,954)	(1,688,961)	(2,716,083)	(244,837)	(421,544)	(1,765,852)	(563,830)	(1,381,780)
Transfers between portfolios	1,967,452	365,043	(5,009,399)	(2,105,642)	4,480,273	2,833,981	554,698	(82,624)	10,159,573	(8,705,588)
Net annuitization transactions	-	-	-	-	(2,827)	-	-	-	-	-
Policyholder charges (Note 3)	(16,539)	(14)	(1,712)	(16,300)	(26,985)	(4,011)	(5,253)	(17,186)	(10,328)	(23,438)
Net increase (decrease) in net assets from
contract transactions	4,335,449	752,923	(4,978,438)	(955,216)	11,289,882	3,950,261	1,070,718	956,883	12,134,312	(6,845,993)

Net increase (decrease) in net assets	6,977,490	824,612	(5,161,531)	5,088,311	19,501,755	5,221,591	1,333,248	6,961,476	17,641,523	(3,784,346)

Net assets beginning of period	13,205,060	25,703	6,138,634	19,157,243	25,662,031	4,162,577	4,986,017	18,450,420	2,878,155	33,476,159

Net assets end of period	$ 20,182,550	$ 850,315	$ 977,103	$ 24,245,554	$ 45,163,786	$ 9,384,168	$ 6,319,265	$ 25,411,896	$ 20,519,678	$ 29,691,813

1 Contract unit transactions
Units Outstanding at December 31, 2008	599,490	2,689	874,814	1,964,187	3,354,063	688,794	473,064	1,940,985	758,455	3,669,657

Units Issued	337,889	79,673	191,463	451,386	2,332,120	1,701,533	221,485	1,045,759	3,114,866	948,922
Units Redeemed	(165,367)	(9,461)	(948,591)	(595,887)	(950,343)	(1,413,861)	(122,604)	(858,716)	(533,963)	(1,738,505)

Units Outstanding at December 31, 2009	772,012	72,901	117,686	1,819,686	4,735,840	976,466	571,945	2,128,028	3,339,358	2,880,074

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Bond Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 9,202	$ (12,395)	$ (41,145)	$ (99,886)	$ 274,515	$ 1,071,668	$ 96,396	$ 1,315,495	$ (3,022)	$ (2,572)
Net realized gain (loss) on investments	(3,106,136)	(650,381)	72,489	123,765	(215,565)	2,368,522	(488,284)	(1,213,266)	(19,737)	(55,372)
Net change in unrealized appreciation
(depreciation) on investments	4,964,139	4,560,573	796,872	2,264,291	2,651,867	3,263,752	737,898	6,787,311	189,528	136,669
Net increase (decrease) in net assets
from operations	1,867,205	3,897,797	828,216	2,288,170	2,710,817	6,703,942	346,010	6,889,540	166,769	78,725

Contract transactions 1
Purchase payments (Note 4)	2,253,966	2,783,834	1,339,491	3,973,574	6,928,759	22,681,693	178,603	6,218,316	298,636	370,467
Surrenders and terminations	(918,084)	(692,990)	(90,019)	(260,743)	(1,609,371)	(4,568,002)	(68,542)	(1,454,942)	(6,196)	(4,756)
Transfers between portfolios	(1,633,925)	221,960	3,366,678	9,075,841	3,205,584	31,316,430	(1,563,894)	5,632,452	123,384	169,179
Net annuitization transactions	-	-	-	-	-	(5,519)	-	-	-	-
Policyholder charges (Note 3)	(34,493)	(8,499)	(773)	(3,187)	(18,829)	(41,130)	(691)	(7,353)	(39)	(43)
Net increase (decrease) in net assets from
contract transactions	(332,536)	2,304,305	4,615,377	12,785,485	8,506,143	49,383,472	(1,454,524)	10,388,473	415,785	534,847

Net increase (decrease) in net assets	1,534,669	6,202,102	5,443,593	15,073,655	11,216,960	56,087,414	(1,108,514)	17,278,013	582,554	613,572

Net assets beginning of period	10,219,323	9,571,361	497,397	1,081,015	15,786,402	39,876,579	1,108,514	11,559,578	187,942	166,325

Net assets end of period	$ 11,753,992	$ 15,773,463	$ 5,940,990	$ 16,154,670	$ 27,003,362	$ 95,963,993	$ -	$ 28,837,591	$ 770,496	$ 779,897

1 Contract unit transactions
Units Outstanding at December 31, 2008	1,267,926	1,097,568	103,682	258,737	1,529,936	2,781,733	151,071	1,305,635	33,400	26,657

Units Issued	319,973	526,097	799,963	2,132,140	1,215,098	3,743,326	37,909	1,410,515	97,497	110,638
Units Redeemed	(391,913)	(309,779)	(162,346)	(230,485)	(477,591)	(678,084)	(188,980)	(495,037)	(36,645)	(42,442)

Units Outstanding at December 31, 2009	1,195,986	1,313,886	741,299	2,160,392	2,267,443	5,846,975	-	2,221,113	94,252	94,853

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ 98,360	$ 34,163	$ (72,620)	$ (133,721)	$ 66,789	$ 77,319	$ 114,284	$ (37,606)	$ 180	$ (11,778)
Net realized gain (loss) on investments	(392,508)	47,782	(692,264)	106,842	88,183	(4,584)	35,326	31,884	(44,441)	50,867
Net change in unrealized appreciation
(depreciation) on investments	1,226,529	272,829	8,437,506	2,839,685	796,703	749,958	1,533,474	742,950	40,401	312,069
Net increase (decrease) in net assets
from operations	932,381	354,774	7,672,622	2,812,806	951,675	822,693	1,683,084	737,228	(3,860)	351,158

Contract transactions 1
Purchase payments (Note 4)	269,500	868,056	13,062,145	973,133	3,460,627	4,543,844	5,520,998	1,951,466	-	668,771
Surrenders and terminations	(359,813)	(20,537)	(602,674)	(471,563)	(70,989)	(276,697)	(223,797)	(187,672)	(165)	(20,825)
Transfers between portfolios	266,948	214,109	5,965,361	5,908,405	426,201	2,187,515	1,814,037	180,684	(62,785)	611,000
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(2,303)	(594)	(6,609)	(9,704)	(1,737)	(3,961)	(4,736)	(1,217)	-	(479)
Net increase (decrease) in net assets from
contract transactions	174,332	1,061,034	18,418,223	6,400,271	3,814,102	6,450,701	7,106,502	1,943,261	(62,950)	1,258,467

Net increase (decrease) in net assets	1,106,713	1,415,808	26,090,845	9,213,077	4,765,777	7,273,394	8,789,586	2,680,489	(66,810)	1,609,625

Net assets beginning of period	2,063,378	237,787	9,166,558	2,163,649	1,077,643	2,186,856	2,967,089	1,233,717	66,810	213,967

Net assets end of period	$ 3,170,091	$ 1,653,595	$ 35,257,403	$ 11,376,726	$ 5,843,420	$ 9,460,250	$ 11,756,675	$ 3,914,206	$ -	$ 1,823,592

1 Contract unit transactions
Units Outstanding at December 31, 2008	304,992	40,164	1,373,798	315,081	171,705	288,003	440,372	173,358	9,214	34,226

Units Issued	71,935	201,902	4,058,143	1,099,598	687,592	857,767	1,112,956	341,211	-	189,138
Units Redeemed	(78,061)	(39,877)	(1,647,252)	(245,785)	(104,198)	(78,596)	(110,575)	(61,698)	(9,214)	(34,444)

Units Outstanding at December 31, 2009	298,866	202,189	3,784,689	1,168,894	755,099	1,067,174	1,442,753	452,871	-	188,920

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)
Operations
Net investment income (loss)	$ 240,286	$ 148,480	$ 464,480	$ (89,272)	$ (870,477)	$ -	$ -	$ 52,968	$ 18,482	$ 7,024
Net realized gain (loss) on investments	(721,546)	(384,816)	(970,756)	(434,122)	(1,032,548)	-	-	(126,707)	36,980	(126,293)
Net change in unrealized appreciation
(depreciation) on investments	11,179,919	4,474,270	20,695,640	9,814,825	20,918,914	-	-	617,496	357,003	239,990
Net increase (decrease) in net assets
from operations	10,698,659	4,237,934	20,189,364	9,291,431	19,015,889	-	-	543,757	412,465	120,721

Contract transactions 1
Purchase payments (Note 4)	9,655,984	13,708,531	26,503,190	27,317,137	33,004,815	-	-	1,773,770	951,105	595,661
Surrenders and terminations	(3,091,593)	(2,973,288)	(6,656,280)	(3,837,955)	(7,541,346)	-	-	(90,339)	(54,603)	(22,019)
Transfers between portfolios	492,925	2,840,546	19,096,994	10,649,836	9,176,146	-	-	(4,170,385)	(2,258,126)	(1,398,724)
Net annuitization transactions	-	-	-	-	(9,124)	-	-	-	-	-
Policyholder charges (Note 3)	(29,601)	(23,366)	(72,587)	(39,437)	(87,949)	-	-	(207)	(1,349)	(971)
Net increase (decrease) in net assets from
contract transactions	7,027,715	13,552,423	38,871,317	34,089,581	34,542,542	-	-	(2,487,161)	(1,362,973)	(826,053)

Net increase (decrease) in net assets	17,726,374	17,790,357	59,060,681	43,381,012	53,558,431	-	-	(1,943,404)	(950,508)	(705,332)

Net assets beginning of period	35,527,346	29,567,249	63,432,693	43,693,737	75,923,881	-	-	1,943,404	950,508	705,332

Net assets end of period	$ 53,253,720	$ 47,357,606	$ 122,493,374	$ 87,074,749	$ 129,482,312	$ -	$ -	$ -	$ -	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,829,083	2,996,320	6,344,795	4,547,633	7,110,706	-	-	243,263	123,218	93,451

Units Issued	1,266,824	2,179,115	4,434,503	3,951,963	4,252,506	-	-	348,009	262,786	73,272
Units Redeemed	(691,545)	(888,232)	(1,177,716)	(759,108)	(1,482,971)	-	-	(591,272)	(386,004)	(166,723)

Units Outstanding at December 31, 2009	4,404,362	4,287,203	9,601,582	7,740,488	9,880,241	-	-	-	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$ 108,901	$ (26,600)	$ 301,894	-482998	$ 4,105	$ (364,687)	$ (481,027)	$ 116,776	$ 3,806
Net realized gain (loss) on investments	(202,596)	(2,931,474)	(653,178)	0	(962,203)	(1,284,912)	(1,540,294)	(8,776)	(2,439,640)
Net change in unrealized appreciation
(depreciation) on investments	570,756	2,356,211	4,274,998	0	3,104,528	11,631,476	12,912,113	141,642	8,518,829
Net increase (decrease) in net assets
from operations	477,061	(601,863)	3,923,714	-482998	2,146,430	9,981,877	10,890,792	249,642	6,082,995

Contract transactions 1
Purchase payments (Note 4)	1,203,914	458,078	11,230,593	16500108	2,695,453	6,454,003	6,977,556	1,982,419	2,376,170
Surrenders and terminations	(345,029)	(155,689)	(1,777,956)	-5298686	(550,282)	(2,027,746)	(1,799,544)	(469,122)	(1,231,404)
Transfers between portfolios	(4,359,449)	(3,785,275)	2,268,403	-20434813	358,447	3,610,693	6,859,745	1,975,252	(11,831)
Net annuitization transactions	(5,254)	-	-	0	-	-	-	-	-
Policyholder charges (Note 3)	(1,116)	(3,002)	(12,553)	-55322	(5,435)	(21,128)	(26,549)	(7,491)	(13,061)
Net increase (decrease) in net assets from
contract transactions	(3,506,934)	(3,485,888)	11,708,487	-9288713	2,498,183	8,015,822	12,011,208	3,481,058	1,119,874

Net increase (decrease) in net assets	(3,029,873)	(4,087,751)	15,632,201	-9771711	4,644,613	17,997,699	22,902,000	3,730,700	7,202,869

Net assets beginning of period	3,029,873	4,842,085	15,323,896	34271404	8,649,391	20,911,061	20,334,910	3,960,274	17,288,628

Net assets end of period	$ -	$ 754,334	$ 30,956,097	24499693	$ 13,294,004	$ 38,908,760	$ 43,236,910	$ 7,690,974	$ 24,491,497

1 Contract unit transactions
Units Outstanding at December 31, 2008	338,323	761,922	773,903	2739889	606,910	1,395,297	867,564	408,850	1,855,845

Units Issued	207,158	285,225	674,793	1807204	391,307	556,886	475,732	545,978	408,169
Units Redeemed	(545,481)	(962,915)	(187,931)	-2586081	(238,469)	(233,628)	(128,232)	(205,933)	(321,124)

Units Outstanding at December 31, 2009	-	84,232	1,260,765	1961012	759,748	1,718,555	1,215,064	748,895	1,942,890

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/Capital	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian	Guardian U.S.	Global Natural	Credit Suisse
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	International Small	Growth Equity	Resources	Long/Short
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Cap Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 23,058	$ (167,043)	$ (116,109)	$ (57,730)	$ (74,813)	$ (104,751)	$ (8,623)	$ (146,127)	$ (431,391)	$ (24,794)
Net realized gain (loss) on investments	87,959	1,723,951	265,548	88,362	743,092	(620,259)	(40,270)	(475,500)	(402,557)	3,984
Net change in unrealized appreciation
(depreciation) on investments	(2,840,660)	(8,328,538)	(3,479,756)	(1,646,005)	(4,607,593)	(2,761,013)	(413,505)	(3,632,907)	(15,160,468)	(740,003)
Net increase (decrease) in net assets
from operations	(2,729,643)	(6,771,630)	(3,330,317)	(1,615,373)	(3,939,314)	(3,486,023)	(462,398)	(4,254,534)	(15,994,416)	(760,813)

Contract transactions 1
Purchase payments (Note 4)	1,277,933	1,663,766	1,820,176	490,642	2,831,116	2,343,194	958,884	1,996,714	5,545,521	440,552
Surrenders and terminations	(413,474)	(943,943)	(530,531)	(448,047)	(1,469,192)	(744,655)	(12,841)	(1,317,560)	(1,303,273)	(119,447)
Transfers between portfolios	(257,966)	1,117,160	199,842	(42,029)	(331,943)	746,164	70,604	870,137	6,688,317	1,524,707
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(8,309)	(15,360)	(10,136)	(12,365)	(19,071)	(5,065)	(17)	(12,410)	(19,764)	(1,671)
Net increase (decrease) in net assets from
contract transactions	598,184	1,821,623	1,479,351	(11,799)	1,010,910	2,339,638	1,016,630	1,536,881	10,910,801	1,844,141

Net increase (decrease) in net assets	(2,131,459)	(4,950,007)	(1,850,966)	(1,627,172)	(2,928,404)	(1,146,385)	554,232	(2,717,653)	(5,083,615)	1,083,328

Net assets beginning of period	6,849,941	14,387,302	7,403,512	3,930,422	12,553,589	5,787,341	154,863	9,399,344	22,157,310	517,669

Net assets end of period	$ 4,718,482	$ 9,437,295	$ 5,552,546	$ 2,303,250	$ 9,625,185	$ 4,640,956	$ 709,095	$ 6,681,691	$ 17,073,695	$ 1,600,997

1 Contract unit transactions
Units Outstanding at December 31, 2007	529,758	815,776	535,381	257,777	990,069	299,045	15,713	536,619	1,622,486	48,508

Units Issued	296,207	402,804	291,856	88,118	445,909	203,109	177,093	207,349	2,953,969	272,220
Units Redeemed	(249,087)	(312,355)	(176,925)	(92,104)	(359,313)	(154,803)	(34,148)	(186,889)	(1,964,865)	(76,048)

Units Outstanding at December 31, 2008	576,878	906,225	650,312	253,791	1,076,665	347,351	158,658	557,079	2,611,590	244,680

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

				JNL/Franklin			JNL/Franklin	JNL/	JNL/Goldman	JNL/
	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs
	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap
	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio(a)	Value Portfolio
Operations
Net investment income (loss)	$ 24,440	$ (95,895)	$ (102,838)	$ (68,421)	$ (485,619)	$ (112,790)	$ (14,904)	$ 334,013	$ (89)	$ (29,008)
Net realized gain (loss) on investments	380,799	(229,870)	(2,380,213)	(444,244)	(2,025,352)	(372,086)	(4,621)	146,324	3	112,100
Net change in unrealized appreciation
(depreciation) on investments	(1,942,728)	(2,355,817)	(12,990,072)	(1,571,608)	(7,597,828)	(2,822,049)	(985,669)	(1,665,278)	2,541	(1,650,084)
Net increase (decrease) in net assets
from operations	(1,537,489)	(2,681,582)	(15,473,123)	(2,084,273)	(10,108,799)	(3,306,925)	(1,005,194)	(1,184,941)	2,455	(1,566,992)

Contract transactions 1
Purchase payments (Note 4)	170,800	1,336,333	10,404,707	2,166,874	6,483,228	2,497,571	969,338	2,652,197	66,782	738,860
Surrenders and terminations	(501,103)	(497,626)	(1,704,418)	(366,449)	(2,011,959)	(506,597)	(160,732)	(916,016)	(44)	(284,257)
Transfers between portfolios	(66,326)	(606,054)	(3,017,429)	(1,354,459)	1,199,617	(312,144)	(234,192)	(1,421,425)	21,023	(411,455)
Net annuitization transactions	(4,128)	(8,286)	-	-	-	50,000	-	-	-	-
Policyholder charges (Note 3)	(3,648)	(4,473)	(37,784)	(7,258)	(34,148)	(6,874)	(3,629)	(11,220)	-	(5,154)
Net increase (decrease) in net assets from
contract transactions	(404,405)	219,894	5,645,076	438,708	5,636,738	1,721,956	570,785	303,536	87,761	37,994

Net increase (decrease) in net assets	(1,941,894)	(2,461,688)	(9,828,047)	(1,645,565)	(4,472,061)	(1,584,969)	(434,409)	(881,405)	90,216	(1,528,998)

Net assets beginning of period	4,094,228	6,747,446	36,507,187	4,739,788	28,075,716	7,161,423	2,805,589	15,399,402	-	4,209,063

Net assets end of period	$ 2,152,334	$ 4,285,758	$ 26,679,140	$ 3,094,223	$ 23,603,655	$ 5,576,454	$ 2,371,180	$ 14,517,997	$ 90,216	$ 2,680,065

1 Contract unit transactions
Units Outstanding at December 31, 2007	285,817	296,114	3,677,629	479,305	2,585,654	726,143	241,912	826,844	-	326,690

Units Issued	32,499	109,207	2,008,111	328,649	3,088,839	420,447	169,680	231,573	9,361	143,263
Units Redeemed	(83,525)	(106,510)	(1,405,597)	(273,224)	(2,530,645)	(221,482)	(101,610)	(233,687)	(5)	(139,217)

Units Outstanding at December 31, 2008	234,791	298,811	4,280,143	534,730	3,143,848	925,108	309,982	824,730	9,356	330,736

(a) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/			JNL/JPMorgan
	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Short Duration	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	Global Basics	Global Leaders	10 x 10
	Bond Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ 107,071	$ 80,972	$ (95,263)	$ 80,942	$ (123,776)	$ (51,591)	$ (116,210)	$ (45)	$ (31)	$ (68,627)
Net realized gain (loss) on investments	(30,522)	1,488,393	(808,164)	158,236	404,903	(1,228,227)	(904,613)	2	4,074	(192,092)
Net change in unrealized appreciation
(depreciation) on investments	(419,831)	(13,935,117)	(2,509,991)	348,890	(7,857,730)	(3,391,972)	(2,034,045)	2,053	3,174	(5,118,368)
Net increase (decrease) in net assets
from operations	(343,282)	(12,365,752)	(3,413,418)	588,068	(7,576,603)	(4,671,790)	(3,054,868)	2,010	7,217	(5,379,087)

Contract transactions 1
Purchase payments (Note 4)	802,983	2,752,524	636,307	1,682,880	3,332,738	898,353	444,064	20,425	25,591	7,240,949
Surrenders and terminations	(382,132)	(1,273,865)	(983,199)	(1,462,498)	(655,839)	(912,560)	(627,489)	(18)	(46)	(518,382)
Transfers between portfolios	273,510	(3,421,637)	(303,941)	3,788,866	2,456,282	(496,398)	(263,131)	(1)	4,952	3,267,313
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,845)	(23,258)	(10,422)	(19,741)	(17,301)	(15,464)	(13,983)	-	-	(5,071)
Net increase (decrease) in net assets from
contract transactions	692,516	(1,966,236)	(661,255)	3,989,507	5,115,880	(526,069)	(460,539)	20,406	30,497	9,984,809

Net increase (decrease) in net assets	349,234	(14,331,988)	(4,074,673)	4,577,575	(2,460,723)	(5,197,859)	(3,515,407)	22,416	37,714	4,605,722

Net assets beginning of period	3,611,040	28,957,631	7,906,677	9,980,933	10,062,436	12,268,220	7,956,722	-	-	6,751,325

Net assets end of period	$ 3,960,274	$ 14,625,643	$ 3,832,004	$ 14,558,508	$ 7,601,713	$ 7,070,361	$ 4,441,315	$ 22,416	$ 37,714	$ 11,357,047

1 Contract unit transactions
Units Outstanding at December 31, 2007	344,371	1,675,181	486,325	659,095	715,381	647,715	521,559	-	-	688,588

Units Issued	224,924	523,592	105,518	617,880	784,798	146,085	141,301	2,675	10,343	1,300,461
Units Redeemed	(160,445)	(638,687)	(194,484)	(381,027)	(400,663)	(174,512)	(181,574)	(2)	(5,812)	(143,832)

Units Outstanding at December 31, 2008	408,850	1,560,086	397,359	895,948	1,099,516	619,288	481,286	2,673	4,531	1,845,217

(a) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

						JNL/MCM
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock	European 30	Financial	Healthcare	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Portfolio(a)	Sector Portfolio	Sector Portfolio	Portfolio
Operations
Net investment income (loss)	$ 328,697	$ 501,071	$ 35,366	$ (14,905)	$ (231,317)	$ (7,225)	$ 27	$ (5,071)	$ (59,788)	$ (9,238)
Net realized gain (loss) on investments	348,754	140,333	(597,636)	100,225	(2,955,292)	(254,721)	(3)	(379,791)	(6,184)	(824)
Net change in unrealized appreciation
(depreciation) on investments	(7,605,192)	(311,872)	(673,195)	(497,986)	(7,125,356)	(2,155,719)	641	(1,996,786)	(2,672,896)	(1,199,049)
Net increase (decrease) in net assets
from operations	(6,927,741)	329,532	(1,235,465)	(412,666)	(10,311,965)	(2,417,665)	665	(2,381,648)	(2,738,868)	(1,209,111)

Contract transactions 1
Purchase payments (Note 4)	875,303	2,437,230	202,021	269,771	2,252,811	545,201	19,972	1,737,426	1,444,171	3,337,531
Surrenders and terminations	(1,073,081)	(1,684,546)	(161,130)	(37,849)	(793,322)	(382,975)	(16)	(184,105)	(612,355)	(53,108)
Transfers between portfolios	4,846,101	(2,528,765)	(1,877,980)	227,065	(1,219,918)	1,257,360	2,513	1,085,907	4,498,735	91,562
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(17,575)	(17,143)	(1,846)	(437)	(11,762)	(3,778)	-	(3,819)	(12,218)	(496)
Net increase (decrease) in net assets from
contract transactions	4,630,748	(1,793,224)	(1,838,935)	458,550	227,809	1,415,808	22,469	2,635,409	5,318,333	3,375,489

Net increase (decrease) in net assets	(2,296,993)	(1,463,692)	(3,074,400)	45,884	(10,084,156)	(1,001,857)	23,134	253,761	2,579,465	2,166,378

Net assets beginning of period	14,077,743	21,146,527	4,121,014	1,042,371	19,681,724	4,602,867	-	2,950,210	6,106,794	1,981,828

Net assets end of period	$ 11,780,750	$ 19,682,835	$ 1,046,614	$ 1,088,255	$ 9,597,568	$ 3,601,010	$ 23,134	$ 3,203,971	$ 8,686,259	$ 4,148,206

1 Contract unit transactions
Units Outstanding at December 31, 2007	1,205,832	1,814,150	656,403	100,483	1,889,576	465,249	-	254,628	500,013	200,503

Units Issued	898,640	353,963	334,752	106,835	2,136,640	620,185	2,696	490,949	824,245	441,502
Units Redeemed	(497,929)	(516,122)	(706,315)	(52,102)	(2,175,702)	(491,937)	(2)	(179,855)	(387,065)	(33,948)

Units Outstanding at December 31, 2008	1,606,543	1,651,991	284,840	155,216	1,850,514	593,497	2,694	565,722	937,193	608,057

(a) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500
	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio(a)	Portfolio	Index Portfolio	Index Portfolio
Operations
Net investment income (loss)	$ (325)	$ 1,488,981	$ (406,123)	$ (62,027)	$ (66,817)	$ (235,771)	$ (79)	$ (46,020)	$ (186,250)	$ (84,425)
Net realized gain (loss) on investments	(2,253,071)	22,976,538	(863,520)	(123,319)	(215,069)	905,686	2	(99,644)	773,715	(600,671)
Net change in unrealized appreciation
(depreciation) on investments	(18,514,558)	(197,449,724)	(12,307,119)	(1,829,306)	(2,041,086)	(9,822,647)	2,327	(2,183,430)	(13,081,429)	(15,525,459)
Net increase (decrease) in net assets
from operations	(20,767,954)	(172,984,205)	(13,576,762)	(2,014,652)	(2,322,972)	(9,152,732)	2,250	(2,329,094)	(12,493,964)	(16,210,555)

Contract transactions 1
Purchase payments (Note 4)	3,827,207	41,447,656	10,808,858	609,912	1,525,524	4,015,717	20,968	463,694	1,731,767	3,119,905
Surrenders and terminations	(2,936,043)	(17,542,353)	(1,386,503)	(207,413)	(201,818)	(1,331,096)	(31)	(136,620)	(2,568,317)	(3,011,965)
Transfers between portfolios	(444,131)	(41,825,936)	(2,760,959)	(474,668)	42,928	(1,067,660)	2,516	7,537,388	1,149,289	(2,213,619)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(31,553)	(353,689)	(24,882)	(4,185)	(2,767)	(36,099)	-	(1,290)	(29,301)	(37,436)
Net increase (decrease) in net assets from
contract transactions	415,480	(18,274,322)	6,636,514	(76,354)	1,363,867	1,580,862	23,453	7,863,172	283,438	(2,143,115)

Net increase (decrease) in net assets	(20,352,474)	(191,258,527)	(6,940,248)	(2,091,006)	(959,105)	(7,571,870)	25,703	5,534,078	(12,210,526)	(18,353,670)

Net assets beginning of period	43,239,524	411,200,818	23,934,782	4,932,437	4,035,778	20,776,930	-	604,556	31,367,769	44,015,701

Net assets end of period	$ 22,887,050	$ 219,942,291	$ 16,994,534	$ 2,841,431	$ 3,076,673	$ 13,205,060	$ 25,703	$ 6,138,634	$ 19,157,243	$ 25,662,031

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,147,185	29,804,544	2,003,921	390,101	349,652	580,156	-	56,337	1,960,684	3,513,891

Units Issued	1,259,415	5,742,417	2,544,603	211,156	435,640	332,282	2,692	911,676	535,176	732,171
Units Redeemed	(1,377,001)	(7,339,505)	(1,870,824)	(210,461)	(283,920)	(312,948)	(3)	(93,199)	(531,673)	(891,999)

Units Outstanding at December 31, 2008	2,029,599	28,207,456	2,677,700	390,796	501,372	599,490	2,689	874,814	1,964,187	3,354,063

(a) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

							JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ (38,974)	$ (121,009)	$ (98,087)	$ (70,349)	$ (726,148)	$ (31,866)	$ (52,925)	$ 1,813	$ (13,257)	$ (3,642)
Net realized gain (loss) on investments	(164,146)	(293,807)	(445,938)	(20,834)	(5,187,664)	2,925,634	769,602	(104,701)	(144,333)	80,661
Net change in unrealized appreciation
(depreciation) on investments	(1,231,137)	(3,166,923)	(10,509,466)	(2,083,506)	(25,524,606)	(10,817,829)	(7,808,170)	(305,012)	(578,391)	(2,169,399)
Net increase (decrease) in net assets
from operations	(1,434,257)	(3,581,739)	(11,053,491)	(2,174,689)	(31,438,418)	(7,924,061)	(7,091,493)	(407,900)	(735,981)	(2,092,380)

Contract transactions 1
Purchase payments (Note 4)	380,939	665,813	1,629,737	905,601	7,302,660	1,449,159	2,117,863	322,974	895,407	4,913,604
Surrenders and terminations	(134,330)	(787,665)	(2,162,693)	(171,757)	(2,821,665)	(790,156)	(1,128,110)	(13,134)	(31,987)	(1,067,328)
Transfers between portfolios	4,205,571	(1,033,844)	3,253,641	311,024	(5,845,611)	(544,468)	(1,463,796)	595,488	954,186	10,897,114
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,544)	(11,504)	(23,286)	(2,854)	(62,266)	(13,579)	(16,285)	(31)	(610)	(16,401)
Net increase (decrease) in net assets from
contract transactions	4,450,636	(1,167,200)	2,697,399	1,042,014	(1,426,882)	100,956	(490,328)	905,297	1,816,996	14,726,989

Net increase (decrease) in net assets	3,016,379	(4,748,939)	(8,356,092)	(1,132,675)	(32,865,300)	(7,823,105)	(7,581,821)	497,397	1,081,015	12,634,609

Net assets beginning of period	1,146,198	9,734,956	26,806,512	4,010,830	66,341,459	18,042,428	17,153,182	-	-	3,151,793

Net assets end of period	$ 4,162,577	$ 4,986,017	$ 18,450,420	$ 2,878,155	$ 33,476,159	$ 10,219,323	$ 9,571,361	$ 497,397	$ 1,081,015	$ 15,786,402

1 Contract unit transactions
Units Outstanding at December 31, 2007	129,926	547,863	1,795,187	587,409	3,766,869	1,261,752	1,147,633	-	-	288,688

Units Issued	765,946	103,280	743,215	513,062	2,176,726	243,277	386,183	173,116	357,782	2,713,797
Units Redeemed	(207,078)	(178,079)	(597,417)	(342,016)	(2,273,938)	(237,103)	(436,248)	(69,434)	(99,045)	(1,472,549)

Units Outstanding at December 31, 2008	688,794	473,064	1,940,985	758,455	3,669,657	1,267,926	1,097,568	103,682	258,737	1,529,936

(a) Commencement of operations March 31, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P
	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P
	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined
	Bond Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio(b)	Portfolio	Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ 1,047,119	$ (24,163)	$ 1,035,699	$ (605)	$ (1,665)	$ 27,859	$ 715	$ (86,017)	$ (16,699)	$ 573
Net realized gain (loss) on investments	1,618,838	(177,554)	(1,430,062)	(112,299)	(82,498)	224,966	(107)	(183,365)	(62,684)	(13,247)
Net change in unrealized appreciation
(depreciation) on investments	(3,422,988)	(696,273)	(4,537,747)	(89,145)	(86,274)	(2,265,646)	(14,459)	(2,353,070)	(844,231)	(454,553)
Net increase (decrease) in net assets
from operations	(757,031)	(897,990)	(4,932,110)	(202,049)	(170,437)	(2,012,821)	(13,851)	(2,622,452)	(923,614)	(467,227)

Contract transactions 1
Purchase payments (Note 4)	7,025,623	47,123	1,346,238	110,759	127,061	53,845	231,120	7,244,017	362,594	707,816
Surrenders and terminations	(3,108,564)	(325,974)	(2,164,625)	(25,087)	(4,876)	(569,711)	(428)	(112,233)	(129,847)	(20,536)
Transfers between portfolios	2,668,074	(177,847)	(46,575)	304,801	214,707	120,659	20,946	4,575,768	235,417	81,599
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(43,192)	(1,719)	(22,546)	(482)	(130)	(3,980)	-	(1,077)	(1,228)	(665)
Net increase (decrease) in net assets from
contract transactions	6,541,941	(458,417)	(887,508)	389,991	336,762	(399,187)	251,638	11,706,475	466,936	768,214

Net increase (decrease) in net assets	5,784,910	(1,356,407)	(5,819,618)	187,942	166,325	(2,412,008)	237,787	9,084,023	(456,678)	300,987

Net assets beginning of period	34,091,669	2,464,921	17,379,196	-	-	4,475,386	-	82,535	2,620,327	776,656

Net assets end of period	$ 39,876,579	$ 1,108,514	$ 11,559,578	$ 187,942	$ 166,325	$ 2,063,378	$ 237,787	$ 9,166,558	$ 2,163,649	$ 1,077,643

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,360,679	201,111	1,327,566	-	-	358,155	-	8,321	264,384	74,049

Units Issued	1,441,269	17,254	481,953	60,812	54,296	31,988	40,238	1,521,222	73,662	113,786
Units Redeemed	(1,020,215)	(67,294)	(503,884)	(27,412)	(27,639)	(85,151)	(74)	(155,745)	(22,965)	(16,130)

Units Outstanding at December 31, 2008	2,781,733	151,071	1,305,635	33,400	26,657	304,992	40,164	1,373,798	315,081	171,705

(a) Commencement of operations March 31, 2008.
(b) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/S&P	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/
	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed
	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate
	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ (6,483)	$ (5,741)	$ 20,693	$ 4,463	$ 993	$ (803,766)	$ 700,734	$ (1,110,452)	$ 985,409	$ 415,757
Net realized gain (loss) on investments	(80,910)	(100,279)	(11,449)	(51,972)	4,719	4,471,534	13,674	3,459,287	241,017	1,434,164
Net change in unrealized appreciation
(depreciation) on investments	(515,378)	(1,110,338)	(184,731)	(28,577)	(33,233)	(27,868,050)	(5,461,486)	(40,847,002)	(13,299,497)	(33,453,549)
Net increase (decrease) in net assets
from operations	(602,771)	(1,216,358)	(175,487)	(76,086)	(27,521)	(24,200,282)	(4,747,078)	(38,498,167)	(12,073,071)	(31,603,628)

Contract transactions 1
Purchase payments (Note 4)	1,586,167	2,155,497	1,131,172	25,151	203,637	8,196,610	6,673,459	11,019,899	13,134,862	14,521,080
Surrenders and terminations	(88,163)	(64,159)	(8,893)	(217,164)	(1,203)	(5,270,830)	(1,941,704)	(8,135,053)	(2,652,851)	(7,439,735)
Transfers between portfolios	311,603	307,787	163,370	(172)	39,056	(10,447,993)	8,123,845	(8,915,273)	2,748,159	(13,314,047)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(73)	(395)	(25)	(13,313)	(2)	(77,344)	(22,694)	(125,066)	(40,347)	(87,541)
Net increase (decrease) in net assets from
contract transactions	1,809,534	2,398,730	1,285,624	(205,498)	241,488	(7,599,557)	12,832,906	(6,155,493)	13,189,823	(6,320,243)

Net increase (decrease) in net assets	1,206,763	1,182,372	1,110,137	(281,584)	213,967	(31,799,839)	8,085,828	(44,653,660)	1,116,752	(37,923,871)

Net assets beginning of period	980,093	1,784,717	123,580	348,394	-	67,327,185	21,481,421	108,086,353	42,576,985	113,847,752

Net assets end of period	$ 2,186,856	$ 2,967,089	$ 1,233,717	$ 66,810	$ 213,967	$ 35,527,346	$ 29,567,249	$ 63,432,693	$ 43,693,737	$ 75,923,881

1 Contract unit transactions
Units Outstanding at December 31, 2007	93,356	170,063	12,655	32,626	-	4,383,355	1,848,231	6,945,747	3,435,708	7,641,636

Units Issued	268,731	339,483	168,342	2,414	51,445	1,689,103	1,880,450	2,497,035	2,434,381	1,841,289
Units Redeemed	(74,084)	(69,174)	(7,639)	(25,826)	(17,219)	(2,243,375)	(732,361)	(3,097,987)	(1,322,456)	(2,372,219)

Units Outstanding at December 31, 2008	288,003	440,372	173,358	9,214	34,226	3,829,083	2,996,320	6,344,795	4,547,633	7,110,706

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/S&P	JNL/S&P				JNL/
	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/
	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value
	Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ -	$ -	$ (10,526)	$ (5,322)	$ (1,534)	$ (14,139)	$ 42,165	$ 146,042	$ 102,692	$ (186,324)
Net realized gain (loss) on investments	-	-	12,858	(53,755)	22,377	(13,443)	(256,554)	244,481	-	(772,729)
Net change in unrealized appreciation
(depreciation) on investments	-	-	(688,727)	(417,775)	(261,891)	(739,409)	(2,272,621)	(4,470,538)	-	(3,153,348)
Net increase (decrease) in net assets
from operations	-	-	(686,395)	(476,852)	(241,048)	(766,991)	(2,487,010)	(4,080,015)	102,692	(4,112,401)

Contract transactions 1
Purchase payments (Note 4)	-	-	678,368	290,162	300,059	600,520	133,724	3,299,255	15,901,469	1,107,293
Surrenders and terminations	-	-	(55,984)	(23,842)	(14,881)	(183,666)	(127,173)	(1,573,205)	(11,051,659)	(624,752)
Transfers between portfolios	-	-	480,313	(18,161)	(67,997)	(287,571)	7,323,902	187,220	5,770,123	(1,211,112)
Net annuitization transactions	-	-	-	-	-	-	-	(6,645)	-	-
Policyholder charges (Note 3)	-	-	(277)	(121)	(761)	(1,575)	(1,358)	(17,452)	(162,546)	(10,622)
Net increase (decrease) in net assets from
contract transactions	-	-	1,102,420	248,038	216,420	127,708	7,329,095	1,889,173	10,457,387	(739,193)

Net increase (decrease) in net assets	-	-	416,025	(228,814)	(24,628)	(639,283)	4,842,085	(2,190,842)	10,560,079	(4,851,594)

Net assets beginning of period	-	-	1,527,379	1,179,322	729,960	3,669,156	-	17,514,738	23,711,325	13,500,985

Net assets end of period	$ -	$ -	$ 1,943,404	$ 950,508	$ 705,332	$ 3,029,873	$ 4,842,085	$ 15,323,896	$ 34,271,404	$ 8,649,391

1 Contract unit transactions
Units Outstanding at December 31, 2007	-	-	131,482	100,201	61,266	330,007	-	724,309	1,915,623	620,956

Units Issued	-	-	156,848	57,029	46,975	137,714	933,945	258,276	4,178,518	282,711
Units Redeemed	-	-	(45,067)	(34,012)	(14,790)	(129,398)	(172,023)	(208,682)	(3,354,252)	(296,757)

Units Outstanding at December 31, 2008	-	-	243,263	123,218	93,451	338,323	761,922	773,903	2,739,889	606,910

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/T.Rowe	JNL/T.Rowe	JNL/T.Rowe
	Price Established	Price Mid-Cap	Price Value
	Growth Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ (463,102)	$ (476,692)	$ 61,040
Net realized gain (loss) on investments	(741,633)	(33,251)	1,552,804
Net change in unrealized appreciation
(depreciation) on investments	(15,010,456)	(14,397,375)	(13,854,548)
Net increase (decrease) in net assets
from operations	(16,215,191)	(14,907,318)	(12,240,704)

Contract transactions 1
Purchase payments (Note 4)	2,568,162	4,006,236	1,672,956
Surrenders and terminations	(2,802,321)	(2,451,407)	(1,919,420)
Transfers between portfolios	(42,870)	(6,154,114)	(1,280,814)
Net annuitization transactions	-	-	-
Policyholder charges (Note 3)	(25,590)	(34,969)	(18,630)
Net increase (decrease) in net assets from
contract transactions	(302,619)	(4,634,254)	(1,545,908)

Net increase (decrease) in net assets	(16,517,810)	(19,541,572)	(13,786,612)

Net assets beginning of period	37,428,871	39,876,482	31,075,240

Net assets end of period	$ 20,911,061	$ 20,334,910	$ 17,288,628

1 Contract unit transactions
Units Outstanding at December 31, 2007	1,502,610	1,025,330	1,964,634

Units Issued	201,080	236,647	304,326
Units Redeemed	(308,393)	(394,413)	(413,115)

Units Outstanding at December 31, 2008	1,395,297	867,564	1,855,845

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contained ninety-nine (99) Portfolios during 2009, but currently contains eighty-nine (89) Portfolios as of December 31, 2009, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P 4 Fund
JNL Institutional Alt 35 Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Competitive Advantage Fund
JNL Institutional Alt 50 Fund	JNL/Lazard Small Cap Equity Fund(1)	JNL/S&P Disciplined Growth Fund
JNL Institutional Alt 65 Fund	JNL/M&G Global Basics Fund	JNL/S&P Disciplined Moderate Fund
JNL/AIM Global Real Estate Fund	JNL/M&G Global Leaders Fund	JNL/S&P Disciplined Moderate Growth Fund
JNL/AIM International Growth Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Dividend Income & Growth Fund
JNL/AIM Large Cap Growth Fund	JNL/MCM Bond Index Fund*	JNL/S&P Growth Retirement Strategy Fund(1)
JNL/AIM Small Cap Growth Fund	JNL/MCM Enhanced S&P 500 Stock Index Fund(1)*	JNL/S&P Intrinsic Value Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM European 30 Fund*	JNL/S&P Managed Aggressive Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Global Alpha Fund*	JNL/S&P Managed Conservative Fund
JNL/Capital Guardian International Small Cap Fund	JNL/MCM Index 5 Fund*	JNL/S&P Managed Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM International Index Fund*	JNL/S&P Managed Moderate Fund
JNL/Credit Suisse Commodity Securities Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Credit Suisse Long/Short Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/S&P Moderate Growth Retirement Strategy Fund(1)
JNL/Eagle Core Equity Fund	JNL/MCM S&P 500 Index Fund*	JNL/S&P Moderate Retirement Strategy Fund(1)
JNL/Eagle SmallCap Equity Fund	JNL/MCM Small Cap Index Fund*	JNL/S&P Retirement 2015 Fund(1)
JNL/Franklin Templeton Founding Strategy Fund	JNL/Oppenheimer Global Growth Fund	JNL/S&P Retirement 2020 Fund(1)
JNL/Franklin Templeton Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/S&P Retirement 2025 Fund(1)
JNL/Franklin Templeton Income Fund	JNL/PAM China-India Fund	JNL/S&P Retirement Income Fund(1)
JNL/Franklin Templeton Mutual Shares Fund	JNL/PIMCO Real Return Fund	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/PIMCO Total Return Bond Fund	JNL/Select Balanced Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PPM America Core Equity Fund(1)	JNL/Select Money Market Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PPM America High Yield Bond Fund	JNL/Select Value Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/PPM America Mid Cap Value Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Ivy Asset Strategy Fund	JNL/PPM America Small Cap Value Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/JPMorgan International Value Fund	JNL/PPM America Value Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Value Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2009, the following acquisitions were completed:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO	DATE OF AQUISITION
JNL/Lazard Small Cap Equity Fund	JNL/MCM Small Cap Index Fund	April 3, 2009
JNL/MCM Enhanced S&P 500 Stock Index Fund	JNL/MCM S&P 500 Index Fund	April 3, 2009
JNL/S&P Moderate Retirement Strategy Fund	JNL/S&P Disciplined Moderate Fund	April 3, 2009
JNL/S&P Moderate Growth Retirement Strategy Fund	JNL/S&P Disciplined Moderate Growth Fund	April 3, 2009
JNL/S&P Growth Retirement Strategy Fund	JNL/S&P Disciplined Growth Fund	April 3, 2009
JNL/S&P Retirement Income Fund	JNL/S&P Managed Moderate Fund	September 25, 2009
JNL/S&P Retirement 2015 Fund	JNL/S&P Managed Moderate Growth Fund	September 25, 2009
JNL/S&P Retirement 2020 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/S&P Retirement 2025 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/PPM America Core Equity Fund	JNL/MCM S&P 500 Index Fund	September 25, 2009

During the year ended December 31, 2009, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Credit Suisse Global Natural Resources Fund	JNL/Credit Suisse Commodity Securities Fund	September 28, 2009
JNL/Goldman Sachs Short Duration Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund(2)	September 28, 2009

(1) These funds are no longer available as of December 31, 2009.
(2) This name change is due to a change in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2009, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.   For the years ended December 31, 2009 and 2008, contract maintenance charges were assessed in the amount of $310,723, and $259,376, respectively.

Transfer Fee Charge

A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs.  This fee will be deducted from the amount transferred prior to the allocation to a different portfolio.   For the years ended December 31, 2009 and 2008, transfer fee charges were assessed in the amount of $202 and $575, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2009 and 2008, surrender charges were assessed in the amount of $868,300 and $1,519,846, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product.  Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any “step-up” subject to a maximum charge of 0.81%.  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period.  If the optional three or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction  of 0.15% - 0.60% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,008,376 and $1,967,258 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2009, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL Institutional Alt 20 Fund	$5,192,153	$876,291	JNL/MCM Enhanced S&P 500 Stock Index Fund	$294,493	$3,635,709
JNL Institutional Alt 35 Fund	4,369,030	51,865	JNL/MCM European 30 Fund	1,030,080	159,959
JNL Institutional Alt 50 Fund	10,472,174	148,644	JNL/MCM Global Alpha Fund	125,045	10,234
JNL Institutional Alt 65 Fund	4,079,846	180,626	JNL/MCM Index 5 Fund	17,268,261	2,572,593
JNL/AIM Global Real Estate Fund	5,893,018	2,398,201	JNL/MCM International Index Fund	8,976,594	6,059,052
JNL/AIM International Growth Fund	6,275,275	2,964,821	JNL/MCM Pacific Rim 30 Fund	917,726	126,923
JNL/AIM Large Cap Growth Fund	4,568,157	2,365,990	JNL/MCM S&P 400 MidCap Index Fund	6,575,909	7,647,702
JNL/AIM Small Cap Growth Fund	4,290,451	1,443,623	JNL/MCM S&P 500 Index Fund	22,081,004	10,816,411
JNL/Capital Guardian Global Balanced Fund	5,077,841	2,849,827	JNL/MCM Small Cap Index Fund	11,706,239	10,837,922
JNL/Capital Guardian Global Diversified Research Fund	4,153,786	1,765,104	JNL/Oppenheimer Global Growth Fund	7,202,187	4,139,788
JNL/Capital Guardian International Small Cap Fund	4,665,845	684,549	JNL/PAM Asia ex-Japan Fund	6,086,218	1,551,984
JNL/Capital Guardian U.S. Growth Equity Fund	7,884,262	2,813,915	JNL/PAM China-India Fund	14,822,623	2,137,024
JNL/Credit Suisse Commodity Securities Fund	21,333,657	18,642,313	JNL/PIMCO Real Return Fund	15,691,366	6,910,707
JNL/Credit Suisse Long/Short Fund	1,934,057	617,050	JNL/PIMCO Total Return Bond Fund	71,931,851	19,227,798
JNL/Eagle Core Equity Fund	2,524,536	1,188,728	JNL/PPM America Core Equity Fund	698,597	2,056,726
JNL/Eagle SmallCap Equity Fund	5,223,093	1,684,702	JNL/PPM America High Yield Bond Fund	18,984,172	7,280,205
JNL/Franklin Templeton Founding Strategy Fund	13,499,469	7,260,296	JNL/PPM America Mid Cap Value Fund	685,412	272,648
JNL/Franklin Templeton Global Growth Fund	2,732,548	1,041,835	JNL/PPM America Small Cap Value Fund	829,439	297,164
JNL/Franklin Templeton Income Fund	15,337,300	9,789,774	JNL/PPM America Value Equity Fund	1,206,386	933,695
JNL/Franklin Templeton Mutual Shares Fund	6,614,695	3,336,553	JNL/Red Rocks Listed Private Equity Fund	1,443,431	345,841
JNL/Franklin Templeton Small Cap Value Fund	3,085,454	753,971	JNL/S&P 4 Fund	30,421,706	12,075,861
JNL/Goldman Sachs Core Plus Bond Fund	8,420,449	5,970,096	JNL/S&P Competitive Advantage Fund	9,015,504	2,748,954
JNL/Goldman Sachs Emerging Markets Debt Fund	3,719,133	300,865	JNL/S&P Disciplined Growth Fund	4,997,733	1,046,721
JNL/Goldman Sachs Mid Cap Value Fund	2,740,273	819,421	JNL/S&P Disciplined Moderate Fund	7,288,488	702,371
JNL/Ivy Asset Strategy Fund	4,772,719	99,753	JNL/S&P Disciplined Moderate Growth Fund	8,558,051	1,208,547
JNL/JPMorgan International Value Fund	6,285,597	5,319,221	JNL/S&P Dividend Income & Growth Fund	2,479,089	573,433
JNL/JPMorgan MidCap Growth Fund	9,790,104	2,864,591	JNL/S&P Growth Retirement Strategy Fund	326	63,096
JNL/JPMorgan U.S. Government & Quality Bond Fund	10,638,731	8,229,782	JNL/S&P Intrinsic Value Fund	1,580,408	333,717
JNL/Lazard Emerging Markets Fund	25,904,597	10,248,740	JNL/S&P Managed Aggressive Growth Fund	19,332,230	10,488,662
JNL/Lazard Mid Cap Equity Fund	2,723,965	2,298,829	JNL/S&P Managed Conservative Fund	25,900,563	11,747,655
JNL/Lazard Small Cap Equity Fund	348,145	4,534,935	JNL/S&P Managed Growth Fund	63,268,548	20,305,258
JNL/M&G Global Basics Fund	696,040	192,539	JNL/S&P Managed Moderate Fund	45,708,817	10,759,476
JNL/M&G Global Leaders Fund	476,863	114,829	JNL/S&P Managed Moderate Growth Fund	61,299,394	24,702,644
JNL/MCM 10 x 10 Fund	10,113,201	2,722,174	JNL/S&P Moderate Growth Retirement Strategy Fund	-	-
JNL/MCM Bond Index Fund	6,648,683	7,841,271	JNL/S&P Moderate Retirement Strategy Fund	-	-

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/S&P Retirement 2015 Fund	$3,050,199	$5,484,391	JNL/Select Money Market Fund	$27,546,131	$37,317,843
JNL/S&P Retirement 2020 Fund	2,240,606	3,525,645	JNL/Select Value Fund	6,758,230	4,255,943
JNL/S&P Retirement 2025 Fund	669,806	1,463,740	JNL/T. Rowe Price Established Growth Fund	6,067,155	2,402,442
JNL/S&P Retirement Income Fund	2,173,998	5,476,296	JNL/T. Rowe Price Mid-Cap Growth Fund	13,497,488	5,846,353
JNL/S&P Total Yield Fund	1,951,337	5,463,825	JNL/T. Rowe Price Short-Term Bond Fund	17,113,885	5,561,777
JNL/Select Balanced Fund	18,058,246	6,047,866	JNL/T. Rowe Price Value Fund	5,944,902	4,821,221

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/MCM 25 Fund	$3,378,646	$9,022,396	JNL/MCM NYSE® International 25 Fund	$3,059,281	$2,098,720
JNL/MCM Communications Sector Fund	696,825	409,487	JNL/MCM Oil & Gas Sector Fund	10,938,033	5,371,647
JNL/MCM Consumer Brands Sector Fund	619,146	413,919	JNL/MCM S&P® 24 Fund	1,373,942	6,397,674
JNL/MCM Dow SM Dividend Fund	6,231,833	4,080,553	JNL/MCM S&P® SMid 60 Fund	12,784,715	8,871,426
JNL/MCM Financial Sector Fund	5,270,551	2,805,015	JNL/MCM Select Small-Cap Fund	2,956,885	1,921,547
JNL/MCM Healthcare Sector Fund	5,286,858	6,075,054	JNL/MCM Technology Sector Fund	15,750,653	3,801,653
JNL/MCM JNL 5 Fund	49,479,439	61,683,091	JNL/MCM Value Line® 30 Fund	9,336,972	16,615,228
JNL/MCM JNL Optimized 5 Fund	9,001,227	5,261,810	JNL/MCM VIP Fund	3,059,156	3,382,491
JNL/MCM Nasdaq® 25 Fund	1,959,446	1,616,940

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2009 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.511871	$ 13.013149	$ 13.337478	$ 13.718944	$ 10.018332	$ 11.880546	$ 8.746244	$ 10.436552	$ 8.549148	$ 19.186964
Total Return *	-0.03%***	0.04%***	0.11%***	22.37%***	28.54%	32.86%	19.42%	30.03%	17.68%	34.25%
Ratio of Expenses **	2.345%	2.345%	2.345%	2.46%	3.06%	3.06%	4.00%	3.60%	4.00%	2.92%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 7.794000	$ 8.941970	$ 7.324091	$ 8.026065	$ 7.264910	$ 14.291823
Total Return *	n/a	n/a	n/a	n/a	-37.64%	-42.72%	-40.11%	-41.86%	-31.10%	-41.86%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.06%	3.06%	4.00%	3.60%	4.00%	2.92%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 12.498967	$ 15.610040	$ 12.228711	$ 13.804828	$ 10.543817	$ 26.239730
Total Return *	n/a	n/a	n/a	n/a	-19.38%***	6.87%***	11.19%	7.41%	3.70%	2.45%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.06%	3.06%	4.00%	3.60%	4.00%	2.72%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.193606	$ 14.852999	$ 10.998069	$ 12.851988	$ 10.167521	$ 23.065061
Total Return *	n/a	n/a	n/a	n/a	32.43%	19.03%	3.64%	10.45%	6.46%	10.57%
Ratio of Expenses **	n/a	n/a	n/a	n/a	2.95%	2.95%	4.00%	3.60%	4.00%	2.45%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.473288	$ 12.478356	$ 10.611801	$ 11.635991	$ 9.550912	$ 20.859781
Total Return *	n/a	n/a	n/a	n/a	9.43***	12.58%***	3.04%	4.60%	5.78%	-0.55%
Ratio of Expenses **	n/a	n/a	n/a	n/a	2.95%	2.95%	4.00%	3.60%	4.00%	2.45%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.617915	$ 13.108918	$ 13.450517	$ 13.842677	$ 10.902034	$ 15.598755	$ 11.086130	$ 12.646845	$ 11.153827	$ 24.501862
Total Return *	4.23%***	20.14%***	1.37%***	2.20%***	30.89%	35.36%	22.93%	33.13%	20.96%	36.51%
Ratio of Expenses **	1.20%	1.35%	1.20%	1.25%	1.25%	1.20%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 8.329075	$ 11.524130	$ 9.018126	$ 9.499926	$ 9.221201	$ 17.948440
Total Return *	n/a	n/a	n/a	n/a	-36.50%	-35.61%***	-38.35%	-40.48%	-29.18%	-43.20%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.25%	1.20%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 13.117101	$ 19.623745	$ 14.626770	$ 15.960342	$ 13.020007	$ 31.597476
Total Return *	n/a	n/a	n/a	n/a	-16.07%***	8.41%	14.48%	9.98%	6.61%	-3.47%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.628634	$ 18.102209	$ 12.776730	$ 14.511723	$ 12.212895	$ 26.214779
Total Return *	n/a	n/a	n/a	n/a	34.78%	21.07%	6.68%	13.07%	9.42%	11.79%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.35%	1.25%	1.10%	1.25%	1.25%	1.35%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.595734	$ 14.952201	$ 11.976548	$ 12.834332	$ 11.161868	$ 23.449660
Total Return *	n/a	n/a	n/a	n/a	9.03%***	9.32%	6.06%	7.08%	8.72%	0.55%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.35%	1.25%	1.10%	1.25%	1.25%	1.35%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 4,545	$ 4,543	$ 10,572	$ 4,143	$ 9,829	$ 16,218	$ 9,404	$ 6,353	$ 13,985	$ 8,855
Units Outstanding (in thousands)	361	347	788	300	919	1,140	892	522	1,299	446
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	3.02%	2.22%	0.31%	0.00%	2.46%	1.86%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 4,718	$ 9,437	$ 5,553	$ 2,303	$ 9,625	$ 4,641
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	577	906	650	254	1,077	347
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.10%	0.45%	0.15%	0.00%	1.10%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 6,850	$ 14,387	$ 7,404	$ 3,930	$ 12,554	$ 5,787
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	530	816	535	258	990	299
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.50%	1.71%	0.42%	0.28%	2.59%	0.71%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 7,640	$ 8,157	$ 6,042	$ 3,987	$ 10,268	$ 3,676
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	494	519	497	287	859	273
Investment Income Ratio *	n/a	n/a	n/a	n/a	0.08%	0.17%	0.00%	0.00%	0.13%	0.09%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 1,179	$ 3,690	$ 4,672	$ 3,488	$ 8,699	$ 3,601
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	102	308	409	283	790	326
Investment Income Ratio *	n/a	n/a	n/a	n/a	0.00%	1.82%	0.04%	0.00%	0.01%	0.54%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.571401	$ 18.582853	$ 9.286455	$ 7.830309	$ 11.638017	$ 17.205430	$ 7.692367	$ 7.171023	$ 9.333800	$ 7.311457
Total Return *	48.61%	30.89%	45.41%	22.16%***	29.30%	31.59%	26.39%	27.07%	28.91%	23.54%
Ratio of Expenses **	2.645%	2.95%	3.06%	2.56%	3.445%	2.92%	2.92%	2.92%	3.06%	2.56%

Period ended December 31, 2008

Unit Value	$ 4.421985	$ 14.196883	$ 6.386254	$ 6.443505	$ 9.000976	$ 13.075035	$ 6.086256	$ 5.643363	$ 7.240302	$ 5.918448
Total Return *	-55.11%	-42.60%	-52.69%	-39.20%	-41.10%	-40.06%	-37.97%	-42.33%	-31.85%	-39.47%
Ratio of Expenses **	2.645%	2.95%	3.06%	2.46%	3.445%	2.92%	2.92%	2.92%	3.06%	2.56%

Period ended December 31, 2007

Unit Value	$ 9.849998	$ 24.731198	$ 13.499173	$ 10.597762	$ 15.282170	$ 21.815073	$ 9.812218	$ 9.785701	$ 10.624672	$ 9.777653
Total Return *	-2.45%***	6.52%	14.39%***	-1.94%***	-2.84%	8.85%	-3.47%***	-8.10%***	-3.52%***	-5.59%***
Ratio of Expenses **	2.645%	2.95%	3.06%	2.46%	3.445%	2.92%	2.92%	2.92%	3.06%	2.56%

Period ended December 31, 2006

Unit Value	n/a	$ 23.216435	n/a	n/a	$ 15.728676	$ 20.041342	n/a	n/a	$ 10.767823	n/a
Total Return *	n/a	1.57%	n/a	n/a	8.55%	16.65%	n/a	n/a	5.49%***	n/a
Ratio of Expenses **	n/a	2.95%	n/a	n/a	3.445%	2.92%	n/a	n/a	2.92%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 22.857142	n/a	n/a	$ 14.489276	$ 17.181084	n/a	n/a	n/a	n/a
Total Return *	n/a	7.25%***	n/a	n/a	-0.12%	-0.42%	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	2.95%	n/a	n/a	3.445%	2.92%	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.771385	$ 24.008993	$ 9.811404	$ 8.148045	$ 15.895750	$ 21.915024	$ 8.081629	$ 7.533953	$ 9.992628	$ 7.611388
Total Return *	0.84%***	33.21%	48.14%	23.37%	32.37%	34.00%	28.52%	29.21%	4.97%***	25.23%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.10%	1.10%	1.25%	1.25%	1.20%	1.20%

Period ended December 31, 2008

Unit Value	$ 4.484082	$ 18.024075	$ 6.622915	$ 6.604318	$ 12.009007	$ 16.353961	$ 6.288338	$ 5.830781	$ 7.598687	$ 6.077994
Total Return *	-54.52%	-37.16%***	-50.26%***	-32.20%***	-39.70%	-38.96%	-36.93%	-41.36%	-30.61%	-34.06%***
Ratio of Expenses **	1.35%	1.20%	1.20%	1.20%	1.10%	1.10%	1.25%	1.25%	1.25%	1.20%

Period ended December 31, 2007

Unit Value	$ 9.859775	$ 30.659761	$ 13.730889	$ 10.710847	$ 19.916715	$ 26.791566	$ 9.970116	$ 9.943224	$ 10.950553	$ 9.900980
Total Return *	-2.17%***	8.36%	1.58%***	4.97%***	-0.52%	10.86%	-4.99%***	-7.78%***	0.58%***	-2.04%***
Ratio of Expenses **	1.35%	1.25%	1.25%	1.35%	1.10%	1.10%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2006

Unit Value	n/a	$ 28.294191	n/a	n/a	$ 20.020920	$ 24.167102	n/a	n/a	$ 10.887761	n/a
Total Return *	n/a	3.31%	n/a	n/a	11.12%	18.78%	n/a	n/a	8.88%***	n/a
Ratio of Expenses **	n/a	1.25%	n/a	n/a	1.10%	1.10%	n/a	n/a	1.40%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 27.387918	n/a	n/a	$ 18.016966	$ 20.346844	n/a	n/a	n/a	n/a
Total Return *	n/a	3.37%	n/a	n/a	2.25%	1.40%	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	1.25%	n/a	n/a	1.10%	1.10%	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 5,539	$ 14,962	$ 28,331	$ 3,506	$ 4,315	$ 10,264	$ 41,621	$ 5,832	$ 34,693	$ 10,152
Units Outstanding (in thousands)	826	800	2,934	436	328	521	5,214	782	3,531	1,351
Investment Income Ratio *	2.36%	0.18%	0.86%	0.97%	1.31%	0.00%	0.07%	2.26%	7.00%	4.44%

Period ended December 31, 2008

Net Assets (in thousands)	$ 709	$ 6,682	$ 17,074	$ 1,601	$ 2,152	$ 4,286	$ 26,679	$ 3,094	$ 23,604	$ 5,576
Units Outstanding (in thousands)	159	557	2,612	245	235	299	4,280	535	3,144	925
Investment Income Ratio *	0.22%	0.00%	0.08%	0.00%	2.51%	0.00%	1.39%	0.02%	0.09%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$ 155	$ 9,399	$ 22,157	$ 518	$ 4,094	$ 6,747	$ 36,507	$ 4,740	$ 28,076	$ 7,161
Units Outstanding (in thousands)	16	537	1,622	49	286	296	3,678	479	2,586	726
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.98%	2.17%	0.00%	1.22%	4.15%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$ 7,526	n/a	n/a	$ 4,580	$ 5,301	n/a	n/a	$ 5,251	n/a
Units Outstanding (in thousands)	n/a	528	n/a	n/a	314	273	n/a	n/a	484	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.00%	0.00%	n/a	n/a	0.47%	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 7,392	n/a	n/a	$ 4,512	$ 4,322	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	623	n/a	n/a	348	275	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.90%	0.00%	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.501581	$ 16.366352	$ 11.542313	$ 9.958343	$ 10.346684	$ 9.442039	$ 15.994559	$ 12.335502	$ 11.107627	$ 12.792119
Total Return *	29.77%	10.45%	9.49%***	28.66%	-0.34%***	25.48%	38.84%	-0.37%	66.56%	34.69%
Ratio of Expenses **	2.92%	3.30%	2.56%	3.06%	2.37%	3.67%	2.92%	4.00%	3.06%	3.62%

Period ended December 31, 2008

Unit Value	$ 7.322015	$ 14.817905	$ 9.627208	$ 7.740295	n/a	$ 7.524892	$ 11.519886	$ 12.381527	$ 6.668671	$ 9.497574
Total Return *	-35.05%	-8.25%	1.68%***	-38.02%	n/a	-46.49%	-46.04%	2.36%	-51.55%	-41.13%
Ratio of Expenses **	2.92%	3.30%	2.32%	3.06%	n/a	3.67%	2.92%	4.00%	3.06%	3.62%

Period ended December 31, 2007

Unit Value	$ 11.273287	$ 16.150638	n/a	$ 12.488638	n/a	$ 14.063652	$ 21.350052	$ 12.096597	$ 13.765183	$ 16.133863
Total Return *	-8.86%	3.51%	n/a	-6.17%***	n/a	7.91%	4.84%	2.19%	31.56%***	-6.09%
Ratio of Expenses **	2.92%	3.30%	n/a	3.06%	n/a	3.67%	2.92%	4.00%	3.06%	3.62%

Period ended December 31, 2006

Unit Value	$ 12.368543	$ 15.602425	n/a	$ 12.557941	n/a	$ 13.032392	$ 20.365068	$ 11.837508	$ 10.811520	$ 17.179980
Total Return *	8.71%***	1.30%	n/a	8.72%***	n/a	27.24%	8.84%	-0.79%	14.76%***	10.50%
Ratio of Expenses **	2.92%	3.30%	n/a	2.92%	n/a	3.67%	2.92%	4.00%	2.47%	3.62%

Period ended December 31, 2005

Unit Value	$ 10.822833	$ 15.402942	n/a	$ 11.186412	n/a	$ 10.242631	$ 18.711181	$ 11.931278	n/a	$ 15.547664
Total Return *	-2.06%***	-0.70%	n/a	0.75%***	n/a	14.30%	3.12%	-1.65%	n/a	4.95%
Ratio of Expenses **	2.86%	3.30%	n/a	2.72%	n/a	3.67%	2.92%	4.00%	n/a	3.62%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.222878	$ 22.584355	$ 11.702888	$ 10.861081	$ 10.373870	$ 12.799740	$ 20.424376	$ 18.581407	$ 11.891765	$ 17.238509
Total Return *	31.81%	12.91%	21.28%	2.03%***	4.38%***	28.74%	41.18%	2.46%	2.85%***	38.13%
Ratio of Expenses **	1.35%	1.10%	1.35%	1.20%	1.35%	1.10%	1.25%	1.20%	1.20%	1.10%

Period ended December 31, 2008

Unit Value	$ 7.755973	$ 20.002660	$ 9.649295	$ 8.241286	n/a	$ 9.942002	$ 14.466516	$ 18.135712	$ 6.998757	$ 12.480293
Total Return *	-34.03%	-6.21%	7.15%***	-36.95%	n/a	-45.10%	-45.13%	5.26%	-50.67%	-39.63%
Ratio of Expenses **	1.35%	1.10%	1.35%	1.35%	n/a	1.10%	1.25%	1.20%	1.25%	1.10%

Period ended December 31, 2007

Unit Value	$ 11.756122	$ 21.327295	n/a	$ 13.070993	n/a	$ 18.109633	$ 26.367299	$ 17.229132	$ 14.187324	$ 20.673108
Total Return *	-7.40%	5.83%	n/a	1.41%	n/a	10.74%	6.61%	1.64%***	-0.35%***	-3.68%
Ratio of Expenses **	1.35%	1.10%	n/a	1.35%	n/a	1.10%	1.25%	1.20%	1.25%	1.10%

Period ended December 31, 2006

Unit Value	$ 12.695707	$ 20.152585	n/a	$ 12.889320	n/a	$ 16.353590	$ 24.731845	$ 16.297123	$ 10.892120	$ 21.462784
Total Return *	16.13%	3.54%	n/a	14.18%	n/a	30.54%	10.67%	1.97%	9.15%***	13.31%
Ratio of Expenses **	1.35%	1.10%	n/a	1.35%	n/a	1.10%	1.25%	1.25%	1.35%	1.10%

Period ended December 31, 2005

Unit Value	$ 10.931928	$ 19.463165	n/a	$ 11.288517	n/a	$ 12.527634	$ 22.347947	$ 15.981831	n/a	$ 18.941460
Total Return *	-0.22%***	1.50%	n/a	-0.04%***	n/a	17.27%	4.85%	1.09%	n/a	7.62%
Ratio of Expenses **	1.35%	1.10%	n/a	1.35%	n/a	1.10%	1.25%	1.25%	n/a	1.10%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 5,783	$ 18,061	$ 3,676	$ 5,694	$ 4,687	$ 19,101	$ 15,041	$ 17,065	$ 30,651	$ 10,301
Units Outstanding (in thousands)	574	886	316	536	452	1,587	882	1,008	2,620	654
Investment Income Ratio *	0.99%	4.89%	0.22%	1.33%	0.00%	4.38%	0.00%	2.66%	2.46%	0.83%

Period ended December 31, 2008

Net Assets (in thousands)	$ 2,371	$ 14,518	$ 90	$ 2,680	n/a	$ 14,626	$ 3,832	$ 14,559	$ 7,602	$ 7,070
Units Outstanding (in thousands)	310	825	9	331	n/a	1,560	397	896	1,100	619
Investment Income Ratio *	1.14%	3.90%	0.00%	0.99%	n/a	2.14%	0.00%	2.39%	0.68%	1.32%

Period ended December 31, 2007

Net Assets (in thousands)	$ 2,806	$ 15,399	n/a	$ 4,209	n/a	$ 28,958	$ 7,907	$ 9,981	$ 10,062	$ 12,268
Units Outstanding (in thousands)	242	827	n/a	327	n/a	1,675	486	659	715	648
Investment Income Ratio *	2.67%	3.69%	n/a	2.05%	n/a	5.58%	0.00%	3.48%	0.22%	5.55%

Period ended December 31, 2006

Net Assets (in thousands)	$ 1,909	$ 10,767	n/a	$ 1,796	n/a	$ 16,995	$ 5,617	$ 8,591	$ 1,501	$ 10,578
Units Outstanding (in thousands)	152	613	n/a	141	n/a	1,056	429	615	138	541
Investment Income Ratio *	0.07%	0.00%	n/a	0.09%	n/a	0.14%	0.00%	0.00%	0.00%	0.20%

Period ended December 31, 2005

Net Assets (in thousands)	$ 522	$ 8,475	n/a	$ 443	n/a	$ 5,673	$ 5,604	$ 8,562	n/a	$ 8,755
Units Outstanding (in thousands)	48	518	n/a	40	n/a	447	506	640	n/a	508
Investment Income Ratio *	0.00%	5.91%	n/a	0.00%	n/a	0.51%	0.28%	3.86%	n/a	11.08%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio(a)	Index Portfolio(d)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.848918	$ 12.027677	$ 11.142480	$ 7.375850	$ 10.008869	$ 10.529872	$ 3.884787	$ 7.544110	$ 5.853775	$ 4.678006
Total Return *	-6.23%	2.20%***	52.64%***	21.55%	48.54%	1.78%	21.81%	28.44%	16.79%	-7.25%
Ratio of Expenses **	4.00%	2.32%	2.45%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%	3.52%

Period ended December 31, 2008

Unit Value	$ 7.304178	$ 8.387379	$ 8.317768	$ 6.068298	$ 6.738050	$ 10.345302	$ 3.189306	$ 5.873650	$ 5.012113	$ 5.043857
Total Return *	-40.98%	3.40%***	12.15%***	-37.80%	-37.09%	-0.19%	-41.46%	-33.72%	-50.82%	-39.96%
Ratio of Expenses **	4.00%	1.65%	2.00%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%	3.52%

Period ended December 31, 2007

Unit Value	$ 12.376615	n/a	n/a	$ 9.756870	$ 10.711080	$ 10.365024	$ 5.447865	$ 8.861998	$ 10.191738	$ 8.400674
Total Return *	-10.48%	n/a	n/a	2.69%***	-5.64%	2.42%	1.44%***	-11.14%	-5.83%***	0.16%
Ratio of Expenses **	4.00%	n/a	n/a	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%	3.52%

Period ended December 31, 2006

Unit Value	$ 13.825552	n/a	n/a	n/a	$ 11.351254	$ 10.120441	$ 5.591933	$ 9.972542	n/a	$ 8.387626
Total Return *	12.23%	n/a	n/a	n/a	3.63%***	-0.23%	32.69%	9.44%	n/a	12.81%
Ratio of Expenses **	4.00%	n/a	n/a	n/a	2.92%	3.82%	2.56%	3.595%	n/a	3.52%

Period ended December 31, 2005

Unit Value	$ 12.318952	n/a	n/a	n/a	n/a	$ 10.143772	$ 4.214321	$ 9.112139	n/a	$ 7.435297
Total Return *	0.56%	n/a	n/a	n/a	n/a	-1.96%	0.41%***	-5.84%	n/a	0.65%
Ratio of Expenses **	4.00%	n/a	n/a	n/a	n/a	3.82%	2.56%	3.595%	n/a	3.52%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio(a)	Index Portfolio(d)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.447625	$ 12.173516	$ 11.291894	$ 7.620194	$ 11.928181	$ 13.074377	$ 4.699190	$ 9.647037	$ 6.253416	$ 5.942069
Total Return *	-5.54%	45.03%	35.55%	23.04%	51.04%	4.59%	24.03%	31.49%	18.76%	-6.68%
Ratio of Expenses **	1.10%	1.35%	1.35%	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%	1.10%

Period ended December 31, 2008

Unit Value	$ 10.001438	$ 8.393798	$ 8.330475	$ 6.193316	$ 7.897156	$ 12.500500	$ 3.788673	$ 7.336631	$ 5.265477	$ 6.367393
Total Return *	-39.25%	11.48%***	12.21%***	-37.04%	-36.03%	2.56%	-40.39%	-32.14%	-49.99%	-38.49%
Ratio of Expenses **	1.10%	1.35%	1.35%	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%	1.10%

Period ended December 31, 2007

Unit Value	$ 16.462556	n/a	n/a	$ 9.837116	$ 12.345715	$ 12.188243	$ 6.355640	$ 10.812044	$ 10.529819	$ 10.351495
Total Return *	-7.83%	n/a	n/a	-5.29%***	-4.04%	5.26%	3.00%	-9.03%	-5.70%***	2.62%
Ratio of Expenses **	1.10%	n/a	n/a	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%	1.10%

Period ended December 31, 2006

Unit Value	$ 17.861338	n/a	n/a	n/a	$ 12.865708	$ 11.579585	$ 6.170303	$ 11.885292	n/a	$ 10.086947
Total Return *	15.52%	n/a	n/a	n/a	4.97%***	2.51%	34.43%	12.04%	n/a	15.56%
Ratio of Expenses **	1.10%	n/a	n/a	n/a	1.25%	1.10%	1.25%	1.25%	n/a	1.10%

Period ended December 31, 2005

Unit Value	$ 15.461306	n/a	n/a	n/a	n/a	$ 11.295672	$ 4.589999	$ 10.608405	n/a	$ 8.728429
Total Return *	3.51%	n/a	n/a	n/a	n/a	0.74%	-0.29%	-3.65%	n/a	3.11%
Ratio of Expenses **	1.10%	n/a	n/a	n/a	n/a	1.10%	1.25%	1.25%	n/a	1.10%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio(a)	Index Portfolio(d)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 616	$ 465	$ 21,284	$ 9,395	$ 18,998	$ 1,568	$ 1,673	$ 13,360	$ -
Units Outstanding (in thousands)	-	51	41	2,818	838	1,527	346	182	2,177	-
Investment Income Ratio *	0.50%	0.61%	1.25%	4.74%	3.81%	2.67%	4.72%	0.66%	7.65%	2.81%

Period ended December 31, 2008

Net Assets (in thousands)	$ 4,441	$ 22	$ 38	$ 11,357	$ 11,781	$ 19,683	$ 1,047	$ 1,088	$ 9,598	$ 3,601
Units Outstanding (in thousands)	481	3	5	1,845	1,607	1,652	285	155	1,851	593
Investment Income Ratio *	0.00%	0.00%	0.18%	1.06%	4.52%	4.16%	3.49%	0.37%	0.39%	1.61%

Period ended December 31, 2007

Net Assets (in thousands)	$ 7,957	n/a	n/a	$ 6,751	$ 14,078	$ 21,147	$ 4,121	$ 1,042	$ 19,682	$ 4,603
Units Outstanding (in thousands)	522	n/a	n/a	689	1,206	1,814	656	100	1,890	465
Investment Income Ratio *	4.22%	n/a	n/a	0.00%	1.33%	4.60%	4.48%	0.69%	0.00%	1.04%

Period ended December 31, 2006

Net Assets (in thousands)	$ 7,426	n/a	n/a	n/a	$ 25,126	$ 15,092	$ 2,350	$ 737	n/a	$ 3,858
Units Outstanding (in thousands)	448	n/a	n/a	n/a	2,053	1,355	360	64	n/a	393
Investment Income Ratio *	0.67%	n/a	n/a	n/a	0.00%	0.14%	0.14%	0.01%	n/a	0.41%

Period ended December 31, 2005

Net Assets (in thousands)	$ 5,876	n/a	n/a	n/a	n/a	$ 9,542	$ 477	$ 625	n/a	$ 3,416
Units Outstanding (in thousands)	408	n/a	n/a	n/a	n/a	875	97	61	n/a	392
Investment Income Ratio *	5.61%	n/a	n/a	n/a	n/a	3.45%	10.94%	3.24%	n/a	7.70%

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio(c)	Sector Portfolio	Portfolio(d)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 11.801059	$ 5.779211	$ 9.824164	$ 9.121715	$ 8.168040	$ 12.121486	$ 8.732037	$ 8.200923	$ 9.079936	$ 8.013086
Total Return *	37.60%	15.00%	-2.35%***	16.67%	21.83%	24.44%	20.03%	33.72%	30.38%	32.54%
Ratio of Expenses **	2.46%	3.10%	2.21%	3.62%	2.695%	3.82%	3.36%	2.95%	2.82%	2.61%

Period ended December 31, 2008

Unit Value	$ 8.576221	$ 5.025586	n/a	$ 7.818485	$ 6.704217	$ 9.741185	$ 7.274603	$ 6.132935	$ 6.964356	$ 6.045943
Total Return *	16.18%***	-52.15%	n/a	-25.93%	-31.73%	-45.06%	-44.44%	-47.65%	-43.14%	-47.32%
Ratio of Expenses **	2.46%	3.10%	n/a	3.62%	2.695%	3.82%	3.36%	2.95%	2.82%	2.61%

Period ended December 31, 2007

Unit Value	n/a	$ 10.503013	n/a	$ 10.556132	$ 9.820725	$ 17.731558	$ 13.092153	$ 11.714469	$ 12.247767	$ 11.477487
Total Return *	n/a	-19.90%	n/a	3.72%	-3.21%***	6.23%	-5.04%***	10.26%	3.06%***	9.88%***
Ratio of Expenses **	n/a	3.10%	n/a	3.62%	2.695%	3.82%	3.36%	2.95%	2.82%	2.61%

Period ended December 31, 2006

Unit Value	n/a	$ 13.112098	n/a	$ 10.177309	n/a	$ 16.691558	$ 13.425250	$ 10.624143	n/a	n/a
Total Return *	n/a	15.07%	n/a	2.50%	n/a	20.88%	15.19%	6.26%***	n/a	n/a
Ratio of Expenses **	n/a	3.10%	n/a	3.62%	n/a	3.82%	3.11%	2.95%	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 11.394730	n/a	$ 9.929040	n/a	$ 13.807835	$ 11.654963	n/a	n/a	n/a
Total Return *	n/a	2.88%	n/a	3.80%	n/a	9.07%	-0.84%***	n/a	n/a	n/a
Ratio of Expenses **	n/a	3.10%	n/a	3.62%	n/a	3.82%	3.11%	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio(c)	Sector Portfolio	Portfolio(d)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 11.978916	$ 7.052330	$ 9.845736	$ 11.701635	$ 8.466867	$ 14.932353	$ 9.778792	$ 8.744697	$ 9.884589	$ 8.309309
Total Return *	14.71%***	17.20%	-0.82%***	19.47%	23.48%	27.74%	22.66%	36.08%	32.51%	-9.47%***
Ratio of Expenses **	1.25%	1.20%	1.35%	1.25%	1.35%	1.20%	1.20%	1.20%	1.20%	1.25%

Period ended December 31, 2008

Unit Value	$ 8.598569	$ 6.017266	n/a	$ 9.794926	$ 6.856637	$ 11.689743	$ 7.972541	$ 6.426124	$ 7.459688	$ 6.174597
Total Return *	9.77%***	-45.11%***	n/a	-24.16%	-30.81%	-43.60%	-43.22%	-39.81%***	-33.11%***	-46.66%
Ratio of Expenses **	1.35%	1.20%	n/a	1.25%	1.35%	1.20%	1.20%	1.20%	1.20%	1.35%

Period ended December 31, 2007

Unit Value	n/a	$ 12.296201	n/a	$ 12.914850	$ 9.909799	$ 20.728167	$ 14.041607	$ 12.051653	$ 12.887159	$ 11.574967
Total Return *	n/a	-18.39%	n/a	6.23%	-3.24%***	9.07%	0.22%***	12.16%***	3.20%***	13.64%***
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	1.35%	1.20%	1.20%	1.25%	1.25%	1.35%

Period ended December 31, 2006

Unit Value	n/a	$ 15.067748	n/a	$ 12.157988	n/a	$ 19.005048	$ 14.010976	$ 10.744631	n/a	n/a
Total Return *	n/a	17.22%	n/a	4.95%	n/a	24.08%	17.48%	7.45%***	n/a	n/a
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	n/a	1.20%	1.25%	1.40%	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 12.854726	n/a	$ 11.584406	n/a	$ 15.316154	$ 11.926526	n/a	n/a	n/a
Total Return *	n/a	4.80%	n/a	6.28%	n/a	0.38%***	9.28%	n/a	n/a	n/a
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	n/a	1.20%	1.25%	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio(c)	Sector Portfolio	Portfolio(d)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 930	$ 6,988	$ 114	$ 8,822	$ 23,007	$ 32,115	$ 249,705	$ 26,986	$ 4,233	$ 5,157
Units Outstanding (in thousands)	78	1,049	12	793	2,742	2,238	26,219	3,139	441	629
Investment Income Ratio *	6.05%	1.90%	0.00%	1.48%	1.37%	2.70%	3.68%	2.95%	0.00%	5.16%

Period ended December 31, 2008

Net Assets (in thousands)	$ 23	$ 3,204	n/a	$ 8,686	$ 4,148	$ 22,887	$ 219,942	$ 16,995	$ 2,841	$ 3,077
Units Outstanding (in thousands)	3	566	n/a	937	608	2,030	28,207	2,678	391	501
Investment Income Ratio *	0.59%	1.69%	n/a	1.03%	1.32%	1.79%	2.19%	0.01%	0.03%	0.01%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	$ 2,950	n/a	$ 6,107	$ 1,982	$ 43,240	$ 411,201	$ 23,935	$ 4,932	$ 4,036
Units Outstanding (in thousands)	n/a	255	n/a	500	201	2,147	29,805	2,004	390	350
Investment Income Ratio *	n/a	1.78%	n/a	0.81%	0.00%	3.07%	2.25%	3.11%	0.00%	6.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$ 1,974	n/a	$ 4,999	n/a	$ 30,700	$ 203,454	$ 4,684	n/a	n/a
Units Outstanding (in thousands)	n/a	139	n/a	433	n/a	1,650	14,699	437	n/a	n/a
Investment Income Ratio *	n/a	0.06%	n/a	0.05%	n/a	0.21%	0.03%	0.05%	n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 945	n/a	$ 4,424	n/a	$ 16,989	$ 61,448	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	78	n/a	401	n/a	1,127	5,193	n/a	n/a	n/a
Investment Income Ratio *	n/a	2.38%	n/a	0.97%	n/a	3.24%	0.05%	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio(c)	Portfolio(b)	Index Portfolio	Index Portfolio	60 Portfolio(a)	Portfolio	Index Portfolio	Sector Portfolio	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 21.371032	$ 11.581197	$ 8.023137	$ 11.247860	$ 8.000841	$ 9.342505	$ 9.411601	$ 10.072059	$ 5.327626	$ 9.481303
Total Return *	15.76%	-1.43%***	15.68%	32.86%	21.25%	57.13%	1.43%	22.60%	58.82%	10.89%
Ratio of Expenses **	3.67%	2.32%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%

Period ended December 31, 2008

Unit Value	$ 18.461967	$ 9.557205	$ 6.935855	$ 8.465989	$ 6.598750	$ 5.945811	$ 9.279117	$ 8.215282	$ 3.354513	$ 8.549882
Total Return *	-40.10%	15.95%***	-26.69%***	-39.92%	-39.98%	-32.15%	-42.04%	-37.37%	-45.15%	-49.18%
Ratio of Expenses **	3.67%	1.90%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%

Period ended December 31, 2007

Unit Value	$ 30.822514	n/a	$ 10.659279	$ 14.092008	$ 10.994104	$ 8.762630	$ 16.008906	$ 13.116710	$ 6.115358	$ 16.824245
Total Return *	30.38%	n/a	-1.79%***	3.40%	0.95%	-5.95%***	-13.42%	-5.80%	11.04%	-0.66%***
Ratio of Expenses **	3.67%	n/a	2.32%	3.82%	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%

Period ended December 31, 2006

Unit Value	$ 23.639818	n/a	n/a	$ 13.628381	$ 10.890975	n/a	$ 18.491286	$ 13.923760	$ 5.507145	n/a
Total Return *	16.45%	n/a	n/a	5.59%	5.21%	n/a	-2.48%***	13.09%	6.03%	n/a
Ratio of Expenses **	3.67%	n/a	n/a	3.82%	3.82%	n/a	3.36%	3.82%	3.10%	n/a

Period ended December 31, 2005

Unit Value	$ 20.300374	n/a	n/a	$ 12.907166	$ 9.831750	n/a	n/a	$ 12.311569	$ 5.194080	n/a
Total Return *	31.87%	n/a	n/a	7.80%	0.47%	n/a	n/a	0.33%	-0.69%	n/a
Ratio of Expenses **	3.67%	n/a	n/a	3.82%	3.82%	n/a	n/a	3.82%	3.10%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio(c)	Portfolio(b)	Index Portfolio	Index Portfolio	60 Portfolio(a)	Portfolio	Index Portfolio	Sector Portfolio	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 27.701731	$ 11.735522	$ 8.429408	$ 13.856434	$ 9.935174	$ 9.737114	$ 11.808406	$ 12.407508	$ 6.471498	$ 10.617842
Total Return *	18.65%	6.47%***	17.24%	36.39%	24.59%	21.01%***	4.40%***	25.86%	61.78%	13.32%
Ratio of Expenses **	1.20%	1.25%	1.35%	1.20%	1.10%	1.25%	1.20%	1.20%	1.25%	1.20%

Period ended December 31, 2008

Unit Value	$ 23.347075	$ 9.563759	$ 7.189709	$ 10.159610	$ 7.974214	$ 6.091650	$ 11.339771	$ 9.858535	$ 4.000061	$ 9.370137
Total Return *	-38.60%	7.51%***	-33.63%	-38.33%	-38.32%	-31.15%	-40.80%	-35.71%	-44.12%	-48.07%
Ratio of Expenses **	1.20%	1.60%	1.35%	1.20%	1.10%	1.35%	1.25%	1.20%	1.25%	1.20%

Period ended December 31, 2007

Unit Value	$ 38.027337	n/a	$ 10.833210	$ 16.473778	$ 12.929231	$ 8.848332	$ 19.155566	$ 15.333345	$ 7.158545	$ 18.044364
Total Return *	3.52%***	n/a	-1.71%***	6.16%	3.75%	-13.07%***	-11.57%	-3.28%	13.13%	0.42%***
Ratio of Expenses **	1.20%	n/a	1.35%	1.20%	1.10%	1.35%	1.25%	1.20%	1.25%	1.20%

Period ended December 31, 2006

Unit Value	$ 28.341626	n/a	n/a	$ 15.517528	$ 12.462343	n/a	$ 21.661381	$ 15.853683	$ 6.327776	n/a
Total Return *	19.29%	n/a	n/a	8.38%	13.82%	n/a	-1.07%***	16.09%	8.00%	n/a
Ratio of Expenses **	1.25%	n/a	n/a	1.20%	1.10%	n/a	1.25%	1.20%	1.25%	n/a

Period ended December 31, 2005

Unit Value	$ 23.757688	n/a	n/a	$ 14.317370	$ 10.949242	n/a	n/a	$ 13.656516	$ 5.858937	n/a
Total Return *	35.09%	n/a	n/a	-0.14%***	3.24%	n/a	n/a	-0.39%	1.16%	n/a
Ratio of Expenses **	1.25%	n/a	n/a	1.20%	1.10%	n/a	n/a	1.20%	1.25%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio(c)	Portfolio(b)	Index Portfolio	Index Portfolio	60 Portfolio(a)	Portfolio	Index Portfolio	Sector Portfolio	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 20,183	$ 850	$ 977	$ 24,246	$ 45,164	$ 9,384	$ 6,319	$ 25,412	$ 20,520	$ 29,692
Units Outstanding (in thousands)	772	73	118	1,820	4,736	976	572	2,128	3,339	2,880
Investment Income Ratio *	1.05%	3.01%	0.09%	1.18%	1.67%	1.10%	1.07%	0.82%	0.12%	0.13%

Period ended December 31, 2008

Net Assets (in thousands)	$ 13,205	$ 26	$ 6,139	$ 19,157	$ 25,662	$ 4,163	$ 4,986	$ 18,450	$ 2,878	$ 33,476
Units Outstanding (in thousands)	599	3	875	1,964	3,354	689	473	1,941	758	3,670
Investment Income Ratio *	0.58%	0.00%	0.00%	1.09%	1.57%	0.03%	0.29%	1.38%	0.02%	0.32%

Period ended December 31, 2007

Net Assets (in thousands)	$ 20,777	n/a	$ 605	$ 31,368	$ 44,016	$ 1,146	$ 9,735	$ 26,807	$ 4,011	$ 66,341
Units Outstanding (in thousands)	580	n/a	56	1,961	3,514	130	548	1,795	587	3,767
Investment Income Ratio *	1.01%	n/a	0.00%	1.25%	1.44%	2.30%	6.35%	1.44%	0.08%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 15,509	n/a	n/a	$ 26,354	$ 38,038	n/a	$ 21,688	$ 24,401	$ 2,834	n/a
Units Outstanding (in thousands)	588	n/a	n/a	1,735	3,118	n/a	1,068	1,561	457	n/a
Investment Income Ratio *	0.08%	n/a	n/a	0.10%	0.11%	n/a	0.00%	0.12%	0.01%	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 5,400	n/a	n/a	$ 19,397	$ 26,374	n/a	n/a	$ 16,352	$ 1,493	n/a
Units Outstanding (in thousands)	244	n/a	n/a	1,376	2,436	n/a	n/a	1,208	259	n/a
Investment Income Ratio *	2.94%	n/a	n/a	1.44%	1.46%	n/a	n/a	2.03%	2.12%	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations April 30, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)	Bond Portfolio	Portfolio(b)	Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.158067	$ 10.455341	$ 7.831456	$ 7.278544	$ 11.481733	$ 12.715484	$ 13.530353	$ 11.278177	$ 8.032651	$ 8.089606
Total Return *	20.21%	34.90%	15.78%***	20.08%***	13.87%	10.93%	23.45%	41.89%	43.66%	30.59%
Ratio of Expenses **	3.06%	3.30%	2.77%	2.77%	2.92%	4.00%	2.67%	3.06%	2.56%	2.56%

Period ended December 31, 2008

Unit Value	$ 7.618122	$ 7.750635	$ 4.752767	$ 4.118907	$ 10.083121	$ 11.462899	$ 10.960487	$ 7.948482	$ 5.591445	$ 6.194830
Total Return *	-44.51%	-42.78%	-23.20%***	-47.23%***	-8.65%***	-3.54%	-42.07%	-32.84%	-47.33%***	-41.04%***
Ratio of Expenses **	3.06%	3.30%	2.67%	2.47%	2.92%	4.00%	2.67%	3.06%	2.56%	2.56%

Period ended December 31, 2007

Unit Value	$ 13.729202	$ 13.546090	n/a	n/a	$ 10.789785	$ 11.883302	$ 18.920243	$ 11.835493	n/a	n/a
Total Return *	7.40%	2.86%	n/a	n/a	8.65%***	3.98%	-9.70%	-6.10%***	n/a	n/a
Ratio of Expenses **	3.06%	3.30%	n/a	n/a	2.87%	4.00%	2.67%	3.06%	n/a	n/a

Period ended December 31, 2006

Unit Value	$ 12.783308	$ 13.170060	n/a	n/a	n/a	$ 11.428512	$ 20.953301	$ 12.411995	n/a	n/a
Total Return *	8.79%	13.17%	n/a	n/a	n/a	-0.57%	10.76%	7.26%	n/a	n/a
Ratio of Expenses **	3.06%	3.30%	n/a	n/a	n/a	4.00%	2.67%	2.995%	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 11.750182	$ 11.637000	n/a	n/a	n/a	$ 11.494418	$ 18.918417	$ 11.571785	n/a	n/a
Total Return *	8.27%***	10.06%	n/a	n/a	n/a	-1.69%	-1.16%***	2.51%***	n/a	n/a
Ratio of Expenses **	3.06%	3.30%	n/a	n/a	n/a	4.00%	2.67%	2.995%	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)	Bond Portfolio	Portfolio(b)	Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.069636	$ 12.652627	$ 8.082935	$ 7.512174	$ 12.080609	$ 17.924159	$ 16.594426	$ 14.231312	$ 8.204833	$ 8.262864
Total Return *	22.41%	37.90%	1.99%***	12.28%***	-1.16%***	14.19%	24.74%	44.70%	45.41%	32.18%
Ratio of Expenses **	1.25%	1.10%	1.25%	1.25%	1.20%	1.10%	1.25%	1.10%	1.35%	1.35%

Period ended December 31, 2008

Unit Value	$ 8.226249	$ 9.175389	$ 4.820984	$ 4.168903	$ 10.418261	$ 15.696593	$ 13.303609	$ 9.834823	$ 5.642615	$ 6.251399
Total Return *	-43.50%	-41.51%	-48.71%***	-46.57%***	-4.93%	-0.70%	-41.24%	-31.51%	-47.13%***	-40.54%***
Ratio of Expenses **	1.25%	1.10%	1.35%	1.35%	1.25%	1.10%	1.25%	1.10%	1.35%	1.35%

Period ended December 31, 2007

Unit Value	$ 14.559087	$ 15.687217	n/a	n/a	$ 10.958251	$ 15.807122	$ 22.641250	$ 14.359995	n/a	n/a
Total Return *	9.37%	5.16%	n/a	n/a	9.39%***	7.06%	-8.40%	-2.19%	n/a	n/a
Ratio of Expenses **	1.25%	1.10%	n/a	n/a	1.25%	1.10%	1.25%	1.10%	n/a	n/a

Period ended December 31, 2006

Unit Value	$ 13.311428	$ 14.918042	n/a	n/a	n/a	$ 14.765246	$ 24.718815	$ 14.681915	n/a	n/a
Total Return *	10.78%	15.68%	n/a	n/a	n/a	2.34%	12.34%	9.31%	n/a	n/a
Ratio of Expenses **	1.25%	1.10%	n/a	n/a	n/a	1.10%	1.25%	1.10%	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 12.016520	$ 12.895425	n/a	n/a	n/a	$ 14.427059	$ 22.004337	$ 13.431707	n/a	n/a
Total Return *	8.42%	12.50%	n/a	n/a	n/a	1.19%	7.40%	0.58%	n/a	n/a
Ratio of Expenses **	1.25%	1.10%	n/a	n/a	n/a	1.10%	1.25%	1.10%	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)	Bond Portfolio	Portfolio(b)	Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 11,754	$ 15,773	$ 5,941	$ 16,155	$ 27,003	$ 95,964	$ -	$ 28,838	$ 770	$ 780
Units Outstanding (in thousands)	1,196	1,314	741	2,160	2,267	5,847	-	2,221	94	95
Investment Income Ratio *	1.81%	1.61%	0.01%	0.00%	3.10%	3.55%	8.93%	8.43%	0.79%	0.74%

Period ended December 31, 2008

Net Assets (in thousands)	$ 10,219	$ 9,571	$ 497	$ 1,081	$ 15,786	$ 39,877	$ 1,109	$ 11,560	$ 188	$ 166
Units Outstanding (in thousands)	1,268	1,098	104	259	1,530	2,782	151	1,306	33	27
Investment Income Ratio *	1.51%	1.38%	1.70%	0.00%	1.75%	4.39%	0.17%	8.74%	0.98%	0.49%

Period ended December 31, 2007

Net Assets (in thousands)	$ 18,042	$ 17,153	n/a	n/a	$ 3,152	$ 34,092	$ 2,465	$ 17,379	n/a	n/a
Units Outstanding (in thousands)	1,262	1,148	n/a	n/a	289	2,361	201	1,328	n/a	n/a
Investment Income Ratio *	5.52%	1.17%	n/a	n/a	0.00%	4.95%	0.37%	8.09%	n/a	n/a

Period ended December 31, 2006

Net Assets (in thousands)	$ 14,190	$ 13,164	n/a	n/a	n/a	$ 29,128	$ 2,794	$ 18,079	n/a	n/a
Units Outstanding (in thousands)	1,079	922	n/a	n/a	n/a	2,158	230	1,379	n/a	n/a
Investment Income Ratio *	0.02%	0.05%	n/a	n/a	n/a	0.30%	0.08%	0.63%	n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 6,589	$ 8,280	n/a	n/a	n/a	$ 23,626	$ 3,137	$ 12,201	n/a	n/a
Units Outstanding (in thousands)	553	667	n/a	n/a	n/a	1,800	315	1,040	n/a	n/a
Investment Income Ratio *	0.61%	0.27%	n/a	n/a	n/a	4.58%	0.82%	7.16%	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio(c)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)	Portfolio(b)	Strategy Portfolio(a)(d)	Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 11.407772	$ 8.083713	$ 9.084017	$ 9.570035	$ 7.548666	$ 8.639117	$ 7.946322	$ 8.495170	$ 6.818274	$ 9.457344
Total Return *	39.44%	27.38%***	37.90%	19.06%***	22.34%	15.66%	19.79%	20.47%	-5.79%	52.93%
Ratio of Expenses **	3.62%	2.56%	2.82%	2.62%	2.46%	2.57%	2.46%	2.46%	1.05%	2.645%

Period ended December 31, 2008

Unit Value	$ 8.181282	$ 5.911761	$ 6.587250	$ 6.824072	$ 6.170041	$ 7.469150	$ 6.633553	$ 7.051872	$ 7.237268	$ 6.183952
Total Return *	-49.09%	-20.15%***	-28.12%***	-29.32%***	-40.69%	-28.46%	-36.35%	-26.05%***	-32.15%	-27.31%***
Ratio of Expenses **	3.62%	2.32%	2.82%	2.46%	2.46%	2.57%	2.46%	2.46%	1.05%	2.645%

Period ended December 31, 2007

Unit Value	$ 16.069507	n/a	$ 9.914624	$ 9.908252	$ 10.402353	$ 10.440480	$ 10.421913	$ 9.761266	$ 10.666225	$ 9.914769
Total Return *	-9.00%	n/a	0.00%***	-1.94%***	4.88%***	3.32%***	4.87%***	0.21%***	-3.06%***	-0.85%***
Ratio of Expenses **	3.62%	n/a	2.02%	2.32%	2.46%	2.57%	2.46%	1.96%	1.05%	1.82%

Period ended December 31, 2006

Unit Value	$ 17.658545	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	7.46%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.62%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 16.432959	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	1.19%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.62%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio(c)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)	Portfolio(b)	Strategy Portfolio(a)(d)	Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 16.152117	$ 8.203565	$ 9.394582	$ 9.846991	$ 7.893102	$ 8.943025	$ 8.211421	$ 8.693155	$ 6.863652	$ 9.717690
Total Return *	42.78%	38.45%	-1.36%***	42.43%	33.84%***	17.08%	21.13%	21.81%	-5.72%	54.93%
Ratio of Expenses **	1.25%	1.35%	1.20%	1.25%	0.95%	1.35%	1.35%	1.35%	0.75%	1.35%

Period ended December 31, 2008

Unit Value	$ 11.312423	$ 5.925490	$ 6.699490	$ 6.913687	$ 6.305552	$ 7.638164	$ 6.779177	$ 7.136553	$ 7.279869	$ 6.272336
Total Return *	-47.87%	-24.16%***	-30.46%***	-30.28%	-40.02%	-27.58%	-35.64%	-26.92%	-31.94%	-35.26%***
Ratio of Expenses **	1.25%	1.35%	1.25%	1.25%	1.35%	1.35%	1.35%	1.35%	0.75%	1.35%

Period ended December 31, 2007

Unit Value	$ 21.699183	n/a	$ 9.919737	$ 9.916389	$ 10.513413	$ 10.547354	$ 10.533148	$ 9.765851	$ 10.696869	$ 9.917962
Total Return *	-6.80%	n/a	0.77%***	-1.88%***	3.16%***	3.22%***	3.55%***	-0.51%***	1.65%***	-0.82%***
Ratio of Expenses **	1.25%	n/a	1.35%	1.25%	1.35%	1.35%	1.35%	1.35%	0.75%	1.40%

Period ended December 31, 2006

Unit Value	$ 23.283251	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	11.63%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.25%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 20.858256	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	3.61%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.25%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio(c)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)	Portfolio(b)	Strategy Portfolio(a)(d)	Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 3,170	$ 1,654	$ 35,257	$ 11,377	$ 5,843	$ 9,460	$ 11,757	$ 3,914	$ -	$ 1,824
Units Outstanding (in thousands)	299	202	3,785	1,169	755	1,067	1,443	453	-	189
Investment Income Ratio *	5.57%	5.56%	1.29%	0.02%	3.62%	3.34%	3.26%	0.04%	0.54%	0.04%

Period ended December 31, 2008

Net Assets (in thousands)	$ 2,063	$ 238	$ 9,167	$ 2,164	$ 1,078	$ 2,187	$ 2,967	$ 1,234	$ 67	$ 214
Units Outstanding (in thousands)	305	40	1,374	315	172	288	440	173	9	34
Investment Income Ratio *	2.45%	0.99%	0.01%	1.26%	1.63%	1.42%	1.45%	4.76%	2.65%	2.56%

Period ended December 31, 2007

Net Assets (in thousands)	$ 4,475	n/a	$ 83	$ 2,620	$ 777	$ 980	$ 1,785	$ 124	$ 348	$ -
Units Outstanding (in thousands)	358	n/a	8	264	74	93	170	13	33	-
Investment Income Ratio *	0.60%	n/a	0.00%	0.06%	0.00%	0.00%	0.00%	0.08%	3.24%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 6,127	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	466	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 6,591	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	578	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.00%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(b)(c)	Strategy Portfolio(b)(c)	Portfolio(a)(d)	Portfolio(a)(d)	Portfolio(a)(d)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.116666	$ 10.340832	$ 10.177303	$ 10.474041	$ 10.514921	n/a	n/a	$ 8.980891	$ 8.918989	$ 8.956620
Total Return *	26.58%	10.26%	23.45%	15.05%	19.07%	n/a	n/a	16.62%	14.60%***	20.03%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	2.92%	2.55%	2.07%

Period ended December 31, 2008

Unit Value	$ 7.992469	$ 9.378612	$ 8.244253	$ 9.103785	$ 8.831129	n/a	n/a	$ 7.700790	$ 7.643519	$ 7.462088
Total Return *	-41.23%	-16.23%	-37.69%	-23.61%	-30.08%	n/a	n/a	-32.13%	-34.67%	-36.99%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	2.92%	2.07%	2.07%

Period ended December 31, 2007

Unit Value	$ 13.600178	$ 11.196051	$ 13.230251	$ 11.918026	$ 12.630402	n/a	n/a	$ 11.346282	$ 11.700428	$ 11.843069
Total Return *	5.43%	3.22%	4.76%	4.47%	4.77%	n/a	n/a	6.04%	7.21%	7.84%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	2.92%	2.07%	2.07%

Period ended December 31, 2006

Unit Value	$ 12.900074	$ 10.846849	$ 12.628705	$ 11.408016	$ 12.055314	n/a	n/a	$ 10.699744	$ 10.913562	$ 10.982351
Total Return *	11.64%	4.75%	10.04%	7.07%	8.20%	n/a	n/a	6.74%***	4.08%***	1.57%***
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	2.92%	2.07%	2.07%

Period ended December 31, 2005

Unit Value	$ 11.555580	$ 10.354700	$ 11.476118	$ 10.654469	$ 11.142109	n/a	n/a	n/a	n/a	n/a
Total Return *	4.79%	0.75%	3.57%	3.87%***	2.64%	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations January 16, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(b)(c)	Strategy Portfolio(b)(c)	Portfolio(a)(d)	Portfolio(a)(d)	Portfolio(a)(d)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 13.129751	$ 11.315908	$ 13.599063	$ 11.516303	$ 13.885882	n/a	n/a	$ 9.516055	$ 9.323369	$ 9.197659
Total Return *	29.42%	15.33%***	1.53%***	17.15%	21.92%	n/a	n/a	17.98%	19.41%	20.66%
Ratio of Expenses **	1.25%	1.20%	1.20%	1.25%	1.25%	n/a	n/a	1.35%	1.35%	1.35%

Period ended December 31, 2008

Unit Value	$ 10.145138	$ 10.066931	$ 10.690473	$ 9.830150	$ 11.389116	n/a	n/a	$ 8.066133	$ 7.808056	$ 7.622519
Total Return *	-39.91%	-14.82%	-36.16%	-22.22%	-28.40%	n/a	n/a	-31.06%	-32.49%***	-36.54%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.35%	1.35%	1.35%

Period ended December 31, 2007

Unit Value	$ 16.884180	$ 11.818709	$ 16.745691	$ 12.638090	$ 15.907343	n/a	n/a	$ 11.699430	$ 11.854760	$ 12.010938
Total Return *	7.81%	3.07%***	7.34%	6.39%	7.30%	n/a	n/a	7.73%	7.93%	8.62%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.35%	1.40%	1.35%

Period ended December 31, 2006

Unit Value	$ 15.661481	$ 11.234342	$ 15.600037	$ 11.879071	$ 14.825502	n/a	n/a	$ 10.860120	$ 10.983277	$ 11.057641
Total Return *	14.13%	6.41%	12.73%	9.02%	10.78%	n/a	n/a	10.50%***	9.83%***	6.02%***
Ratio of Expenses **	1.25%	1.35%	1.25%	1.25%	1.25%	n/a	n/a	1.35%	1.40%	1.35%

Period ended December 31, 2005

Unit Value	$ 13.721991	$ 10.558004	$ 13.838200	$ 10.895956	$ 13.382377	n/a	n/a	n/a	n/a	n/a
Total Return *	7.13%	2.34%	6.10%	2.13%***	5.09%	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.25%	1.35%	1.25%	1.25%	1.25%	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations January 16, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(b)(c)	Strategy Portfolio(b)(c)	Portfolio(a)(d)	Portfolio(a)(d)	Portfolio(a)(d)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 53,254	$ 47,358	$ 122,493	$ 87,075	$ 129,482	$ -	$ -	$ -	$ -	$ -
Units Outstanding (in thousands)	4,404	4,287	9,602	7,740	9,880	-	-	-	-	-
Investment Income Ratio *	2.48%	2.07%	2.27%	1.59%	0.83%	n/a	n/a	3.07%	2.37%	2.16%

Period ended December 31, 2008

Net Assets (in thousands)	$ 35,527	$ 29,567	$ 63,433	$ 43,694	$ 75,924	$ -	$ -	$ 1,943	$ 951	$ 705
Units Outstanding (in thousands)	3,829	2,996	6,345	4,548	7,111	-	-	243	123	93
Investment Income Ratio *	0.37%	4.28%	0.53%	3.86%	2.22%	n/a	n/a	1.12%	1.27%	1.47%

Period ended December 31, 2007

Net Assets (in thousands)	$ 67,327	$ 21,481	$ 108,086	$ 42,577	$ 113,848	n/a	n/a	$ 1,527	$ 1,179	$ 730
Units Outstanding (in thousands)	4,383	1,848	6,946	3,436	7,642	n/a	n/a	131	100	61
Investment Income Ratio *	1.89%	3.54%	1.72%	3.07%	2.20%	n/a	n/a	0.60%	0.40%	0.51%

Period ended December 31, 2006

Net Assets (in thousands)	$ 66,027	$ 9,825	$ 93,895	$ 27,779	$ 92,695	n/a	n/a	$ 334	$ 252	$ 82
Units Outstanding (in thousands)	4,649	884	6,481	2,375	6,675	n/a	n/a	31	23	7
Investment Income Ratio *	0.09%	0.17%	0.11%	0.20%	0.14%	n/a	n/a	0.00%	0.00%	0.00%

Period ended December 31, 2005

Net Assets (in thousands)	$ 63,956	$ 6,205	$ 73,034	$ 16,238	$ 64,507	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	5,166	592	5,715	1,506	5,167	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.78%	0.46%	1.27%	0.30%	2.07%	n/a	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)(d)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(b)	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.714805	$ 8.799258	$ 19.845416	$ 10.294710	$ 15.213383	$ 17.901009	$ 26.554492	$ 9.897810	$ 10.451914
Total Return *	11.52%	39.41%	15.80%	-2.87%	19.57%	37.87%	41.08%	4.03%***	32.25%
Ratio of Expenses **	2.57%	2.46%	3.30%	3.06%	3.62%	4.00%	4.00%	2.72%	3.595%

Period ended December 31, 2008

Unit Value	$ 8.711504	$ 6.311926	$ 17.137028	$ 10.598972	$ 12.723152	$ 12.984192	$ 18.822510	$ 9.489982	$ 7.903368
Total Return *	-20.22%	-34.62%***	-23.30%	-0.89%	-35.72%	-45.09%	-42.97%	-6.12%***	-42.57%
Ratio of Expenses **	2.57%	2.46%	3.30%	3.06%	3.62%	4.00%	4.00%	2.56%	3.595%

Period ended December 31, 2007

Unit Value	$ 10.919812	$ 10.060337	$ 22.342118	$ 10.693817	$ 19.791966	$ 23.645204	$ 33.007381	$ 10.370787	$ 13.761959
Total Return *	3.41%***	0.60%***	3.99%	1.57%	3.99%	5.77%	12.60%	2.25%	-2.73%
Ratio of Expenses **	2.57%	1.82%	3.30%	3.06%	3.62%	4.00%	4.00%	2.47%	3.595%

Period ended December 31, 2006

Unit Value	$ 10.506277	n/a	$ 21.485865	$ 10.528457	$ 19.031960	$ 22.354247	$ 29.314299	$ 10.142734	$ 14.148551
Total Return *	3.79%***	n/a	9.98%	1.37%	16.63%	9.25%	2.62%	1.78%***	15.79%
Ratio of Expenses **	2.32%	n/a	3.30%	3.06%	3.62%	4.00%	4.00%	2.47%	3.595%

Period ended December 31, 2005

Unit Value	n/a	n/a	$ 19.537009	$ 10.385847	$ 16.317798	$ 20.461539	$ 28.566244	n/a	$ 12.218913
Total Return *	n/a	n/a	1.89%	0.11%***	4.32%	1.94%	9.63%	n/a	2.41%
Ratio of Expenses **	n/a	n/a	3.30%	3.06%	3.62%	4.00%	4.00%	n/a	3.595%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations December 3, 2007.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)(d)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(b)	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.161837	$ 9.022914	$ 26.985943	$ 13.516004	$ 18.264828	$ 27.367367	$ 40.596956	$ 10.447023	$ 13.303769
Total Return *	12.52%	41.11%	-0.06%***	-1.05%	22.62%	41.92%	45.23%	6.30%	35.59%
Ratio of Expenses **	1.35%	1.25%	1.20%	1.20%	1.10%	1.10%	1.10%	1.25%	1.10%

Period ended December 31, 2008

Unit Value	$ 9.031105	$ 6.394459	$ 22.665125	$ 13.658998	$ 14.894958	$ 19.283022	$ 27.953583	$ 9.827941	$ 9.811921
Total Return *	-19.24%	-32.77%***	-21.71%	0.97%	-34.07%	-43.47%	-41.30%	-8.05%***	-41.12%
Ratio of Expenses **	1.35%	1.25%	1.25%	1.20%	1.10%	1.10%	1.10%	1.25%	1.10%

Period ended December 31, 2007

Unit Value	$ 11.183142	$ 10.063580	$ 28.949650	$ 13.527246	$ 22.593750	$ 34.112058	$ 47.618487	$ 10.566167	$ 16.664255
Total Return *	5.47%	0.64%***	6.15%	0.24%***	6.66%	8.90%	15.93%	3.41%	-0.26%
Ratio of Expenses **	1.35%	1.40%	1.25%	1.20%	1.10%	1.10%	1.10%	1.35%	1.10%

Period ended December 31, 2006

Unit Value	$ 10.603426	n/a	$ 27.272162	$ 12.999350	$ 21.182543	$ 31.322792	$ 41.075162	$ 10.218127	$ 16.707908
Total Return *	5.70%***	n/a	12.25%	3.24%	19.60%	12.46%	5.63%	2.14%***	18.71%
Ratio of Expenses **	1.35%	n/a	1.25%	1.25%	1.10%	1.10%	1.10%	1.35%	1.10%

Period ended December 31, 2005

Unit Value	n/a	n/a	$ 24.296615	$ 12.591389	$ 17.710890	$ 27.853371	$ 38.885926	n/a	$ 14.074598
Total Return *	n/a	n/a	4.00%	1.44%	6.97%	4.93%	12.85%	n/a	4.99%
Ratio of Expenses **	n/a	n/a	1.25%	1.25%	1.10%	1.10%	1.10%	n/a	1.10%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations December 3, 2007.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)(d)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(b)	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 754	$ 30,956	$ 24,500	$ 13,294	$ 38,909	$ 43,237	$ 7,691	$ 24,491
Units Outstanding (in thousands)	-	84	1,261	1,961	760	1,719	1,215	749	1,943
Investment Income Ratio *	4.22%	0.01%	3.09%	0.16%	1.79%	0.32%	0.00%	4.06%	1.66%

Period ended December 31, 2008

Net Assets (in thousands)	$ 3,030	$ 4,842	$ 15,324	$ 34,271	$ 8,649	$ 20,911	$ 20,335	$ 3,960	$ 17,289
Units Outstanding (in thousands)	338	762	774	2,740	607	1,395	868	409	1,856
Investment Income Ratio *	1.27%	4.10%	2.61%	2.12%	0.03%	0.09%	0.00%	4.34%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$ 3,669	$ -	$ 17,515	$ 23,711	$ 13,501	$ 37,429	$ 39,876	$ 3,611	$ 31,075
Units Outstanding (in thousands)	330	-	724	1,916	621	1,503	1,025	344	1,965
Investment Income Ratio *	0.97%	0.00%	2.63%	4.63%	4.05%	1.05%	1.76%	3.54%	2.18%

Period ended December 31, 2006

Net Assets (in thousands)	$ 1,560	n/a	$ 13,152	$ 15,513	$ 7,631	$ 24,645	$ 27,847	$ 1,443	$ 28,660
Units Outstanding (in thousands)	147	n/a	614	1,309	372	1,060	893	142	1,804
Investment Income Ratio *	0.00%	n/a	0.15%	0.41%	0.15%	0.06%	0.11%	0.00%	0.22%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	$ 11,920	$ 23,951	$ 4,249	$ 18,904	$ 23,757	n/a	$ 21,334
Units Outstanding (in thousands)	n/a	n/a	659	2,129	246	1,006	875	n/a	1,593
Investment Income Ratio *	n/a	n/a	3.97%	2.68%	3.07%	0.25%	0.33%	n/a	2.37%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations December 3, 2007.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account I as set forth herein as of December 31, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

February 25, 2010

[Missing Graphic Reference]
[Missing Graphic Reference]
Jackson National Life Insurance

Company of New York

Financial Statements

December 31, 2009

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2009

__________________________________________________________________

Report of Independent Registered Public Accounting Firm 1

Balance Sheets 2

Income Statements 3

Statements of Stockholder's Equity and Comprehensive Income 4

Statements of Cash Flows 5

Notes to Financial Statements 6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company of New York:

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2009 and 2008, and the related income statements and statements of stockholder’s equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2009.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of FASB Staff Position FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (included in FASB ASC Topic 320, Investments-Debt and Equity Securities), as of January 1, 2009.

Chicago, Illinois
March 17, 2010

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Balance Sheets
(In thousands, except per share information)

Other assets	-	655
Separate account assets	1,898,571	1,161,399
Total assets	$3,711,100	$2,905,165

Liabilities and Stockholder's Equity
Liabilities
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable	$53,568	$98,675
Deposits on investment contracts	1,338,871	1,294,024
Securities lending payable	1,097	6,181
Deferred income taxes	20,498	21,419
Payable to Parent	-	47,390
Other liabilities	18,464	15,237
Separate account liabilities	1,898,571	1,161,399
Total liabilities	3,331,069	2,644,325

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	181,000
Accumulated other comprehensive income (loss), net
of tax of benefit of $11,906 in 2009 and $20,381 in 2008	(480)	(38,037)
Retained earnings	122,511	115,877
Total stockholder's equity	380,031	260,840
Total liabilities and stockholder's equity	$3,711,100	$2,905,165

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Income Statements
(In thousands)

	Years Ended December 31,
	2009	2008	2007
Revenues
Premiums, net of reinsurance	$(7,641)	$(47,806)	$(650)
Net investment income	81,025	78,535	83,389
Net realized losses on investments:
Total other-than-temporary impairments	(44,400)	(32,260)	(1,883)
Portion of other-than-temporary impairments included in
other comprehensive income	16,002	-	-
Net other-than-temporary impairments	(28,398)	(32,260)	(1,883)
Other investment gains (losses)	11,859	(7,131)	(649)
Total net realized losses on investments	(16,539)	(39,391)	(2,532)
Fee income	36,864	36,689	34,841
Other income (expense)	177	(853)	87
Total revenues	93,886	27,174	115,135

Benefits and Expenses
Policyholder benefits	12,625	4,600	4,587
Interest credited on deposit liabilities	44,098	44,898	45,780
Change in reserves, net of reinsurance recoverables	(3,535)	856	4,613
Commissions	52,221	31,291	37,546
General and administrative expenses	8,525	6,804	8,775
Taxes, licenses and fees	3,729	953	548
Deferral of acquisition costs	(49,272)	(29,646)	(34,456)
Deferral of sales inducements	(4,868)	(3,029)	(4,294)
Amortization of deferred acquisition costs:
Attributable to operations	25,278	16,544	17,610
Attributable to net realized losses on investments	(3,191)	(13,482)	(834)
Amortization of deferred sales inducements:
Attributable to operations	4,180	2,067	4,683
Attributable to net realized gains (losses) on investments	(285)	5,530	(154)
Total benefits and expenses	89,505	67,386	84,404
Pretax income (loss)	4,381	(40,212)	30,731
Income tax expense (benefit)	117	(75,560)	7,642
Net income	$4,264	$35,348	$23,089

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Stockholder's Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder's
	stock	capital	income (loss)	earnings	equity
Balances as of December 31, 2006	$2,000	$141,000	$3,153	$57,440	$203,593
Comprehensive income:
Net income				23,089	23,089
Net unrealized losses
on securities not other-than-
temporarily impaired, net
of tax benefit of $3,221			(5,979)		(5,979)
Reclassification adjustment
for gains included in net income,
net of tax benefit of $24			(46)		(46)
Total comprehensive income (loss)			(6,025)	23,089	17,064
Balances as of December 31, 2007	$2,000	$141,000	$(2,872)	$80,529	$220,657

Comprehensive income:
Net income				35,348	35,348
Net unrealized losses
on securities not other-than-
temporarily impaired, net
of tax benefit of $26,045			(48,901)		(48,901)
Reclassification adjustment
for losses included
in net income, net of tax
of $7,398			13,736		13,736
Total comprehensive income (loss)			(35,165)	35,348	183
Capital contribution		40,000			40,000
Balances as of December 31, 2008	$2,000	$181,000	$(38,037)	$115,877	$260,840

Comprehensive income:
Net income				4,264	4,264
Net unrealized gains
on securities not other-than-
temporarily impaired, net
of tax of $7,868			38,797		38,797
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $4,424			(8,215)		(8,215)
Reclassification adjustment
for losses included
in net income, net of tax
of $5,031			9,345		9,345
Total comprehensive income			39,927	4,264	44,191
Capital contribution		75,000			75,000
Cumulative effect of change in
accounting, net of DAC			(2,370)	2,370	-
Balances as of December 31, 2009	$2,000	$256,000	$(480)	$122,511	$380,031

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Cash Flows
(In thousands)

Trading portfolio activity, net	745	-	1,000
Income taxes payable to (receivable from) Parent	43,222	(103,086)	2,221
Claims payable	4,054	(7,132)	305
(Payable to) receivable from Parent	(49,034)	47,784	(253)
Other assets and liabilities, net	2,903	19,134	(15,478)
Net cash provided by operating activities	29,329	83,552	50,996

Cash flows from investing activities:
Fixed maturities and equities available for sale:
Proceeds from sales	292,030	226,750	173,585
Principal repayments, maturities, calls
and redemptions	81,991	57,082	125,404
Purchases	(533,240)	(308,825)	(135,718)
Other investing activities	(5,181)	(3,633)	6,316
Net cash (used in) provided by investing activities	(164,400)	(28,626)	169,587

Cash flows from financing activities:
Policyholders' account balances:
Deposits	792,246	458,829	558,201
Withdrawals	(376,665)	(357,034)	(285,415)
Net transfers to separate accounts	(416,393)	(131,428)	(409,647)
Capital contribution	75,000	40,000	-
Net cash provided by (used in) financing activities	74,188	10,367	(136,861)

Net (decrease) increase in cash and short-term
investments	(60,883)	65,293	83,722

Cash and short-term investments, beginning of year	159,609	94,316	10,594
Cash and short-term investments, end of year	$98,726	$159,609	$94,316

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

1.	Nature of Operations

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”) which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits and the liability for state guaranty fund assessments; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
On December 31, 2009, the Company adopted the Statement of Financial Accounting Standards (“FAS”) No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles” (“ASU 2009-01”), which was issued by the Financial Accounting Standards Board (“FASB”) in June 2009.  ASU 2009-01 supercedes FAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles”, authorizes the Codification as the new source for authoritative U.S. GAAP and ends the practice of FASB issuing standards in the familiar forms.  ASU 2009-01 did not have an impact on the Company’s financial statements.

On December 31, 2009, the Company adopted FAS No. 165, “Subsequent Events” (“ASC 855-10”), which was issued by the FASB in May 2009.  ASC 855-10 addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated.  The Company has evaluated subsequent events through March 17, 2010,  which is the date the financial statements were available to be issued.

On December 31, 2009, the Company adopted FASB Staff Position (“FSP”) FAS No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10”).  This amendment to FAS 157 provides additional guidance on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity.  This change also includes guidance on identifying circumstances that indicate a transaction is not orderly.  This change did not have an impact on the Company’s financial statements.
2.               Summary of Significant Accounting Policies (continued)

On January 1, 2009, the Company adopted FSP FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“ASC 320-10”).  This staff position amends the other-than-temporary impairment guidance for debt securities and modifies the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities.  This change also amends the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaces this provision with the assertion that management does not intend to sell or it is not more likely than not that management will be required to sell a security prior to recovery.  In addition, it modifies the presentation of other-than-temporary impairments for certain debt securities where management has no intent to sell and will not be required to sell to only present the impairment loss in net income that represents the credit loss associated with the other-than-temporary impairment.  The remaining impairment loss is then presented in other comprehensive income (“OCI”).  Upon adoption, the Company transferred $5.7 million ($2.4 million net of deferred acquisition costs) of non-credit related impairments from retained earnings to OCI.

In February 2008, the FASB issued FSP FAS No. 157-1, “Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13” (“ASC 820-10”).  This update provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, “Accounting for Leases” (“ASC 840-20”) and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases.  Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company’s financial statements.

In February 2008, the FASB issued FSP FAS No. 157-2, “Effective Date of FASB Statement No. 157” (“ASC 820-10”) which delayed the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which this change applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment.  As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 in 2008.  Application in 2009 did not have a significant impact on the Company’s financial statements.

In March 2008, the FASB issued FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“ASC 815-10”).  This statement amends and expands disclosures about an entity’s derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and the related interpretations and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  It was effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged.  The Company has incorporated the additional disclosures in the 2009 financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2008, the Company adopted FAS No. 159, “Fair Value Option for Financial Assets and Financial Liabilities” (“ASC 825-10”), which was issued by the FASB in 2007.  This statement allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement.  Jackson-NY did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company’s financial statements.

On January 1, 2008, the Company adopted FAS No. 157, “Fair Value Measurements” (“ASC 820-10”), which was issued by the FASB in September 2006. The Company also adopted the related FSPs described below. For financial statement elements measured at fair value, this statement establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements.  The pronouncement defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to adoption, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished.  After adoption, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer’s credit standing be considered when measuring a liability at fair value.  It also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Company applied the provisions of ASC 820-10 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adoption changed the valuation of the Company’s embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts.  The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels.  At January 1, 2008, the impact of adoption on net income was a charge of $4.2 million and was recognized as a change in estimate in the accompanying financial statements, where the changes were presented in the respective income statement captions.  The Company’s adoption did not materially impact the fair values of other financial instruments.  However, management expects that as a result of adoption, income for future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs.  See note 3 for additional information regarding fair value measurements.

In October 2008, the FASB issued FSP No. FAS 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”).  This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active.  FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company’s financial statements.

Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109” (“ASC 740-10”).  This interpretation clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and requires companies to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties.  The adoption did not have an initial impact on the Company’s financial statements.   See note 7 for information on unrecognized tax benefits arising subsequent to adoption.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

Changes in Accounting Principles – Not Yet Adopted
In June 2009, the FASB issued FAS No. 166, “Accounting for Transfers of Financial Assets”.  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.  This accounting guidance will be effective on January 1, 2010.  Jackson-NY has not yet determined the impact this guidance, when adopted, will have on the Company’s financial statements.

In June 2009, the FASB issued FAS No. 167, “Amendments to FASB Interpretation No. 46R”, which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures about involvement in VIEs.  This accounting guidance will be effective on January 1, 2010.  This guidance, when adopted, is not expected to have an impact on the Company’s financial statements.

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method.  Asset-backed securities are amortized over the estimated redemption period.  With regard to certain asset-backed securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $26.9 million and $6.5 million at December 31, 2009 and 2008, respectively.

All fixed maturities are classified as available for sale and are carried at fair value.  Effective January 1, 2009, for declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  Further, where Jackson-NY has no intent to sell the security and does not expect to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in note 4.  For prior periods, Jackson-NY recognized an other-than-temporary impairment when the Company did not expect full recovery of value or did not have the intent and ability to hold a security to recovery.  Further, prior to January 1, 2009, impairment losses were recognized in net realized losses on investments for the full difference between fair value and amortized cost.

Equities available for sale, which include common stocks and non-redeemable preferred stocks, are carried at fair value.  Book value of available for sale equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

During 2009, the Company transferred its equity holdings from available for sale to a trading portfolio and recognized a loss of $1.1 million.  As a result, at December 31, 2009, all equity holdings are classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are carried at the unpaid principal balances.

Realized gains and losses on the sale of investments are recognized in net income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments classified as available for sale, net of tax, the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and beginning in 2009, the non-credit related portion of other-than-temporary impairment charges, are excluded from net income and included as a component of other comprehensive income and stockholder’s equity.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133 (ASC 815-15).  The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from embedded derivative movements are reported in change in reserves.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been increased by $12.9 million and $74.2 million at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson-NY reclassified $3.1 million of deferred acquisition costs from retained earnings to accumulated other comprehensive income.

Deferred Sales Inducements
Bonus interest on single premium deferred annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included along with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been increased by $1.2 million and $8.0 million at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson-NY reclassified $0.2 million of deferred sales inducements from retained earnings to accumulated other comprehensive income.
2.           Summary of Significant Accounting Policies (continued)

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life.  The Company has entered into a written tax sharing agreement which is generally based on separate return calculations.  Intercompany balances are settled on a quarterly basis.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized.  Under GAAP, Jackson-NY is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the financial statements, there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Policy Reserves and Liabilities
Reserves for future policy benefits:
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 4% to 6.7%.  Lapse and expense assumptions are based on studies of the Company’s experience in combination with that of the Parent.

Deposits on investment contracts:
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Separate Account Assets and Liabilities
The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,898.6 million and $1,161.4 million at December 31, 2009 and 2008, respectively, are segregated in separate accounts.  The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts.  Such fees are recorded as earned and are included in fee income.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

2.    Summary of Significant Accounting Policies (continued)

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized as incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3. Fair Value Measurements

	December 31, 2009		December 31, 2008
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$98,726	$98,726	$159,609	$159,609
Fixed maturities	1,368,403	1,368,403	1,106,688	1,106,688
Equities	-	-	3,596	3,596
Trading securities	2,141	2,141	-	-
Policy loans	240	177	143	106
GMIB reinsurance recoverable	7,754	7,754	14,868	14,868
Separate account assets	1,898,571	1,898,571	1,161,399	1,161,399

Liabilities
Annuity reserves (1)	$1,337,169	$1,134,415	$1,343,832	$1,177,412
Separate account liabilities	1,898,571	1,898,571	1,161,399	1,161,399
The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands).  The basis for determining the fair value of each instrument is also described below.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

3. Fair Value Measurements (continued)

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities.  Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Equity Securities
The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers

3. Fair Value Measurements (continued)

may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models.  Additionally, the majority of these quotes are non-binding.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

During 2008, the Company determined that, due to inactivity in certain markets, reliable market prices were no longer available on certain securities.  As a result, these securities were valued using internal estimates at December 31, 2008.  These securities are reflected as transfers into Level 3 during 2008.  At December 31, 2008, the related securities had an amortized cost and fair value after adjustment of $249.2 million and $220.5 million, respectively and were primarily asset-backed securities.  During 2009, the Company determined that sufficient activity had returned to certain markets and, as a result, reliable market prices were available at December 31, 2009 for the majority of these securities.  This change was reflected as a transfer out of Level 3 during 2009.

For those securities that were internally valued at December 31, 2009 and 2008, an internally developed model was used to determine the fair value.  The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the  market discount rate for the security.  Appropriate risk premiums for illiquidity and non-performance are incorporated, and included in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of market observable inputs.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3.  Some valuations may be classified as Level 2 if the price can be corroborated.  Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

Policy Loans
Fair values are determined using projected future cash flows discounted at current market interest rates.  Projected future cash flows include assumptions regarding mortality and lapse expectations.

Fair Values of Separate Account Assets
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Fair Values of Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are accounted for at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in change in reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson-NY’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in change in reserves.  Due to the lack of availability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering it in 2009.

Fair values for GMWB embedded derivatives, as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items.  Prior to January 1, 2008, the Company used the accounting guidance on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.    Fair Value Measurements (continued)

Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts.  Also incorporated were expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates were used.  This process used implied volatility data and evaluations of historical volatilities for various indices.  Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices.  The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process.  Estimates of future policyholder behavior are subjective, but based primarily on available internal experience data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Effective January 1, 2008, fair value is also calculated using the methods previously described.   However, as a result of adoption of revised guidance, Jackson-NY now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson-NY’s own credit risk in place of the risk-adjusted rates referenced above.  Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions plus a risk margin.  On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.    Fair Value Measurements (continued)

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2009
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. Treasury securities	$1,022	$1,022	$-	$-
Public utilities	75,379	-	75,379	-
Corporate securities	885,335	-	877,731	7,604
Residential mortgage-backed	167,920	-	167,920	-
Commercial mortgage-backed	170,312	-	165,832	4,480
Other asset-backed securities	68,435	-	37,486	30,949
Trading securities	2,141	2,141	-	-
GMIB reinsurance recoverable	7,754	-	-	7,754
Separate account assets (1)	1,898,571	1,898,571	-	-
Total	$3,276,869	$1,901,734	$1,324,348	$50,787

Liabilities
GMWB reserves (2)	$2,054	$-	$-	$2,054

December 31, 2008
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities	$1,106,688	$557	$885,118	$221,013
Equities	3,596	3,542	54	-
GMIB reinsurance recoverable	14,868	-	-	14,868
Separate account assets (1)	1,161,399	1,161,399	-	-
Total	$2,286,551	$1,165,498	$885,172	$235,881

Liabilities
GMWB reserves (2)	$7,259	$-	$-	$7,259

(1) Pursuant to the conditions set forth in ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The table below provides rollforwards for 2008 and 2009 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

The portion of gains and losses included in net income or other comprehensive income attributable to the change in unrealized gains and losses related to financial instruments still held at December 31, 2009 and December 31, 2008 are as follows (in thousands):

December 31, 2009
Assets
Fixed maturities
Corporate securities	$964
Commercial mortgage-backed	(5,104)
Other asset-backed securities	(9,581)
GMIB reinsurance recoverable	(7,114)

Liabilities
GMWB reserves	$5,205

December 31, 2008
Assets
Fixed maturities	$(15,170)
GMIB reinsurance recoverable	13,542

Liabilities
GMWB reserves	$7,960

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds and asset-backed securites.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.      Investments (continued)

Fixed Maturities
The following table sets forth fixed maturity investments at December 31, 2009, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.  At December 31, 2009, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $9.7 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2009
AAA	21.3%
AA	7.8%
A	29.9%
BBB	34.8%
Investment grade	93.8%
BB	3.6%
B and below	2.6%
Below investment grade	6.2%
Total fixed maturities	100.0%

Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2009, 77.7% were investment grade, 13.2% were below investment grade and 9.1% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 42.2% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2009, the industries accounting for the larger percentage of unrealized losses included banking/finance (3.3% of fixed maturities gross unrealized losses) and building and materials (1.7%).  The largest unrealized loss related to a single corporate obligor was $0.7 million at December 31, 2009.

The cost or amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities (and equities in 2008) were as follows (in thousands):

		Gross		Gross
	Amortized	Unrealized		Unrealized	Fair	Non-credit
December 31, 2009	Cost	Gains		Losses	Value	OTTI (1)
Fixed Maturities
U.S. Treasury securities	$1,008	$29	15	$15	$1,022	$-
Public utilities	72,452	3,333		406	75,379	-
Corporate securities	847,932	44,961		7,558	885,335	85
Residential mortgage-backed	206,870	1,012		39,962	167,920	(16,548)
Commercial mortgage-backed	185,301	5,663		20,652	170,312	-
Other asset-backed securities	81,320	1,164		14,049	68,435	-
Total fixed maturities	$1,394,883	$56,162		$82,642	$1,368,403	$(16,463)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities on which credit impairments have been recorded.

4.    Investments (continued)

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value
Fixed Maturities
U.S. Treasury securities	$505	$51	$-	$556
Public utilities	107,596	645	6,340	101,901
Corporate securities	723,884	6,351	86,308	643,927
Residential mortgage-backed	210,476	2,400	20,205	192,671
Commercial mortgage-backed	129,953	308	30,688	99,573
Other asset-backed securities	74,207	613	6,760	68,060
Total fixed maturities	$1,246,621	$10,368	$150,301	$1,106,688

Equities	$4,084	$83	$571	$3,596
The amortized cost and fair value of fixed maturities at December 31, 2009, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

	Amortized	Fair
	Cost	Value
Due in 1 year or less	$26,584	$27,332
Due after 1 year through 5 years	391,848	412,080
Due after 5 years through 10 years	401,183	417,385
Due after 10 years through 20 years	67,570	68,343
Due after 20 years	34,208	36,597
Residential mortgage-backed	206,869	167,919
Commercial mortgage-backed	185,301	170,312
Other asset-backed securities	81,320	68,435
Total	$1,394,883	$1,368,403

U.S. Treasury securities with a carrying value of $539 thousand and $557 thousand at December 31, 2009 and 2008, respectively, were on deposit with the State of New York as required by state insurance law.

The amount of gross unrealized losses for fixed maturities by maturity date of the fixed maturities as of December 31, 2009 were as follows (in thousands):

Less than one year	$-
One to five years	1,860
Five to ten years	5,141
Ten to twenty years	813
More than twenty years	165
Residential mortgage-backed	39,962
Commercial mortgage-backed	20,652
Other asset-backed securities	14,049
Total gross unrealized losses	$82,642

The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $3 thousand and $15 thousand, respectively, at December 31, 2009.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2009 were less than a thousand and $13 thousand, respectively, and for the 12 months preceding December 31, 2008 were zero and $169 thousand, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.    Investments (continued)

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2009	Cost	Gains	Losses	Value

Prime	$71,131	$144	$20,015	$51,260
Alt-A	39,313	53	9,369	29,997
Subprime	23,006	-	10,341	12,665
Total non-agency RMBS	$133,450	$197	$39,725	$93,922

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value

Prime	$141,649	$2,014	$12,103	$131,560
Alt-A	45,202	386	5,019	40,569
Subprime	23,625	-	3,083	20,542
Total non-agency RMBS	$210,476	$2,400	$20,205	$192,671

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  48.9% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  58.1% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2009, the Company recorded other-than-temporary impairment charges of $20.0 million, $6.0 million and $0.6 million, on securities backed by prime, Alt-A and subprime, respectively.  In 2008, the Company recorded other-than-temporary impairment charges of $3.1 million and $11.3 million, on securities backed by prime and Alt-A, respectively.  No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during 2007.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  The amortized cost and fair value of the Company’s investment in CMBS is $185.3 million and $170.3 million, respectively, at December 31, 2009.  99.9% of these investments are rated investment grade by at least one NRSRO.  No other-than-temporary impairment charges were recorded on CMBS during 2009, 2008 or 2007.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.    Investments (continued)

The following table shows the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturity investments have been in a continuous loss position (in thousands):

	Less than 12 months			12 months or longer			Total
	Gross			Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of	Unrealized	Fair	# of
December 31, 2009	Losses	Value	securities	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. Treasury securities	$15	$489	1	$-	$-	-	$15	$489	1
Public utilities	223	10,742	5	183	810	1	406	11,552	6
Corporate securities	546	58,991	27	7,012	109,270	42	7,558	168,261	69
Residential mortgage-backed	6,505	84,515	22	33,457	57,180	31	39,962	141,695	53
Commercial mortgage-backed	526	18,874	6	20,126	83,854	29	20,652	102,728	35
Other asset-backed securities	471	5,094	10	13,578	32,641	24	14,049	37,735	34
Total temporarily impaired
securities	$8,286	$178,705	71	$74,356	$283,755	127	$82,642	$462,460	198

	Less than 12 months		12 months or longer		Total
	Gross		Gross		Gross
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2008	Losses	Value	Losses	Value	Losses	Value
Fixed Maturities
U.S. Treasury securities	$-	$-	$-	$-	$-	$-
Public utilities	4,749	64,619	1,591	7,554	6,340	72,173
Corporate securities	47,422	380,982	38,886	116,131	86,308	497,113
Asset-backed securities	17,761	115,649	39,892	181,618	57,653	297,267
Subtotal - fixed maturities	69,932	561,250	80,369	305,303	150,301	866,553
Equities	571	1,749	-	-	571	1,749
Total temporarily impaired
securities	$70,503	$562,999	$80,369	$305,303	$150,872	$868,302
Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

4.    Investments (continued)

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant importance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Prior to the adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on January 1, 2009, Jackson-NY generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when Jackson-NY did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost.  The recognition of other-than-temporary impairments in reporting periods prior to January 1, 2009 captured the entire difference between the amortized cost and fair value with this difference being recorded in net income and a corresponding decrease to the amortized cost of the security.

Effective January 1, 2009, Jackson-NY began recognizing other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources.  These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.      Investments (continued)

Effective January 1, 2009, total other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income represent the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on an other-than-temporarily impaired security is recorded in other comprehensive income.

The following table sets forth net realized investment gains and losses for the periods indicated (in thousands):

	2009	2008	2007
Available-for-sale securities
Realized gains on sale	$14,584	$3,796	$3,177
Realized losses on sale	(1,614)	(10,927)	(3,826)
Impairments:
Total other-than-temporary impairments	(44,400)	(32,260)	(1,883)
Portion of other-than-temporary impairments
included in other comprehensive income	16,002	-	-
Net other-than-temporary impairments	(28,398)	(32,260)	(1,883)
Transfer to trading portfolio	(1,111)	-	-
Net realized losses on investments	$(16,539)	$(39,391)	$(2,532)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2009, 2008 and 2007 was $19.0  million, $71.9  million and $80.0 million, respectively, which was approximately 92%, 87% and 95%  of book value, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.      Investments (continued)

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

For the
year ending
December 31, 2009
Cumulative credit loss beginning balance	$-
Adoption of new accounting guidance related to other-than-temporary impairments	25,623
Additions:
New credit losses	20,432
Incremental credit losses	7,966
Reductions:
Securities sold, paid down or disposed of	(21,624)
Cumulative credit loss ending balance	$32,397

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2009 and 2008, the estimated fair value of loaned securities was $1.6 million and $6.1 million, respectively.  The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  Cash collateral received, in the amount of $1.1 million and $6.2 million at December 31, 2009 and 2008, respectively, was invested by the agent bank and included in cash and short-term investments.  A securities lending payable is included in liabilities for the amount of cash collateral received.  Additionally, $0.5 million of non-cash collateral was received in 2009.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

5.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in policy reserves.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported in the increase in reserves, net of reinsurance in the income statement.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

At December 31, 2009 and 2008, the Company had variable contracts with guarantees, for which the net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

5.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

229.2	72.2
39.7	12.4

509.5	298.9
136.9	89.6
61.4	33.2

98.8	62.1
228.7	117.7

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2009	2008
Equity	$1,489.7	$971.2
Bond	186.8	100.3
Balanced	197.1	55.1
Money market	24.5	34.3
Total	$1,898.1	$1,160.9

The Company does not reinsure GMDB liabilities which were reflected in the general account as follows (in millions):

	2009	2008	2007
Balance at January 1	$10.8	$1.5	$0.8
Incurred guaranteed benefits	0.5	12.3	1.3
Paid guaranteed benefits	(6.5)	(3.0)	(0.6)
Balance at December 31	$4.8	$10.8	$1.5

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to the change in reserve, if actual experience or other evidence suggests that earlier assumptions should be revised.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

5.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2009 and 2008 (except where noted):
1)	Use of a series of deterministic investment performance scenarios.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 80.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.75% to 49.0%, with an average of 6.0% during the surrender charge period and 12.0% thereafter at December 31, 2009 and from 0.75% to 49.0%, with an average of 7.0% during the surrender charge period and 11.0% thereafter at December 31, 2008.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under FAS 157 and are recognized at fair value, with the change in fair value reported in change in reserves.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in note 3.    The GMWB reserve totaled $27.9 million and $72.6 million at December 31, 2009 and December 31, 2008, respectively.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2009 and 2008, these GMWB reserves totaled $3.6 million and $2.4 million, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to the change in reserve, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2009 and 2008, are consistent with those used for calculating the GMDB liability.  GMIB reserves totaled $0.2 million and $0.3 million at December 31, 2009 and December 31, 2008, respectively.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

With the approval of the Superintendent of Insurance for the State of New York, Jackson-NY also cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities to its Parent.  This agreement, which was entered into during 2008, resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet.  The deferred gain is being amortized into income over the life of the business. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $6.7 million and $47.1 million in 2009 and 2008, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

6.	Reinsurance (continued)

The effect of reinsurance on premiums was as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Direct premiums	$643	$695	$714
Less reinsurance ceded:
Life	(563)	(573)	(583)
Guaranteed annuity benefits	(7,721)	(47,928)	(781)
Net premiums	$(7,641)	$(47,806)	$(650)

Components of the reinsurance recoverable were as follows (in thousands):

$38,641
-
8

Reserves ceded to Jackson totaled $28.6 million and $67.5 million at December 31, 2009 and December 31, 2008, respectively.

7. Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Current tax expense (benefit)	$9,324	$(102,979)	$3,834
Deferred tax expense (benefit)	(9,207)	27,419	3,808

Income tax expense (benefit)	$117	$(75,560)	$7,642

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

7.    Federal Income Taxes (continued)

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2009, 2008 and 2007.  During 2008, a difference arose related to the ceding commission on reinsurance ceded to Jackson, which was categorized as a capital contribution for statutory reporting purposes.  As this difference will not reverse through the income statement, it has been included as a permanent difference in the table below.  These differences from the tax at the statutory rate are summarized as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Income taxes at statutory rate	$1,533	$(14,074)	$10,756
Dividends received deduction	(1,416)	(2,021)	(2,828)
Ceding commission	-	(68,075)	-
Deferred tax valuation allowance	-	8,400	-
Other	-	210	(286)
Federal income tax expense (benefit)	$117	$(75,560)	$7,642

Effective tax rate	2.7%	187.9%	24.9%

Federal income taxes (received from) paid to Jackson in 2009, 2008 and 2007 were $(102.0) million, $0.1 million and $1.6 million, respectively.
7.

The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2009	2008
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$39,839	$14,531
Other-than-temporary impairments and other investment related items	3,954	11,576
Net unrealized losses on available for sale securities	9,268	49,148
Other, net	-	778
Total gross deferred tax asset	53,061	76,033
Valuation allowance	-	(8,587)
Gross deferred tax asset, net of valuation allowance	53,061	67,446

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(73,456)	(88,865)
Other, net	(103)	-
Total gross deferred tax liability	(73,559)	(88,865)

Net deferred tax liability	$(20,498)	$(21,419)

During 2008, Jackson-NY recorded a valuation allowance, included in deferred tax expense, of $8.4 million against the deferred tax assets associated with realized losses where management no longer believed that it was more likely than not that the full tax benefit of the losses will be realized. Jackson-NY also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value could not be anticipated.  This valuation allowance, which was recorded in other comprehensive income, totaled $187 thousand.  During 2009, management determined that it is now more likely than not that the full tax benefit of the losses will be realized.  Since the reversal of the valuation allowance was due to unrealized
7.    Federal Income Taxes (continued)

gains in 2009, the valuation allowance was eliminated with the offset being credited to other comprehensive income rather than net income.

Realization of Jackson-NY’s deferred tax asset is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

At December 31, 2009, the Company had federal tax capital loss carryforwards totaling $6.0 million, which expire in 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson-NY does not agree with the assessment and plans to file a protest with the Appellate Division of the IRS.  No reserve is established for this potential exposure since Jackson-NY believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $1.5 million, $1.8 million and $2.8 million during 2009, 2008 and 2007, respectively.

During 2008, Jackson-NY established a reserve for an unrecognized tax benefit as required by the provisions of ASC 740-10.  The following table summarizes the changes in the Company’s unrecognized tax benefits, including interest, for the years ended December 31, 2009 and 2008 (in thousands).  There were no unrecognized tax benefits at December 31, 2007.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 was approximately $1.3 million.  There were no such unrecognized benefits at December 31, 2009 or 2007.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

7.   Federal Income Taxes (continued)
Interest expense totaling $0.2 million related to these unrecognized tax benefits has been included in income tax expense in the income statement for 2008 with none in 2009 and 2007.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2009, 2008 or 2007.

Using the information available as of December 31, 2009, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

8.    Contingencies

Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.      Stockholder's Equity

The declaration of dividends which can be paid by the Company is regulated by New York insurance law.  The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration.  No dividends were paid to Jackson in 2009, 2008 or 2007.  Jackson made capital contributions of $75.0 million and $40.0 million to Jackson-NY in 2009 and 2008, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $212.4 million and $94.7 million at December 31, 2009 and 2008, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $44.7 million, $(309.4) million and $(4.1)  million in 2009, 2008 and 2007, respectively.

10.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1,158 thousand, $487 thousand and $489 thousand to PPM for investment advisory services during 2009, 2008 and 2007, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services.  Administrative fees were $5.8 million, $4.2 million and $6.5 million in 2009, 2008 and 2007, respectively.

11. Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employees must be employed on the applicable January 1 or July 1 entry date.  The Company’s annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $241 thousand, $157 thousand and $150 thousand in 2009, 2008 and 2007, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent.  Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement.  At December 31, 2009 and 2008, Jackson’s liability for the Company’s portion of such plans totaled $1.4 million and $1.9 million, respectively.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a
11. Benefit Plans (continued)

hedge against significant movement in the payout liability.  There was no expense related to these plans in 2009, 2008 or 2007.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable

(2) Financial statements and schedules included in Part B -

JNLNY Separate Account - I:

                       Statements of Assets and Liabilities as of December 31, 2009
                       Statements of Operations for the period ended December 31, 2009
                       Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008
                       Notes to Financial Statements

  Jackson National Life Insurance Company of New York:

                       Consolidated Balance Sheets as of December 31, 2009 and 2008
                       Consolidated Income Statements for the years ended December 31, 2009, 2008, and 2007
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                       December 31, 2009, 2008, and 2007
                       Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors  authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.           Not Applicable

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor  Agreement dated October 25, 2005, incorporated by reference to the Registrant's  Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.
a.   Form  of  the  Perspective  Focus  Fixed  and  Variable  Annuity  Contract,
     incorporated by reference to Registrant's  Registration  Statement filed on
     January 23, 2002 (File Nos. 333-81266 and 811-08401).

b.   Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to
     Registrant's  Registration  Statement  filed on January 23, 2002 (File Nos.
     333-81266 and 811-08401).

c.   Specimen of  Retirement  Plan  Endorsement,  incorporated  by  reference to
     Registrant's  Registration  Statement  filed on January 23, 2002 (File Nos.
     333-81266 and 811-08401).

d.   Specimen of Individual  Retirement  Annuity  Endorsement,  incorporated  by reference to Registrant's  Registration Statement filed on January 23, 2002
     (File Nos. 333-81266 and 811-08401).

e.   Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's
     Registration  Statement filed on January 23, 2002 (File Nos.  333-81266 and
     811-08401).

f.   Form of Earnings Protection Benefit Endorsement,  incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos.
     333-81266 and 811-08401).

g.   Form of Maximum Anniversary Value Death Benefit  Endorsement,  incorporated by reference to  Registrant's  Registration  Statement filed on January 23,
     2002 (File Nos. 333-81266 and 811-08401).

h.   Form of 2% Contract Enhancement  Endorsement,  incorporated by reference to
     Registrant's  Registration  Statement  filed on January 23, 2002 (File Nos.
     333-81266 and 811-08401).

i.   Form of  Waiver  of  Withdrawal  Charges  for  Extended  Care  Endorsement,
     incorporated by reference to Registrant's  Registration  Statement filed on
     January 23, 2002 (File Nos. 333-81266 and 811-08401).

j.   Form of  Amended  2%  Contract  Enhancement  Endorsement,  incorporated  by reference to  Registrant's  Pre-Effective  Amendment  No. 1 filed on May 8,
     2002 (File Nos. 333-81266 and 811-08401).

k.   Form  of  Reduced   Administration  Charge  Endorsement,   incorporated  by
     reference to  Registrant's  Pre-Effective  Amendment  No. 1 filed on May 8,
     2002 (File Nos. 333-81266 and 811-08401).

l.   Form of Guaranteed  Minimum Income  Benefit  Endorsement,  incorporated  by reference to  Registrant's  Pre-Effective  Amendment  No. 1 filed on May 8,
     2002 (File Nos. 333-81266 and 811-08401).

m.   Form of Guaranteed Minimum Withdrawal Benefit Endorsement,  incorporated by reference to Registrant's  Post-Effective Amendment No. 2 filed on November
     1, 2002 (File Nos. 333-81266 and 811-08401).

n.   Form of Fixed  Account  Option  Endorsement,  incorporated  by reference to
     Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File
     Nos. 333-81266 and 811-08401).

o.   Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to  Registrant's  Pre-Effective  Amendment  filed on December 30,
     2004 (File Nos. 333-119659 and 811-08401).

p.   Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's  Post-Effective Amendment No. 12 filed on July
     22, 2004 (File Nos. 333-70384 and 811-08401).

q.   Specimen  of the 5%  Guaranteed  Minimum  Withdrawal  Benefit  Endorsement,
     incorporated by reference to the Registrant's  Post-Effective Amendment No.
     18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

r.   Specimen  of the 5%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up   Endorsement,   incorporated  by  reference  to  the  Registrant's
     Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

s.   Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual  Step-up  Endorsement,  incorporated  by  reference to the
     Registrant's  Post-Effective Amendment No. 25 filed on April 26, 2007 (File
     Nos. 333-70384 and 811-08401).

t.   Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up   Endorsement,   incorporated  by  reference  to  the  Registrant's
     Post-Effective  Amendment  No.  25 filed  on  April  26,  2007  (File  Nos.
     333-70384 and 811-08401).

u.   Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up   Endorsement,   incorporated  by  reference  to  the  Registrant's
     Post-Effective  Amendment  No.  25 filed  on  April  26,  2007  (File  Nos.
     333-70384 and 811-08401).

v.   Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up  Endorsement,  incorporated by reference to the Registrant's
     Post-Effective  Amendment  No.  25 filed  on  April  26,  2007  (File  Nos.
     333-70384 and 811-08401).

w.   Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-Up
     Endorsement,  incorporated by reference to the Registrant's  Post-Effective
     Amendment  No. 28 filed on  November  29,  2007  (File Nos.  333-70384  and
     811-08401).

x.   Specimen of 6% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement,  incorporated by reference to the Registrant's  Post-Effective
     Amendment  No. 28 filed on  November  29,  2007  (File Nos.  333-70384  and
     811-08401).

y.   Specimen of 5% For Life Guaranteed  Minimum  Withdrawal  Benefit With Bonus
     and  Annual  Step-Up   Endorsement,   incorporated   by  reference  to  the
     Registrant's  Post-Effective  Amendment  No. 28 filed on November  29, 2007
     (File Nos. 333-70384 and 811-08401).

z.   Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit  With Annual
     Step-Up   Endorsement,   incorporated  by  reference  to  the  Registrant's
     Post-Effective  Amendment  No. 28 filed on  November  29,  2007  (File Nos.
     333-70384 and 811-08401).

aa.  Specimen  of Joint For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Annual Step-Up  Endorsement,  incorporated by reference to the Registrant's
     Post-Effective  Amendment  No. 28 filed on  November  29,  2007  (File Nos.
     333-70384 and 811-08401).

bb.  Specimen of  Guaranteed  Minimum  Withdrawal  Benefit  with 5-Year  Step-Up
     Endorsement,  incorporated by reference to the Registrant's  Post-effective
     Amendment  No. 46,  filed on  December  27,  2007 (File  Nos.333-70472  and
     811-08664).

cc.  Specimen  of the For Life GMWB With Bonus and Annual  Step-Up  Endorsement,
     incorporated by reference to the Registrant's  Post-effective Amendment No.
     46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

dd.  Specimen  of the  Joint  For  Life  GMWB  With  Bonus  and  Annual  Step-Up
     Endorsement,  incorporated by reference to the Registrant's  Post-effective
     Amendment  No. 46,  filed on  December  27, 2007 (File Nos.  333-70472  and
     811-08664).

ee.  Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Bonus  and  Annual  Step-Up  Endorsement,   incorporated  by  reference  to
     Registrant's Post-Effective Amendment No. 20 filed on October 6, 2008 (File
     Nos. 333-70384 and 811-08401).

ff.  Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and Annual Step-Up  Endorsement,  incorporated by reference to Registrant's
     Post-Effective  Amendment  No.  20 filed on  October  6,  2008  (File  Nos.
     333-70384 and 811-08401).

gg.  Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated by reference to the  Registrant's  Post-effective  Amendment  No. 21, filed on
     December 31, 2008 (File Nos. 333-81266 and 08401).

hh.  Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Bonus and Annual Step-Up (Joint  Freedom)  Endorsement  (7588ANY-A  01/09),
     incorporated by reference to the Registrant's  Post-effective Amendment No.
     21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

ii.  Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09),
     filed September 24, 2009 (File Nos. 333-81266 and 08401).

jj.  Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Bonus and  Annual  Step-Up  (LifeGuard  Freedom 6 GMWB With  Joint  Option)
     Endorsement (7614 09/09), filed September 24, 2009 (File Nos. 333-81266 and 08401).
5.

a.	Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

b.
Form of the  Perspective  Focus  Fixed and  Variable  Annuity  Application, incorporated  by reference to Registrant's  Post-Effective  Amendment No. 3filed on April 30, 2003 (File Nos. 333-81266 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.
a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference  to  Registrant's  Pre-Effective  Amendment No. 4 filed on December 15, 2003 (File Nos. 333-37175 and 811-08401).

b.   Variable Annuity GMIB Reinsurance Agreement, incorporated by reference  to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.   Amendment No. 12 to the Variable  Annuity GMIB  Reinsurance  Agreement Effective  January 1, 2003 between  Jackson  National  Life  Insurance Company  of  New  York   ("Ceding   Company")  and  Ace  Tempest  Life  Reinsurance LTD.  ("Reinsurer"),  with effective date October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No.          20 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

 d.   Amendment No. 13 to the Variable  Annuity GMIB  Reinsurance  Agreement Effective  January 1, 2003 between  Jackson  National  Life  Insurance Company  of  New  York   ("Ceding   Company")  and  Ace  Tempest  Life Reinsurance  LTD.  ("Reinsurer"),  with  effective date April 6, 2009, incorporated by reference to Registrant's Post-Effective Amendment No.          22 filed on April 2, 2009 (Files Nos. 333-70384 and 08401).

e. Amendment    No. 14  to    the    Variable    Annuity    GMIB    Reinsurance    Agreement Effective January 1, 2003 between Jackson National Life Insurance    Company of New York ("Ceding    Company")  and Ace    Tempest    Life    Reinsurance    LTD. ("Reinsurer"), with effective date September 28, 2009, attached hereto.

8.              Not Applicable

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable

12.              Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address                                                                                                           Positions and Offices with Depositor

Donald B. Henderson, Jr.                                                                Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                                                           Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                                                           Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                                                                           Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                                                                Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                                                                Vice President, Actuary & Appointed
1 Corporate Way                                                                           Actuary
Lansing, MI 48951

John B. Banez                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                                                Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Jeffrey Borton                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                                                                Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                                                           Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

James B. Croom                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                                                                           Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                                                                            Senior Vice President - Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                                                           Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                                                           Vice President, Assistant Secretary &
1 Corporate Way                                                                           Director
Lansing, MI 48951

Robert Hadju                                                                Vice President
1 Corporate Way
Lansing, MI 48951

Clifford S. Hale, M.D.                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                                                                Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                                                           Executive Vice President, Chief
1 Corporate Way                                                                           Financial Officer, Chairman of the
Lansing, MI 48951                                                                           Board, & Director

Harold Dean Hosfield                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                                                                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                                                           Executive Vice President & Chief
7601 Technology Way                                                                           Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                                                           President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                                                           Chief Administrative Officer &
275 Grove St Building 2                                                                           Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                                                           Senior Vice President, General
1 Corporate Way                                                                           Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                                                                Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                                                Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                                                           Executive Vice President
1 Corporate Way
Lansing, MI 48951

Timothy J. Padot                                                                Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                                                                           Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                                                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                                                Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Shami                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                                                Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                                                Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                                                           Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                                                           Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership	Business Principal

Alcona Funding LLC	Delaware	100% Jackson National	Investment Related
		Life Insurance Company	Company

Berrien Funding LLC	Delaware	100% Jackson National	Investment Related
		Life Insurance Company	Company

Brooke GP	Delaware	99% Brooke (Holdco 1)	Holding Company
		Inc.	Activities
1% Brooke (Holdco 2)
Inc.

Brooke LLC	Delaware	77% Prudential (US	Holding Company
		Holdco 2) Limited	Activities
23% Brooke (Jersey)
Limited

Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US	Holding Company
		Holdco 3) BV	Activities

Brooke (Holdco 2) Inc.	Delaware	100% Brooke (Holdco 1)	Holding Company
		Inc.	Activities

Brooke Holdings LLC	Delaware	100% Nicole Finance	Holding Company
		Inc.	Activities

Brooke Holdings (UK)	United Kingdom	100% Brooke GP	Holding Company
Limited			Activities

Brooke Investment, Inc.	Delaware	100% Brooke Holdings	Investment Related
		LLC	Company

Brooke Life Insurance	Michigan	100% Brooke Holdings	Life Insurance
Company		LLC

Brooke (Jersey) Limited	United Kingdom	100% Prudential (US	Holding Company
		Holdco 2) Limited	Activities

Calhoun Funding LLC	Delaware	100% Jackson National	Investment Related
		Life Insurance Company	Company

Curian Capital, LLC	Michigan	100% Jackson National	Registered Investment
		Life Insurance Company	Advisor

Curian Clearing LLC	Michigan	100% Jackson National	Broker/Dealer
(formerly, BH Clearing		Life Insurance Company

GCI Holding Corporation	Delaware	75.8% Jackson National	Holding Company/
		Life Insurance Company	Jackson Investment

Hermitage Management, LLC	Michigan	100% Jackson National	Advertising Agency
Life Insurance Company

Holborn Delaware LLC	Delaware	100% Prudential Four	Holding Company
		Limited	Activities

Horizon Capital Partners I, L.P.	Delaware	35.8% Jackson National	Jackson Investment
Life Insurance Company

IFC Holdings, Inc.	Delaware	100% National Planning	Broker/Dealer and
d/b/a INVEST Financial		Holdings Inc.	Investment Adviser
Corporation

Investment Centers of	North Dakota	100% IFC Holdings, Inc.	Broker/Dealer and
America, Inc.			Investment Adviser

JNL Investors Series Trust	Massachusetts	100% Jackson National	Investment Company
Life Insurance Company

Jackson Investment	Michigan	100% Brooke Holdings	Investment Adviser
Management LLC		LLC

Jackson National Asset	Michigan	100% Jackson National	Investment Adviser and
Management, LLC		Life Insurance Company	Transfer Agent

Jackson National Life	Bermuda	100% Jackson National	Life Insurance
(Bermuda) Ltd.		Life Insurance Company

Jackson National Life	Delaware	100% Jackson National	Advertising/Marketing
Distributors LLC		Life Insurance Company	Corporation and
Broker/Dealer

Jackson National Life	New York	100% Jackson National	Life Insurance
Insurance Company		Life Insurance Company
of New York

JNLI LLC	Delaware	100% Jackson National	Tuscany Notes

JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Southeast Agency LLC	Michigan	100% Jackson National Life Insurance Company	Insurance Agency

JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account I	Investment Company

JNLNY Variable Fund I LLC	Delaware	100% JNLNY Separate	Investment Company
Account I

Maple Road Warehouse, LLC	Delaware	100% Jackson National	Jackson Investment
Life Insurance Company

Mercantile Capital	Delaware	37.7% Jackson National	Jackson Investment
Partners I, L.P.		Life Insurance Company

Mercantile Equity I	Delaware	99% Jackson National	Jackson Investment
LP		Life Insurance Company

Mercantile Equity III	Delaware	99% Jackson National	Jackson Investment
LP		Life Insurance Company

National Planning	Delaware	100% National Planning	Broker/Dealer and
Corporation		Holdings, Inc.	Investment Adviser

National Planning	Delaware	100% Brooke Holdings	Holding Company
Holdings, Inc.		LLC	Activities

Nicole Finance Inc.	Delaware	100% Brooke GP	Holding Company
Activities

PGDS (US One) LLC	Delaware	100% Jackson National	Holding Company
		Life Insurance Company	Activities

PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC	Holding Company
Activities

Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC	Investment Company
(Piedmont Notes)

Piedmont Funding LLC	Delaware	100% Jackson National	Investment Related
		Life Insurance Company	Company

PPM America Private	Delaware	54.54% Jackson National	Jackson Investment
Equity Fund LP		Life Insurance Company

PPM America Private	Delaware	50% Jackson National	Jackson Investment
Equity Fund II, LP		Life Insurance Company

PPM America Private	Delaware	50% Jackson National	Jackson Investment
Equity Fund III, LP		Life Insurance Company

PPM Holdings, Inc.	Delaware	100% Brooke Holdings	Holding Company
		LLC	Activities

Prudential plc	United Kingdom	Publicly Traded	Financial Institution

Prudential Corporation Holdings,	United Kingdom	100% Prudential Holdings	Holding Company
Limited		Limited	Activities

Prudential Holdings	Scotland	100% Prudential plc	Holding Company
Limited			Activities

Prudential Four Limited	United Kingdom	98% Prudential	Holding Company
		Corporation Holdings,	Activities
Limited
2% Prudential plc

Prudential	Netherlands	100% Prudential (US	Holding Company
(US Holdco 1) BV		Holdco 1) Limited	Activities

Prudential	Netherlands	100% Prudential (US	Holding Company
(US Holdco 2) BV		Holdco 1) BV	Activities

Prudential	Netherlands	100% Prudential (US	Holding Company
(US Holdco 3) BV		Holdco 2) BV	Activities

Prudential	United Kingdom	76.72% Brooke LLC	Holding Company
(US Holdco 1) Limited			Activities
23.28% Prudential Four
Limited

Prudential	Gibraltar	100% Holborn Delaware	Holding Company
(US Holdco 2) Limited		LLC	Activities

SII Investments, Inc.	Wisconsin	100% National Planning	Broker/Dealer and
		Holdings, Inc.	Investment Adviser

Squire Reassurance	Michigan	100% Jackson National	Special Purpose
Company LLC		Life Insurance	Financial Captive
		Company	Insurance Company

Squire Capital I LLC	Michigan	100% Jackson National	Investment Related
		Life Insurance	Company
Company

Squire Capital II LLC	Michigan	100% Jackson National	Investment Related
		Life Insurance Company	Company

The Holliston Mills	Delaware	100% GCI Holding Corporation	Jackson Investment

Wynnefield Equity I, LP	Pennsylvania	99% Jackson National Life Insurance Company	Jackson Investment

Item 27. Number of Contract Owners as of March 1, 2010

Qualified – 253

Non-qualified – 535

Item 28.         Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29.         Principal Underwriter

(a)     Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson  National Life  Distributors LLC also acts as general  distributor  for the Jackson  National  Separate Account - I, the Jackson  National  Separate  Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells	Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping	Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic	Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt	Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Maura Collins	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.	Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson	Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag	Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

James Livingston	Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale	Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa	Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne	Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Senior Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood	Vice President
7601 Technology Way
Denver, CO 80237
Vice President
Asa Wood
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

    (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2010.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York
THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)
THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER	April 30, 2010
Clark P. Manning, Jr. President and Chief Executive Officer	Date

*THOMAS J. MEYER	April 30, 2010
Andrew B. Hopping, Executive Vice President, Chief Financial Officer and Director	Date

*THOMAS J. MEYER	April 30, 2010
Herbert G. May III Chief Administrative Officer and Director	Date

THOMAS J. MEYER	April 30, 2010
Thomas J. Meyer Senior Vice President, General Counsel, Secretary and Director	Date

*THOMAS J. MEYER	April 30, 2010
John H. Brown Vice President and Director	Date

*THOMAS J. MEYER	April 30, 2010
Marianne Clone Vice President and Director	Date

*THOMAS J. MEYER	April 30, 2010
Julia A. Goatley Vice President; Senior Counsel; Assistant Secretary; Chief Compliance Officer, Separate Accounts; Chief Risk Officer and Director	Date

*THOMAS J. MEYER	April 30, 2010
Russell E. Peck Vice President and Director	Date

*THOMAS J. MEYER	April 30, 2010
Gregory B. Salsbury Vice President and Director	Date

*THOMAS J. MEYER	April 30, 2010
Donald B. Henderson, Jr. Director	Date

*THOMAS J. MEYER	April 30, 2010
David C. Porteous Director	Date

*THOMAS J. MEYER	April 30, 2010
Donald T. DeCarlo Director	Date

*THOMAS J. MEYER	April 30, 2010
Gary A. Torgow Director	Date

*THOMAS J. MEYER	April 30, 2010
John C. Colpean Director	Date

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659 and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 4th day of January, 2010.

CLARK P. MANNING, JR.

Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING

Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

HERBERT G. MAY III
______________________________________________
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER

Thomas J. Meyer
Senior Vice President, General Counsel and Director

LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn
Senior Vice President and Director

JOHN H. BROWN

John H. Brown
Vice President and Director

JULIA A GOATLEY

Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

RUSSELL E. PECK

Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY

Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.

Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS

David L. Porteous
Director

DONALD T. DECARLO

Donald T. DeCarlo
Director

GARY H. TORGOW

Gary H. Torgow
Director

JOHN C. COLPEAN

John C. Colpean
Director

EXHIBIT LIST

Exhibit No.  Description

7e.
 Amendment    No. 14  to    the    Variable    Annuity    GMIB    Reinsurance    Agreement Effective January 1, 2003 between  Jackson National Life Insurance    Company of New York ("Ceding    Company")  and Ace    Tempest    Life    Reinsurance    LTD. ("Reinsurer"), with effective date September 28, 2009, attached as EX-7e.

9.	Opinion and Consent of Counsel, attached hereto as EX-9.

10.       Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.